UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03980

Morgan Stanley Institutional Fund Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: September 30,

Date of reporting period: March 31, 2021

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	19
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	29
Liquidity Risk Management Program	41
U.S. Customer Privacy Notice	42
Trustee and Officer Information	45

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Core Plus Fixed Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$991.40	$1,022.94	$1.99	$2.02	0.40%
Core Plus Fixed Income Portfolio Class A	1,000.00	989.00	1,021.34	3.57	3.63	0.72
Core Plus Fixed Income Portfolio Class L	1,000.00	988.60	1,019.95	4.96	5.04	1.00
Core Plus Fixed Income Portfolio Class C	1,000.00	986.40	1,017.85	7.03	7.14	1.42
Core Plus Fixed Income Portfolio Class IS	1,000.00	991.70	1,023.19	1.74	1.77	0.35

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool: 12 Month USD LIBOR + 1.62%, 3.18%, 7/1/45	$29	$30
Agency Fixed Rate Mortgages (22.3%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,249	1,283
3.00%, 11/1/49 - 12/1/49	1,057	1,085
3.50%, 8/1/49	484	502
4.00%, 4/1/49 - 11/1/49	2,119	2,240
4.50%, 2/1/49	853	929
Gold Pools:
3.00%, 3/1/47 - 6/1/49	2,013	2,116
3.50%, 1/1/44 - 4/1/49	1,181	1,270
4.00%, 6/1/44 - 1/1/48	700	764
5.41%, 7/1/37 - 8/1/37	19	21
5.44%, 1/1/37 - 2/1/38	49	54
5.46%, 5/1/37 - 1/1/38	41	46
5.48%, 8/1/37	11	12
5.50%, 8/1/37 - 4/1/38	58	65
5.52%, 10/1/37	5	6
5.62%, 12/1/36 - 8/1/37	57	65
6.00%, 10/1/36 - 8/1/38	89	102
6.50%, 12/1/25 - 8/1/33	67	76
7.00%, 6/1/28 - 11/1/31	28	29
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/51 (a)	14,625	15,235
3.50%, 4/1/51 (a)	26,400	27,890
Conventional Pools:
2.50%, 10/1/49 - 2/1/50	2,264	2,312
3.00%, 6/1/40 - 1/1/50	6,506	6,735
3.50%, 8/1/45 - 1/1/50	6,983	7,340
4.00%, 11/1/41 - 9/1/49	4,895	5,296
4.50%, 3/1/41 - 8/1/49	2,097	2,290
5.00%, 3/1/41	133	154
5.50%, 6/1/35 - 1/1/37	44	52
5.62%, 12/1/36	19	20
6.50%, 4/1/24 - 1/1/34	607	685
7.00%, 5/1/28 - 12/1/33	98	106
9.50%, 4/1/30	39	43
June TBA:
1.50%, 6/1/51 (a)	4,350	4,187
2.00%, 6/1/51 (a)	94,075	93,542
2.50%, 6/1/51 (a)	46,650	47,672
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 - 7/20/49	1,436	1,537
4.00%, 8/20/41 - 11/20/49	5,992	6,429
4.50%, 4/20/49 - 7/20/49	933	1,005
	Face Amount (000)	Value (000)
5.00%, 12/20/48 - 2/20/49	$104	$112
6.50%, 5/15/40	365	429
		233,736
Asset-Backed Securities (12.1%)
AASET 2018-2 US Ltd.,
4.45%, 11/18/38 (b)	3,397	3,431
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 0.71%, 4/25/34 (c)	639	633
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)	2,279	2,308
2.24%, 6/25/66 (b)	2,427	2,421
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)	601	661
AMSR Trust,
2.77%, 1/19/39 (b)	3,100	3,233
Aqua Finance Trust,
3.47%, 7/16/40 (b)	900	948
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)	850	860
5.00%, 11/17/25 (b)	357	358
BCMSC Trust,
7.51%, 1/15/29 (c)	1,384	1,344
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)	752	745
Cascade Funding Mortgage Trust,
5.60%, 4/25/30 (b)(c)	1,000	1,060
7.30%, 4/25/30 (b)(c)	2,000	2,143
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)	1,447	1,520
CFMT 2020-HB3 LLC,
6.28%, 5/25/30 (b)(c)	1,100	1,108
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (b)(c)	3,850	3,850
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)	890	894
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (b)	2,000	2,025
4.66%, 7/15/26 (b)	1,000	1,028
5.21%, 7/15/25 (b)	1,136	1,158
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25	19	15
CWABS Asset-Backed Certificates Trust,
1 Month USD LIBOR + 1.58%, 1.68%, 12/25/34 (c)	3,680	3,691
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)	1,023	1,021
Fair Square Issuance Trust,
2.90%, 9/20/24 (b)	900	910
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	875	883
FCI Funding 2019-1 LLC,
3.63%, 2/18/31 (b)	211	214

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Asset-Backed Securities (cont'd)
Foundation Finance Trust,
3.86%, 11/15/34 (b)		$489	$506
FREED ABS Trust,
3.19%, 11/18/26 (b)		2,000	2,032
3.87%, 6/18/26 (b)		404	408
4.52%, 6/18/27 (b)		414	418
4.61%, 10/20/25 (b)		833	840
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,316	1,054
GCI Funding I LLC,
2.82%, 10/18/45 (b)		961	985
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)(d)		875	875
Class A2
3.21%, 1/22/29 (b)		3,290	3,253
Goodgreen Trust,
5.53%, 4/15/55 (b)		2,743	2,824
Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 1.56%, 7/17/37 (b)(c)		2,200	2,205
Invitation Homes Trust,
Class E 1 Month USD LIBOR + 2.00%, 2.11%, 7/17/37 (b)(c)		2,146	2,151
JOL Air Ltd.,
4.95%, 4/15/44 (b)		241	227
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)		448	440
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		1,004	1,013
MAPS Ltd.,
4.21%, 5/15/43 (b)		543	549
METAL LLC,
4.58%, 10/15/42 (b)		623	514
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		913	924
Nationstar HECM Loan Trust,
2.82%, 9/25/30 (b)(c)		775	778
Navistar Financial Dealer Note Master Trust,
1 Month USD LIBOR + 2.90%, 3.01%, 7/25/25 (b)(c)		1,300	1,318
New Residential Mortgage LLC,
5.44%, 6/25/25 - 7/25/25 (b)		4,876	4,984
New Residential Mortgage LLC,
4.69%, 5/25/23 (b)		296	296
Newday Funding Master Issuer PLC,
SOFR + 1.10%, 1.15%, 3/15/29 (b)(c)		4,150	4,155
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.15%, 8/15/26 (b)(c)	GBP	500	686
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 2.70%, 2/25/44 (b)(c)		$511	499
	Face Amount (000)		Value (000)
NYCTL Trust,
2.19%, 11/10/32 (b)		$868	$874
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)		1,000	1,034
5.44%, 2/15/27 (b)		543	562
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 2.46%, 4/25/23 (b)(c)		1,050	1,042
1 Month USD LIBOR + 2.65%, 2.76%, 8/25/25 (b)(c)		1,400	1,395
1 Month USD LIBOR + 2.85%, 2.96%, 2/25/23 (b)(c)		500	500
1 Month USD LIBOR + 3.00%, 3.12%, 3/25/26 (b)(c)		3,900	3,900
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (b)		1,150	1,160
3.59%, 7/15/25 (b)		1,250	1,257
5.50%, 10/15/24 (b)		1,192	1,192
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		2,278	2,169
RCO V Mortgage LLC,
3.47%, 11/25/24 (b)		1,827	1,839
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 2.75%, 12/27/44 (b)(c)		752	719
Republic FInance Issuance Trust,
3.43%, 11/22/27 (b)		1,100	1,116
Republic Finance Issuance Trust,
3.54%, 11/20/30 (b)		1,385	1,428
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		500	511
S-Jets Ltd.,
3.97%, 8/15/42 (b)		3,414	3,354
7.02%, 8/15/42 (b)		1,044	647
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		2,137	2,141
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (c)	EUR	1,986	2,255
3 Month EURIBOR + 0.55%, 0.01%, 1/25/40 (c)		1,900	2,095
Small Business Lending Trust,
2.85%, 7/15/26 (b)		$129	129
Small Business Origination Loan Trust,
3.85%, 12/15/27	GBP	751	994
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (b)		$508	514
4.02%, 8/25/27 (b)		200	204
Sprite Ltd.,
4.25%, 12/15/37 (b)		514	520
START Ireland,
4.09%, 3/15/44 (b)		339	342
Start Ltd.,
4.09%, 5/15/43 (b)		3,493	3,464

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (b)	$994	$965
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	3,500	3,630
5.15%, 9/17/34 (b)	1,200	1,223
Upgrade Receivables Trust,
5.17%, 11/15/24 (b)	56	56
Upstart Securitization Trust,
3.73%, 9/20/29 (b)	1,700	1,735
VCAT LLC,
3.67%, 8/25/50 (b)	1,583	1,600
Verizon Owner Trust,
0.41%, 4/21/25	6,620	6,624
1.94%, 4/22/24	1,700	1,730
		127,316
Collateralized Mortgage Obligations — Agency Collateral Series (1.3%)
Federal Home Loan Mortgage Corporation,
IO
2.74%, 8/25/48 (c)	5,484	1,136
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 4.47%, 12/25/26 (b)(c)	93	93
1 Month USD LIBOR + 5.05%, 5.17%, 7/25/23 (c)	99	101
1 Month USD LIBOR + 5.25%, 5.37%, 7/25/26 (b)(c)	46	47
IO
0.33%, 11/25/27 (c)	23,697	491
2.63%, 1/25/49 (c)	4,091	851
2.65%, 2/25/49 (c)	9,522	2,031
2.73%, 9/25/48 (c)	16,800	3,601
2.75%, 1/25/49 (c)	17,200	3,680
3.46%, 10/25/38 (c)	3,500	1,271
IO REMIC
6.00% - 1 Month USD LIBOR, 5.89%, 11/15/43 (e)	689	117
6.05% - 1 Month USD LIBOR, 5.94%, 4/15/39 (e)	7	—	@
IO STRIPS
7.50%, 12/15/29	17	3
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	56	8
IO REMIC
6.00%, 7/25/33	45	6
IO STRIPS
6.50%, 9/25/29 - 12/25/29	237	30
8.00%, 4/25/24	20	—	@
8.50%, 10/25/25	17	2
9.00%, 11/25/26	18	2
REMIC
7.00%, 9/25/32	139	167
	Face Amount (000)	Value (000)
Government National Mortgage Association,
IO
5.00%, 2/16/41	$132	$25
IO PAC
6.15% - 1 Month USD LIBOR, 6.04%, 10/20/41 (e)	306	8
		13,670
Commercial Mortgage-Backed Securities (4.8%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 2.41%, 9/15/36 (b)(c)	1,400	1,388
BANK 2019-BNK21,
IO
0.87%, 10/17/52 (c)	14,928	892
BANK 2020-BNK30,
2.92%, 12/15/53 (c)	4,200	3,773
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	2,042
IO
0.88%, 9/15/48 (b)(c)	31,000	1,379
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 12/15/35 (b)(c)	2,500	2,492
BXP Trust,
1 Month USD LIBOR + 3.00%, 3.11%, 11/15/34 (b)(c)	1,150	1,017
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 11/15/31 (b)(c)	569	547
Citigroup Commercial Mortgage Trust,
3.50%, 12/10/41 (b)(c)	1,100	846
IO
0.78%, 11/10/48 (c)	2,508	68
0.88%, 9/10/58 (c)	4,492	149
COMM Mortgage Trust,
3.40%, 8/15/57 (b)(c)	1,400	1,355
IO
0.09%, 7/10/45 (c)	12,081	19
0.72%, 10/10/47 (c)	3,150	63
1.00%, 7/15/47 (c)	2,930	77
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (b)(c)	5,275	5,338
CSWF 2018-TOP,
1 Month USD LIBOR + 1.45%, 1.56%, 8/15/35 (b)(c)	2,240	2,242
GS Mortgage Securities Trust,
4.74%, 8/10/46 (b)(c)	500	491
IO
0.73%, 9/10/47 (c)	5,062	104
1.22%, 10/10/48 (c)	4,864	221
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.30%, 2.41%, 1/15/33 (b)(c)	579	578

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	$1,700	$1,542
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (c)	6,956	72
0.68%, 12/15/49 (c)	4,108	101
1.71%, 7/15/47 (c)	7,087	104
JPMBB Commercial Mortgage Securities Trust,
4.67%, 4/15/47 (b)(c)	775	756
IO
0.99%, 8/15/47 (c)	3,780	101
Manhattan West,
2.34%, 9/10/39 (b)(c)	1,500	1,466
MFT Trust,
3.28%, 8/10/40 (b)(c)	1,000	991
3.48%, 2/10/42 (b)(c)	800	743
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (b)(c)	1,000	889
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 10/15/49 (b)(c)	436	438
1 Month USD LIBOR + 1.95%, 2.06%, 3/25/50 (b)(c)	2,458	2,478
Natixis Commercial Mortgage
1 Month USD LIBOR + 2.20%, 2.31%, 7/15/36 (b)(c)	2,300	2,308
4.13%, 5/15/39(b)(c)	2,300	2,257
4.32%, 1/15/43 (b)(c)	800	791
4.41%, 2/15/39 (b)(c)	1,941	1,810
Olympic Tower 2017-OT Mortgage Trust,
3.57%, 5/10/39 (b)	2,900	3,084
SG Commercial Mortgage Securities Trust,
3.73%, 3/15/37 (b)(c)	1,900	1,915
4.51%, 2/15/41 (b)(c)	1,250	1,116
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.74%, 1.85%, 2/15/37 (b)(c)	900	886
1 Month USD LIBOR + 2.21%, 2.32%, 1/15/35 (b)(c)	500	500
WFRBS Commercial Mortgage Trust,
4.14%, 5/15/45 (b)(c)	425	417
		49,846
Corporate Bonds (36.1%)
Energy (0.0%)
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (b)(f)	400	406
Finance (14.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,221
	Face Amount (000)	Value (000)
Aflac, Inc.,
4.75%, 1/15/49	$500	$621
Air Lease Corp.,
2.30%, 2/1/25	1,325	1,355
American Express Co.,
4.20%, 11/6/25	1,625	1,839
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,220
4.88%, 6/1/22	375	394
Anthem, Inc.,
2.25%, 5/15/30	1,325	1,305
Aon Corp.,
2.80%, 5/15/30	1,750	1,791
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)	875	824
AvalonBay Communities, Inc.,
2.95%, 5/11/26	375	402
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	2,650	2,643
Banco Bradesco SA,
3.20%, 1/27/25 (b)	2,790	2,859
Banco Santander Chile,
2.70%, 1/10/25 (b)	1,125	1,178
Banco Santander SA,
5.18%, 11/19/25	600	681
Bank of America Corp.,
2.68%, 6/19/41	703	660
3.25%, 10/21/27	2,300	2,474
MTN
4.00%, 1/22/25	1,055	1,156
Series N
2.65%, 3/11/32	5,375	5,393
Bank of Montreal,
3.80%, 12/15/32	2,700	2,969
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (b)	1,530	1,640
BBVA USA,
3.50%, 6/11/21	800	803
Belrose Funding Trust,
2.33%, 8/15/30 (b)	1,225	1,182
BNP Paribas SA,
2.82%, 11/19/25 - 1/26/41(b)	1,450	1,412
4.40%, 8/14/28 (b)	1,050	1,198
Boston Properties LP,
3.80%, 2/1/24	700	754
BPCE SA,
5.15%, 7/21/24 (b)	2,750	3,080
Brookfield Finance LLC,
3.45%, 4/15/50	1,350	1,281
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	842

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Brown & Brown, Inc.,
2.38%, 3/15/31	$900	$867
4.20%, 9/15/24	1,150	1,265
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	2,300	2,387
Capital One Financial Corp.,
3.30%, 10/30/24	3,525	3,802
Chubb INA Holdings, Inc.,
1.38%, 9/15/30	2,275	2,080
Citigroup, Inc.,
2.57%, 6/3/31	375	375
2.67%, 1/29/31	2,650	2,666
4.41%, 3/31/31	1,788	2,043
Citizens Bank NA,
MTN
2.55%, 5/13/21	250	250
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	1,023
Commonwealth Bank of Australia,
3.31%, 3/11/41 (b)	1,675	1,628
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	685
Credit Agricole SA,
3.25%, 10/4/24 (b)	725	779
Credit Suisse Group AG,
2.59%, 9/11/25 (b)	4,800	4,980
Crown Castle International Corp.,
3.30%, 7/1/30	950	996
4.15%, 7/1/50	725	781
Danske Bank A/S,
5.00%, 1/12/23 (b)	350	361
Deutsche Bank AG,
3.95%, 2/27/23	850	898
Equinix, Inc.,
1.00%, 9/15/25	2,500	2,457
GA Global Funding Trust,
1.00%, 4/8/24	1,875	1,873
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,965	2,252
GLP Capital LP/GLP Financing II, Inc.,
5.38%, 4/15/26	1,250	1,406
Goldman Sachs Group, Inc. (The),
1.99%, 1/27/32	3,550	3,372
MTN
4.80%, 7/8/44	625	770
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	770	779
Howard Hughes Corp. (The),
4.38%, 2/1/31 (b)	1,480	1,451
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,532
4.00%, 12/31/99 (g)	2,300	2,294
	Face Amount (000)	Value (000)
HSBC USA, Inc.,
3.50%, 6/23/24	$1,450	$1,568
Intercontinental Exchange, Inc.,
1.85%, 9/15/32	2,675	2,452
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	679
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)	3,100	3,168
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (b)	1,325	1,398
JPMorgan Chase & Co.,
1.95%, 2/4/32	3,175	3,012
4.13%, 12/15/26	3,225	3,635
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	1,056
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	270
4.38%, 3/22/28	1,525	1,713
Macquarie Bank Ltd.,
2.30%, 1/22/25 (b)	1,700	1,762
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	1,554	2,045
Massachusetts Mutual Life Insurance Co.,
5.08%, 2/15/69	950	1,108
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	1,040	1,142
Mastercard, Inc.,
1.90%, 3/15/31	1,400	1,378
MetLife, Inc.,
4.55%, 3/23/30	325	379
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)	1,300	1,356
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	600
MPT Operating Partnership LP/ MPT Finance Corp.,
5.00%, 10/15/27	965	1,017
Nationwide Building Society,
3.96%, 7/18/30 (b)	1,200	1,311
4.30%, 3/8/29 (b)	1,550	1,717
4.36%, 8/1/24 (b)	500	540
Natwest Group PLC,
3.88%, 9/12/23	875	939
NTT Finance Corp.,
1.59%, 4/3/28 (b)	3,900	3,810
Ooredoo International Finance Ltd.,
2.63%, 4/8/31	1,470	1,454
Oversea-Chinese Banking Corp. Ltd.,
1.83%, 9/10/30 (b)	970	962
Pine Street Trust I,
4.57%, 2/15/29 (b)	575	647
Progressive Corp. (The),
3.20%, 3/26/30	725	780
4.00%, 3/1/29	575	653

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	$1,350	$1,303
Realty Income Corp.,
0.75%, 3/15/26	1,602	1,545
Santander UK Group Holdings PLC,
3.57%, 1/10/23	2,400	2,454
SBA Communications Corp.,
3.13%, 2/1/29 (b)	1,610	1,550
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,685
Standard Chartered PLC,
4.64%, 4/1/31 (b)	526	598
SVB Financial Group,
1.80%, 2/2/31	2,900	2,680
Syngenta Finance N.V.,
4.89%, 4/24/25 (b)	975	1,044
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	546
Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	868
UnitedHealth Group, Inc.,
3.75%, 7/15/25	1,675	1,856
Wells Fargo & Co.,
2.57%, 2/11/31	1,125	1,132
5.01%, 4/4/51	1,000	1,285
Westpac Banking Corp.,
2.67%, 11/15/35	775	736
		152,062
Industrials (20.0%)
7-Eleven, Inc.,
1.80%, 2/10/31 (b)	2,500	2,338
AbbVie, Inc.,
4.25%, 11/21/49	2,400	2,720
Adobe, Inc.,
2.30%, 2/1/30	1,975	1,999
AHS Hospital Corp.,
Series 2021
2.78%, 7/1/51	650	603
Akamai Technologies, Inc.,
0.38%, 9/1/27	925	1,008
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC,
3.50%, 2/15/23 (b)	700	715
Alibaba Group Holding Ltd.,
2.13%, 2/9/31	825	788
Altria Group, Inc.,
3.40%, 2/4/41	2,225	2,067
Amazon.com, Inc.,
2.70%, 6/3/60	1,075	956
	Face Amount (000)	Value (000)
American Airlines Inc/AAdvantage Loyalty IP Ltd.,
5.75%, 4/20/29 (b)	$1,590	$1,693
Amgen, Inc.,
3.15%, 2/21/40	1,100	1,093
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30	650	705
4.50%, 6/1/50	1,425	1,620
4.60%, 4/15/48	1,233	1,415
Anthem, Inc.,
2.38%, 1/15/25	550	575
Apple, Inc.,
2.05%, 9/11/26	375	388
2.65%, 2/8/51	2,025	1,854
Arches Buyer, Inc.,
4.25%, 6/1/28 (b)	1,550	1,550
AT&T, Inc.,
2.55%, 12/1/33 (b)	1,725	1,639
3.55%, 9/15/55 (b)	3,075	2,819
3.65%, 9/15/59 (b)	275	252
Automatic Data Processing, Inc.,
1.25%, 9/1/30	2,250	2,063
Baidu, Inc.,
1.72%, 4/9/26	1,450	1,446
BAT Capital Corp.,
3.56%, 8/15/27	2,100	2,237
Becton Dickinson and Co.,
2.89%, 6/6/22	512	525
Berry Global, Inc.,
4.50%, 2/15/26 (b)(f)	2,225	2,285
Boeing Co. (The),
2.95%, 2/1/30	650	649
3.25%, 2/1/35	225	218
3.95%, 8/1/59	350	337
Booking Holdings, Inc.,
0.90%, 9/15/21	950	1,116
BP Capital Markets America, Inc.,
3.12%, 5/4/26	2,250	2,423
BP Capital Markets PLC,
4.38%, 12/31/99 (g)	700	742
4.88%, 12/31/99 (g)	700	752
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (b)	1,200	1,207
Burlington Northern Santa Fe LLC,
3.30%, 9/15/51	850	855
Campbell Soup Co.,
3.13%, 4/24/50	1,975	1,846
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.30%, 2/1/32	1,200	1,117

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
3.50%, 6/1/41	$900	$855
3.85%, 4/1/61	2,150	1,975
Chevron Corp.,
3.08%, 5/11/50	800	767
Children's Health System of Texas,
2.51%, 8/15/50	800	707
Cigna Corp.,
2.40%, 3/15/30	2,150	2,133
3.05%, 10/15/27	350	375
4.90%, 12/15/48	1,400	1,719
Citrix Systems, Inc.,
1.25%, 3/1/26	1,275	1,254
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	562
Coca-Cola Femsa SAB de CV,
2.75%, 1/22/30	1,600	1,610
Comcast Corp.,
1.95%, 1/15/31	3,725	3,591
2.45%, 8/15/52	1,050	900
2.80%, 1/15/51	825	758
Conagra Brands, Inc.,
1.38%, 11/1/27	3,075	2,966
ConocoPhillips,
4.88%, 10/1/47 (b)	575	700
CVS Health Corp.,
1.88%, 2/28/31	2,555	2,402
5.13%, 7/20/45	425	521
Deere & Co.,
3.10%, 4/15/30	500	535
Dell International LLC/EMC Corp.,
5.85%, 7/15/25 (b)	400	467
6.02%, 6/15/26 (b)	1,475	1,748
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	1,050	1,089
DexCom, Inc.,
0.25%, 11/15/25 (b)	1,175	1,160
Diageo Capital PLC,
2.13%, 10/24/24	1,475	1,541
Diamond Sports Group LLC/ Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)(f)	700	365
Diamondback Energy, Inc.,
3.25%, 12/1/26	1,750	1,847
Duke University,
Series 2020
2.83%, 10/1/55	1,600	1,555
Enbridge, Inc.,
2.50%, 1/15/25	925	965
Energy Transfer Operating LP,
2.90%, 5/15/25	1,575	1,641
	Face Amount (000)		Value (000)
Enterprise Products Operating LLC,
4.20%, 1/31/50		$2,075	$2,217
Fiserv, Inc.,
2.65%, 6/1/30		500	504
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		400	407
4.39%, 1/8/26		800	842
Fortive Corp.,
0.88%, 2/15/22		1,044	1,064
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		675	729
Fox Corp.,
5.58%, 1/25/49		925	1,182
Galaxy Pipeline Assets Bidco Ltd.,
1.75%, 9/30/27 (b)		3,050	3,053
General Motors Co.,
6.60%, 4/1/36		200	260
General Motors Financial Co., Inc.,
3.85%, 1/5/28		800	863
4.35%, 1/17/27		1,825	2,029
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		1,525	1,521
Gilead Sciences, Inc.,
2.80%, 10/1/50		700	623
Glencore Funding LLC,
4.13%, 3/12/24 (b)		2,375	2,574
Global Payments, Inc.,
1.20%, 3/1/26		1,075	1,059
Grifols SA,
2.25%, 11/15/27 (b)	EUR	800	951
GSK Finance No 3 PLC,
0.00%, 6/22/23 (b)		1,500	1,624
HCA, Inc.,
5.25%, 6/15/49		$1,900	2,330
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		525	530
Hyundai Capital America,
1.80%, 1/10/28 (b)		2,650	2,536
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	1,058
International Business Machines Corp.,
2.95%, 5/15/50		1,450	1,353
3.30%, 5/15/26		2,750	2,998
J2 Global, Inc.,
1.75%, 11/1/26 (Convertible) (b)		825	971
4.63%, 10/15/30 (b)		1,250	1,265
Jazz Investments I Ltd.,
1.88%, 8/15/21		1,000	1,026
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	1,099
Kimberly-Clark de Mexico SAB de CV,
2.43%, 7/1/31 (b)		1,375	1,344

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Las Vegas Sands Corp.,
3.20%, 8/8/24	$850	$887
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)	1,275	1,352
Lions Gate Capital Holdings LLC,
5.50%, 4/15/29 (b)(d)	1,570	1,574
Lowe's Cos., Inc.,
1.30%, 4/15/28	200	190
1.70%, 10/15/30	350	329
2.50%, 4/15/26	775	816
LYB International Finance III LLC,
4.20%, 5/1/50	550	593
MARB BondCo PLC,
3.95%, 1/29/31 (b)	2,720	2,591
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	915	1,188
Masco Corp.,
2.00%, 2/15/31	1,675	1,591
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48	1,175	1,393
Meituan,
2.13%, 10/28/25 (b)	930	927
Microsoft Corp.,
2.53%, 6/1/50	650	593
2.92%, 3/17/52	100	99
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)	2,925	3,061
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)	2,550	2,590
Newmont Corp.,
2.25%, 10/1/30	1,150	1,121
NIKE, Inc.,
2.85%, 3/27/30	1,225	1,291
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (b)	2,400	2,512
NVIDIA Corp.,
2.85%, 4/1/30	1,250	1,314
Occidental Petroleum Corp.,
3.20%, 8/15/26	160	154
5.55%, 3/15/26	925	980
ONEOK, Inc.,
4.45%, 9/1/49	275	275
5.20%, 7/15/48	450	493
Oracle Corp.,
2.50%, 4/1/25	1,900	1,998
3.95%, 3/25/51	950	981
Procter & Gamble Co. (The),
1.20%, 10/29/30	1,050	973
Raytheon Technologies Corp.,
3.13%, 7/1/50	425	412
	Face Amount (000)		Value (000)
Resorts World Las Vegas LLC/ RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		$2,800	$2,826
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		2,125	2,134
Ross Stores, Inc.,
0.88%, 4/15/26		2,100	2,034
Royalty Pharma PLC,
3.55%, 9/2/50 (b)		925	884
Saudi Arabian Oil Co.,
3.25%, 11/24/50 (b)		960	870
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50		2,750	2,525
Shell International Finance BV,
3.13%, 11/7/49		575	556
3.25%, 5/11/25		1,150	1,243
Sherwin-Williams Co. (The),
2.30%, 5/15/30		925	912
2.95%, 8/15/29		625	652
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		2,050	2,123
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)		2,150	2,107
Splunk, Inc.,
1.13%, 6/15/27 (b)		1,200	1,144
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		423	427
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	686
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		$750	808
T-Mobile USA, Inc.,
2.25%, 11/15/31 (b)(f)		1,700	1,617
3.60%, 11/15/60 (b)		650	625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.00%, 1/15/32 (b)		2,695	2,538
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	2,014
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		162	162
TOTAL SE,
Series FP
0.50%, 12/2/22		1,200	1,252
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,229
TSMC Global Ltd.,
0.75%, 9/28/25 (b)		1,325	1,295
Twitter, Inc.,
1.00%, 9/15/21		1,433	1,489

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Verizon Communications, Inc.,
1.50%, 9/18/30	$350	$322
2.65%, 11/20/40	2,050	1,876
2.99%, 10/30/56 (b)	2,550	2,256
3.40%, 3/22/41	275	280
Viatris, Inc.,
4.00%, 6/22/50 (b)	725	741
Volkswagen Group of America Finance LLC,
4.75%, 11/13/28 (b)	1,025	1,189
Vontier Corp.,
2.40%, 4/1/28 (b)	2,700	2,659
VTR Finance,
6.38%, 7/15/28 (b)(f)	1,050	1,137
Walmart, Inc.,
2.95%, 9/24/49	222	219
3.70%, 6/26/28 (f)	250	281
Walt Disney Co. (The),
2.75%, 9/1/49	2,491	2,285
3.60%, 1/13/51	281	300
Western Digital Corp.,
1.50%, 2/1/24	1,055	1,083
Western Midstream Operating LP,
4.35%, 2/1/25	1,200	1,244
Williams Cos., Inc. (The),
4.85%, 3/1/48	2,225	2,474
Zynga, Inc.,
0.00%, 12/15/26 (b)	1,150	1,225
		209,336
Utilities (1.6%)
Calpine Corp.,
4.50%, 2/15/28 (b)	1,450	1,464
DTE Electric Co.,
2.95%, 3/1/50	350	333
Duke Energy Indiana LLC,
2.75%, 4/1/50	185	166
Series YYY
3.25%, 10/1/49	273	270
Enel Finance International N.V.,
3.63%, 5/25/27 (b)	1,800	1,950
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	725	638
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)	1,380	1,481
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,566
Northern States Power Co.,
2.90%, 3/1/50	1,400	1,342
NRG Energy, Inc.,
3.63%, 2/15/31 (b)	1,530	1,495
	Face Amount (000)		Value (000)
Oglethorpe Power Corp.,
5.05%, 10/1/48		$1,325	$1,565
Pacific Gas and Electric Co.,
3.30%, 8/1/40		1,025	931
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31		975	967
Xcel Energy, Inc.,
2.60%, 12/1/29		1,850	1,869
			17,037
			378,841
Mortgages — Other (12.8%)
Adjustable Rate Mortgage Trust,
3.26%, 6/25/35 (c)		139	141
Ajax Mortgage Loan Trust,
2.35%, 9/25/65 (b)(c)		725	704
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 0.29%, 5/25/47 (c)		100	96
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 0.76%, 7/25/46 (c)		141	107
6.36%, 10/25/36		463	211
Banc of America Funding Trust,
5.25%, 7/25/37		52	52
Bear Stearns ARM Trust,
2.71%, 2/25/34 (c)		638	653
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)		2,410	2,449
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)		1,900	1,811
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (b)(c)		2,379	2,418
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		1,868	1,897
CFMT 2020-ABC1 LLC,
1.94%, 9/25/50 (b)(c)		4,325	4,281
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (b)(c)		3,800	3,780
ChaseFlex Trust,
6.00%, 2/25/37		647	380
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	996	793
CSMC Trust,
3.89%, 12/15/23		3,300	3,314
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 1.72%, 7/25/36 (c)	EUR	456	530
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.25%, 10/17/40 (c)		700	824
Eurosail PLC,
3 Month GBP LIBOR + 0.95%, 1.03%, 6/13/45 (c)	GBP	642	866

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 1.53%, 7/15/47 (c)	GBP	209	$290
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 2.35%, 2.46%, 4/25/30 (c)		$941	957
1 Month USD LIBOR + 5.15%, 5.26%, 10/25/29 (c)		300	324
3.00%, 7/25/46 - 5/25/47		1,874	1,852
3.50%, 5/25/45 - 5/25/47		906	906
3.88%, 5/25/45 (b)(c)		15	15
4.00%, 5/25/45		31	31
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)		1,900	1,899
4.45%, 1/25/26 (b)(c)		3,500	3,484
5.07%, 5/25/24 (b)(c)		3,600	3,626
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	333	383
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%,
0.30%, 1/19/38 (c)		$383	368
Headlands Residential LLC,
3.97%, 6/25/24 (b)		500	502
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	484	525
JP Morgan Mortgage Trust,
3.51%, 6/25/37 (c)		$89	80
6.00%, 6/25/37		44	49
L1C 2020-1 LLC,
5.29%, 8/25/51 (b)		1,600	1,604
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.06%, 6/17/38 (c)	EUR	768	851
Legacy Mortgage Asset Trust,
3.25%, 2/25/60 (b)		3,621	3,666
Lehman Mortgage Trust,
6.50%, 9/25/37		$635	295
LHOME Mortgage Trust,
3.23%, 10/25/24 (b)		675	680
4.58%, 10/25/23 (b)		607	610
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.81%, 2/25/55 (b)(c)		2,215	2,217
1 Month USD LIBOR + 1.30%, 1.41%, 11/25/53 (b)(c)		2,000	2,005
New Residential Mortgage Loan Trust,
3.23%, 8/25/60 (b)		489	494
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		686	727
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.24%, 12/15/50 (c)	GBP	1,385	1,836
	Face Amount (000)		Value (000)
NRPL Trust,
4.25%, 7/25/67 (b)		$879	$886
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)		1,886	1,895
3.96%, 6/25/25 (b)		3,633	3,652
OBX Trust,
3.50%, 10/25/59 - 2/25/60 (b)(c)		1,394	1,431
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 0.43%, 1/15/39 (c)	GBP	260	359
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 1.04%, 3/12/61 (b)(c)		$1,088	1,088
Preston Ridge Partners LLC,
2.86%, 9/25/25 (b)		2,708	2,730
PRPM LLC,
3.50%, 10/25/24 (b)(c)		1,619	1,634
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (b)(c)		1,701	1,707
2.15%, 6/25/30 (b)(c)		750	754
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.83%, 6/18/45 (c)	GBP	750	1,035
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 - 5/25/60		$16,606	17,458
4.00%, 7/25/56 (c)		450	456
4.00%, 8/25/56 (b)(c)		1,000	1,025
4.00%, 8/25/58 - 2/25/59		1,888	2,075
4.25%, 8/25/59 - 5/25/60 (b)(c)		5,800	5,837
4.50%, 6/25/57		1,870	2,084
4.75%, 7/25/56 - 6/25/57 (b)(c)		1,408	1,443
4.75%, 10/25/58 (c)		1,300	1,367
Stratton Mortgage Funding 2019-1 PLC,
2.15%, 5/25/51	GBP	2,500	3,460
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 5/25/47 (b)(c)		$1,480	1,312
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	1,600	1,548
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$2,000	2,031
Towd Point HE Trust,
0.92%, 2/25/63 (b)(c)		6,122	6,126
Towd Point Mortgage Funding 2019-Granite 5 PLC,
SONIA 3 Month + 1.80%, 1.85%, 7/20/44 (c)	GBP	1,800	2,460
Towd Point Mortgage Funding 2019-Vantage2 PLC,
2.40%, 2/20/54		2,400	3,311
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$850	857
Vista Point Securitization Trust,
1.76%, 3/25/65 (b)(c)		2,729	2,763

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
VOLT XCIII LLC,
1.89%, 2/27/51 (b)		$2,723	$2,711
VOLT XCIV LLC,
2.24%, 2/27/51 (b)		3,428	3,429
			134,507
Municipal Bonds (1.1%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	367
City of New York, NY,
Series G-1
5.97%, 3/1/36		270	363
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477	653
Methodist Hospital (The), NY,
Series 20A
2.71%, 12/1/50		1,520	1,404
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320	385
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	2,626
Pennsylvania State University (The), PA,
Series D
2.84%, 9/1/50		1,425	1,396
University of Virginia, VA,
2.26%, 9/1/50		1,550	1,347
Series C-1
2.97%, 9/1/49		1,440	1,444
Series C-2
2.97%, 9/1/49		1,020	1,023
			11,008
Sovereign (5.6%)
Australia Government Bond,
3.25%, 4/21/25	AUD	10,500	8,856
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/25	BRL	12,400	2,325
Croatia Government International Bond,
1.50%, 6/17/31	EUR	1,307	1,618
Dominican Republic International Bond,
4.88%, 9/23/32 (b)		$410	419
5.88%, 1/30/60 (b)		2,310	2,221
Ecuador Government International Bond,
0.50%, 7/31/40 (b)(h)		261	114
Egypt Government Bond,
13.77%, 1/5/24	EGP	16,300	1,031
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	2,025	2,442
	Face Amount (000)		Value (000)
7.50%, 2/16/61 (b)		$290	$263
8.15%, 11/20/59 (b)		210	201
8.88%, 5/29/50 (b)		410	420
Export-Import Bank of India,
3.25%, 1/15/30 (b)		670	667
3.88%, 2/1/28 (b)		505	540
Export-Import Bank of Korea,
0.63%, 2/9/26 (f)		3,400	3,307
Honduras Government International Bond,
5.63%, 6/24/30 (b)		350	367
Italy Buoni Poliennali Del Tesoro,
0.65%, 10/28/27 (b)	EUR	1,280	1,583
1.30%, 5/15/28 (b)		1,176	1,589
Ivory Coast Government International Bond,
4.88%, 1/30/32 (b)		1,360	1,559
Korea Development Bank (The),
0.80%, 7/19/26		$4,970	4,858
Mexican Bonos,
Series M
7.75%, 5/29/31	MXN	74,500	3,888
Mexico Government International Bond,
3.25%, 4/16/30 (f)		$750	758
3.75%, 4/19/71		850	739
Morocco Government International Bond,
4.00%, 12/15/50 (b)		790	701
Nigeria Government International Bond,
9.25%, 1/21/49 (b)(f)		2,270	2,500
North Macedonia Government International Bond,
1.63%, 3/10/28 (b)	EUR	940	1,079
Pertamina Persero PT,
6.50%, 11/7/48 (b)		$1,325	1,703
Petroleos Mexicanos,
6.50%, 1/23/29		525	531
6.84%, 1/23/30		570	580
6.88%, 10/16/25 (b)(f)		840	911
6.95%, 1/28/60		350	301
7.69%, 1/23/50		536	497
Qatar Government International Bond,
5.10%, 4/23/48 (b)		1,480	1,875
Republic of Belarus Ministry of Finance,
6.38%, 2/24/31 (b)		1,150	1,069
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,407
8.25%, 3/31/32		59,630	3,494
Republic of Uzbekistan Bond,
3.70%, 11/25/30 (b)(f)		$840	818
Senegal Government International Bond,
6.25%, 5/23/33 (b)		705	706
Serbia International Bond,
1.65%, 3/3/33 (b)	EUR	800	912
			58,849
The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (b)	EUR	590	$715
4.70%, 10/22/31 (b)		$1,240	1,325
			2,040
Variable Rate Senior Loan Interests (2.4%)
American Airlines, Inc.,
2018 Term Loan B
1 Month USD LIBOR + 1.75%, 1.86%, 6/27/25 (c)		990	878
American Builders & Contractors Supply Co., Inc.,
2019 Term Loan
1 Month USD LIBOR + 2.00%, 2.11%, 1/15/27 (c)		997	991
Asurion LLC,
2020 Term Loan B8
1 Month USD LIBOR + 3.25%, 3.36%, 12/23/26 (c)		998	993
Bausch Health Cos., Inc.,
2018 Term Loan B
3 Month USD LIBOR + 3.00%, 3.11%, 6/2/25 (c)		943	941
BWAY Holding Co.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 3.44%, 4/3/24 (c)		985	965
Carrols Restaurant Group, Inc.,
Term Loan B
1 Month USD LIBOR + 3.25%, 3.37%, 4/30/26 (c)		985	975
CenturyLink, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 2.25%, 2.36%, 3/15/27 (c)		995	986
Chemours Company (The),
2018 USD Term Loan B
3 Month USD LIBOR + 1.75%, 1.86%, 4/3/25 (c)		987	961
Core & Main LP,
2017 Term Loan B
3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (c)		987	985
CPG International, Inc.,
2017 Term Loan
3 Month USD LIBOR + 2.50%, 3.25%, 5/5/24 (c)		218	218
Creative Artists Agency LLC,
2019 Term Loan B
1 Month USD LIBOR + 3.75%, 3.86%, 11/26/26 (c)		948	939
DaVita, Inc.,
2020 Term Loan B
1 Month USD LIBOR + 1.75%, 1.86%, 8/12/26 (c)		988	983
	Face Amount (000)	Value (000)
Froneri International Ltd.,
2020 USD Term Loan
1 Month USD LIBOR + 2.25%, 2.36%, 1/29/27 (c)	$995	$983
Grifols Worldwide Operations USA, Inc.,
USD 2019 Term Loan B
1 Month USD LIBOR + 2.00%, 2.08%, 11/15/27 (c)	988	978
Hargray Communications Group, Inc.,
2017 Term Loan B
1 Month USD LIBOR + 2.75%, 3.75%, 5/16/24 (c)	844	844
Level 3 Financing, Inc.,
2019 Term Loan B
1 Month USD LIBOR + 1.75%, 1.86%, 3/1/27 (c)	1,000	988
Lions Gate Capital Holdings LLC,
2018 Term Loan B
3 Month USD LIBOR + 2.25%, 2.36%, 3/24/25 (c)	984	971
Medallion Midland Acquisition LLC,
1st Lien Term Loan
3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (c)	790	784
Scientific Games International, Inc.,
2018 Term Loan B5
3 Month USD LIBOR + 2.75%, 0.00%, 8/14/24 (c)(i)	997	980
Surf Holdings LLC,
USD Term Loan
3 Month USD LIBOR + 3.50%, 3.68%, 3/5/27 (c)	744	738
Surgery Center Holdings, Inc.,
2017 Term Loan B
3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (c)	987	979
TransDigm, Inc.,
2020 Term Loan F
1 Month USD LIBOR + 2.25%, 2.36%, 12/9/25 (c)	997	978
Univision Communications, Inc.,
2020 Replacement Term Loan
1 Month USD LIBOR + 3.75%, 4.75%, 3/15/26 (c)	904	905
US Foods, Inc.,
2019 Term Loan B
3 Month USD LIBOR + 2.00%, 2.11%, 9/13/26 (c)	997	980
Verifone Systems, Inc.,
2018 1st Lien Term Loan
3 Month USD LIBOR + 4.00%, 4.18%, 8/20/25 (c)	987	966
Virgin Media Bristol LLC,
USD Term Loan N
1 Month USD LIBOR + 2.50%, 2.61%, 1/31/28 (c)	1,000	993

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Variable Rate Senior Loan Interests (cont'd)
Ziggo Financing Partnership,
USD Term Loan I
1 Month USD LIBOR + 2.50%, 2.61%, 4/30/28 (c)	$1,500	$1,487
		25,369
Total Fixed Income Securities (Cost $1,032,421)		1,035,212
	Shares
Short-Term Investments (19.9%)
Investment Company (18.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $196,295)	196,295,233	196,295
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $8,248)	8,248,225	8,248
	Face Amount (000)
U.S. Treasury Securities (0.4%)
U.S. Treasury Bills,
0.03%, 6/3/21 (j)	$950	950
0.04%, 6/3/21 (j)	1,050	1,050
0.09%, 6/3/21 (j)	2,518	2,518
Total U.S. Treasury Security (Cost $4,518)		4,518
Total Short-Term Investments (Cost $209,061)		209,061
Total Investments (118.6%) (Cost $1,241,482) Including $9,309 of Securities Loaned (k)(l)		1,244,273
Liabilities in Excess of Other Assets (–18.6%)		(194,921)
Net Assets (100.0%)		$1,049,352

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  When-issued security.

(e)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2021.

(f)  All or a portion of this security was on loan at March 31, 2021.

(g)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(h)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(i)  Unsettled Position. The contract rate does not take effect until settlement date.

(j)  Rate shown is the yield to maturity at March 31, 2021.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(l)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $22,547,000 and the aggregate gross unrealized depreciation is approximately $19,698,000, resulting in net unrealized appreciation of approximately $2,849,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	14,536		$11,512	5/25/21	$469
Bank of America NA		$2,075	AUD	2,686	5/25/21	(34)
Bank of America NA		$2	CAD	2	5/25/21	— @
Barclays Bank PLC	BRL	13,963		$2,571	5/25/21	99
Barclays Bank PLC	CAD	5,333		$4,227	5/25/21	(16)
Barclays Bank PLC	EUR	116		$141	5/25/21	4
BNP Paribas SA	CHF	2,300		$2,572	5/25/21	135
BNP Paribas SA	CHF	2,485		$2,766	5/25/21	133
BNP Paribas SA	GBP	5,306		$7,464	5/25/21	148
BNP Paribas SA	IDR	25,403,382		$1,782	5/25/21	40
BNP Paribas SA	MXN	55,483		$2,628	5/25/21	(72)
BNP Paribas SA		$260	CAD	325	5/25/21	(1)
BNP Paribas SA		$2,450	KRW	2,709,025	5/25/21	(57)
BNP Paribas SA	ZAR	43,471		$2,814	5/25/21	(112)
Citibank NA	EUR	925		$1,104	5/25/21	18
Citibank NA		$2,618	CNY	17,030	5/25/21	(30)
JPMorgan Chase Bank NA	EUR	18,292		$22,263	5/25/21	790
JPMorgan Chase Bank NA	IDR	35,429,638		$2,428	5/25/21	(3)
JPMorgan Chase Bank NA		$43	GBP	31	5/25/21	(1)
JPMorgan Chase Bank NA		$843	ZAR	13,094	5/25/21	38
Royal Bank of Canada		$2,652	JPY	278,322	5/25/21	(137)
Royal Bank of Canada		$8,094	NOK	68,682	5/25/21	(64)
State Street Bank and Trust Co.		$2,723	CAD	3,406	5/25/21	(12)
UBS AG	MXN	33,166		$1,592	5/25/21	(22)
UBS AG	SEK	44,430		$5,378	5/25/21	288
UBS AG		$2,689	JPY	282,395	5/25/21	(137)
UBS AG		$1,187	ZAR	18,405	5/25/21	52
UBS AG		$695	ZAR	10,448	5/25/21	9
UBS AG	ZAR	76,758		$5,116	5/25/21	(51)
						$1,474

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	509	Jun-21		$101,800	$112,350	$(103)
U.S. Treasury 30 yr. Bond	43	Jun-21		4,300	6,648	(212)
U.S. Treasury 5 yr. Note	480	Jun-21		48,000	59,231	(643)
U.S. Treasury Ultra Bond	212	Jun-21		21,200	38,418	(1,247)
Short:
Euro OAT	69	Jun-21	EUR	(6,900)	(13,104)	23
German Euro 30 yr. Bond	4	Jun-21		(400)	(967)	15
German Euro BTP	15	Jun-21		(1,500)	(2,626)	(13)
German Euro Bund	16	Jun-21		(1,600)	(3,214)	4
U.S. Treasury 10 yr. Note	162	Jun-21		$(16,200)	(21,212)	518
U.S. Treasury Ultra Long Bond	92	Jun-21		(9,200)	(13,219)	203
UK Long Gilt Bond	36	Jun-21	GBP	(3,600)	(6,332)	39
						$(1,416)

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@  —  Value is less than $500.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CNY  —  Chinese Yuan Renminbi

EGP  —  Egyptian Pound

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	18.9%
Industrials	16.9
Short-Term Investments	16.3
Other**	14.4
Finance	12.3
Mortgages — Other	10.9
Asset-Backed Securities	10.3
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $277,321,000 and net unrealized depreciation of approximately $1,416,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $1,474,000.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,036,939)	$1,039,730
Investment in Security of Affiliated Issuer, at Value (Cost $204,543)	204,543
Total Investments in Securities, at Value (Cost $1,241,482)	1,244,273
Foreign Currency, at Value (Cost $4,952)	4,918
Cash	431
Receivable for Investments Sold	436,290
Interest Receivable	4,418
Receivable for Fund Shares Sold	4,235
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	2,223
Receivable for Variation Margin on Futures Contracts	2,149
Tax Reclaim Receivable	11
Receivable from Affiliate	4
Receivable from Securities Lending Income	2
Other Assets	178
Total Assets	1,699,132
Liabilities:
Payable for Investments Purchased	636,312
Collateral on Securities Loaned, at Value	8,248
Payable for Fund Shares Redeemed	2,974
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	749
Due to Broker	535
Payable for Advisory Fees	488
Deferred Capital Gain Country Tax	96
Payable for Sub Transfer Agency Fees — Class I	66
Payable for Sub Transfer Agency Fees — Class A	17
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	72
Payable for Professional Fees	63
Payable for Shareholder Services Fees — Class A	28
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	24
Payable for Custodian Fees	38
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	65
Total Liabilities	649,780
Net Assets	$1,049,352
Net Assets Consist of:
Paid-in-Capital	$1,049,963
Total Accumulated Loss	(611)
Net Assets	$1,049,352

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$794,168
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	69,806,587
Net Asset Value, Offering and Redemption Price Per Share	$11.38
CLASS A:
Net Assets	$129,469
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	11,363,336
Net Asset Value, Redemption Price Per Share	$11.39
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.38
Maximum Offering Price Per Share	$11.77
CLASS L:
Net Assets	$1,107
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	97,036
Net Asset Value, Offering and Redemption Price Per Share	$11.41
CLASS C:
Net Assets	$28,004
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,476,725
Net Asset Value, Offering and Redemption Price Per Share	$11.31
CLASS IS:
Net Assets	$96,604
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	8,496,468
Net Asset Value, Offering and Redemption Price Per Share	$11.37
(1) Including: Securities on Loan, at Value:	$9,309

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $65 of Foreign Taxes Withheld)	$13,376
Dividends from Security of Affiliated Issuer (Note G)	23
Income from Securities Loaned — Net	14
Total Investment Income	13,413
Expenses:
Advisory Fees (Note B)	1,905
Sub Transfer Agency Fees — Class I	340
Sub Transfer Agency Fees — Class A	76
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	7
Administration Fees (Note C)	410
Shareholder Services Fees — Class A (Note D)	162
Distribution and Shareholder Services Fees — Class L (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	138
Professional Fees	74
Registration Fees	73
Pricing Fees	44
Custodian Fees (Note F)	42
Shareholder Reporting Fees	33
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	8
Other Expenses	15
Total Expenses	3,340
Waiver of Advisory Fees (Note B)	(710)
Reimbursement of Class Specific Expenses — Class I (Note B)	(152)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(95)
Net Expenses	2,382
Net Investment Income	11,031
Realized Gain (Loss):
Investments Sold (Net of $13 of Capital Gain Country Tax)	2,089
Foreign Currency Forward Exchange Contracts	(3,346)
Foreign Currency Translation	(38)
Futures Contracts	(2,703)
Swap Agreements	(897)
Net Realized Loss	(4,895)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $6)	(16,847)
Foreign Currency Forward Exchange Contracts	1,337
Foreign Currency Translation	(42)
Futures Contracts	(1,450)
Swap Agreements	134
Net Change in Unrealized Appreciation (Depreciation)	(16,868)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(21,763)
Net Decrease in Net Assets Resulting from Operations	$(10,732)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$11,031	$20,033
Net Realized Gain (Loss)	(4,895)	27,385
Net Change in Unrealized Appreciation (Depreciation)	(16,868)	(484)
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,732)	46,934
Dividends and Distributions to Shareholders:
Class I	(28,235)	(18,149)
Class A	(4,625)	(2,980)
Class L	(35)	(20)
Class C	(864)	(432)
Class IS	(3,521)	(2,603)
Total Dividends and Distributions to Shareholders	(37,280)	(24,184)
Capital Share Transactions:(1)
Class I:
Subscribed	295,664	449,352
Distributions Reinvested	27,980	17,870
Redeemed	(155,949)	(278,475)
Class A:
Subscribed	39,579	59,971
Distributions Reinvested	4,625	2,980
Redeemed	(23,085)	(43,470)
Class L:
Exchanged	398	73
Distributions Reinvested	35	20
Redeemed	(89)	(24)
Class C:
Subscribed	5,541	15,394
Distributions Reinvested	862	427
Redeemed	(3,110)	(5,020)
Class IS:
Subscribed	4,870	102,407
Distributions Reinvested	3,168	2,250
Redeemed	(3,288)	(11,558)
Net Increase in Net Assets Resulting from Capital Share Transactions	197,201	312,197
Total Increase in Net Assets	149,189	334,947
Net Assets:
Beginning of Period	900,163	565,216
End of Period	$1,049,352	$900,163

The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	25,137	38,635
Shares Issued on Distributions Reinvested	2,390	1,542
Shares Redeemed	(13,356)	(24,048)
Net Increase in Class I Shares Outstanding	14,171	16,129
Class A:
Shares Subscribed	3,358	5,160
Shares Issued on Distributions Reinvested	394	257
Shares Redeemed	(1,978)	(3,776)
Net Increase in Class A Shares Outstanding	1,774	1,641
Class L:
Shares Exchanged	34	6
Shares Issued on Distributions Reinvested	3	2
Shares Redeemed	(8)	(2)
Net Increase in Class L Shares Outstanding	29	6
Class C:
Shares Subscribed	474	1,325
Shares Issued on Distributions Reinvested	74	37
Shares Redeemed	(266)	(442)
Net Increase in Class C Shares Outstanding	282	920
Class IS:
Shares Subscribed	418	8,888
Shares Issued on Distributions Reinvested	271	194
Shares Redeemed	(277)	(998)
Net Increase in Class IS Shares Outstanding	412	8,084

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.91		$11.58		$10.84		$11.17		$11.22		$10.18
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.31		0.37		0.34		0.32		0.34
Net Realized and Unrealized Gain (Loss)	(0.23)		0.40		0.78		(0.38)		(0.02)		1.11
Total from Investment Operations	(0.10)		0.71		1.15		(0.04)		0.30		1.45
Distributions from and/or in Excess of:
Net Investment Income	(0.12)		(0.30)		(0.41)		(0.29)		(0.35)		(0.41)
Net Realized Gain	(0.31)		(0.08)		—		—		—		—
Total Distributions	(0.43)		(0.38)		(0.41)		(0.29)		(0.35)		(0.41)
Net Asset Value, End of Period	$11.38		$11.91		$11.58		$10.84		$11.17		$11.22
Total Return(3)	(0.86	)%(9)	6.27%		10.83	%(4)	(0.36)%		2.79	%(5)	14.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$794,168		$662,724		$457,610		$257,605		$265,958		$193,976
Ratio of Expenses Before Expense Limitation	0.60	%(10)	0.64%		0.67%		0.70%		0.73%		0.74%
Ratio of Expenses After Expense Limitation	0.40	%(7)(10)	0.40	%(7)	0.41	%(7)	0.40	%(7)	0.40	%(7)	0.43	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.40	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.22	%(7)(10)	2.63	%(7)	3.29	%(7)	3.09	%(7)	2.94	%(7)	3.31	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	238	%(9)	287%		217%		248%		350%		262%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.63%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.33%.

(6)  Performance was positively impacted by approximately 7.72% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 7.08%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.42% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.52% for Class I shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.93		$11.60		$10.85		$11.18		$11.23		$10.19
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.27		0.33		0.30		0.28		0.30
Net Realized and Unrealized Gain (Loss)	(0.24)		0.40		0.79		(0.38)		(0.02)		1.12
Total from Investment Operations	(0.13)		0.67		1.12		(0.08)		0.26		1.42
Distributions from and/or in Excess of:
Net Investment Income	(0.10)		(0.26)		(0.37)		(0.25)		(0.31)		(0.38)
Net Realized Gain	(0.31)		(0.08)		—		—		—		—
Total Distributions	(0.41)		(0.34)		(0.37)		(0.25)		(0.31)		(0.38)
Net Asset Value, End of Period	$11.39		$11.93		$11.60		$10.85		$11.18		$11.23
Total Return(3)	(1.10	)%(9)	5.91%		10.49	%(4)	(0.70)%		2.43	%(5)	14.31	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$129,469		$114,387		$92,191		$65,647		$60,874		$24,071
Ratio of Expenses Before Expense Limitation	0.88	%(10)	0.92%		0.97%		1.00%		1.02%		1.15%
Ratio of Expenses After Expense Limitation	0.72	%(7)(10)	0.74	%(7)	0.75	%(7)	0.75	%(7)	0.75	%(7)	0.76	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.74	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.90	%(7)(10)	2.29	%(7)	2.96	%(7)	2.73	%(7)	2.58	%(7)	2.82	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	238	%(9)	287%		217%		248%		350%		262%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 10.29%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.97%.

(6)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 6.55%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.77% for Class A shares. Prior to January 4, 2016, the maximum ratio was 0.87% for Class A shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.94		$11.61		$10.86		$11.17		$11.23		$10.18
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.24		0.30		0.27		0.26		0.28
Net Realized and Unrealized Gain (Loss)	(0.22)		0.40		0.78		(0.37)		(0.03)		1.12
Total from Investment Operations	(0.13)		0.64		1.08		(0.10)		0.23		1.40
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.23)		(0.33)		(0.21)		(0.29)		(0.35)
Net Realized Gain	(0.31)		(0.08)		—		—		—		—
Total Distributions	(0.40)		(0.31)		(0.33)		(0.21)		(0.29)		(0.35)
Net Asset Value, End of Period	$11.41		$11.94		$11.61		$10.86		$11.17		$11.23
Total Return(3)	(1.14	)%(9)	5.63%		10.12	%(4)	(0.95)%		2.16	%(5)	14.10	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,107		$812		$720		$464		$1,138		$841
Ratio of Expenses Before Expense Limitation	1.22	%(10)	1.37%		1.45%		1.41%		1.35%		1.82%
Ratio of Expenses After Expense Limitation	1.00	%(7)(10)	1.00	%(7)	1.01	%(7)	1.00	%(7)	1.00	%(7)	1.03	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.61	%(7)(10)	2.04	%(7)	2.70	%(7)	2.46	%(7)	2.37	%(7)	2.65	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	238	%(9)	287%		217%		248%		350%		262%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 9.92%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.70%.

(6)  Performance was positively impacted by approximately 7.76% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 6.34%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.02% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.12% for Class L shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$11.84		$11.52		$10.77		$11.10		$11.17		$10.16
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.18		0.25		0.22		0.20		0.22
Net Realized and Unrealized Gain (Loss)	(0.23)		0.41		0.78		(0.37)		(0.03)		1.12
Total from Investment Operations	(0.16)		0.59		1.03		(0.15)		0.17		1.34
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.19)		(0.28)		(0.18)		(0.24)		(0.33)
Net Realized Gain	(0.31)		(0.08)		—		—		—		—
Total Distributions	(0.37)		(0.27)		(0.28)		(0.18)		(0.24)		(0.33)
Net Asset Value, End of Period	$11.31		$11.84		$11.52		$10.77		$11.10		$11.17
Total Return(3)	(1.36	)%(9)	5.16%		9.70	%(4)	(1.39)%		1.57	%(5)	13.52	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,004		$25,989		$14,684		$6,873		$4,890		$3,528
Ratio of Expenses Before Expense Limitation	1.58	%(10)	1.62%		1.68%		1.73%		1.74%		2.00%
Ratio of Expenses After Expense Limitation	1.42	%(7)(10)	1.43	%(7)	1.46	%(7)	1.50	%(7)	1.50	%(7)	1.51	%(7)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.43	%(7)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	1.20	%(7)(10)	1.60	%(7)	2.23	%(7)	2.01	%(7)	1.86	%(7)	2.04	%(7)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(10)	0.02%		0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	238	%(9)	287%		217%		248%		350%		262%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 9.50%.

(5)  Performance was positively impacted by approximately 0.46% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 1.11%.

(6)  Performance was positively impacted by approximately 7.75% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 5.77%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.52% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.62% for Class C shares.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Core Plus Fixed Income Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$11.91		$11.58		$10.84		$10.85
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.31		0.37		0.10
Net Realized and Unrealized Gain (Loss)	(0.23)		0.41		0.78		(0.04)
Total from Investment Operations	(0.10)		0.72		1.15		0.06
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.31)		(0.41)		(0.07)
Net Realized Gain	(0.31)		(0.08)		—		—
Total Distributions	(0.44)		(0.39)		(0.41)		(0.07)
Net Asset Value, End of Period	$11.37		$11.91		$11.58		$10.84
Total Return(3)	(0.83	)%(6)	6.24%		10.89	%(4)	0.56	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$96,604		$96,251		$11		$10
Ratio of Expenses Before Expense Limitation	0.51	%(7)	0.54%		18.96%		18.71	%(7)
Ratio of Expenses After Expense Limitation	0.35	%(5)(7)	0.35	%(5)	0.35	%(5)	0.35	%(5)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.35	%(5)	N/A		N/A
Ratio of Net Investment Income	2.27	%(5)(7)	2.67	%(5)	3.33	%(5)	3.17	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(7)	0.02%		0.01%		0.02	%(7)
Portfolio Turnover Rate	238	%(6)	287%		217%		248	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 10.69%.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valua-

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

tions may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$30	$—	$30
Agency Fixed Rate Mortgages	—	233,736	—	233,736
Asset-Backed Securities	—	127,316	—	127,316
Collateralized Mortgage Obligations — Agency Collateral Series	—	13,670	—	13,670

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Commercial Mortgage- Backed Securities	$—	$49,846	$—	$49,846
Corporate Bonds	—	378,841	—	378,841
Mortgages — Other	—	134,870	—	134,870
Municipal Bonds	—	10,645	—	10,645
Sovereign	—	58,849	—	58,849
Supranational	—	2,040	—	2,040
Variable Rate Senior Loan Interests	—	25,369	—	25,369
Total Fixed Income Securities	—	1,035,212	—	1,035,212
Short-Term Investments
Investment Company	204,543	—	—	204,543
U.S. Treasury Securities	—	4,518	—	4,518
Total Short-Term Investments	204,543	4,518	—	209,061
Foreign Currency Forward Exchange Contracts	—	2,223	—	2,223
Futures Contracts	802	—	—	802
Total Assets	205,345	1,041,953	—	1,247,298
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(749)	—	(749)
Futures Contracts	(2,218)	—	—	(2,218)
Total Liabilities	(2,218)	(749)	—	(2,967)
Total	$203,127	$1,041,204	$—	$1,244,331

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the ef-

fect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the for-

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

eign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approx-

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

imately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

As of March 31, 2021, the Fund did not have any open swap agreements.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$2,223
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	802	(a)
Total			$3,025
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(749)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(2,218	)(a)
Total			$(2,967)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3,346)
Interest Rate Risk	Futures Contracts	(2,703)
Credit Risk	Swap Agreements	(897)
Total		$(6,946)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1,337
Interest Rate Risk	Futures Contracts	(1,450)
Credit Risk	Swap Agreements	134
Total		$21

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$2,223	$(749)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)(d)	Net Amount (not less than $0) (000)
Bank of America NA	$469	$(34)	$(255)	$180
Barclays Bank PLC	103	(16)	—	87
BNP Paribas SA	456	(242)	—	214
Citibank NA	18	(18)	—	0
JPMorgan Chase Bank NA	828	(4)	—	824
UBS AG	349	(210)	(139)	0
Total	$2,223	$(524)	$(394)	$1,305
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)(d)	Net Amount (not less than $0) (000)
Bank of America NA	$34	$(34)	$—	$0
Barclays Bank PLC	16	(16)	—	0
BNP Paribas SA	242	(242)	—	0
Citibank NA	30	(18)	—	12
JPMorgan Chase Bank NA	4	(4)	—	0
Royal Bank Of Canada	201	—	(201)	0
State Street Bank and Trust Co.	12	—	—	12
UBS AG	210	(210)	—	0
Total	$749	$(524)	$(201)	$24

(d) In some instances, the actual collateral received/pledged may be more than the amount shown here due to overcollateralization.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$139,020,000
Futures Contracts:
Average monthly notional value	$291,200,000
Swap Agreements:
Average monthly notional amount	$7,026,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,309	(e)	$—	$(9,309	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $8,248,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,244,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$4,674	$—	$—	$—	$4,674
Sovereign	3,574	—	—	—	3,574
Total	$8,248	$—	$—	$—	$8,248
Total Borrowings	$8,248	$—	$—	$—	$8,248
Gross amount of recognized liabilities for securities lending transactions					$8,248

6.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no

36

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

7.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the average daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.300%

For the six months ended March 31, 2021, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.21% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.42% for Class I shares, 0.77% for Class A shares, 1.02% for Class L shares, 1.52% for Class C shares and 0.37% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $710,000 of advisory fees were waived and approximately $153,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agree-

37

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

ment. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term in-

vestments were approximately $400,926,000 and $270,263,000, respectively. For the six months ended March 31, 2021, purchases and sales of long-term U.S. Government securities were approximately $2,143,227,000 and $2,104,892,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $95,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$160,007	$296,282	$251,746	$23
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$204,543

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded
38

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,516	$2,668	$14,473	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2020.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$25,539	$2,687

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.9%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

39

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

40

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

41

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

42

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

43

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

44

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

45

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCPFISAN
3565511 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	20
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Trustee and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Corporate Bond Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Corporate Bond Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Corporate Bond Portfolio Class I	$1,000.00	$983.10	$1,021.44	$3.46	$3.53	0.70%
Corporate Bond Portfolio Class A	1,000.00	982.90	1,020.59	4.30	4.38	0.87
Corporate Bond Portfolio Class L	1,000.00	980.00	1,018.50	6.37	6.49	1.29
Corporate Bond Portfolio Class C	1,000.00	977.90	1,016.21	8.63	8.80	1.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (97.3%)
Corporate Bonds (97.3%)
Energy (0.3%)
Equinor ASA
3.70%, 4/6/50	$300	$320
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)(b)	375	380
		700
Finance (34.1%)
Aflac, Inc.
4.75%, 1/15/49	150	186
Air Lease Corp.,
2.88%, 1/15/26	150	156
3.75%, 6/1/26	450	481
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/33	325	296
Allstate Corp. (The)
1.45%, 12/15/30	550	505
Ally Financial, Inc.
8.00%, 11/1/31	550	767
American International Group, Inc.,
3.88%, 1/15/35	350	381
3.90%, 4/1/26	450	497
AmFam Holdings, Inc.
2.81%, 3/11/31 (a)	450	447
Anthem, Inc.
2.25%, 5/15/30	350	345
Aon Corp.
2.80%, 5/15/30	500	512
Arch Capital Group Ltd.
3.64%, 6/30/50	300	301
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (a)	300	282
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	550	549
Banco de Credito del Peru
2.70%, 1/11/25 (a)	325	335
Banco Santander Chile
2.70%, 1/10/25 (a)	425	445
Bank of America Corp.,
Series N
2.65%, 3/11/32	1,775	1,781
2.68%, 6/19/41	1,761	1,652
3.25%, 10/21/27	475	511
6.11%, 1/29/37	200	265
Barclays PLC
2.85%, 5/7/26	1,225	1,284
Belrose Funding Trust
2.33%, 8/15/30 (a)	475	458
BNP Paribas SA,
2.82%, 1/26/41 (a)(b)	275	248
4.40%, 8/14/28 (a)	850	970
	Face Amount (000)	Value (000)
BPCE SA,
1.65%, 10/6/26 (a)	$625	$624
5.15%, 7/21/24 (a)	1,025	1,148
Brown & Brown, Inc.
2.38%, 3/15/31	1,000	964
Charles Schwab Corp. (The)
1.65%, 3/11/31	700	654
Chubb INA Holdings, Inc.
1.38%, 9/15/30	1,050	960
Citigroup, Inc.,
1.68%, 5/15/24	375	383
2.57%, 6/3/31	325	325
2.67%, 1/29/31	1,049	1,055
4.41%, 3/31/31	1,557	1,779
Commerzbank AG
8.13%, 9/19/23 (a)	550	630
Commonwealth Bank of Australia
3.31%, 3/11/41 (a)	525	510
Credit Agricole SA
4.13%, 1/10/27 (a)	250	280
Credit Suisse Group AG
2.59%, 9/11/25 (a)	675	700
Deutsche Bank AG
3.70%, 5/30/24	100	107
Digital Realty Trust LP
4.45%, 7/15/28	475	538
Discover Financial Services
3.95%, 11/6/24	625	682
Duke Realty LP
1.75%, 7/1/30	775	723
Equinix, Inc.
2.95%, 9/15/51	475	419
Equitable Financial Life Global Funding,
1.40%, 8/27/27 (a)	375	362
1.75%, 11/15/30 (a)	725	678
Fairfax Financial Holdings Ltd.
3.38%, 3/3/31 (a)	975	973
Federal Realty Investment Trust
3.63%, 8/1/46	225	214
Five Corners Funding Trust II
2.85%, 5/15/30 (a)	475	490
GE Capital International Funding Co., Unlimited Co.
4.42%, 11/15/35	486	557
General Motors Financial Co., Inc.
2.35%, 1/8/31	475	454
Global Atlantic Fin Co.
4.40%, 10/15/29 (a)	1,575	1,662
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30	350	365
Goldman Sachs Group, Inc. (The),
1.99%, 1/27/32	1,825	1,734
MTN
4.80%, 7/8/44	275	339

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Grupo Aval Ltd.
4.38%, 2/4/30 (a)	$625	$632
High Street Funding Trust I
4.11%, 2/15/28 (a)	850	947
HSBC Holdings PLC,
1.59%, 5/24/27	850	837
3.97%, 5/22/30	300	325
4.00%, 3/9/26 (c)	450	449
4.38%, 11/23/26	625	697
ING Groep N.V.
4.63%, 1/6/26 (a)	1,000	1,135
Intercontinental Exchange, Inc.
1.85%, 9/15/32	950	871
Itau Unibanco Holding SA
2.90%, 1/24/23 (a)	850	869
JPMorgan Chase & Co.
1.95%, 2/4/32	4,050	3,842
JPMorgan Chase Bank NA
0.00%, 8/7/22	200	282
Kilroy Realty LP,
2.50%, 11/15/32	200	188
3.05%, 2/15/30	150	151
Kimco Realty Corp.
3.70%, 10/1/49	275	277
LeasePlan Corp.
2.88%, 10/24/24 (a)	675	710
Lloyds Banking Group PLC
3.57%, 11/7/28	425	459
Marsh & McLennan Cos., Inc.
5.88%, 8/1/33	675	888
MDC GMTN BV
4.50%, 11/7/28 (a)	425	493
MetLife, Inc.
4.55%, 3/23/30	725	846
National Australia Bank Ltd.
2.33%, 8/21/30 (a)	850	805
National Securities Clearing Corp.
1.50%, 4/23/25 (a)	450	455
Nationwide Building Society
4.30%, 3/8/29 (a)	275	305
NTT Finance Corp.,
1.59%, 4/3/28 (a)	950	928
2.07%, 4/3/31 (a)(b)	250	247
Omega Healthcare Investors, Inc.
3.25%, 4/15/33	700	672
Ooredoo International Finance Co.
2.63%, 4/8/31	520	514
Oversea-Chinese Banking Corp. Ltd.
1.83%, 9/10/30 (a)	390	387
Pine Street Trust I
4.57%, 2/15/29 (a)	375	422
	Face Amount (000)	Value (000)
Progressive Corp. (The),
3.20%, 3/26/30	$450	$484
4.00%, 3/1/29	75	85
Prologis LP
1.25%, 10/15/30	1,050	954
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 3/1/31 (a)	290	280
Realty Income Corp.
0.75%, 3/15/26	662	638
Santander UK Group Holdings PLC
4.80%, 11/15/24	575	633
SBA Communications Corp.
3.13%, 2/1/29 (a)	320	308
Shinhan Bank Co., Ltd.
4.00%, 4/23/29 (a)	600	655
Shinhan Financial Group Co. Ltd.
1.35%, 1/10/26 (a)	460	457
Societe Generale SA
2.63%, 1/22/25 (a)	625	648
Standard Chartered PLC
0.99%, 1/12/25 (a)	1,350	1,343
SVB Financial Group
1.80%, 2/2/31	1,475	1,363
Syngenta Finance N.V.
4.89%, 4/24/25 (a)	300	321
UnitedHealth Group, Inc.
2.90%, 5/15/50	750	720
Wells Fargo & Co.,
2.41%, 10/30/25	225	235
2.57%, 2/11/31	1,350	1,358
3.07%, 4/30/41	525	516
Westpac Banking Corp.
2.67%, 11/15/35	225	214
		64,808
Industrials (54.2%)
7-Eleven, Inc.
1.80%, 2/10/31 (a)	750	701
AbbVie, Inc.
4.25%, 11/21/49	1,175	1,332
Activision Blizzard, Inc.
2.50%, 9/15/50	425	357
Adobe, Inc.
2.30%, 2/1/30	525	531
Agilent Technologies, Inc.
2.30%, 3/12/31	500	488
Air Products and Chemicals, Inc.
2.80%, 5/15/50	325	301
Akamai Technologies, Inc.
0.38%, 9/1/27	344	375
Aker BP ASA
4.75%, 6/15/24 (a)	800	821
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 2/15/29 (a)	312	343

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Alibaba Group Holding Ltd.
2.70%, 2/9/41	$240	$218
Alphabet, Inc.
1.10%, 8/15/30	475	437
Altria Group, Inc.,
3.40%, 2/4/41	900	836
3.88%, 9/16/46	175	170
Amazon.com, Inc.
2.70%, 6/3/60	750	667
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	290	309
Amgen, Inc.
3.15%, 2/21/40	375	373
Anheuser-Busch InBev Worldwide, Inc.,
4.35%, 6/1/40	175	198
4.38%, 4/15/38	300	341
4.50%, 6/1/50	850	966
4.60%, 4/15/48	475	545
Anthem, Inc.
2.38%, 1/15/25	275	288
Apple, Inc.
2.65%, 2/8/51	1,225	1,122
APT Pipelines Ltd.
4.20%, 3/23/25 (a)	300	327
AT&T, Inc.,
2.55%, 12/1/33 (a)	1,300	1,236
3.55%, 9/15/55 (a)	1,902	1,744
3.65%, 9/15/59 (a)	203	186
Automatic Data Processing, Inc.
1.25%, 9/1/30	850	779
Aviation Capital Group LLC
4.38%, 1/30/24 (a)	475	505
Baidu, Inc.
1.72%, 4/9/26	450	449
BAT Capital Corp.,
2.73%, 3/25/31	625	605
3.56%, 8/15/27	675	719
3.73%, 9/25/40	250	239
Berry Global, Inc.,
1.57%, 1/15/26 (a)	400	394
4.88%, 7/15/26 (a)	413	437
Boeing Co. (The),
1.17%, 2/4/23	250	253
2.95%, 2/1/30	825	823
3.25%, 2/1/35	250	243
3.95%, 8/1/59	225	217
5.15%, 5/1/30	500	577
Booking Holdings, Inc.
0.90%, 9/15/21	225	264
Boston Scientific Corp.
2.65%, 6/1/30	650	657
	Face Amount (000)	Value (000)
BP Capital Markets America, Inc.
3.38%, 2/8/61	$200	$186
BP Capital Markets PLC,
4.38%, 6/22/25 (c)	500	530
4.88%, 3/22/30 (c)	775	832
Braskem Netherlands Finance BV
4.50%, 1/31/30 (a)	340	342
Bristol-Myers Squibb Co.,
1.45%, 11/13/30	525	491
2.55%, 11/13/50	200	178
Broadcom, Inc.,
2.45%, 2/15/31 (a)	125	118
4.15%, 11/15/30	575	621
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51	400	388
3.30%, 9/15/51	500	503
4.40%, 3/15/42	75	88
4.55%, 9/1/44	185	219
Campbell Soup Co.
3.13%, 4/24/50	200	187
Caterpillar, Inc.
3.25%, 9/19/49	225	231
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.30%, 2/1/32	350	326
3.50%, 6/1/41	275	261
3.85%, 4/1/61	525	482
4.80%, 3/1/50	200	215
5.13%, 7/1/49	375	423
5.75%, 4/1/48	75	91
Chevron Corp.
3.08%, 5/11/50	250	240
Chevron USA, Inc.
2.34%, 8/12/50	350	292
Cigna Corp.,
2.40%, 3/15/30	375	372
3.05%, 10/15/27	150	161
4.90%, 12/15/48	225	276
Cimarex Energy Co.,
3.90%, 5/15/27	475	518
4.38%, 3/15/29	425	471
Citrix Systems, Inc.
1.25%, 3/1/26	500	492
Clorox Co. (The)
1.80%, 5/15/30	525	501
Coca-Cola Femsa SAB de CV
2.75%, 1/22/30	600	604
Comcast Corp.,
1.95%, 1/15/31	800	771
2.45%, 8/15/52	1,100	943
2.80%, 1/15/51	375	345
Conagra Brands, Inc.
4.60%, 11/1/25	1,125	1,278

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
ConocoPhillips
4.88%, 10/1/47 (a)	$250	$304
CVS Health Corp.,
1.88%, 2/28/31	1,535	1,443
5.13%, 7/20/45	75	92
Daimler Finance North America LLC
3.30%, 5/19/25 (a)	575	618
Dell International LLC/EMC Corp.,
5.85%, 7/15/25 (a)	125	146
6.02%, 6/15/26 (a)	975	1,155
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25	450	467
3.63%, 3/15/22	475	480
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)(b)	200	104
Diamondback Energy, Inc.,
3.13%, 3/24/31	600	600
3.25%, 12/1/26	800	844
Dollar General Corp.
4.13%, 4/3/50	325	361
DP World PLC
5.63%, 9/25/48 (a)	500	588
DuPont de Nemours, Inc.
5.32%, 11/15/38	225	283
Embraer Netherlands Finance BV
5.40%, 2/1/27	330	345
Enbridge, Inc.
3.13%, 11/15/29	150	156
Energy Transfer Operating LP
5.00%, 5/15/50	200	207
Enterprise Products Operating LLC
4.20%, 1/31/50	825	881
Equinix, Inc.
1.55%, 3/15/28	600	574
Exxon Mobil Corp.
3.45%, 4/15/51	200	202
Ford Motor Credit Co., LLC
4.39%, 1/8/26	725	763
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	475	513
Fox Corp.
5.58%, 1/25/49	350	447
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 9/30/27 (a)	1,350	1,351
General Electric Co.
4.35%, 5/1/50	325	362
General Motors Co.,
6.60%, 4/1/36	325	422
6.75%, 4/1/46	150	203
	Face Amount (000)		Value (000)
General Motors Financial Co., Inc.,
3.85%, 1/5/28		$475	$512
4.35%, 1/17/27		175	195
Georgia-Pacific LLC
2.30%, 4/30/30 (a)		1,075	1,072
Gilead Sciences, Inc.
2.80%, 10/1/50		225	200
Glencore Funding LLC,
2.50%, 9/1/30 (a)		600	577
4.13%, 3/12/24 (a)		325	352
Global Payments, Inc.
2.90%, 5/15/30		400	409
Grifols SA
2.25%, 11/15/27 (a)	EUR	200	238
HCA, Inc.
5.25%, 6/15/49		$525	644
Home Depot, Inc. (The),
1.38%, 3/15/31		275	255
2.38%, 3/15/51		700	602
Hyundai Capital America,
2.38%, 2/10/23 (a)		500	514
3.00%, 2/10/27 (a)		1,375	1,433
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)		1,000	1,058
Intel Corp.
3.25%, 11/15/49		150	151
International Business Machines Corp.,
2.85%, 5/15/40		700	677
2.95%, 5/15/50		325	303
Inversiones CMPC SA
3.85%, 1/13/30		200	214
J2 Global, Inc.
1.75%, 11/1/26 (a)		270	318
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33		482	486
John Deere Capital Corp.
2.45%, 1/9/30		475	483
Johnson Controls International plc/Tyco Fire & Security Finance SCA
1.75%, 9/15/30		400	375
Juniper Networks, Inc.
2.00%, 12/10/30		375	346
Keurig Dr Pepper, Inc.
3.35%, 3/15/51		500	499
Kimberly-Clark de Mexico SAB de CV
2.43%, 7/1/31 (a)		275	269
Kinder Morgan, Inc.
3.60%, 2/15/51		325	303
Kohl's Corp.
3.38%, 5/1/31		625	627
Las Vegas Sands Corp.
3.20%, 8/8/24		925	965

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Level 3 Financing, Inc.
3.40%, 3/1/27 (a)	$625	$663
Marathon Petroleum Corp.
4.70%, 5/1/25	1,025	1,153
Marriott International, Inc.,
Series HH
2.85%, 4/15/31	275	270
Masco Corp.
2.00%, 2/15/31	775	736
Meituan
2.13%, 10/28/25 (a)	390	389
Microsoft Corp.,
2.53%, 6/1/50	525	479
2.92%, 3/17/52	400	395
MPLX LP
5.20%, 12/1/47	100	114
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 9/29/27 (a)	1,125	1,143
Newmont Corp.
2.25%, 10/1/30	425	414
NIKE, Inc.
3.38%, 3/27/50	500	526
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (a)	1,000	1,047
NOVA Chemicals Corp.
4.88%, 6/1/24 (a)	300	314
Nutrition & Biosciences, Inc.
2.30%, 11/1/30 (a)	475	461
NVIDIA Corp.
3.50%, 4/1/50	425	450
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 5/1/30 (a)	925	978
Occidental Petroleum Corp.
3.50%, 8/15/29	200	188
ONEOK, Inc.,
4.45%, 9/1/49	175	175
5.20%, 7/15/48	275	301
Oracle Corp.,
3.85%, 4/1/60	100	98
3.95%, 3/25/51	850	878
PayPal Holdings, Inc.,
2.30%, 6/1/30	559	554
2.85%, 10/1/29	525	548
Phillips 66
2.15%, 12/15/30	425	403
Pioneer Natural Resources Co.
0.25%, 5/15/25 (a)	275	432
POSCO
4.00%, 8/1/23 (a)	475	509
Prosus NV
3.68%, 1/21/30 (a)	775	801
Pure Storage, Inc.
0.13%, 4/15/23	310	344
	Face Amount (000)		Value (000)
Q-Park Holding I BV
1.50%, 3/1/25 (a)	EUR	150	$170
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29 (a)		$500	505
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)		400	402
Royalty Pharma PLC,
2.20%, 9/2/30 (a)		400	382
3.55%, 9/2/50 (a)		350	334
Sabine Pass Liquefaction LLC
4.50%, 5/15/30		1,200	1,349
Saudi Arabian Oil Co.,
2.25%, 11/24/30 (a)		570	547
3.50%, 4/16/29 (a)		500	533
Shell International Finance BV
3.13%, 11/7/49		425	411
Sherwin-Williams Co. (The)
2.30%, 5/15/30		375	370
Sigma Alimentos SA de CV
4.13%, 5/2/26		225	244
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)		850	833
Smithfield Foods, Inc.
3.00%, 10/15/30 (a)		475	473
Spectra Energy Partners LP
4.50%, 3/15/45		150	162
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 9/20/29 (a)		400	430
5.15%, 9/20/29 (a)		550	628
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	100	119
Stryker Corp.
2.90%, 6/15/50		$325	308
Suncor Energy, Inc.
3.75%, 3/4/51		700	682
Sunoco Logistics Partners Operations LP,
3.90%, 7/15/26		275	296
4.00%, 10/1/27		750	807
T-Mobile USA, Inc.,
2.25%, 11/15/31 (a)(b)		400	381
2.88%, 2/15/31		310	300
3.60%, 11/15/60 (a)		650	625
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	193
3.60%, 1/19/28 (a)		1,050	1,127
Transcontinental Gas Pipe Line Co. LLC
3.95%, 5/15/50		525	539
Transportadora de Gas Internacional SA ESP
5.55%, 11/1/28 (a)		400	455
Transurban Finance Co. Pty Ltd.
2.45%, 3/16/31 (a)		500	487

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
TSMC Global Ltd.
0.75%, 9/28/25 (a)	$1,200	$1,173
Twitter, Inc.
1.00%, 9/15/21	280	291
Union Pacific Corp.
2.97%, 9/16/62 (a)	425	379
Upjohn, Inc.
4.00%, 6/22/50 (a)	600	613
Verint Systems, Inc.
1.50%, 6/1/21	225	254
Verizon Communications, Inc.,
1.50%, 9/18/30	850	781
2.65%, 11/20/40	525	480
2.99%, 10/30/56 (a)	1,107	979
3.40%, 3/22/41	300	305
Viatris, Inc.
1.65%, 6/22/25 (a)	500	502
Visa, Inc.
2.70%, 4/15/40	225	221
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (a)	775	766
Vontier Corp.
2.95%, 4/1/31 (a)	725	709
Walt Disney Co. (The),
2.75%, 9/1/49	759	696
3.60%, 1/13/51	331	353
Western Digital Corp.
1.50%, 2/1/24	350	359
Western Midstream Operating LP
4.35%, 2/1/25	375	389
Williams Cos., Inc. (The)
4.85%, 3/1/48	500	556
		102,998
Utilities (8.7%)
Ameren Illinois Co.
1.55%, 11/15/30	700	653
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	750	736
Berkshire Hathaway Energy Co.
2.85%, 5/15/51	550	494
Cleveland Electric Illuminating Co. (The)
4.55%, 11/15/30 (a)	250	278
Consorcio Transmantaro SA
4.70%, 4/16/34 (a)	400	453
Consumers Energy Co.,
2.50%, 5/1/60	325	271
3.50%, 8/1/51	175	185
DTE Electric Co.
3.95%, 3/1/49	450	504
Duke Energy Corp.
4.20%, 6/15/49	600	641
	Face Amount (000)	Value (000)
Duke Energy Indiana LLC,
2.75%, 4/1/50	$155	$140
Series YYY
3.25%, 10/1/49	227	224
Duke Energy Progress LLC
3.45%, 3/15/29	275	299
Entergy Arkansas LLC
3.50%, 4/1/26	458	501
Entergy Texas, Inc.
3.55%, 9/30/49	200	200
FirstEnergy Corp.,
Series C
3.40%, 3/1/50	250	220
Georgia Power Co.,
Series A
3.25%, 3/15/51	275	264
Interstate Power and Light Co.,
2.30%, 6/1/30	550	544
3.50%, 9/30/49	175	174
Mississippi Power Co.
3.95%, 3/30/28	575	635
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	975	955
NiSource, Inc.,
1.70%, 2/15/31	500	464
2.95%, 9/1/29	400	412
Northern States Power Co.
2.90%, 3/1/50	475	455
NRG Energy, Inc.
3.63%, 2/15/31 (a)	300	293
Oglethorpe Power Corp.
5.05%, 10/1/48	500	591
ONEOK, Inc.
3.10%, 3/15/30	500	504
Pacific Gas and Electric Co.
3.30%, 8/1/40	525	477
PacifiCorp
2.70%, 9/15/30	825	847
PECO Energy Co.
3.05%, 3/15/51	325	318
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/31	475	471
Public Service Co. of Colorado,
Series 34
3.20%, 3/1/50	275	276
Southern California Edison Co.
4.00%, 4/1/47	250	258
Southern Co. (The)
4.40%, 7/1/46	850	949
Virginia Electric and Power Co.,
2.45%, 12/15/50	275	235
Series A
2.88%, 7/15/29	825	862

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

	Face Amount (000)	Value (000)
Utilities (cont'd)
Xcel Energy, Inc.
2.60%, 12/1/29	$775	$783
		16,566
Total Fixed Income Securities (Cost $187,072)		185,072
	Shares
Short-Term Investments (2.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,279)	2,278,729	2,279
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $626)	625,875	626
	Face Amount (000)	Value (000)
U.S. Treasury Security (1.0%)
U.S. Treasury Bill
0.09%, 6/3/21 (d)(e) (Cost $1,865)	$1,865	$1,865
Total Short-Term Investments (Cost $4,770)		4,770
Total Investments (99.8%) (Cost $191,842) Including $1,469 of Securities Loaned (f)(g)		189,842
Other Assets in Excess of Liabilities (0.2%)		295
Net Assets (100.0%)		$190,137

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  All or a portion of this security was on loan at March 31, 2021.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(d)  Rate shown is the yield to maturity at March 31, 2021.

(e)  All or a portion of the security was pledged to cover margin requirements for futures contracts.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contract and open futures contracts.

(g)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,040,000 and the aggregate gross unrealized depreciation is approximately $6,349,000, resulting in net unrealized depreciation of approximately $1,309,000.

MTN  Medium Term Note.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	EUR	441	$537	5/25/21	$19

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	17	Jun-21		$1,700	$2,226	$(18)
U.S. Treasury 2 yr. Note	90	Jun-21		18,000	19,866	(12)
U.S. Treasury 30 yr. Bond	101	Jun-21		10,100	15,614	(618)
U.S. Treasury 5 yr. Note	48	Jun-21		4,800	5,923	(58)
Short:
U.S. Treasury 10 yr. Ultra Long Bond	265	Jun-21		(26,500)	(38,077)	1,297
U.S. Treasury Ultra Long Bond	15	Jun-21		(1,500)	(2,718)	81
German Euro Bund	2	Jun-21	EUR	(200)	(402)	— @
German Euro BOBL	1	Jun-21		(100)	(159)	(— @)
						$672

@    Value is less than $500.

EUR    Euro.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Corporate Bond Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Industrials	54.4%
Finance	34.3
Utilities	8.7
Other**	2.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open long/short futures contracts with a value of approximately $84,985,000 and net unrealized appreciation of approximately $672,000. Does not include an open foreign currency forward exchange contract with total unrealized appreciation of approximately $19,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $188,937)	$186,937
Investment in Security of Affiliated Issuer, at Value (Cost $2,905)	2,905
Total Investments in Securities, at Value (Cost $191,842)	189,842
Foreign Currency, at Value (Cost —@)	—	@
Cash	34
Receivable for Investments Sold	1,566
Interest Receivable	1,303
Receivable for Fund Shares Sold	838
Receivable for Variation Margin on Futures Contracts	49
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	19
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	80
Total Assets	193,731
Liabilities:
Payable for Investments Purchased	2,060
Collateral on Securities Loaned, at Value	626
Payable for Fund Shares Redeemed	520
Payable for Advisory Fees	160
Payable for Professional Fees	65
Payable for Trustees' Fees and Expenses	41
Deferred Capital Gain Country Tax	23
Payable for Transfer Agency Fees — Class I	18
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Custodian Fees	18
Payable for Administration Fees	13
Payable for Sub Transfer Agency Fees — Class I	10
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Other Liabilities	34
Total Liabilities	3,594
Net Assets	$190,137
Net Assets Consist of:
Paid-in-Capital	$187,693
Total Distributable Earnings	2,444
Net Assets	$190,137

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Corporate Bond Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$165,073
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,018,957
Net Asset Value, Offering and Redemption Price Per Share	$12.68
CLASS A:
Net Assets	$20,375
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,604,764
Net Asset Value, Redemption Price Per Share	$12.70
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$13.13
CLASS L:
Net Assets	$1,559
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	122,886
Net Asset Value, Offering and Redemption Price Per Share	$12.68
CLASS C:
Net Assets	$3,130
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	248,495
Net Asset Value, Offering and Redemption Price Per Share	$12.60
(1) Including: Securities on Loan, at Value:	$1,469

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Corporate Bond Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $—@ of Foreign Taxes Withheld)	$2,664
Income from Securities Loaned — Net	3
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	2,667
Expenses:
Advisory Fees (Note B)	384
Administration Fees (Note C)	82
Professional Fees	72
Sub Transfer Agency Fees — Class I	63
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	1
Transfer Agency Fees — Class I (Note E)	51
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Shareholder Services Fees — Class A (Note D)	17
Distribution and Shareholder Services Fees — Class L (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	16
Registration Fees	33
Shareholder Reporting Fees	19
Custodian Fees (Note F)	18
Pricing Fees	18
Trustees' Fees and Expenses	4
Other Expenses	9
Total Expenses	800
Reimbursement of Class Specific Expenses — Class I (Note B)	(44)
Waiver of Shareholder Services Fees — Class A (Note D)	(7)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	747
Net Investment Income	1,920
Realized Gain (Loss):
Investments Sold	4,113
Foreign Currency Forward Exchange Contracts	(10)
Foreign Currency Translation	(2)
Futures Contracts	457
Swap Agreements	(14)
Net Realized Gain	4,544
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $4)	(10,799)
Foreign Currency Forward Exchange Contracts	2
Foreign Currency Translation	— @
Futures Contracts	857
Swap Agreements	(52)
Net Change in Unrealized Appreciation (Depreciation)	(9,992)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(5,448)
Net Decrease in Net Assets Resulting from Operations	$(3,528)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Corporate Bond Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,920	$3,715
Net Realized Gain	4,544	7,235
Net Change in Unrealized Appreciation (Depreciation)	(9,992)	735
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,528)	11,685
Dividends and Distributions to Shareholders:
Class I	(8,552)	(3,443)
Class A	(562)	(177)
Class L	(68)	(32)
Class C	(127)	(36)
Total Dividends and Distributions to Shareholders	(9,309)	(3,688)
Capital Share Transactions:(1)
Class I:
Subscribed	52,853	76,817
Distributions Reinvested	8,135	3,197
Redeemed	(66,358)	(27,783)
Class A:
Subscribed	12,999	7,693
Distributions Reinvested	562	176
Redeemed	(3,063)	(3,877)
Class L:
Distributions Reinvested	68	32
Redeemed	(137)	(67)
Class C:
Subscribed	755	2,884
Distributions Reinvested	125	36
Redeemed	(791)	(2,601)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,148	56,507
Total Increase (Decrease) in Net Assets	(7,689)	64,504
Net Assets:
Beginning of Period	197,826	133,322
End of Period	$190,137	$197,826
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,981	5,836
Shares Issued on Distributions Reinvested	613	246
Shares Redeemed	(5,073)	(2,162)
Net Increase (Decrease) in Class I Shares Outstanding	(479)	3,920
Class A:
Shares Subscribed	996	582
Shares Issued on Distributions Reinvested	42	14
Shares Redeemed	(233)	(296)
Net Increase in Class A Shares Outstanding	805	300
Class L:
Shares Issued on Distributions Reinvested	5	2
Shares Redeemed	(10)	(5)
Net Decrease in Class L Shares Outstanding	(5)	(3)
Class C:
Shares Subscribed	59	221
Shares Issued on Distributions Reinvested	9	3
Shares Redeemed	(60)	(204)
Net Increase in Class C Shares Outstanding	8	20

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Corporate Bond Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$13.49		$12.78		$11.80		$12.32		$12.33		$10.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.32		0.40		0.39		0.34		0.37
Net Realized and Unrealized Gain (Loss)	(0.33)		0.72		1.04		(0.58)		0.01		1.51
Total from Investment Operations	(0.20)		1.04		1.44		(0.19)		0.35		1.88
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.33)		(0.46)		(0.33)		(0.36)		(0.35)
Net Realized Gain	(0.48)		—		—		—		—		—
Total Distributions	(0.61)		(0.33)		(0.46)		(0.33)		(0.36)		(0.35)
Net Asset Value, End of Period	$12.68		$13.49		$12.78		$11.80		$12.32		$12.33
Total Return(3)	(1.69	)%(8)	8.19%		12.64%		(1.60)%		2.95	%(4)	17.79	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$165,073		$182,070		$122,450		$108,809		$37,993		$31,873
Ratio of Expenses Before Expense Limitation	0.75	%(9)	0.86%		1.01%		0.97%		1.26%		1.28%
Ratio of Expenses After Expense Limitation	0.70	%(6)(9)	0.70	%(6)	0.70	%(6)	0.70	%(6)	0.70	%(6)	0.69	%(6)
Ratio of Net Investment Income	1.91	%(6)(9)	2.49	%(6)	3.34	%(6)	3.29	%(6)	2.85	%(6)	3.28	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%
Portfolio Turnover Rate	73	%(8)	133%		64%		37%		33%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 2.10%.

(5)  Performance was positively impacted by approximately 9.01% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.78%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Corporate Bond Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$13.50		$12.80		$11.81		$12.32		$12.34		$10.81
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.29		0.37		0.33		0.30		0.32
Net Realized and Unrealized Gain (Loss)	(0.32)		0.70		1.04		(0.56)		(0.00	)(3)	1.53
Total from Investment Operations	(0.21)		0.99		1.41		(0.23)		0.30		1.85
Distributions from and/or in Excess of:
Net Investment Income	(0.11)		(0.29)		(0.42)		(0.28)		(0.32)		(0.32)
Net Realized Gain	(0.48)		—		—		—		—		—
Total Distributions	(0.59)		(0.29)		(0.42)		(0.28)		(0.32)		(0.32)
Net Asset Value, End of Period	$12.70		$13.50		$12.80		$11.81		$12.32		$12.34
Total Return(4)	(1.71	)%(9)	7.88%		12.25%		(1.87)%		2.54	%(5)	17.41	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20,375		$10,807		$6,400		$4,496		$7,911		$6,916
Ratio of Expenses Before Expense Limitation	0.97	%(10)	1.10%		1.21%		1.29%		1.62%		1.51%
Ratio of Expenses After Expense Limitation	0.87	%(7)(10)	0.99	%(7)	0.99	%(7)	1.01	%(7)	1.05	%(7)	0.99	%(7)
Ratio of Net Investment Income	1.74	%(7)(10)	2.20	%(7)	3.04	%(7)	2.78	%(7)	2.50	%(7)	2.78	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	73	%(9)	133%		64%		37%		33%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.69%.

(6)  Performance was positively impacted by approximately 8.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 8.44%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.
The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Corporate Bond Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$13.49		$12.79		$11.79		$12.30		$12.32		$10.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.24		0.32		0.29		0.26		0.30
Net Realized and Unrealized Gain (Loss)	(0.33)		0.70		1.04		(0.56)		(0.00	)(3)	1.51
Total from Investment Operations	(0.24)		0.94		1.36		(0.27)		0.26		1.81
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		(0.24)		(0.36)		(0.24)		(0.28)		(0.28)
Net Realized Gain	(0.48)		—		—		—		—		—
Total Distributions	(0.57)		(0.24)		(0.36)		(0.24)		(0.28)		(0.28)
Net Asset Value, End of Period	$12.68		$13.49		$12.79		$11.79		$12.30		$12.32
Total Return(4)	(2.00	)%(9)	7.47%		11.82%		(2.19)%		2.20	%(5)	17.06	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,559		$1,727		$1,671		$1,499		$1,749		$2,151
Ratio of Expenses Before Expense Limitation	1.30	%(10)	1.39%		1.49%		1.56%		1.80%		1.75%
Ratio of Expenses After Expense Limitation	1.29	%(7)(10)	1.38	%(7)	1.38	%(7)	1.38	%(7)	1.34	%(7)	1.33	%(7)
Ratio of Net Investment Income	1.30	%(7)(10)	1.84	%(7)	2.67	%(7)	2.45	%(7)	2.20	%(7)	2.64	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%
Portfolio Turnover Rate	73	%(9)	133%		64%		37%		33%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.84% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 1.36%.

(6)  Performance was positively impacted by approximately 9.05% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 8.01%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Corporate Bond Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$13.41		$12.71		$11.72		$12.25		$12.27		$10.77
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.18		0.27		0.25		0.21		0.22
Net Realized and Unrealized Gain (Loss)	(0.33)		0.71		1.03		(0.57)		0.00	(3)	1.53
Total from Investment Operations	(0.27)		0.89		1.30		(0.32)		0.21		1.75
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.19)		(0.31)		(0.21)		(0.23)		(0.25)
Net Realized Gain	(0.48)		—		—		—		—		—
Total Distributions	(0.54)		(0.19)		(0.31)		(0.21)		(0.23)		(0.25)
Net Asset Value, End of Period	$12.60		$13.41		$12.71		$11.72		$12.25		$12.27
Total Return(4)	(2.21	)%(9)	7.09%		11.34%		(2.64)%		1.81	%(5)	16.47	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,130		$3,222		$2,801		$2,074		$1,084		$126
Ratio of Expenses Before Expense Limitation	1.76	%(10)	1.90%		2.01%		2.15%		2.82%		4.45%
Ratio of Expenses After Expense Limitation	1.75	%(7)(10)	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.80	%(7)	1.79	%(7)
Ratio of Net Investment Income	0.86	%(7)(10)	1.42	%(7)	2.24	%(7)	2.10	%(7)	1.71	%(7)	1.90	%(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%
Portfolio Turnover Rate	73	%(9)	133%		64%		37%		33%		41%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.96%.

(6)  Performance was positively impacted by approximately 8.85% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 7.62%.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Corporate Bond Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers four classes of shares — Class I, Class A, Class L and Class C.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the

"Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the is-

suer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$185,072	$—	$185,072
Short-Term Investments
Investment Company	2,905	—	—	2,905
U.S. Treasury Security	—	1,865	—	1,865
Total Short-Term Investments	2,905	1,865	—	4,770
Foreign Currency Forward Exchange Contract	—	19	—	19
Futures Contracts	1,378	—	—	1,378
Total Assets	4,283	186,956	—	191,239
Liabilities:
Futures Contracts	(706)	—	—	(706)
Total	$3,577	$186,956	$—	$190,533

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currency, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the cur-

rency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/ performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

As of March 31, 2021, the Fund did not have any open swap agreements.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$19
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	1,378	(a)
Total			$1,397
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	$(706	)(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(10)
Interest Rate Risk	Futures Contracts	457
Credit Risk	Swap Agreements	(14)
	Total	$433
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Foreign Currency Forward	Exchange Contracts	$2
Interest Rate Risk	Futures Contracts	857
Credit Risk	Swap Agreements	(52)
	Total	$807

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contract	$19	$—

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$19	$—	$—	$19

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$1,132,000
Futures Contracts:
Average monthly notional value	$101,264,000
Swap Agreements:
Average monthly notional amount	$612,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,469	(d)	$—	$(1,469	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $626,000 which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $874,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Corporate Bonds	$626	$—	$—	$—	$626
Total Borrowings	$626	$—	$—	$—	$626
Gross amount of recognized liabilities for securities lending transactions					$626

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.375% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I shares, 1.05% for Class A shares, 1.52% for Class L shares and 1.80% for Class C shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $44,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. For the six months ended March 31, 2021, this waiver amounted to approximately $7,000.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $147,820,000 and $145,480,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,032	$67,637	$73,764	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$2,905

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$3,688	$4,571

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2020.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,479	$4,127

During the year ended September 30, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $1,265,000.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 30.9%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTCBSAN
3565542 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	17
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Trustee and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Discovery Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Discovery Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,191.70	$1,021.64	$3.61	$3.33	0.66%
Discovery Portfolio Class A	1,000.00	1,190.20	1,020.34	5.02	4.63	0.92
Discovery Portfolio Class L	1,000.00	1,187.00	1,017.85	7.74	7.14	1.42
Discovery Portfolio Class C	1,000.00	1,185.90	1,016.70	8.99	8.30	1.65
Discovery Portfolio Class IS	1,000.00	1,191.90	1,021.99	3.22	2.97	0.59

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (90.0%)
Aerospace & Defense (2.7%)
Axon Enterprise, Inc. (a)	938,423	$133,650
Biotechnology (3.0%)
Alnylam Pharmaceuticals, Inc. (a)	187,428	26,463
Exact Sciences Corp. (a)	414,023	54,560
Moderna, Inc. (a)	525,105	68,762
		149,785
Diversified Holding Companies (0.7%)
BowX Acquisition Corp., Class A, SPAC	568,869	6,645
Soaring Eagle Acquisition Corp., SPAC	3,035,505	30,719
		37,364
Entertainment (5.0%)
ROBLOX Corp., Class A (a)	426,618	27,658
Roku, Inc. (a)	222,621	72,523
Skillz, Inc. (a)(b)	7,983,161	151,999
		252,180
Health Care Equipment & Supplies (2.6%)
DexCom, Inc. (a)	224,921	80,835
Penumbra, Inc. (a)	188,651	51,045
		131,880
Health Care Providers & Services (4.3%)
Covetrus, Inc. (a)	4,438,575	133,024
Guardant Health, Inc. (a)	360,380	55,012
Oak Street Health, Inc. (a)	554,490	30,092
		218,128
Health Care Technology (5.9%)
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $2,693; acquired 11/7/18)	7,122	7,745
GoodRx Holdings, Inc., Class A (a)	1,311,248	51,165
Teladoc Health, Inc. (a)	274,920	49,967
Veeva Systems, Inc., Class A (a)	722,493	188,744
		297,621
Information Technology Services (17.2%)
Affirm Holdings, Inc. (a)	322,617	22,815
Fastly, Inc., Class A (a)	2,939,413	197,764
MongoDB, Inc. (a)	459,185	122,800
Okta, Inc. (a)	644,702	142,112
Snowflake, Inc., Class A (a)	554,958	127,241
Twilio, Inc., Class A (a)	750,162	255,625
		868,357
Interactive Media & Services (13.8%)
Pinterest, Inc., Class A (a)	3,838,257	284,146
Twitter, Inc. (a)	4,213,135	268,082
Zillow Group, Inc., Class C (a)	587,052	76,105
ZoomInfo Technologies, Inc., Class A (a)	1,385,045	67,729
		696,062
	Shares	Value (000)
Internet & Direct Marketing Retail (13.3%)
Chewy, Inc., Class A (a)	538,258	$45,596
ContextLogic, Inc., Class A (a)(b)	3,937,094	62,206
DoorDash, Inc., Class A (a)	1,327,357	174,056
Farfetch Ltd., Class A (a)	2,259,844	119,817
Overstock.com, Inc. (a)	909,911	60,291
Stitch Fix, Inc., Class A (a)	1,170,406	57,982
Wayfair, Inc., Class A (a)	475,889	149,786
		669,734
Leisure Products (1.2%)
Peloton Interactive, Inc., Class A (a)	516,499	58,075
Life Sciences Tools & Services (2.1%)
10X Genomics, Inc., Class A (a)	297,137	53,782
NanoString Technologies, Inc. (a)	804,747	52,880
		106,662
Metals & Mining (0.8%)
MP Materials Corp. (a)(b)	723,671	26,016
Royal Gold, Inc.	142,673	15,354
		41,370
Oil, Gas & Consumable Fuels (0.7%)
Texas Pacific Land Corp. (b)	21,360	33,950
Pharmaceuticals (3.4%)
Royalty Pharma PLC, Class A (United Kingdom)	3,927,344	171,311
Real Estate Management & Development (1.6%)
Opendoor Technologies, Inc. (a)(b)	1,050,777	22,266
Redfin Corp. (a)	849,774	56,586
		78,852
Software (8.1%)
Appian Corp. (a)	133,243	17,715
Cloudflare, Inc., Class A (a)	1,076,474	75,633
Coupa Software, Inc. (a)	392,021	99,761
MicroStrategy, Inc., Class A (a)	42,253	28,681
Nuance Communications, Inc. (a)	1,196,294	52,206
Qualtrics International, Inc., Class A (a)	806,670	26,548
Trade Desk, Inc. (The), Class A (a)	118,876	77,467
Unity Software, Inc. (a)	283,024	28,390
		406,401
Specialty Retail (3.6%)
Carvana Co. (a)	699,042	183,429
Total Common Stocks (Cost $3,843,409)		4,534,811
Preferred Stocks (0.1%)
Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1 (a) (Cost $337)	44,025	3,073
Short-Term Investments (12.1%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	77,740,917	77,741

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $4,026; fully collateralized by U.S. Government obligations; 1.75% - 2.13% due 6/30/21 - 5/15/22; valued at $4,107)	$4,026	$4,026
Merrill Lynch & Co., Inc., (0.01%, dated 3/31/21, due 4/1/21; proceeds $16,937; fully collateralized by U.S. Government obligations; 0.38% - 2.88% due 9/30/23 - 4/30/25; valued at $17,275)	16,937	16,937
		20,963
Total Securities held as Collateral on Loaned Securities (Cost $98,704)		98,704
	Shares	Value (000)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $511,892)	511,891,516	$511,892
Total Short-Term Investments (Cost $610,596)		610,596
Total Investments Excluding Purchased Options (102.2%) (Cost $4,454,342)		5,148,480
Total Purchased Options Outstanding (0.1%) (Cost $19,678)		7,489
Total Investments (102.3%) (Cost $4,474,020) Including $126,788 of Securities Loaned (e)(f)		5,155,969
Liabilities in Excess of Other Assets (–2.3%)		(116,426)
Net Assets (100.0%)		$5,039,543

The Fund had the following Derivative Contracts - PIPE open at March 31, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation) (000)	% of Net Assets
Good Works Acquisition Corp.	Cipher Mining (a)(c)(d)(g)(i)	$26,838,570	05/31/21	$2,228	0.04%
Thoma Bravo Advantage	IronSource Ltd. (a)(c)(d)(h)(i)	49,802,000	05/31/21	(1,693)	(0.03)
				$535	0.01%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2021.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2021 amounts to approximately $8,280,000 and represents 0.2% of net assets.

(d)  At March 31, 2021, the Fund held a fair valued security valued at approximately $8,280,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $890,377,000 and the aggregate gross unrealized depreciation is approximately $207,893,000, resulting in net unrealized appreciation of approximately $682,484,000.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 2,683,857 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Cipher Mining, and Good Works Acquisition Corp., a special purpose acquisition company (SPAC). The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Good Works Acquisition Corp., and Cipher Mining, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Good Works Acquisition Corp., and Cipher Mining. The investment is restricted from resale until the settlement date.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,980,200 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between IronSource Ltd., and Thoma Bravo Advantage, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both IronSource Ltd., and Thoma Bravo Advantage, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to IronSource Ltd., and Thoma Bravo Advantage. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

SPAC  Special Purpose Acquisition Company.

PIPE  Private Investment in Public Equity.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.99	Sep-21	451,174,389	451,174	$128	$2,732	$(2,604)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	890,518,565	890,519	2,647	4,754	(2,107)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	655,329,970	655,330	872	3,559	(2,687)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	986,402,861	986,403	3,787	4,899	(1,112)
Royal Bank of Scotland	USD/CNH	CNH	8.06	Jul-21	437,306,829	437,307	54	2,319	(2,265)
Royal Bank of Scotland	USD/CNH	CNH	8.48	May-21	226,595,778	226,596	1	1,415	(1,414)
							$7,489	$19,678	$(12,189)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	26.7%
Information Technology Services	17.2
Interactive Media & Services	13.8
Internet & Direct Marketing Retail	13.3
Short-Term Investments	10.1
Software	8.0
Health Care Technology	5.9
Entertainment	5.0
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 31, 2021.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contracts with net unrealized appreciation of approximately $535,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,884,387)	$4,566,336
Investment in Security of Affiliated Issuer, at Value (Cost $589,633)	589,633
Total Investments in Securities, at Value (Cost $4,474,020)	5,155,969
Derivative Contract — PIPE, at value	2,228
Foreign Currency, at Value (Cost $1)	1
Cash from Securities Lending	184
Receivable for Fund Shares Sold	14,671
Receivable from Securities Lending Income	356
Dividends Receivable	43
Receivable from Affiliate	4
Other Assets	1,211
Total Assets	5,174,667
Liabilities:
Derivative Contract — PIPE, at value	1,693
Collateral on Securities Loaned, at Value	98,888
Payable for Investments Purchased	13,486
Payable for Fund Shares Redeemed	9,480
Payable for Advisory Fees	6,659
Due to Broker	3,725
Payable for Shareholder Services Fees — Class A	538
Payable for Distribution and Shareholder Services Fees — Class L	10
Payable for Distribution and Shareholder Services Fees — Class C	55
Payable for Administration Fees	361
Payable for Professional Fees	67
Payable for Trustees' Fees and Expenses	40
Payable for Custodian Fees	18
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class IS	1
Payable for Sub Transfer Agency Fees — Class L	1
Other Liabilities	98
Total Liabilities	135,124
Net Assets	$5,039,543
Net Assets Consist of:
Paid-in-Capital	$3,619,556
Total Distributable Earnings	1,419,987
Net Assets	$5,039,543

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Discovery Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$1,999,500
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	47,275,128
Net Asset Value, Offering and Redemption Price Per Share	$42.29
CLASS A:
Net Assets	$2,388,404
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	73,738,330
Net Asset Value, Redemption Price Per Share	$32.39
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.79
Maximum Offering Price Per Share	$34.18
CLASS L:
Net Assets	$15,579
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	570,967
Net Asset Value, Offering and Redemption Price Per Share	$27.28
CLASS C:
Net Assets	$63,949
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,071,419
Net Asset Value, Offering and Redemption Price Per Share	$30.87
CLASS IS:
Net Assets	$572,111
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	13,324,418
Net Asset Value, Offering and Redemption Price Per Share	$42.94
(1) Including: Securities on Loan, at Value:	$126,788

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Discovery Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Income from Securities Loaned — Net	$2,108
Dividends from Securities of Unaffiliated Issuers	1,576
Dividends from Security of Affiliated Issuer (Note G)	21
Total Investment Income	3,705
Expenses:
Advisory Fees (Note B)	11,753
Shareholder Services Fees — Class A (Note D)	2,718
Distribution and Shareholder Services Fees — Class L (Note D)	61
Distribution and Shareholder Services Fees — Class C (Note D)	268
Sub Transfer Agency Fees — Class I	677
Sub Transfer Agency Fees — Class A	838
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	13
Administration Fees (Note C)	1,880
Registration Fees	258
Shareholder Reporting Fees	71
Professional Fees	67
Transfer Agency Fees — Class I (Note E)	15
Transfer Agency Fees — Class A (Note E)	21
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class IS (Note E)	3
Custodian Fees (Note F)	30
Trustees' Fees and Expenses	23
Pricing Fees	2
Other Expenses	30
Total Expenses	18,736
Rebate from Morgan Stanley Affiliate (Note G)	(197)
Net Expenses	18,539
Net Investment Loss	(14,834)
Realized Gain (Loss):
Investments Sold	885,665
Foreign Currency Translation	(63)
Net Realized Gain	885,602
Change in Unrealized Appreciation (Depreciation):
Investments	(316,296)
Derivative Contracts — PIPE	535
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(315,761)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	569,841
Net Increase in Net Assets Resulting from Operations	$555,007

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Discovery Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(14,834)	$(9,402)
Net Realized Gain	885,602	256,443
Net Change in Unrealized Appreciation (Depreciation)	(315,761)	953,720
Net Increase in Net Assets Resulting from Operations	555,007	1,200,761
Dividends and Distributions to Shareholders:
Class I	(135,191)	(37,434)
Class A	(187,887)	(47,691)
Class L	(1,715)	(1,239)
Class C	(4,704)	(1,011)
Class IS	(35,866)	(14,656)
Total Dividends and Distributions to Shareholders	(365,363)	(102,031)
Capital Share Transactions:(1)
Class I:
Subscribed	1,098,996	724,696
Distributions Reinvested	133,437	37,394
Redeemed	(640,568)	(344,262)
Class A:
Subscribed	1,589,085	894,159
Distributions Reinvested	186,773	47,483
Redeemed	(824,381)	(380,841)
Class L:
Exchanged	107	117
Distributions Reinvested	1,708	1,231
Redeemed	(1,236)	(1,927)
Class C:
Subscribed	32,887	18,597
Distributions Reinvested	4,528	1,003
Redeemed	(7,498)	(2,622)
Class IS:
Subscribed	218,419	138,795
Distributions Reinvested	35,841	14,656
Redeemed	(66,708)	(82,016)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,761,390	1,066,463
Total Increase in Net Assets	1,951,034	2,165,193
Net Assets:
Beginning of Period	3,088,509	923,316
End of Period	$5,039,543	$3,088,509

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Discovery Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	25,122	26,530
Shares Issued on Distributions Reinvested	3,083	1,994
Shares Redeemed	(14,520)	(13,746)
Net Increase in Class I Shares Outstanding	13,685	14,778
Class A:
Shares Subscribed	45,548	37,384
Shares Issued on Distributions Reinvested	5,631	3,226
Shares Redeemed	(24,361)	(18,715)
Net Increase in Class A Shares Outstanding	26,818	21,895
Class L:
Shares Exchanged	4	6
Shares Issued on Distributions Reinvested	61	97
Shares Redeemed	(46)	(123)
Net Increase (Decrease) in Class L Shares Outstanding	19	(20)
Class C:
Shares Subscribed	980	833
Shares Issued on Distributions Reinvested	143	71
Shares Redeemed	(227)	(145)
Net Increase in Class C Shares Outstanding	896	759
Class IS:
Shares Subscribed	4,857	4,897
Shares Issued on Distributions Reinvested	816	772
Shares Redeemed	(1,494)	(3,009)
Net Increase in Class IS Shares Outstanding	4,179	2,660

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$38.19		$19.92		$23.30		$22.30		$31.85		$35.96
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.11)		(0.15)		(0.05)		(0.07)		0.05		0.03
Net Realized and Unrealized Gain	7.51		20.73		0.35		7.99		1.99		0.18
Total from Investment Operations	7.40		20.58		0.30		7.92		2.04		0.21
Distributions from and/or in Excess of:
Net Realized Gain	(3.30)		(2.31)		(3.68)		(6.92)		(11.59)		(4.32)
Net Asset Value, End of Period	$42.29		$38.19		$19.92		$23.30		$22.30		$31.85
Total Return(3)	19.17	%(6)	115.34%		4.71%		47.85%		16.16%		0.19%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,999,500		$1,282,828		$374,736		$304,179		$242,140		$563,397
Ratio of Expenses Before Expense Limitation	0.67	%(7)	0.74%		0.74%		0.72%		0.72%		0.74%
Ratio of Expenses After Expense Limitation	0.66	%(4)(7)	0.73	%(4)	0.73	%(4)	0.71	%(4)	0.72	%(4)	0.73	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.73	%(4)	0.73	%(4)	0.71	%(4)	0.71	%(4)	N/A
Ratio of Net Investment Income (Loss)	(0.51	)%(4)(7)	(0.57	)%(4)	(0.27	)%(4)	(0.35	)%(4)	0.21	%(4)	0.09	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	72	%(6)	65%		116%		86%		59%		23%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.005% higher and the Ratio of Net Investment Income would have been 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Discovery Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$29.92		$16.12		$19.71		$19.92		$29.86		$34.06
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)		(0.17)		(0.09)		(0.11)		(0.03)		(0.05)
Net Realized and Unrealized Gain	5.90		16.28		0.18		6.82		1.68		0.17
Total from Investment Operations	5.77		16.11		0.09		6.71		1.65		0.12
Distributions from and/or in Excess of:
Net Realized Gain	(3.30)		(2.31)		(3.68)		(6.92)		(11.59)		(4.32)
Net Asset Value, End of Period	$32.39		$29.92		$16.12		$19.71		$19.92		$29.86
Total Return(3)	19.02	%(6)	114.87%		4.40%		47.36%		15.85%		(0.12)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,388,404		$1,403,660		$403,285		$304,921		$289,123		$480,488
Ratio of Expenses Before Expense Limitation	0.93	%(7)	1.01%		1.00%		1.02%		1.01%		1.00%
Ratio of Expenses After Expense Limitation	0.92	%(4)(7)	1.00	%(4)	0.99	%(4)	1.01	%(4)	1.01	%(4)	0.99	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.00	%(4)	0.99	%(4)	1.01	%(4)	1.00	%(4)	N/A
Ratio of Net Investment Loss	(0.76	)%(4)(7)	(0.82	)%(4)	(0.52	)%(4)	(0.65	)%(4)	(0.17	)%(4)	(0.17	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	72	%(6)	65%		116%		86%		59%		23%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Discovery Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$25.69		$14.21		$17.96		$18.79		$29.01		$33.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.21)		(0.15)		(0.18)		(0.16)		(0.22)
Net Realized and Unrealized Gain	5.07		14.00		0.08		6.27		1.53		0.16
Total from Investment Operations	4.89		13.79		(0.07)		6.09		1.37		(0.06)
Distributions from and/or in Excess of:
Net Realized Gain	(3.30)		(2.31)		(3.68)		(6.92)		(11.59)		(4.32)
Net Asset Value, End of Period	$27.28		$25.69		$14.21		$17.96		$18.79		$29.01
Total Return(3)	18.70	%(6)	113.70%		3.90%		46.73%		15.07%		(0.73)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,579		$14,173		$8,124		$9,572		$8,091		$9,874
Ratio of Expenses Before Expense Limitation	1.42	(7)	1.50%		1.51%		1.51%		1.64%		1.61%
Ratio of Expenses After Expense Limitation	1.42	%(4)(7)	1.49	%(4)	1.50	%(4)	1.50	%(4)	1.63	%(4)	1.60	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.49	%(4)	1.50	%(4)	1.50	%(4)	1.63	%(4)	N/A
Ratio of Net Investment Loss	(1.26	)%(4)(7)	(1.27	)%(4)	(1.06	)%(4)	(1.15	)%(4)	(0.85	)%(4)	(0.76	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	72	%(6)	65%		116%		86%		59%		23%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Loss would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Discovery Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,						Period from May 31, 2017(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		September 30, 2017
Net Asset Value, Beginning of Period	$28.74		$15.67		$19.42		$19.85		$19.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.24)		(0.32)		(0.22)		(0.29)		(0.09)
Net Realized and Unrealized Gain	5.67		15.70		0.15		6.78		0.60
Total from Investment Operations	5.43		15.38		(0.07)		6.49		0.51
Distributions from and/or in Excess of:
Net Realized Gain	(3.30)		(2.31)		(3.68)		(6.92)		—
Net Asset Value, End of Period	$30.87		$28.74		$15.67		$19.42		$19.85
Total Return(3)	18.59	%(6)	113.21%		3.55%		46.08%		2.64	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$63,949		$33,781		$6,518		$536		$10
Ratio of Expenses Before Expense Limitation	1.66	%(7)	1.75%		1.84%		3.69%		15.31	%(7)
Ratio of Expenses After Expense Limitation	1.65	%(4)(7)	1.74	%(4)	1.83	%(4)	1.89	%(4)	1.90	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.74	%(4)	1.83	%(4)	1.89	%(4)	1.90	%(4)(7)
Ratio of Net Investment Loss	(1.49	)%(4)(7)	(1.59	)%(4)	(1.32	)%(4)	(1.58	)%(4)	(1.34	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.00	%(5)(7)
Portfolio Turnover Rate	72	%(6)	65%		116%		86%		59	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Discovery Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$38.72		$20.15		$23.50		$22.43		$31.94		$36.03
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.10)		(0.12)		(0.04)		(0.06)		0.04		0.07
Net Realized and Unrealized Gain	7.62		21.00		0.37		8.05		2.04		0.16
Total from Investment Operations	7.52		20.88		0.33		7.99		2.08		0.23
Distributions from and/or in Excess of:
Net Realized Gain	(3.30)		(2.31)		(3.68)		(6.92)		(11.59)		(4.32)
Net Asset Value, End of Period	$42.94		$38.72		$20.15		$23.50		$22.43		$31.94
Total Return(3)	19.19	%(6)	115.65%		4.77%		47.89%		16.24%		0.25%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$572,111		$354,067		$130,653		$93,005		$63,225		$219,255
Ratio of Expenses Before Expense Limitation	0.60	%(7)	0.64%		0.64%		0.66%		0.65%		0.62%
Ratio of Expenses After Expense Limitation	0.59	%(4)(7)	0.63	%(4)	0.63	%(4)	0.65	%(4)	0.65	%(4)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.63	%(4)	0.63	%(4)	0.65	%(4)	0.65	%(4)	N/A
Ratio of Net Investment Income (Loss)	(0.44	)%(4)(7)	(0.44	)%(4)	(0.18	)%(4)	(0.30	)%(4)	0.18	%(4)	0.22	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01%		0.01%		0.00	%(5)
Portfolio Turnover Rate	72	%(6)	65%		116%		86%		59%		23%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation would have been less than 0.005% higher and the Ratio of Net Investment Income would have been less than 0.005% lower had the custodian not reimbursed the Fund.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering of Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers;

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

(5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$133,650	$—	$—	$133,650
Biotechnology	149,785	—	—	149,785
Diversified Holding Companies	37,364	—	—	37,364
Entertainment	252,180	—	—	252,180
Health Care Equipment & Supplies	131,880	—	—	131,880
Health Care Providers & Services	218,128	—	—	218,128
Health Care Technology	289,876	—	7,745	297,621
Information Technology Services	868,357	—	—	868,357
Interactive Media & Services	696,062	—	—	696,062
Internet & Direct Marketing Retail	669,734	—	—	669,734
Leisure Products	58,075	—	—	58,075
Life Sciences Tools & Services	106,662	—	—	106,662
Metals & Mining	41,370	—	—	41,370
Oil, Gas & Consumable Fuels	33,950	—	—	33,950
Pharmaceuticals	171,311	—	—	171,311
Real Estate Management & Development	78,852	—	—	78,852
Software	406,401	—	—	406,401
Specialty Retail	183,429	—	—	183,429
Total Common Stocks	4,527,066	—	7,745	4,534,811
Preferred Stocks
Internet & Direct Marketing Retail	3,073	—	—	3,073
Call Options Purchased	—	7,489	—	7,489
Short-Term Investments
Investment Company	589,633	—	—	589,633
Repurchase Agreements	—	20,963	—	20,963
Total Short-Term Investments	589,633	20,963	—	610,596
Derivative Contracts — PIPE	—	—	2,228	2,228
Total Assets	5,119,772	28,452	9,973	5,158,197
Liabilities:
Derivative Contracts — PIPE	—	—	(1,693)	(1,693)
Total	$5,119,772	$28,452	$8,280	$5,156,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$3,980	$—
Purchases	—	—
Sales	—	—
PIPE transaction	—	535
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	3,765	—
Realized gains (losses)	—	—
Ending Balance	$7,745	$535
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$3,765	$535

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$7,745	Discounted Cash Flow	Weighted Average Cost of Capital	11.0%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	3.0x		Increase
			Discount for Lack of Marketability	7.0%		Decrease
PIPE's	$535	Market Implied	Discount for Lack of Marketability and Transaction Risk	0.0	%–7.6%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity ("PIPE"): The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will generally segregate an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities.

At March 31, 2021, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these de-

rivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$7,489 (a)
PIPE	Derivative Contracts — PIPE	Equity Risk	2,228
Total			$9,717
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Derivative Contracts — PIPE	Equity Risk	$1,693

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(865	)(b)

(b) Amounts are included in Investments Sold in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(8,076	)(c)
Equity Risk	Derivative Contracts — PIPE	535
	Total	$(7,541)

(c) Amounts are included in Investments in the Statement of Operations.

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$7,489	(a)	$—
Derivative Contracts — PIPE	2,228		(1,693)
Total	$9,717		$(1,693)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(d)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
BNP Paribas	$3,647	$—	$(3,647)	$0
Goldman Sachs International	3,787	—	—	3,787
Good Works Acquisition Corp.	2,228	—	—	2,228
Royal Bank of Scotland	55	—	(45)	10
Total	$9,717	$—	$(3,692)	$6,025
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liabilities Derivatives Presented in the Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Thomas Bravo Advantage	$1,693	$—	$—	$1,693

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,369,838,000
PIPE Purchased:
Average monthly notional amount	$7,664,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$126,788	(f)	$—	$(124,276	)(g)	$2,512

(f)  Represents market value of loaned securities at period end.

(g)  The Fund received cash collateral of approximately $98,888,000, of which approximately $98,704,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of March 31, 2021, there was uninvested cash of approximately $184,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $25,388,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of March 31, 2021:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$98,888	$—	$—	$—	$98,888
Total Borrowings	$98,888	$—	$—	$—	$98,888
Gross amount of recognized liabilities for securities lending transactions					$98,888

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.50% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares and 0.73% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,985,121,000 and $2,992,718,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $197,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$89,721	$2,252,655	$1,752,743	$21
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$589,633

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$21,323	$80,708	$10,731	$110,644

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments related to real estate investment trusts sold by the Fund, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$150	$(150)

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$56,162	$192,756

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 41.8%.

K. Principal Risks:

Market: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Subsequent Event: Effective April 1, 2021, the Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the "Subsidiary"). The Fund may have exposure to bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The initial startup cost, including legal and other costs associated with the creation of the Subsidiary, was approximately $47,000.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMCGSAN
3568284 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Dynamic Value Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Dynamic Value Portfolio (the "Fund") performed during the period beginning March 19, 2021 (when the Fund commenced operations) and ended March 31, 2021.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Dynamic Value Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/19/21-3/31/21.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/19/21	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Dynamic Value Portfolio Class I^	$1,000.00	$1,002.00	$1,001.47	$0.17	$0.17	0.53%
Dynamic Value Portfolio Class A^	1,000.00	1,002.00	1,001.35	0.30	0.30	0.90
Dynamic Value Portfolio Class C^	1,000.00	1,002.00	1,001.10	0.54	0.54	1.65
Dynamic Value Portfolio Class IS^	1,000.00	1,002.00	1,001.48	0.16	0.16	0.50

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 12/365 (to reflect the actual days in the period).

**  Annualized.

^  The Fund commenced operations on March 19, 2021.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (92.7%)
Aerospace & Defense (2.5%)
Curtiss-Wright Corp.	210	$25
General Dynamics Corp.	141	26
Huntington Ingalls Industries, Inc.	127	26
Northrop Grumman Corp.	80	26
Textron, Inc.	456	25
		128
Air Freight & Logistics (0.6%)
FedEx Corp.	101	29
Auto Components (0.5%)
BorgWarner, Inc.	524	24
Automobiles (0.5%)
General Motors Co.	426	24
Banks (1.7%)
Associated Banc-Corp	1,968	42
M&T Bank Corp.	292	44
		86
Beverages (0.5%)
Molson Coors Brewing Co., Class B	499	25
Biotechnology (2.0%)
AbbVie, Inc.	242	26
Biogen, Inc. (a)	96	27
Regeneron Pharmaceuticals, Inc. (a)	53	25
United Therapeutics Corp. (a)	147	25
		103
Building Products (0.5%)
Owens Corning	278	26
Capital Markets (3.3%)
Franklin Resources, Inc.	1,379	41
Invesco Ltd.	1,618	41
State Street Corp.	477	40
Virtu Financial, Inc., Class A	1,387	43
		165
Chemicals (0.8%)
Chemours Co. (The)	754	21
LyondellBasell Industries N.V., Class A	187	19
		40
Commercial Banks (4.3%)
BOK Financial Corp.	476	43
First Horizon National Corp.	2,577	44
FNB Corp.	3,408	43
Popular, Inc.	625	44
Prosperity Bancshares, Inc.	567	42
		216
Commercial Services & Supplies (0.2%)
ADT, Inc.	1,161	10
	Shares	Value (000)
Consumer Finance (3.3%)
Ally Financial, Inc.	897	$41
OneMain Holdings, Inc.	748	40
Santander Consumer USA Holdings, Inc.	1,480	40
SLM Corp.	2,392	43
		164
Containers & Packaging (2.0%)
Berry Global Group, Inc. (a)	345	21
Graphic Packaging Holding Co.	1,112	20
International Paper Co.	375	21
Silgan Holdings, Inc.	480	20
WestRock Co.	387	20
		102
Distributors (0.3%)
LKQ Corp. (a)	326	14
Diversified Consumer Services (1.4%)
Graham Holdings Co., Class B	29	16
Grand Canyon Education, Inc. (a)	158	17
H&R Block, Inc.	830	18
Service Corp. International	356	18
		69
Diversified Financial Services (0.7%)
Jefferies Financial Group, Inc.	1,208	36
Diversified Telecommunication Services (2.5%)
Lumen Technologies, Inc.	9,541	127
Electric Utilities (2.9%)
Exelon Corp.	664	29
NRG Energy, Inc.	779	29
OGE Energy Corp.	873	28
PG&E Corp. (a)	2,511	30
PPL Corp.	956	28
		144
Electrical Equipment (1.1%)
Acuity Brands, Inc.	184	30
GrafTech International Ltd.	2,108	26
		56
Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc. (a)	153	17
Jabil, Inc.	331	17
SYNNEX Corp.	160	19
		53
Electronics (0.3%)
Avnet, Inc.	403	17
Energy Equipment & Services (0.8%)
Baker Hughes Co.	1,877	40
Equity Real Estate Investment Trusts (REITs) (4.5%)
Apartment Investment and Management Co. REIT	2,345	14
Boston Properties, Inc. REIT	126	13
Brandywine Realty Trust REIT	977	13

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Equity Real Estate Investment Trusts (REITs) (cont'd)
Corporate Office Properties Trust REIT	475	$13
Cousins Properties, Inc. REIT	365	13
Equity Commonwealth REIT	469	13
Gaming and Leisure Properties, Inc. REIT	310	13
Highwoods Properties, Inc. REIT	304	13
Kimco Realty Corp. REIT	694	13
Medical Properties Trust, Inc. REIT	623	13
SL Green Realty Corp. REIT	177	12
Starwood Property Trust, Inc. REIT	1,627	40
VEREIT, Inc. REIT	340	13
VICI Properties, Inc. REIT	474	13
WP Carey, Inc. REIT	191	14
		223
Food & Staples Retailing (1.6%)
Kroger Co. (The)	1,049	38
Sprouts Farmers Market, Inc. (a)	1,514	40
		78
Food Products (2.9%)
Archer-Daniels-Midland Co.	426	24
Bunge Ltd.	312	25
Ingredion, Inc.	269	24
JM Smucker Co. (The)	198	25
Kraft Heinz Co. (The)	630	25
Tyson Foods, Inc., Class A	319	24
		147
Gas Utilities (0.6%)
UGI Corp.	698	29
Health Care Equipment & Supplies (1.0%)
Hologic, Inc. (a)	350	26
Quidel Corp. (a)	184	24
		50
Health Care Providers & Services (5.0%)
Anthem, Inc.	70	25
Centene Corp. (a)	390	25
Cigna Corp.	102	25
CVS Health Corp.	333	25
DaVita, Inc. (a)	227	24
Henry Schein, Inc. (a)	366	25
Laboratory Corp. of America Holdings (a)	103	26
Premier, Inc., Class A	733	25
Quest Diagnostics, Inc.	199	26
Universal Health Services, Inc., Class B	178	24
		250
Hotels, Restaurants & Leisure (1.0%)
Extended Stay America, Inc. (Units) (b)	900	18
Wendy's Co. (The)	847	17
Yum China Holdings, Inc. (China)	287	17
		52
	Shares	Value (000)
Household Durables (1.5%)
DR Horton, Inc.	141	$13
Lennar Corp., Class A	123	12
Lennar Corp., Class B	151	12
Pulte Group, Inc.	241	13
Toll Brothers, Inc.	216	12
Whirlpool Corp.	54	12
		74
Household Products (0.8%)
Spectrum Brands Holdings, Inc.	450	38
Independent Power & Renewable Electricity Producer (0.6%)
Vistra Energy Corp.	1,690	30
Information Technology Services (1.7%)
Accenture PLC, Class A	24	7
Akamai Technologies, Inc. (a)	66	7
Alliance Data Systems Corp.	57	6
Amdocs Ltd.	81	6
Broadridge Financial Solutions, Inc.	45	7
Cognizant Technology Solutions Corp., Class A	85	7
Concentrix Corp. (a)	48	7
DXC Technology Co.	231	7
Fidelity National Information Services, Inc.	45	6
Fiserv, Inc. (a)	53	6
Genpact Ltd.	152	7
International Business Machines Corp.	50	7
Western Union Co. (The)	260	6
		86
Insurance (3.3%)
American National Group, Inc.	165	18
Assured Guaranty Ltd.	421	18
Athene Holding Ltd., Class A (a)	367	19
First American Financial Corp.	342	19
Hartford Financial Services Group, Inc. (The)	270	18
Old Republic International Corp.	826	18
Principal Financial Group, Inc.	304	18
RenaissanceRe Holdings Ltd.	109	17
Unum Group	646	18
		163
Internet & Direct Marketing Retail (0.3%)
Qurate Retail, Inc.	1,107	13
Life Sciences Tools & Services (0.5%)
PerkinElmer, Inc.	198	25
Machinery (3.5%)
AGCO Corp.	171	25
Allison Transmission Holdings, Inc.	589	24
Gates Industrial Corp. PLC (a)	1,506	24
Oshkosh Corp.	211	25
Timken Co. (The)	297	24
Trinity Industries, Inc.	904	26
Westinghouse Air Brake Technologies Corp.	331	26
		174

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Media (5.7%)
Comcast Corp., Class A	563	$31
Discovery, Inc., Class C (a)	490	18
DISH Network Corp., Class A (a)	835	30
Fox Corp., Class A	733	27
Fox Corp., Class B	778	27
Interpublic Group of Cos., Inc. (The)	1,059	31
Liberty Media Corp-Liberty SiriusXM, Class C (a)	689	30
John Wiley & Sons, Inc., Class A	607	33
Nexstar Media Group, Inc., Class A	201	28
Omnicom Group, Inc.	407	30
		285
Metals & Mining (1.7%)
Newmont Corp.	325	20
Nucor Corp.	287	23
Reliance Steel & Aluminum Co.	135	20
Steel Dynamics, Inc.	427	22
		85
Multi-Line Retail (0.3%)
Dollar Tree, Inc. (a)	135	15
Multi-Utilities (0.6%)
MDU Resources Group, Inc.	918	29
Oil, Gas & Consumable Fuels (4.5%)
Antero Midstream Corp.	5,056	46
Equitrans Midstream Corp.	5,508	45
Kinder Morgan, Inc.	2,737	46
ONEOK, Inc.	895	45
Targa Resources Corp.	1,332	42
		224
Personal Products (0.7%)
Nu Skin Enterprises, Inc., Class A	713	38
Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	403	26
Jazz Pharmaceuticals PLC (a)	148	24
Merck & Co., Inc.	325	25
Perrigo Co., PLC	600	24
Pfizer, Inc.	702	26
Viatris, Inc. (a)	1,720	24
		149
Professional Services (0.7%)
CACI International, Inc., Class A (a)	37	9
Jacobs Engineering Group, Inc.	74	10
Leidos Holdings, Inc.	95	9
Science Applications International Corp.	95	8
		36
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc. (a)	75	13
	Shares	Value (000)
Road & Rail (2.1%)
AMERCO	44	$27
Knight-Swift Transportation Holdings, Inc.	580	28
Ryder System, Inc.	356	27
Schneider National, Inc., Class B	1,048	26
		108
Semiconductors & Semiconductor Equipment (3.3%)
Cirrus Logic, Inc. (a)	334	28
First Solar, Inc. (a)	336	30
Intel Corp.	409	26
Micron Technology, Inc. (a)	290	26
MKS Instruments, Inc.	152	28
Qorvo, Inc. (a)	148	27
		165
Software (1.2%)
CDK Global, Inc.	123	7
Citrix Systems, Inc.	49	7
McAfee Corp., Class A	273	6
NortonLifeLock, Inc.	307	6
Oracle Corp.	97	7
SolarWinds Corp. (a)	386	7
SS&C Technologies Holdings, Inc.	95	7
Teradata Corp. (a)	153	6
VMware, Inc., Class A (a)	44	6
		59
Specialty Retail (1.4%)
AutoNation, Inc. (a)	157	15
Best Buy Co., Inc.	125	14
Dick's Sporting Goods, Inc.	183	14
Foot Locker, Inc.	251	14
Penske Automotive Group, Inc.	172	14
		71
Tech Hardware, Storage & Peripherals (1.3%)
Hewlett Packard Enterprise Co.	1,061	17
HP, Inc.	545	17
NCR Corp. (a)	442	17
Xerox Holdings Corp.	667	16
		67
Thrifts & Mortgage Finance (1.9%)
MGIC Investment Corp.	3,439	48
New York Community Bancorp, Inc.	3,676	46
		94
Trading Companies & Distributors (1.5%)
Air Lease Corp.	512	25
United Rentals, Inc. (a)	79	26
Univar Solutions, Inc. (a)	1,186	26
		77
Total Common Stocks (Cost $4,644)		4,645

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

	Shares	Value (000)
Short-Term Investment (7.1%)
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $357)	357,249	$357
Total Investments (99.8%) (Cost $5,001) (c)		5,002
Other Assets in Excess of Liabilities (0.2%)		9
Net Assets (100.0%)		$5,011

(a)  Non-income producing security.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $104,000 and the aggregate gross unrealized depreciation is approximately $96,000, resulting in net unrealized appreciation of approximately $8,000.

LIBOR  London Interbank Offered Rate.

REIT  Real Estate Investment Trust.

USD  United States Dollar.

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)		Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	Russell 1000 Value Factor Basket Index††	Receive	3 Month USD LIBOR plus 1.00%	Quarterly	3/23/22	$1,848	$—	@	$—	$—	@
JPMorgan Chase Bank NA	Russell 1000 Growth Factor Basket Index††	Pay	3 Month USD LIBOR plus 1.00%	Quarterly	3/23/22	1,499	7		—	7
							$7		$—	$7

††  See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Russell 1000 Value Factor Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
Russell 1000 Value Factor Basket Index
Lumen Technologies, Inc.	20,517	$274	2.74%
MGIC Investment Corp.	7,396	102	1.03
New York Community BanCorp., Inc.	7,906	100	1.00
Antero Midstream Corp.	10,874	98	0.98
Kinder Morgan, Inc.	5,885	98	0.98
Equitrans Midstream Corp.	11,846	97	0.97
ONEOK, Inc.	1,924	97	0.98
M&T Bank Corp.	628	95	0.95
Popular, Inc.	1,344	95	0.95
First Horizon Corp.	5,543	94	0.94
FNB Corp.	7,330	93	0.93
Virtu Financial, Inc.	2,982	93	0.93
SLM Corp.	5,145	92	0.93
BOK Financial Corp.	1,024	91	0.92
Prosperity Bancshares, Inc.	1,220	91	0.91
Targa Resources Corp.	2,864	91	0.91
Associated Banc-Corp.	4,232	90	0.90
Franklin Resources, Inc.	2,966	88	0.88
Invesco Ltd.	3,480	88	0.88
Ally Financial, Inc.	1,930	87	0.87
Baker Hughes Co.	4,036	87	0.87
Sprouts Farmers Market, Inc.	3,255	87	0.87
Security Description	Shares	Value (000)	Index Weight
Russell 1000 Value Factor Basket Index (cont'd)
Starwood Property Trust, Inc.	3,500	$87	0.87%
OneMain Holdings, Inc.	1,609	86	0.87
Santander Consumer USA Holdings, Inc.	3,184	86	0.86
State Street Corp.	1,026	86	0.86
Spectrum Brands Holdings, Inc.	968	82	0.82
Kroger Co. (The)	2,257	81	0.81
Nu Skin Enterprises, Inc.	1,533	81	0.81
Jefferies Financial Group, Inc.	2,597	78	0.78
John Wiley & Sons, Inc.	1,305	71	0.71
Interpublic Group of Cos, Inc. (The)	2,278	67	0.67
Acuity Brands, Inc.	395	65	0.65
Comcast Corp.	1,210	65	0.66
DISH Network Corp.	1,796	65	0.65
Liberty Media Corp.-Liberty SiriusXM	1,482	65	0.65
Omnicom Group, Inc.	875	65	0.65
Vistra Corp.	3,634	64	0.64
First Solar, Inc.	722	63	0.63
NRG Energy, Inc.	1,676	63	0.63
PG&E Corp.	5,399	63	0.63
Exelon Corp.	1,429	62	0.63
FedEx Corp.	217	62	0.62
MDU Resources Group, Inc.	1,973	62	0.62
UGI Corp.	1,502	62	0.62
Cirrus Logic, Inc.	718	61	0.61

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Dynamic Value Portfolio

Security Description	Shares	Value (000)	Index Weight
Russell 1000 Value Factor Basket Index (cont'd)
Nexstar Media Group, Inc.	433	$61	0.61%
OGE Energy Corp.	1,878	61	0.61
Knight-Swift Transportation Holdings, Inc.	1,248	60	0.60
MKS Instruments, Inc.	326	60	0.61

The following table represents the equity basket holdings underlying the total return swap with Russell 1000 Growth Factor Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
Russell 1000 Growth Factor Basket Index
T-Mobile US, Inc.	2,317	$290	2.92%
Hess Corp.	1,393	99	0.99
Bank Of America Corp.	2,532	98	0.99
First Republic Bank	577	96	0.97
Pnc Financial Services Group, Inc. (The)	548	96	0.97
Tfs Financial Corp.	4,720	96	0.97
Commerce Bancshares, Inc.	1,234	95	0.95
Umpqua Holdings Corp.	5,344	94	0.94
Wells Fargo & Co.	2,416	94	0.95
Moody's Corp.	307	92	0.92
Pacwest BanCorp.	2,425	92	0.93
Ares Management Corp.	1,619	91	0.91
Halliburton Co.	4,228	91	0.91
MSCI, Inc.	218	91	0.92
Valero Energy Corp.	1,272	91	0.93
S&P Global, Inc.	254	90	0.90
Tradeweb Markets, Inc.	1,215	90	0.90
American Express Co.	620	88	0.88
Cme Group, Inc.	430	88	0.88
Coty, Inc.	9,739	88	0.88
Marketaxess Holdings, Inc.	176	88	0.88
Svb Financial Group	179	88	0.89
Apa Corp.	4,872	87	0.88
Lendingtree, Inc.	409	87	0.88
Nov, Inc.	6,188	85	0.85
Estee Lauder Cos, Inc. (The)	289	84	0.85
Security Description	Shares	Value (000)	Index Weight
Russell 1000 Growth Factor Basket Index (cont'd)
Helmerich & Payne, Inc.	3,098	$84	0.84%
Morningstar, Inc.	374	84	0.85
Grocery Outlet Holding Corp.	2,235	82	0.83
Sysco Corp.	1,004	79	0.79
Pinterest, Inc.	984	73	0.73
American Water Works Co, Inc.	444	67	0.67
Spotify Technology SA	251	67	0.68
Zillow Group, Inc.	518	67	0.68
Eversource Energy	758	66	0.66
Live Nation Entertainment, Inc.	777	66	0.66
Nextera Energy, Inc.	867	66	0.66
Wec Energy Group, Inc.	700	66	0.66
Cms Energy Corp.	1,063	65	0.65
Essential Utilities, Inc.	1,452	65	0.65
Roku, Inc.	200	65	0.65
Twitter, Inc.	1,024	65	0.66
Zillow Group, Inc.	496	65	0.65
Aes Corp. (The)	2,372	64	0.64
Match Group, Inc.	464	64	0.64
Madison Square Garden Sports Corp.	350	63	0.63
Nisource, Inc.	2,616	63	0.63
Tripadvisor, Inc.	1,162	63	0.63
Enphase Energy, Inc.	381	62	0.62
Boston Beer Co., Inc. (The)	50	61	0.61

Portfolio Composition

Classification	Percentage of Total Investments
Other*	82.2%
Short-Term Investments	7.1
Media	5.7
Health Care Providers & Services	5.0
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open swap agreements with total unrealized appreciation of approximately $7,000.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Dynamic Value Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,644)	$4,645
Investment in Security of Affiliated Issuer, at Value (Cost $357)	357
Total Investments in Securities, at Value (Cost $5,001)	5,002
Prepaid Offering Costs	157
Due from Adviser	11
Unrealized Appreciation on Swap Agreements	7
Dividends Receivable	3
Receivable from Affiliate	—	@
Total Assets	5,180
Liabilities:
Payable for Offering Costs	162
Payable for Professional Fees	5
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	—	@
Payable for Administration Fees	—	@
Other Liabilities	2
Total Liabilities	169
Net Assets	$5,011
Net Assets Consist of:
Paid-in-Capital	$5,000
Total Distributable Earnings	11
Net Assets	$5,011
CLASS I:
Net Assets	$4,981
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	497,000
Net Asset Value, Offering and Redemption Price Per Share	$10.02
CLASS A:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Redemption Price Per Share	$10.02
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.56
Maximum Offering Price Per Share	$10.58
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.02
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.02

@  Amount is less than $500.
The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Dynamic Value Portfolio

Statement of Operations	Period from March 19, 2021^ to March 31, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$4
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	4
Expenses:
Professional Fees	5
Offering Costs	5
Advisory Fees (Note B)	1
Shareholder Reporting Fees	1
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Shareholder Services Fees — Class A (Note D)	—	@
Distribution and Shareholder Services Fees — Class C (Note D)	—	@
Custodian Fees (Note F)	—	@
Administration Fees (Note C)	—	@
Pricing Fees	—	@
Other Expenses	1
Total Expenses	13
Expenses Reimbursed by Adviser (Note B)	(11)
Waiver of Advisory Fees (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class C (Note B)	(—	@)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(—	@)
Net Expenses	1
Net Investment Income	3
Change in Unrealized Appreciation (Depreciation):
Investments	1
Swap Agreements	7
Net Change in Unrealized Appreciation (Depreciation)	8
Net Increase in Net Assets Resulting from Operations	$11

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Dynamic Value Portfolio

Statement of Changes in Net Assets	Period from March 19, 2021^ to March 31, 2021 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$3
Net Change in Unrealized Appreciation (Depreciation)	8
Net Increase in Net Assets Resulting from Operations	11
Capital Share Transactions:(1)
Class I:
Subscribed	4,970
Class A:
Subscribed	10
Class C:
Subscribed	10
Class IS:
Subscribed	10
Net Increase in Net Assets Resulting from Capital Share Transactions	5,000
Total Increase in Net Assets	5,011
Net Assets:
Beginning of Period	—
End of Period	$5,011
(1) Capital Share Transactions:
Class I:
Shares Subscribed	497
Class A:
Shares Subscribed	1
Class C:
Shares Subscribed	1
Class IS:
Shares Subscribed	1

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Dynamic Value Portfolio

	Class I
Selected Per Share Data and Ratios	Period from March 19, 2021(1) to March 31, 2021 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Gain	0.01
Total from Investment Operations	0.02
Net Asset Value, End of Period	$10.02
Total Return(3)	0.20	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,981
Ratio of Expenses Before Expense Limitation	7.54	%(5)
Ratio of Expenses After Expense Limitation	0.53	%(5)
Ratio of Net Investment Income	1.77	%(5)
Portfolio Turnover Rate	0	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Dynamic Value Portfolio

	Class A
Selected Per Share Data and Ratios	Period from March 19, 2021(1) to March 31, 2021 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)
Net Realized and Unrealized Gain	0.02
Total from Investment Operations	0.02
Net Asset Value, End of Period	$10.02
Total Return(4)	0.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	21.65	%(6)
Ratio of Expenses After Expense Limitation	0.90	%(6)
Ratio of Net Investment Income	1.24	%(6)
Portfolio Turnover Rate	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Dynamic Value Portfolio

	Class C
Selected Per Share Data and Ratios	Period from March 19, 2021(1) to March 31, 2021 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)
Net Realized and Unrealized Gain	0.02
Total from Investment Operations	0.02
Net Asset Value, End of Period	$10.02
Total Return(4)	0.20	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	22.39	%(6)
Ratio of Expenses After Expense Limitation	1.65	%(6)
Ratio of Net Investment Income	0.49	%(6)
Portfolio Turnover Rate	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Dynamic Value Portfolio

	Class IS
Selected Per Share Data and Ratios	Period from March 19, 2021(1) to March 31, 2021 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.01
Net Realized and Unrealized Gain	0.01
Total from Investment Operations	0.02
Net Asset Value, End of Period	$10.02
Total Return(3)	0.20	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	21.39	%(5)
Ratio of Expenses After Expense Limitation	0.50	%(5)
Ratio of Net Investment Income	1.64	%(5)
Portfolio Turnover Rate	0	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Dynamic Value Portfolio. The Fund seeks capital appreciation.

The Fund commenced operations on March 19, 2021 and offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$128	$—	$—	$128
Air Freight & Logistics	29	—	—	29
Auto Components	24	—	—	24
Automobiles	24	—	—	24
Banks	86	—	—	86
Beverages	25	—	—	25
Biotechnology	103	—	—	103
Building Products	26	—	—	26
Capital Markets	165	—	—	165
Chemicals	40	—	—	40
Commercial Banks	216	—	—	216
Commercial Services & Supplies	10	—	—	10
Consumer Finance	164	—	—	164
Containers & Packaging	102	—	—	102
Distributors	14	—	—	14
Diversified Consumer Services	69	—	—	69
Diversified Financial Services	36	—	—	36
Diversified Telecommunication Services	127	—	—	127
Electric Utilities	144	—	—	144
Electrical Equipment	56	—	—	56
Electronic Equipment, Instruments & Components	53	—	—	53
Electronics	17	—	—	17
Energy Equipment & Services	40	—	—	40
Equity Real Estate Investment Trusts (REITs)	223	—	—	223
Food & Staples Retailing	78	—	—	78
Food Products	147	—	—	147
Gas Utilities	29	—	—	29
Health Care Equipment & Supplies	50	—	—	50
Health Care Providers & Services	250	—	—	250
Hotels, Restaurants & Leisure	52	—	—	52
Household Durables	74	—	—	74
Household Products	38	—	—	38
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Independent Power & Renewable Electricity Producers	$30	$—	$—	$30
Information Technology Services	86	—	—	86
Insurance	163	—	—	163
Internet & Direct Marketing Retail	13	—	—	13
Life Sciences Tools & Services	25	—	—	25
Machinery	174	—	—	174
Media	285	—	—	285
Metals & Mining	85	—	—	85
Multi-Line Retail	15	—	—	15
Multi-Utilities	29	—	—	29
Oil, Gas & Consumable Fuels	224	—	—	224
Personal Products	38	—	—	38
Pharmaceuticals	149	—	—	149
Professional Services	36	—	—	36
Real Estate Management & Development	13	—	—	13
Road & Rail	108	—	—	108
Semiconductors & Semiconductor Equipment	165	—	—	165
Software	59	—	—	59
Specialty Retail	71	—	—	71
Tech Hardware, Storage & Peripherals	67	—	—	67
Thrifts & Mortgage Finance	94	—	—	94
Trading Companies & Distributors	77	—	—	77
Total Common Stocks	4,645	—	—	4,645
Short-Term Investment
Investment Company	357	—	—	357
Total Return Swap Agreements	—	7	—	7
Total Assets	$5,002	$7	$—	$5,009

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund my enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	$7

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the period ended March 31, 2021 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Swap Agreements	$7

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Swap Agreements	$7	$—

(a) Excludes exchange-traded derivatives.

(b) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counter-

parties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$7	$—	$—	$7

For the period ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Swap Agreements:
Average monthly notional amount	$1,536,000

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6. Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the period ended March 31, 2021, approximately $1,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $4,643,000 and $0, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. This arrangement had no effect for the period ended March 31, 2021.

A summary of the Fund's transactions in shares of affiliated investments during the period ended March 31, 2021 is as follows:

Affiliated Investment Company	Value March 19, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$5,357	$5,000	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$357

@  Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with

Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the period ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

I. Other: At March 31, 2021, the Fund did not have record owners of 10% or greater.

J. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could im-

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

pact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S.Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S.Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S.Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTDYVSAN
3565573 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	37
Consolidated Statement of Operations	39
Consolidated Statements of Changes in Net Assets	40
Consolidated Financial Highlights	42
Notes to Consolidated Financial Statements	47
Liquidity Risk Management Program	60
U.S. Customer Privacy Notice	61
Trustee and Officer Information	64

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Strategist Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,150.80	$1,021.34	$3.86	$3.63	0.72%
Global Strategist Portfolio Class A	1,000.00	1,148.60	1,019.90	5.41	5.09	1.01
Global Strategist Portfolio Class L	1,000.00	1,145.90	1,017.35	8.13	7.64	1.52
Global Strategist Portfolio Class C	1,000.00	1,144.50	1,015.81	9.78	9.20	1.83
Global Strategist Portfolio Class IS	1,000.00	1,150.40	1,021.54	3.65	3.43	0.68

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (42.5%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation
Conventional Pool:
12 Month USD LIBOR + 1.62%, 3.18%, 7/1/45	$37	$39
Agency Fixed Rate Mortgages (3.5%)
United States (3.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pool:
4.50%, 1/1/49	169	184
Gold Pools:
3.50%, 1/1/44 - 6/1/45	735	794
4.50%, 1/1/49	49	53
6.50%, 5/1/32 - 7/1/32	27	30
7.50%, 5/1/35	3	3
Federal National Mortgage Association,
April TBA:
3.00%, 4/1/51 (a)	5,150	5,365
3.50%, 4/1/51 (a)	2,000	2,113
Conventional Pools:
3.00%, 7/1/49	467	484
3.50%, 3/1/47	87	93
4.00%, 4/1/45 - 9/1/45	732	808
4.50%, 3/1/41 - 11/1/44	155	173
5.00%, 1/1/41 - 3/1/41	357	410
6.00%, 1/1/38	3	4
6.50%, 12/1/29	9	10
7.50%, 8/1/37	5	6
June TBA:
2.00%, 6/1/51 (a)	1,900	1,889
2.50%, 6/1/51 (a)	1,200	1,226
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42	208	231
4.50%, 6/20/49	73	79
5.00%, 2/20/49 - 6/20/49	218	236
5.50%, 8/15/39	16	18
		14,209
Asset-Backed Securities (0.4%)
United States (0.4%)
Freed ABS Trust,
3.06%, 3/18/27 (b)	300	305
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 1.46%, 3/25/33 (c)	206	206
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 1.68%, 12/25/34 (c)	200	201
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 0.87%, 12/25/32 (c)	227	221
	Face Amount (000)		Value (000)
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.28%, 5/25/34 (c)		$261	$262
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 7/25/39 (c)	EUR	447	507
			1,702
Collateralized Mortgage Obligations — Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation
IO REMIC,
6.05% - 1 Month USD LIBOR, 5.94%, 4/15/39 (d)		$1	—	@
Commercial Mortgage-Backed Securities (0.5%)
United Kingdom (0.0%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.16%, 5/22/28 (c)	GBP	151	205
United States (0.5%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 1.96%, 6/15/35 (b)(c)		$250	248
COMM Mortgage Trust,
3.28%, 1/10/46		305	317
4.74%, 7/15/47 (b)(c)		152	155
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		63	64
2.97%, 10/25/21		81	82
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	262
Wells Fargo Commercial Mortgage Trust,
1 Month USD LIBOR + 1.14%, 1.25%, 1/15/35 (b)(c)		400	401
WFRBS Commercial Mortgage Trust,
4.00%, 10/15/57 (b)(c)		200	200
5.01%, 9/15/46 (b)(c)		375	303
			2,032
			2,237
Corporate Bonds (12.1%)
Australia (0.4%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		400	377
Macquarie Bank Ltd.,
6.63%, 4/7/21 (b)		270	270
Macquarie Group Ltd.,
4.15%, 3/27/24 (b)		125	133
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	442
Westpac Banking Corp.,
2.67%, 11/15/35		$325	309
			1,531

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Belgium (0.1%)
Anheuser-Busch InBev SA N.V.,
2.75%, 3/17/36	EUR	350	$497
Canada (0.6%)
Enbridge, Inc.,
2.50%, 1/15/25		$475	496
Province of British Columbia Canada,
2.00%, 10/23/22		860	884
Province of Ontario Canada,
2.30%, 6/15/26		860	911
Royal Bank of Canada,
2.75%, 2/1/22		350	357
			2,648
China (0.2%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		200	191
Baidu, Inc.,
2.88%, 7/6/22		200	205
Meituan,
3.05%, 10/28/30		400	390
			786
Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		780	863
Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/23 (b)		200	206
France (0.8%)
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	485
1.75%, 12/19/24	GBP	400	570
BNP Paribas SA,
1.13%, 6/11/26	EUR	485	593
BPCE SA,
5.15%, 7/21/24 (b)		$725	812
Orange SA,
5.00%, 10/1/26 (e)	EUR	250	352
TOTAL SE,
2.71%, 12/29/49 (e)		100	122
3.88%, 12/29/49 (e)		250	305
			3,239
Germany (0.8%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (b)		$675	728
Daimler Finance North America LLC,
2.70%, 6/14/24 (b)		325	342
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (b)		625	686
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	845
	Face Amount (000)		Value (000)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41	EUR	400	$473
Volkswagen International Finance N.V.,
Series 10Y
1.88%, 3/30/27		300	381
			3,455
Hong Kong (0.1%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (b)		$200	201
India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		820	871
Ireland (0.1%)
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)		250	249
Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	82
Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		600	586
Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		610	647
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		510	547
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		530	514
			1,708
Netherlands (0.2%)
ASR Nederland N.V.,
5.00%, 9/30/24 (e)	EUR	425	567
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	263
			830
Qatar (0.1%)
Ooredoo International Finance Ltd.,
2.63%, 4/8/31		200	198
Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		490	522
Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	531
5.18%, 11/19/25		$600	681
CaixaBank SA,
0.75%, 4/18/23	EUR	400	477
			1,689

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Switzerland (0.4%)
Credit Suisse Group AG,
2.19%, 6/5/26 (b)		$325	$330
Syngenta Finance N.V.,
4.44%, 4/24/23 (b)		200	210
UBS Group Funding Switzerland AG,
3.49%, 5/23/23 (b)		900	929
			1,469
United Arab Emirates (0.2%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (b)		200	212
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		450	432
			644
United Kingdom (1.2%)
BAT Capital Corp.,
3.56%, 8/15/27		525	559
BP Capital Markets PLC,
2.50%, 11/6/22		275	284
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	429
2.63%, 11/7/25		$525	549
4.25%, 3/14/24		400	436
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	400
2.25%, 10/16/24	GBP	400	573
Nationwide Building Society,
3.77%, 3/8/24 (b)		$300	317
4.36%, 8/1/24 (b)		200	216
Natwest Group PLC,
3.88%, 9/12/23		750	804
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	544
			5,111
United States (5.4%)
7-Eleven, Inc.,
1.30%, 2/10/28 (b)		$425	408
Air Lease Corp.,
2.30%, 2/1/25		300	307
Altria Group, Inc.,
2.45%, 2/4/32		225	215
Amazon.com, Inc.,
2.70%, 6/3/60		200	178
American International Group, Inc.,
4.88%, 6/1/22		400	420
American Tower Corp.,
2.40%, 3/15/25		200	209
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	506
2.90%, 12/4/26	GBP	350	521
	Face Amount (000)		Value (000)
Bank of America Corp.,
MTN
4.00%, 1/22/25		$825	$904
Boeing Co. (The),
5.15%, 5/1/30		200	231
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51		125	121
4.55%, 9/1/44		45	53
Campbell Soup Co.,
2.38%, 4/24/30		325	318
Capital One Financial Corp.,
3.30%, 10/30/24		325	351
Charter Communications Operating LLC/ Charter Communications Operating Capital,
2.30%, 2/1/32		250	233
4.80%, 3/1/50		100	108
5.75%, 4/1/48		50	61
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	486
Cigna Corp.,
2.40%, 3/15/30		$75	74
3.88%, 10/15/47		200	214
Citigroup, Inc.,
2.67%, 1/29/31		106	107
2.98%, 11/5/30		45	47
4.41%, 3/31/31		149	170
5.50%, 9/13/25		425	493
Comcast Corp.,
1.95%, 1/15/31		525	506
Crown Castle International Corp.,
3.30%, 7/1/30		125	131
CVS Health Corp.,
3.75%, 4/1/30		400	437
Deere & Co.,
3.10%, 4/15/30		350	375
Diamondback Energy, Inc.,
2.88%, 12/1/24		425	449
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	558
Energy Transfer Operating LP,
2.90%, 5/15/25		$600	625
Enterprise Products Operating LLC,
3.95%, 1/31/60		225	226
Ford Motor Credit Co. LLC,
3.09%, 1/9/23		300	305
Fox Corp.,
4.71%, 1/25/29		400	461
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	286
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		525	524

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
Global Payments, Inc.,
1.20%, 3/1/26		$150	$148
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	355
HCA, Inc.,
5.25%, 6/15/49		100	123
HSBC USA, Inc.,
3.50%, 6/23/24		100	108
JPMorgan Chase & Co.,
1.95%, 2/4/32		350	332
3.70%, 5/6/30		200	218
Las Vegas Sands Corp.,
3.20%, 8/8/24		75	78
3.50%, 8/18/26		125	130
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		425	451
Lowe's Cos., Inc.,
1.30%, 4/15/28		200	190
1.70%, 10/15/30		325	306
McDonald's Corp.,
MTN
3.38%, 5/26/25		275	299
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		425	443
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30		325	318
2.75%, 5/1/25		450	476
NIKE, Inc.,
2.85%, 3/27/30		275	290
NiSource, Inc.,
3.60%, 5/1/30		500	543
NVIDIA Corp.,
2.85%, 4/1/30		700	736
Occidental Petroleum Corp.,
3.20%, 8/15/26		40	38
5.55%, 3/15/26		350	371
Oracle Corp.,
2.50%, 4/1/25		150	158
2.88%, 3/25/31		225	229
2.95%, 4/1/30		125	129
Pacific Gas and Electric Co.,
2.50%, 2/1/31		150	142
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	531
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	390
Synchrony Bank,
3.00%, 6/15/22		$875	899
Union Pacific Corp.,
3.95%, 9/10/28		190	213
Verizon Communications, Inc.,
2.99%, 10/30/56 (b)		225	199
3.40%, 3/22/41		375	381
	Face Amount (000)		Value (000)
Vontier Corp.,
2.40%, 4/1/28 (b)		$250	$246
Walt Disney Co. (The),
2.65%, 1/13/31		350	358
Wells Fargo & Co.,
2.57%, 2/11/31		500	503
5.01%, 4/4/51		300	385
			22,334
			49,719
Mortgages — Other (0.5%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.68%, 1/25/39 (c)	EUR	218	245
United Kingdom (0.1%)
Great Hall Mortgages No 1 PLC,
0.00%, 6/18/38 (c)		200	224
Landmark Mortgage Securities No 3 PLC,
3 Month GBP LIBOR + 2.10%, 2.13%, 4/17/44 (c)	GBP	241	330
			554
United States (0.3%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36		$26	12
ChaseFlex Trust,
6.00%, 2/25/37		22	13
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 - 5/25/47		485	484
3.50%, 5/25/45 - 7/25/46		199	202
4.00%, 5/25/45		19	19
GSR Mortgage Loan Trust,
5.75%, 1/25/37		10	8
Lehman Mortgage Trust,
6.50%, 9/25/37		17	8
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 - 10/25/58		357	373
4.00%, 10/25/58		41	45
			1,164
			1,963
Sovereign (21.5%)
Australia (1.1%)
Australia Government Bond,
0.25%, 11/21/24 - 11/21/25	AUD	4,740	3,559
2.50%, 5/21/30		390	318
2.75%, 11/21/29		830	692
			4,569
Austria (0.1%)
Republic of Austria Government Bond,
Zero Coupon, 2/20/30 (b)	EUR	280	333

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Belgium (0.4%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)	EUR	130	$167
1.70%, 6/22/50 (b)		370	539
1.90%, 6/22/38 (b)		590	865
			1,571
Brazil (2.0%)
Brazil Letras do Tesouro Nacional,
Zero Coupon, 1/1/24	BRL	57,000	8,243
Canada (1.3%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	5,410	4,602
Province of Quebec Canada,
1.35%, 5/28/30		$950	904
			5,506
China (1.8%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	2,850	416
3.79%, 10/26/30		2,710	419
China Development Bank,
3.07%, 3/10/30		5,380	786
3.34%, 7/14/25		2,710	413
China Government Bond,
3.13%, 11/21/29		20,150	3,050
3.27%, 11/19/30		5,070	779
3.81%, 9/14/50		380	59
3.86%, 7/22/49		6,000	940
Export-Import Bank of China (The),
2.93%, 3/2/25		2,740	411
			7,273
Colombia (0.0%)
Colombian TES Series B,
7.75%, 9/18/30	COP	479,600	138
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,330	388
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	290	386
France (1.2%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		400	535
French Republic Government Bond OAT,
0.00%, 11/25/29		2,350	2,792
2.00%, 5/25/48 (b)		670	1,038
SNCF Reseau,
1.88%, 3/30/34		400	554
			4,919
Germany (1.1%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		2,210	2,739
	Face Amount (000)		Value (000)
4.25%, 7/4/39	EUR	140	$292
4.75%, 7/4/34		70	137
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,030	1,455
			4,623
Greece (2.6%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		7,463	10,672
Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	266
Hungary (0.0%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	18,150	62
Indonesia (0.2%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	539
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	2,000,000	135
8.25%, 5/15/29		1,408,000	106
8.38%, 3/15/34		3,572,000	270
			1,050
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	320	384
Italy (0.9%)
Italy Buoni Poliennali Del Tesoro,
1.40%, 5/26/25 (b)		202	253
1.85%, 7/1/25 (b)		1,520	1,928
2.45%, 9/1/50 (b)		970	1,353
			3,534
Japan (4.6%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	470,000	4,276
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/29		746,000	6,792
Japan Government Thirty Year Bond,
0.30%, 6/20/46		161,000	1,357
0.40%, 9/20/49		83,000	701
1.70%, 6/20/33		266,000	2,840
2.00%, 9/20/40		272,000	3,155
			19,121
Korea, Republic of (0.5%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$440	428
2.38%, 6/25/24		510	539
Korea Development Bank (The),
0.80%, 7/19/26		590	577
Korea International Bond,
2.00%, 6/19/24		350	367
			1,911

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Malaysia (0.3%)
Malaysia Government Bond,
3.89%, 8/15/29	MYR	1,810	$455
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$675	730
			1,185
Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	313
7.75%, 5/29/31		5,000	261
8.50%, 5/31/29		1,900	104
Mexico Government International Bond,
4.50%, 4/22/29		$330	367
Petroleos Mexicanos,
6.95%, 1/28/60		105	90
			1,135
Netherlands (0.3%)
Nederlandse Waterschapsbank,
1.00%, 5/28/30 (b)	EUR	376	349
Netherlands Government Bond,
0.00%, 7/15/30 (b)		750	899
2.75%, 1/15/47 (b)		70	134
			1,382
New Zealand (0.1%)
New Zealand Government Bond,
0.25%, 5/15/28	NZD	320	207
Nigeria (0.1%)
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	217
Norway (0.0%)
Norway Government Bond,
1.38%, 8/19/30 (b)	NOK	840	98
Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	870	239
Portugal (0.1%)
Portugal Obrigacoes do Tesouro OT,
0.70%, 10/15/27 (b)	EUR	420	519
Russia (0.1%)
Russian Federal Bond — OFZ,
7.95%, 10/7/26	RUB	22,410	314
Spain (0.5%)
Spain Government Bond,
1.25%, 10/31/30 (b)	EUR	1,260	1,615
2.70%, 10/31/48 (b)		320	508
3.45%, 7/30/66 (b)		90	169
			2,292
	Face Amount (000)		Value (000)
Sweden (0.1%)
Sweden Government Bond,
0.75%, 5/12/28	SEK	1,690	$202
1.00%, 11/12/26		1,440	174
			376
United Kingdom (1.3%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	580	763
0.63%, 10/22/50		470	529
1.63%, 10/22/28		1,120	1,655
3.50%, 1/22/45		650	1,283
4.25%, 9/7/39		510	1,048
			5,278
			88,191
Supranational (1.0%)
European Investment Bank,
0.20%, 7/15/24	EUR	760	915
International Bank for Reconstruction & Development,
SOFR + 0.43%, 0.45%, 8/19/27 (c)	AUD	1,290	1,298
2.20%, 2/27/24		2,400	1,915
			4,128
U.S. Treasury Securities (3.0%)
United States (3.0%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$3,030	2,473
1.25%, 5/15/50		1,270	959
1.50%, 2/15/30		780	771
1.88%, 7/31/22		3,700	3,787
2.13%, 5/15/25		750	794
2.50%, 2/15/45		1,320	1,348
3.13%, 5/15/48		2,000	2,295
			12,427
Total Fixed Income Securities (Cost $169,972)			174,615
	Shares
Common Stocks (45.1%)
Australia (1.3%)
AGL Energy Ltd.		2,839	21
Alumina Ltd.		10,308	14
Amcor PLC CDI		4,870	57
AMP Ltd.		12,339	12
Ampol Ltd.		1,156	22
APA Group		4,577	35
Aristocrat Leisure Ltd.		2,236	58
ASX Ltd.		793	43
Aurizon Holdings Ltd.		8,490	25
AusNet Services		9,005	13
Australia & New Zealand Banking Group Ltd.		14,253	305
Bank of Queensland Ltd.		2,121	14
Bendigo & Adelaide Bank Ltd.		2,788	21
BHP Group Ltd.		32,260	1,110

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
Boral Ltd. (f)	5,167	$21
Brambles Ltd.	6,675	54
Challenger Ltd.	2,700	13
CIMIC Group Ltd. (f)	482	6
Coca-Cola Amatil Ltd.	2,643	27
Cochlear Ltd.	236	38
Coles Group Ltd.	4,680	57
Commonwealth Bank of Australia	6,945	454
Computershare Ltd.	2,016	23
Crown Resorts Ltd. (f)	1,581	14
CSL Ltd.	1,784	359
Dexus REIT	4,008	30
Domino's Pizza Enterprises Ltd.	283	21
Flight Centre Travel Group Ltd. (f)	309	4
Fortescue Metals Group Ltd.	19,573	297
Goodman Group REIT	7,549	104
GPT Group (The) REIT	7,767	27
Harvey Norman Holdings Ltd.	2,707	12
Incitec Pivot Ltd. (f)	7,322	16
Insurance Australia Group Ltd.	9,758	35
James Hardie Industries PLC CDI	1,872	57
Lend Lease Group REIT	2,377	23
Macquarie Group Ltd.	1,301	151
Medibank Pvt Ltd.	11,358	24
Mirvac Group REIT	15,390	29
National Australia Bank Ltd.	13,314	263
Newcrest Mining Ltd.	3,128	58
Oil Search Ltd.	5,861	18
OneMarket Ltd. (f)	390	—
Orica Ltd.	1,614	17
Origin Energy Ltd.	7,216	26
Qantas Airways Ltd. (f)	1,704	7
QBE Insurance Group Ltd.	6,684	49
Ramsay Health Care Ltd.	572	29
REA Group Ltd.	244	26
Rio Tinto Ltd.	1,740	146
Santos Ltd.	7,600	41
Scentre Group REIT	22,321	48
Seek Ltd. (f)	1,438	31
Shopping Centres Australasia Property Group REIT	61	—	@
Sonic Healthcare Ltd.	1,754	47
South32 Ltd.	21,732	46
Stockland REIT	11,153	37
Suncorp Group Ltd.	5,329	40
Sydney Airport (f)	4,743	22
Tabcorp Holdings Ltd.	8,379	30
Telstra Corp., Ltd.	17,769	46
TPG Telecom Ltd.	1,682	8
Transurban Group	8,503	86
Treasury Wine Estates Ltd.	3,156	25
Tuas Ltd. (f)	904	—	@
	Shares	Value (000)
Vicinity Centres REIT	14,354	$18
Vocus Group Ltd. (f)	2,719	11
Wesfarmers Ltd.	4,680	187
Westpac Banking Corp.	14,258	264
Woodside Petroleum Ltd.	3,435	63
Woolworths Group Ltd.	5,535	172
		5,507
Austria (0.0%)
IMMOFINANZ AG (f)	332	7
voestalpine AG	1,205	50
		57
Belgium (0.1%)
Ageas	751	45
Anheuser-Busch InBev SA N.V.	3,075	194
Colruyt SA	239	14
Groupe Bruxelles Lambert SA	320	33
KBC Group N.V. (f)	1,004	73
Proximus SADP	606	13
Solvay SA	296	37
Telenet Group Holding N.V.	212	9
UCB SA	499	47
Umicore SA	746	40
		505
Brazil (0.1%)
Vale SA	22,805	397
Canada (1.7%)
Agnico Eagle Mines Ltd.	1,200	69
Alimentation Couche-Tard, Inc., Class B	3,462	112
AltaGas Ltd.	1,100	18
ARC Resources Ltd.	1,345	8
Atco Ltd., Class I	600	20
Bank of Montreal	2,898	258
Bank of Nova Scotia (The)	4,911	307
Barrick Gold Corp. (LSE)	2,532	50
Barrick Gold Corp. (NYSE)	3,826	76
Bausch Health Cos., Inc. (f)	1,400	44
BCE, Inc.	1,100	50
Bombardier, Inc., Class B (f)	9,698	7
Brookfield Asset Management, Inc., Class A	5,019	223
CAE, Inc.	1,300	37
Cameco Corp.	1,634	27
Canadian Imperial Bank of Commerce	1,438	141
Canadian National Railway Co.	3,176	369
Canadian Natural Resources Ltd.	4,429	137
Canadian Pacific Railway Ltd.	1,100	420
Canadian Tire Corp., Ltd., Class A	600	85
Canadian Utilities Ltd., Class A	1,000	27
CCL Industries, Inc., Class B	1,200	66
Cenovus Energy, Inc.	4,301	32
CGI, Inc. (f)	1,200	100
CI Financial Corp.	1,100	16
Constellation Software, Inc.	100	140
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Crescent Point Energy Corp.	2,613	$11
Dollarama, Inc.	1,700	75
Eldorado Gold Corp. (f)	738	8
Element Fleet Management Corp.	1,838	20
Emera, Inc.	500	22
Empire Co., Ltd., Class A	1,100	34
Enbridge, Inc.	3,947	144
Fairfax Financial Holdings Ltd.	100	44
Finning International, Inc.	1,100	28
First Quantum Minerals Ltd.	2,794	53
Fortis, Inc.	1,634	71
Franco-Nevada Corp.	1,100	138
George Weston Ltd.	631	56
Gildan Activewear, Inc.	1,300	40
Great-West Lifeco, Inc.	1,200	32
H&R Real Estate Investment Trust REIT	1,100	12
Hydro One Ltd.	1,100	26
IA Financial Corp., Inc.	800	44
IGM Financial, Inc.	700	21
Imperial Oil Ltd.	1,156	28
Intact Financial Corp.	1,000	123
Inter Pipeline Ltd.	1,545	22
Keyera Corp.	1,100	23
Kinross Gold Corp.	4,714	31
Linamar Corp.	500	29
Loblaw Cos., Ltd.	1,373	77
Magna International, Inc.	1,338	118
Manulife Financial Corp.	7,883	170
Methanex Corp.	700	26
Metro, Inc.	1,200	55
National Bank of Canada	1,400	95
Nutrien Ltd.	2,769	149
Onex Corp.	700	44
Open Text Corp.	1,100	52
Pembina Pipeline Corp.	2,258	65
Peyto Exploration & Development Corp.	1,200	5
Power Corp. of Canada	2,412	63
PrairieSky Royalty Ltd.	977	11
Restaurant Brands International, Inc.	1,200	78
RioCan REIT	1,100	17
Rogers Communications, Inc., Class B	1,442	67
Royal Bank of Canada	5,667	523
Saputo, Inc.	1,300	39
Seven Generations Energy Ltd., Class A (f)	1,400	9
Shaw Communications, Inc., Class B	1,634	42
SmartCentres Real Estate Investment Trust REIT	600	13
SNC-Lavalin Group, Inc.	1,100	24
Sun Life Financial, Inc.	2,605	132
Suncor Energy, Inc.	6,788	142
TC Energy Corp.	3,362	154
Teck Resources Ltd., Class B	2,409	46
	Shares	Value (000)
TELUS Corp.	1,800	$36
Thomson Reuters Corp.	1,389	122
Topicus.com, Inc. (f)	185	12
Toronto-Dominion Bank (The)	7,209	470
Tourmaline Oil Corp.	1,200	23
Trisura Group Ltd. (f)	27	3
Turquoise Hill Resources Ltd. (f)	534	9
Vermilion Energy, Inc.	800	6
West Fraser Timber Co., Ltd.	600	43
Wheaton Precious Metals Corp.	1,831	70
Yamana Gold, Inc.	3,562	15
		6,999
China (0.0%)
Brilliance China Automotive Holdings Ltd. (g)	6,621	6
BYD Co., Ltd. H Shares (g)	2,005	43
China Common Rich Renewable Energy Investments Ltd. (f)	42,000	—
Dongfeng Motor Group Co., Ltd. H Shares (g)	5,898	6
Geely Automobile Holdings Ltd. (g)	12,879	33
Great Wall Motor Co., Ltd. H Shares (g)	7,330	20
Guangzhou Automobile Group Co., Ltd. H Shares (g)	6,426	5
Wharf Holdings Ltd. (The) (g)	13,200	35
Yadea Group Holdings Ltd. (g)	2,295	5
		153
Denmark (0.4%)
AP Moller — Maersk A/S Series A	13	28
AP Moller — Maersk A/S Series B	27	63
Carlsberg A/S Series B	51	8
Coloplast A/S Series B	61	9
Danske Bank A/S	2,908	55
Drilling Co of 1972 A/S (The) (f)	104	4
DSV Panalpina A/S	1,658	325
Novo Nordisk A/S Series B	9,366	635
Novozymes A/S Series B	1,333	85
Vestas Wind Systems A/S	1,677	344
		1,556
Finland (0.2%)
Elisa Oyj	601	36
Fortum Oyj	1,836	49
Kone Oyj, Class B	1,416	116
Metso Outotec Oyj	2,033	23
Neles Oyj	473	6
Neste Oyj	1,646	87
Nokian Renkaat Oyj	486	18
Nordea Bank Abp (OMXH)	194	2
Nordea Bank Abp (SSE)	13,037	128
Orion Oyj, Class B	439	17
Sampo Oyj, Class A	1,873	84
Stora Enso Oyj, Class R	2,345	44
UPM-Kymmene Oyj	2,245	81
Wartsila Oyj Abp	1,880	20
		711

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (2.7%)
Accor SA (f)	8,882	$335
Aeroports de Paris (f)	7,632	912
Air Liquide SA	1,936	316
Airbus SE (f)	2,412	273
Alstom SA (f)	631	31
Amundi SA (f)	245	20
ArcelorMittal SA (f)	2,718	79
Arkema SA	279	34
Atos SE (f)	393	31
AXA SA	7,969	214
BioMerieux	172	22
BNP Paribas SA (f)	4,613	281
Bollore SA	3,563	17
Bouygues SA	876	35
Bureau Veritas SA (f)	1,088	31
Capgemini SE	660	112
Carrefour SA	2,338	42
Casino Guichard Perrachon SA (f)	226	8
Cie de Saint-Gobain (f)	2,095	124
Cie Generale des Etablissements Michelin SCA	702	105
CNP Assurances (f)	694	13
Covivio REIT	137	12
Credit Agricole SA (f)	4,654	67
Danone SA	2,491	171
Dassault Aviation SA (f)	11	12
Dassault Systemes SE	537	115
Edenred	915	48
Eiffage SA (f)	3,428	343
Electricite de France SA (f)	2,348	31
Engie SA (f)	7,578	108
EssilorLuxottica SA	851	139
Eurazeo SE (f)	194	15
Eurofins Scientific SE (f)	460	44
Eutelsat Communications SA	722	9
Faurecia SE (f)	530	28
Gecina SA REIT	195	27
Getlink SE (f)	1,904	29
Hermes International	130	144
ICADE REIT	137	10
Iliad SA	107	20
Imerys SA	153	7
Ipsen SA	155	13
JCDecaux SA (f)	304	8
Kering SA	313	216
Klepierre SA REIT	902	21
L'Oreal SA	1,040	399
Lagardere SCA (f)	490	13
Legrand SA	1,087	101
LVMH Moet Hennessy Louis Vuitton SE	1,154	769
Natixis SA (f)	3,881	19
Orange SA	8,178	101
Pernod Ricard SA	887	166
	Shares	Value (000)
Publicis Groupe SA	854	$52
Remy Cointreau SA	95	18
Renault SA (f)	787	34
Rexel SA (f)	1,228	24
Safran SA (f)	1,368	186
Sanofi	4,584	453
Schneider Electric SE	2,332	356
SCOR SE (f)	706	24
SEB SA	103	18
SES SA	1,501	12
Societe BIC SA	117	7
Societe Generale SA (f)	3,139	82
Sodexo SA (f)	378	36
Stellantis	13,132	232
STMicroelectronics N.V.	2,775	106
Suez SA	1,805	38
Teleperformance	239	87
Thales SA	439	44
TOTAL SE	9,675	451
Ubisoft Entertainment SA (f)	260	20
Unibail-Rodamco-Westfield REIT (f)	408	33
Unibail-Rodamco-Westfield REIT CDI	2,974	12
Valeo SA	982	33
Veolia Environnement SA	2,032	52
Vinci SA	21,071	2,159
Vivendi SA	4,239	139
Wendel SA	115	14
Worldline SA (f)	156	13
		10,975
Germany (1.8%)
1&1 Drillisch AG	229	6
Adidas AG (f)	769	240
Allianz SE (Registered)	1,840	468
BASF SE	3,783	314
Bayer AG (Registered)	3,413	216
Bayerische Motoren Werke AG	2,086	216
Bayerische Motoren Werke AG (Preference)	352	28
Beiersdorf AG	416	44
Brenntag SE	639	55
Commerzbank AG (f)	4,353	27
Continental AG (f)	450	59
Covestro AG	662	44
Daimler AG (Registered)	5,816	518
Deutsche Bank AG (Registered) (f)	8,417	101
Deutsche Boerse AG	772	128
Deutsche Lufthansa AG (Registered) (f)	974	13
Deutsche Post AG (Registered)	3,982	218
Deutsche Telekom AG (Registered)	13,693	276
Deutsche Wohnen SE	1,453	68
E.ON SE	9,245	108
Evonik Industries AG	668	24
Fraport AG Frankfurt Airport Services Worldwide (f)	7,121	433

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Fresenius Medical Care AG & Co., KGaA	888	$65
Fresenius SE & Co., KGaA	1,711	76
Fuchs Petrolub SE (Preference)	287	14
GEA Group AG	721	29
Hannover Rueck SE (Registered)	245	45
HeidelbergCement AG	623	57
Henkel AG & Co., KGaA	429	42
Henkel AG & Co., KGaA (Preference)	738	83
Hochtief AG	79	7
Hugo Boss AG	264	10
Infineon Technologies AG	4,808	204
K+S AG (Registered)	780	8
KION Group AG	294	29
LANXESS AG	377	28
Linde PLC	1,635	458
Linde PLC (f)	1,188	333
Merck KGaA	531	91
METRO AG	736	8
MTU Aero Engines AG	213	50
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	636	196
OSRAM Licht AG (f)	408	25
Porsche Automobil Holding SE (Preference)	970	103
ProSiebenSat.1 Media SE (Registered) (f)	968	20
Puma SE (f)	261	26
QIAGEN N.V. (f)	896	43
RTL Group SA (f)	159	9
RWE AG	2,186	86
SAP SE	4,031	494
Schaeffler AG (Preference)	1,000	9
Siemens AG (Registered)	3,170	520
Siemens Energy AG (f)	1,585	57
Symrise AG	512	62
Telefonica Deutschland Holding AG	3,079	9
thyssenKrupp AG (f)	1,787	24
Uniper SE	829	30
United Internet AG (Registered)	503	20
Volkswagen AG	204	74
Volkswagen AG (Preference)	1,179	330
Vonovia SE	2,015	132
Wirecard AG (f)	496	—	@
Zalando SE (f)	465	46
		7,556
Greece (0.0%)
National Bank of Greece SA (f)	9	—	@
Hong Kong (0.5%)
AIA Group Ltd.	46,000	558
ASM Pacific Technology Ltd.	900	11
Bank of East Asia Ltd. (The)	5,594	12
BOC Hong Kong Holdings Ltd.	16,000	56
Cathay Pacific Airways Ltd. (f)	5,000	5
CK Asset Holdings Ltd.	11,364	69
	Shares	Value (000)
CK Hutchison Holdings Ltd.	9,364	$75
CK Infrastructure Holdings Ltd.	3,500	21
CLP Holdings Ltd.	6,000	58
First Pacific Co., Ltd.	10,000	3
Galaxy Entertainment Group Ltd. (f)	9,000	81
Hang Lung Group Ltd.	5,000	13
Hang Lung Properties Ltd.	9,000	23
Hang Seng Bank Ltd.	3,300	64
Henderson Land Development Co., Ltd.	6,644	30
HK Electric Investments & HK Electric Investments Ltd.	10,500	10
HKT Trust & HKT Ltd.	10,000	14
Hong Kong & China Gas Co., Ltd.	45,561	72
Hong Kong Exchanges & Clearing Ltd.	4,940	291
Hongkong Land Holdings Ltd.	5,000	25
Hysan Development Co., Ltd.	4,000	16
I-CABLE Communications Ltd. (f)	7,559	—	@
Jardine Matheson Holdings Ltd.	900	59
Kerry Properties Ltd.	3,000	10
Link REIT	9,092	83
Melco Resorts & Entertainment Ltd. ADR	800	16
MGM China Holdings Ltd.	3,200	6
MTR Corp., Ltd.	5,937	34
New World Development Co. Ltd.	6,841	35
NWS Holdings Ltd.	7,000	7
Pacific Century Premium Developments Ltd. (f)	2,160	—	@
PCCW Ltd.	17,000	10
Power Assets Holdings Ltd.	5,000	29
Sands China Ltd. (f)	10,800	54
Shangri-La Asia Ltd. (f)	8,000	8
Sino Land Co., Ltd.	16,505	23
SJM Holdings Ltd.	8,000	10
Sun Hung Kai Properties Ltd.	5,504	83
Swire Pacific Ltd., Class A	2,000	15
Swire Properties Ltd.	5,150	16
Techtronic Industries Co., Ltd.	5,000	85
WH Group Ltd.	34,500	28
Wharf Real Estate Investment Co., Ltd.	11,200	63
Wynn Macau Ltd. (f)	6,400	12
Yue Yuen Industrial Holdings Ltd.	3,500	9
		2,202
Ireland (0.1%)
AIB Group PLC (f)	3,316	9
Bank of Ireland Group PLC (f)	3,768	18
CRH PLC	3,431	161
Flutter Entertainment PLC (f)	332	71
Kerry Group PLC, Class A	645	81
		340
Italy (0.5%)
Assicurazioni Generali SpA (f)	5,058	101
Atlantia SpA (f)	28,439	532
CNH Industrial N.V. (f)	4,274	66

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Davide Campari-Milano N.V.	2,426	$27
Enel SpA	33,642	335
Eni SpA	10,436	129
EXOR N.V.	444	38
Ferrari N.V.	785	164
Intesa Sanpaolo SpA (f)	55,945	152
Leonardo SpA	1,685	14
Mediobanca Banca di Credito Finanziario SpA (f)	2,344	26
Poste Italiane SpA	2,151	27
Prysmian SpA	852	28
Recordati SpA	449	24
Snam SpA	9,450	52
Telecom Italia SpA (Milano)	71,769	39
Tenaris SA	1,951	22
Terna Rete Elettrica Nazionale SpA	5,867	44
UniCredit SpA (f)	8,182	87
UnipolSai Assicurazioni SpA	4,062	12
		1,919
Japan (0.2%)
Honda Motor Co., Ltd.	3,554	107
Isuzu Motors Ltd.	1,210	13
Mazda Motor Corp.	1,230	10
Nissan Motor Co., Ltd. (f)	5,066	28
Subaru Corp.	1,338	27
Suzuki Motor Corp.	804	36
Toyota Motor Corp.	4,625	360
Yamaha Motor Co., Ltd.	615	15
		596
Netherlands (0.6%)
ABN Amro Bank N.V. CVA (f)	1,755	21
Aegon N.V.	7,272	35
AerCap Holdings N.V. (f)	600	35
Akzo Nobel N.V.	923	103
ASML Holding N.V.	1,629	988
Basic-Fit N.V. (f)	3,193	123
Boskalis Westminster (f)	373	12
Coca-Cola European Partners PLC	900	47
Heineken Holding N.V.	475	42
Heineken N.V.	1,070	110
ING Groep N.V.	16,088	197
Koninklijke Ahold Delhaize N.V.	5,421	151
Koninklijke DSM N.V.	746	126
Koninklijke KPN N.V.	14,131	48
Koninklijke Philips N.V. (f)	3,947	225
Koninklijke Vopak N.V.	288	15
NN Group N.V.	1,251	61
Randstad N.V.	485	34
Wolters Kluwer N.V.	1,242	108
		2,481
	Shares	Value (000)
New Zealand (0.0%)
Auckland International Airport Ltd. (f)	5,890	$32
Contact Energy Ltd.	4,269	21
Fletcher Building Ltd.	4,028	20
Mercury NZ Ltd.	4,136	19
Meridian Energy Ltd.	7,665	29
Ryman Healthcare Ltd.	2,256	24
Spark New Zealand Ltd.	11,038	34
		179
Norway (0.1%)
Akastor ASA (f)	892	1
Aker Carbon Capture AS (f)	669	1
Aker Offshore Wind AS (f)	669	1
Aker Solutions ASA (f)	1,560	3
DNB ASA	4,055	86
Equinor ASA	4,510	88
Norsk Hydro ASA	4,720	30
Orkla ASA	3,510	34
REC Silicon ASA (f)	649	2
Seadrill Ltd. (f)	1	—	@
Subsea 7 SA (f)	1,071	11
Telenor ASA	5,574	98
Yara International ASA	699	36
		391
Portugal (0.0%)
Galp Energia SGPS SA	2,600	30
Jeronimo Martins SGPS SA	2,786	47
Pharol SGPS SA (Registered) (f)	11,120	1
		78
South Africa (0.0%)
Nedbank Group Ltd.	633	6
Old Mutual Ltd.	19,716	17
		23
Spain (1.0%)
ACS Actividades de Construccion y Servicios SA	1,049	35
Aena SME SA (f)	12,229	1,983
Amadeus IT Group SA (f)	1,807	128
Banco Bilbao Vizcaya Argentaria SA	27,331	142
Banco de Sabadell SA	22,275	12
Banco Santander SA (f)	66,432	226
Bankinter SA	2,774	19
CaixaBank SA	17,690	55
Enagas SA	939	20
Endesa SA	1,308	35
Ferrovial SA	25,592	667
Grifols SA	1,228	32
Iberdrola SA	23,703	305
Industria de Diseno Textil SA	4,465	147
International Consolidated Airlines Group SA (f)	2,565	7
Mapfre SA	4,445	9
Melia Hotels International SA (f)	7,700	57
Naturgy Energy Group SA	1,452	36

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Red Electrica Corp., SA	1,793	$32
Repsol SA	5,281	65
Siemens Gamesa Renewable Energy SA	1,000	39
Telefonica SA	18,669	84
Telepizza Group SA (f)	156	1
		4,136
Sweden (0.5%)
Alfa Laval AB (f)	1,274	39
Assa Abloy AB, Class B	4,340	125
Atlas Copco AB, Class A	2,881	175
Atlas Copco AB, Class B	1,677	87
Boliden AB	1,163	43
Electrolux AB, Class B	1,030	29
Electrolux Professional AB (f)	1,099	6
Epiroc AB, Class A	2,881	65
Epiroc AB, Class B	1,784	37
Essity AB, Class B	2,647	84
Getinge AB, Class B	1,053	29
Hennes & Mauritz AB, Class B (f)	4,002	90
Hexagon AB, Class B	1,108	102
Husqvarna AB, Class B	1,860	27
ICA Gruppen AB	370	18
Industrivarden AB, Class C (f)	791	28
Investor AB, Class B	2,000	159
Kinnevik AB (f)	1,071	52
L E Lundbergforetagen AB, Class B (f)	362	20
Lundin Petroleum AB	819	26
Millicom International Cellular SA SDR (f)	310	12
Modern Times Group MTG AB, Class B (f)	44	1
Nordic Entertainment Group AB, Class B (f)	44	2
Sandvik AB (f)	4,777	130
Securitas AB, Class B	1,370	23
Skandinaviska Enskilda Banken AB, Class A (f)	6,558	80
Skanska AB, Class B	1,458	37
SKF AB, Class B	1,635	46
Svenska Handelsbanken AB, Class A	6,476	70
Swedbank AB, Class A	3,877	68
Swedish Match AB	777	61
Tele2 AB, Class B	1,568	21
Telefonaktiebolaget LM Ericsson, Class B	13,580	180
Telia Co., AB	11,122	48
Volvo AB, Class B (f)	6,684	169
		2,189
Switzerland (1.5%)
ABB Ltd. (Registered)	14,349	434
Adecco Group AG (Registered)	580	39
Alcon, Inc. (f)	1,805	126
Cie Financiere Richemont SA (Registered)	2,038	196
Credit Suisse Group AG (Registered)	6,768	71
Geberit AG (Registered)	344	219
Givaudan SA (Registered)	41	158
	Shares	Value (000)
Idorsia Ltd. (f)	481	$13
Julius Baer Group Ltd. (f)	971	62
Kuehne & Nagel International AG (Registered)	309	88
LafargeHolcim Ltd. (Registered) (f) (Euronext)	1,752	103
LafargeHolcim Ltd. (Registered) (f) (SIX)	159	9
Lonza Group AG (Registered) (f)	215	120
Nestle SA (Registered)	14,983	1,670
Novartis AG (Registered)	9,272	792
Roche Holding AG (Genusschein)	2,524	816
SGS SA (Registered)	24	68
Sonova Holding AG (Registered) (f)	399	106
Swatch Group AG (The)	147	42
Swiss Re AG	568	56
Swisscom AG (Registered)	286	153
Transocean Ltd. (f)	1,913	7
UBS Group Funding Switzerland AG (Registered)	11,656	181
Zurich Insurance Group AG	995	425
		5,954
United Kingdom (2.6%)
3i Group PLC	4,087	65
Admiral Group PLC	845	36
Anglo American PLC	5,302	208
Antofagasta PLC	1,719	40
Ashtead Group PLC	2,118	126
Associated British Foods PLC (f)	1,501	50
AstraZeneca PLC	5,043	504
Auto Trader Group PLC (f)	4,386	33
Aviva PLC	17,227	97
Babcock International Group PLC (f)	1,273	4
BAE Systems PLC	13,390	93
Barclays PLC	67,582	173
Barratt Developments PLC (f)	4,173	43
Berkeley Group Holdings PLC	545	33
BHP Group PLC	8,750	253
BP PLC	77,715	316
British American Tobacco PLC	8,951	342
British Land Co., PLC (The) REIT	4,241	29
BT Group PLC (f)	35,924	77
Bunzl PLC	1,407	45
Burberry Group PLC (f)	1,856	49
Capita PLC (f)	3,863	2
Carnival PLC	822	18
Centrica PLC (f)	22,964	17
Coca-Cola HBC AG	816	26
Compass Group PLC (f)	6,241	126
ConvaTec Group PLC	6,055	16
Croda International PLC	537	47
DCC PLC	387	34
Diageo PLC	9,890	408
Direct Line Insurance Group PLC	5,712	25
Dixons Carphone PLC (f)	4,797	9
easyJet PLC (f)	750	10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Experian PLC	4,000	$138
Ferguson PLC	1,040	124
Fresnillo PLC	1,019	12
G4S PLC (f)	6,550	22
GlaxoSmithKline PLC	19,530	347
Glencore PLC (f)	48,743	191
Hammerson PLC REIT	793	—	@
Hargreaves Lansdown PLC	1,132	24
Hikma Pharmaceuticals PLC	611	19
HSBC Holdings PLC	79,791	465
IMI PLC	1,184	22
Imperial Brands PLC	3,680	76
InterContinental Hotels Group PLC (f)	5,583	383
Intertek Group PLC	691	53
Intu Properties PLC REIT (f)	5,299	—	@
Investec PLC	3,178	10
ITV PLC (f)	15,504	26
J Sainsbury PLC	7,064	24
Johnson Matthey PLC	818	34
Kingfisher PLC (f)	9,010	39
Land Securities Group PLC REIT	3,201	30
Legal & General Group PLC	25,311	97
Lloyds Banking Group PLC (f)	284,652	167
London Stock Exchange Group PLC	1,361	130
M&G PLC	10,500	30
Marks & Spencer Group PLC (f)	7,366	15
Mediclinic International PLC (f)	1,785	7
Meggitt PLC (f)	3,426	23
Melrose Industries PLC (f)	15,581	36
Micro Focus International PLC	1,395	11
Mondi PLC	1,540	39
National Grid PLC	13,456	160
Next PLC (f)	601	65
Ninety One PLC	1,589	5
Paragon Offshore PLC (f)(h)	303	—
Pearson PLC	3,575	38
Persimmon PLC	1,279	52
Provident Financial PLC (f)	917	3
Prudential PLC	10,248	218
Quilter PLC	7,228	16
Reckitt Benckiser Group PLC	2,670	239
RELX PLC (Euronext N.V.)	4,366	110
RELX PLC (LSE)	4,550	114
Rio Tinto PLC	11,787	902
Rolls-Royce Holdings PLC (f)	7,183	10
Royal Bank of Scotland Group PLC	15,066	41
Royal Dutch Shell PLC, Class A	17,778	346
Royal Dutch Shell PLC, Class B	14,892	274
Royal Mail PLC (f)	4,129	29
RSA Insurance Group PLC	4,761	45
Sage Group PLC (The)	4,613	39
Schroders PLC	539	26
	Shares	Value (000)
Segro PLC REIT	4,222	$55
Severn Trent PLC	1,048	33
Smith & Nephew PLC	3,728	71
Smiths Group PLC	1,685	36
SSE PLC	4,269	86
St. James's Place PLC	2,253	40
Standard Chartered PLC	14,078	97
Standard Life Aberdeen PLC	9,833	39
Tate & Lyle PLC	1,994	21
Taylor Wimpey PLC (f)	14,012	35
Tesco PLC	28,434	90
Travis Perkins PLC (f)	1,099	23
TUI AG (f)	2,014	10
Unilever PLC	6,121	341
Unilever PLC CVA	5,039	282
United Utilities Group PLC	2,869	37
Vodafone Group PLC	105,901	193
Weir Group PLC (The) (f)	952	23
Whitbread PLC (f)	5,251	248
Wm Morrison Supermarkets PLC	9,000	23
WPP PLC	5,435	69
		10,532
United States (29.2%)
3M Co.	1,701	328
Abbott Laboratories	5,134	615
AbbVie, Inc.	5,194	562
ABIOMED, Inc. (f)	264	84
Accenture PLC, Class A	1,855	512
Activision Blizzard, Inc.	2,093	195
Acuity Brands, Inc.	338	56
Adobe, Inc. (f)	1,527	726
Advance Auto Parts, Inc.	349	64
Advanced Micro Devices, Inc. (f)	2,901	228
AES Corp. (The)	2,445	66
Affiliated Managers Group, Inc.	383	57
Aflac, Inc.	2,234	114
Agilent Technologies, Inc.	1,017	129
AGNC Investment Corp. REIT	1,884	32
Air Products & Chemicals, Inc.	679	191
Akamai Technologies, Inc. (f)	476	49
Alaska Air Group, Inc.	1,704	118
Albemarle Corp.	364	53
Alexandria Real Estate Equities, Inc. REIT	297	49
Alexion Pharmaceuticals, Inc. (f)	596	91
Align Technology, Inc. (f)	270	146
Alkermes PLC (f)	449	8
Alleghany Corp. (f)	51	32
Allegiant Travel Co.	220	54
Allegion PLC	331	42
Alliance Data Systems Corp.	368	41
Alliant Energy Corp.	640	35
Allstate Corp. (The)	1,069	123

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Ally Financial, Inc.	1,601	$72
Alnylam Pharmaceuticals, Inc. (f)	343	48
Alphabet, Inc., Class A (f)	759	1,565
Alphabet, Inc., Class C (f)	1,113	2,302
Altice USA, Inc., Class A (f)	1,577	51
Altria Group, Inc.	5,425	278
Amazon.com, Inc. (f)	1,268	3,923
Amcor PLC	4,738	55
AMERCO	31	19
Ameren Corp.	669	54
American Airlines Group, Inc.	292	7
American Electric Power Co., Inc.	1,553	132
American Express Co.	2,033	288
American Financial Group, Inc.	367	42
American International Group, Inc.	2,447	113
American Tower Corp. REIT	1,264	302
American Water Works Co., Inc.	443	66
Ameriprise Financial, Inc.	378	88
AmerisourceBergen Corp.	458	54
AMETEK, Inc.	593	76
Amgen, Inc.	1,733	431
Amphenol Corp., Class A	1,480	98
Analog Devices, Inc.	1,287	200
Annaly Capital Management, Inc. REIT	5,134	44
ANSYS, Inc. (f)	296	101
Anthem, Inc.	684	246
AO Smith Corp.	587	40
Aon PLC	646	149
APA Corp.	1,419	25
Apple, Inc.	53,628	6,551
Applied Materials, Inc.	2,790	373
Aptiv PLC	691	95
Aramark	868	33
Arch Capital Group Ltd. (f)	1,619	62
Archer-Daniels-Midland Co.	1,559	89
Arconic Corp. (f)	457	12
Arista Networks, Inc. (f)	285	86
Arrow Electronics, Inc. (f)	393	44
Arthur J Gallagher & Co.	650	81
Assurant, Inc.	317	45
AT&T, Inc.	20,732	628
Athene Holding Ltd., Class A (f)	470	24
Atmos Energy Corp.	315	31
Autodesk, Inc. (f)	679	188
Autoliv, Inc.	384	36
Automatic Data Processing, Inc.	1,347	254
AutoZone, Inc. (f)	87	122
AvalonBay Communities, Inc. REIT	489	90
Avery Dennison Corp.	302	55
Axalta Coating Systems Ltd. (f)	838	25
Baker Hughes Co.	1,908	41
Ball Corp.	1,141	97
	Shares	Value (000)
Bank of America Corp.	26,464	$1,024
Bank of New York Mellon Corp. (The)	2,449	116
Baxter International, Inc.	1,530	129
Becton Dickinson & Co.	659	160
Berkshire Hathaway, Inc., Class B (f)	3,608	922
Best Buy Co., Inc.	639	73
Biogen, Inc. (f)	593	166
BioMarin Pharmaceutical, Inc. (f)	628	47
BlackRock, Inc.	320	241
Boeing Co. (The)	1,580	402
Booking Holdings, Inc. (f)	158	368
BorgWarner, Inc.	813	38
Boston Properties, Inc. REIT	645	65
Boston Scientific Corp. (f)	3,963	153
Brighthouse Financial, Inc. (f)	368	16
Bristol-Myers Squibb Co.	6,722	424
Broadcom, Inc.	1,073	498
Broadridge Financial Solutions, Inc.	307	47
Brown-Forman Corp., Class B	887	61
Bunge Ltd.	593	47
Burlington Stores, Inc. (f)	332	99
Cabot Oil & Gas Corp.	21,135	397
Cadence Design Systems, Inc. (f)	700	96
Camden Property Trust REIT	441	48
Campbell Soup Co.	584	29
Capital One Financial Corp.	1,447	184
Capri Holdings Ltd. (f)	611	31
Cardinal Health, Inc.	754	46
CarMax, Inc. (f)	596	79
Carnival Corp.	1,668	44
Carrier Global Corp.	2,957	125
Caterpillar, Inc.	1,697	393
Cboe Global Markets, Inc.	391	39
CBRE Group, Inc., Class A (f)	1,332	105
CDK Global, Inc.	434	23
CDW Corp.	512	85
Celanese Corp.	341	51
Centene Corp. (f)	2,062	132
CenterPoint Energy, Inc.	1,975	45
Cerner Corp.	1,049	75
CF Industries Holdings, Inc.	966	44
CH Robinson Worldwide, Inc.	469	45
Charles Schwab Corp. (The)	4,527	295
Charter Communications, Inc., Class A (f)	453	280
Chemours Co. (The)	464	13
Cheniere Energy, Inc. (f)	612	44
Chevron Corp.	5,648	592
Chipotle Mexican Grill, Inc. (f)	92	131
Choice Hotels International, Inc.	1,376	148
Chubb Ltd.	1,420	224
Church & Dwight Co., Inc.	667	58
Cigna Corp.	1,021	247
Cimarex Energy Co.	354	21

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Cincinnati Financial Corp.	447	$46
Cintas Corp.	313	107
Cisco Systems, Inc.	12,642	654
CIT Group, Inc.	377	19
Citigroup, Inc.	6,693	487
Citizens Financial Group, Inc.	1,648	73
Citrix Systems, Inc.	360	51
Clorox Co. (The)	346	67
CME Group, Inc.	1,264	258
CMS Energy Corp.	708	43
Coca-Cola Co. (The)	11,834	624
Cognex Corp.	595	49
Cognizant Technology Solutions Corp., Class A	1,626	127
Colgate-Palmolive Co.	2,280	180
Comcast Corp., Class A	13,030	705
Comerica, Inc.	632	45
CommScope Holding Co., Inc. (f)	668	10
Conagra Brands, Inc.	1,309	49
ConocoPhillips	61,231	3,243
Consolidated Edison, Inc.	1,041	78
Constellation Brands, Inc., Class A	582	133
Continental Resources, Inc.	431	11
Cooper Cos., Inc. (The)	277	106
Copart, Inc. (f)	621	67
Corning, Inc.	2,238	97
Corteva, Inc.	2,110	98
CoStar Group, Inc. (f)	329	270
Costco Wholesale Corp.	1,343	473
Coty, Inc., Class A	1,260	11
Crown Castle International Corp. REIT	1,281	221
Crown Holdings, Inc.	478	46
CSX Corp.	2,104	203
Cummins, Inc.	518	134
CVS Health Corp.	3,639	274
Danaher Corp.	1,863	419
Darden Restaurants, Inc.	429	61
DaVita, Inc. (f)	435	47
Deere & Co.	757	283
Dell Technologies, Inc., Class C (f)	441	39
Delta Air Lines, Inc.	8,206	396
DENTSPLY SIRONA, Inc.	880	56
Devon Energy Corp.	27,119	593
DexCom, Inc. (f)	327	118
Diamondback Energy, Inc.	641	47
Digital Realty Trust, Inc. REIT	636	90
Discover Financial Services	1,155	110
Discovery, Inc., Class A (f)	441	19
Discovery, Inc., Class C (f)	1,444	53
DISH Network Corp., Class A (f)	805	29
DocuSign, Inc. (f)	264	53
Dollar General Corp.	623	126
Dollar Tree, Inc. (f)	636	73
	Shares	Value (000)
Dominion Energy, Inc.	2,333	$177
Domino's Pizza, Inc.	336	124
Dover Corp.	504	69
Dow, Inc.	2,105	135
DR Horton, Inc.	1,119	100
Dropbox, Inc., Class A (f)	671	18
DTE Energy Co.	446	59
Duke Energy Corp.	2,086	201
Duke Realty Corp. REIT	1,268	53
DuPont de Nemours, Inc.	2,074	160
DXC Technology Co.	828	26
East West Bancorp, Inc.	592	44
Eastman Chemical Co.	477	53
Eaton Corp., PLC	1,358	188
eBay, Inc.	2,447	150
Ecolab, Inc.	622	133
Edison International	1,149	67
Edwards Lifesciences Corp. (f)	2,244	188
Elanco Animal Health, Inc. (f)	880	26
Electronic Arts, Inc.	763	103
Eli Lilly & Co.	2,754	515
Emerson Electric Co.	1,714	155
Empire State Realty Trust, Inc., Class A REIT	15,914	177
Entergy Corp.	471	47
EOG Resources, Inc.	1,648	120
EPAM Systems, Inc. (f)	292	116
Equifax, Inc.	325	59
Equinix, Inc. REIT	285	194
Equitable Holdings, Inc.	1,031	34
Equity Lifestyle Properties, Inc. REIT	470	30
Equity Residential REIT	1,306	94
Erie Indemnity Co., Class A	90	20
Essex Property Trust, Inc. REIT	332	90
Estee Lauder Cos., Inc. (The), Class A	664	193
Everest Re Group Ltd.	343	85
Evergy, Inc.	700	42
Eversource Energy	1,025	89
Exact Sciences Corp. (f)	451	59
Exelon Corp.	2,835	124
Expedia Group, Inc.	425	73
Expeditors International of Washington, Inc.	596	64
Extended Stay America, Inc. (Units) (i)	4,528	89
Extra Space Storage, Inc. REIT	349	46
Exxon Mobil Corp.	12,019	671
F5 Networks, Inc. (f)	306	64
Facebook, Inc., Class A (f)	7,017	2,067
Factset Research Systems, Inc.	335	103
Fastenal Co.	1,571	79
Federal Realty Investment Trust REIT	362	37
FedEx Corp.	646	183
Fidelity National Financial, Inc.	965	39
Fidelity National Information Services, Inc.	1,616	227
Fifth Third Bancorp	2,302	86

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
First Republic Bank	456	$76
FirstEnergy Corp.	1,579	55
Fiserv, Inc. (f)	1,688	201
FleetCor Technologies, Inc. (f)	303	81
Flex Ltd. (f)	2,000	37
FLIR Systems, Inc.	470	27
Flowserve Corp.	455	18
Fluor Corp.	478	11
FMC Corp.	364	40
Ford Motor Co. (f)	19,345	237
Fortinet, Inc. (f)	515	95
Fortive Corp.	747	53
Fortune Brands Home & Security, Inc.	485	46
Fox Corp., Class A	1,428	52
Fox Corp., Class B	604	21
Franklin Resources, Inc.	1,166	35
Freeport-McMoRan, Inc. (f)	3,892	128
Gap, Inc. (The) (f)	878	26
Garmin Ltd.	364	48
Gartner, Inc. (f)	317	58
General Dynamics Corp.	660	120
General Electric Co.	24,892	327
General Mills, Inc.	1,601	98
General Motors Co.	6,435	370
Genuine Parts Co.	608	70
Gilead Sciences, Inc.	3,584	232
Global Payments, Inc.	744	150
Globe Life, Inc.	374	36
GoDaddy, Inc., Class A (f)	607	47
Goldman Sachs Group, Inc. (The)	1,064	348
GrubHub, Inc. (f)	408	24
H&R Block, Inc.	822	18
Halliburton Co.	3,160	68
Hanesbrands, Inc.	1,449	29
Harley-Davidson, Inc.	452	18
Hartford Financial Services Group, Inc. (The)	1,263	84
Hasbro, Inc.	417	40
HCA Healthcare, Inc.	656	124
Healthpeak Properties, Inc. REIT	1,891	60
HEICO Corp.	353	44
HEICO Corp., Class A	370	42
Helmerich & Payne, Inc.	378	10
Henry Schein, Inc. (f)	620	43
Hershey Co. (The)	522	83
Hess Corp.	13,578	961
Hewlett Packard Enterprise Co.	4,856	76
Hilton Worldwide Holdings, Inc.	8,366	1,012
HollyFrontier Corp.	465	17
Hologic, Inc. (f)	643	48
Home Depot, Inc. (The)	3,232	987
Honeywell International, Inc.	2,052	445
Hormel Foods Corp.	743	36
	Shares	Value (000)
Host Hotels & Resorts, Inc. REIT	2,794	$47
Howmet Aerospace, Inc.	1,631	52
HP, Inc.	4,424	140
Humana, Inc.	364	153
Huntington Bancshares, Inc.	3,952	62
Huntington Ingalls Industries, Inc.	346	71
Hyatt Hotels Corp., Class A	3,250	269
IAC/InterActiveCorp (f)	274	59
IDEX Corp.	266	56
IDEXX Laboratories, Inc. (f)	305	149
IHS Markit Ltd.	1,036	100
Illinois Tool Works, Inc.	1,026	227
Illumina, Inc. (f)	617	237
Incyte Corp. (f)	650	53
Ingersoll Rand, Inc. (f)	742	37
Ingredion, Inc.	434	39
Intel Corp.	12,677	811
Intercontinental Exchange, Inc.	1,610	180
International Business Machines Corp.	2,721	363
International Flavors & Fragrances, Inc.	356	50
International Paper Co.	1,030	56
Interpublic Group of Cos., Inc. (The)	1,436	42
Intuit, Inc.	709	272
Intuitive Surgical, Inc. (f)	311	230
Invesco Ltd.	1,570	40
Invitation Homes, Inc. REIT	1,668	53
Ionis Pharmaceuticals, Inc. (f)	464	21
IPG Photonics Corp. (f)	329	69
IQVIA Holdings, Inc. (f)	598	116
Iron Mountain, Inc. REIT	997	37
Jack Henry & Associates, Inc.	270	41
Jacobs Engineering Group, Inc.	485	63
Jazz Pharmaceuticals PLC (f)	307	50
JB Hunt Transport Services, Inc.	292	49
Jefferies Financial Group, Inc.	888	27
JetBlue Airways Corp. (f)	3,759	76
JM Smucker Co. (The)	302	38
Johnson & Johnson	7,615	1,252
Johnson Controls International PLC	2,301	137
Jones Lang LaSalle, Inc. (f)	279	50
JPMorgan Chase & Co.	9,616	1,464
Juniper Networks, Inc.	1,312	33
Kansas City Southern	353	93
Kellogg Co.	701	44
KeyCorp	3,647	73
Keysight Technologies, Inc. (f)	459	66
Kimberly-Clark Corp.	1,109	154
Kimco Realty Corp. REIT	1,685	32
Kinder Morgan, Inc.	5,744	96
KKR & Co., Inc., Class A	1,499	73
KLA Corp.	468	155
Knight-Swift Transportation Holdings, Inc.	439	21
Kohl's Corp.	471	28

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Kraft Heinz Co. (The)	1,955	$78
Kroger Co. (The)	2,280	82
L Brands, Inc.	801	50
L3Harris Technologies, Inc.	673	136
Laboratory Corp. of America Holdings (f)	347	89
Lam Research Corp.	426	254
Lamb Weston Holdings, Inc.	620	48
Las Vegas Sands Corp.	1,025	62
Lear Corp.	303	55
Leggett & Platt, Inc.	452	21
Leidos Holdings, Inc.	590	57
Lennar Corp., Class A	696	70
Lennox International, Inc.	325	101
Liberty Broadband Corp., Class C (f)	276	41
Liberty Global PLC, Class A (f)	643	17
Liberty Global PLC Series C (f)	1,649	42
Liberty Media Corp-Liberty SiriusXM, Class A (f)	405	18
Liberty Media Corp-Liberty SiriusXM, Class C (f)	590	26
Liberty Media Corp.-Liberty Formula One, Class C (f)	813	35
Lincoln National Corp.	817	51
Live Nation Entertainment, Inc. (f)	621	53
LKQ Corp. (f)	1,288	55
Lockheed Martin Corp.	698	258
Loews Corp.	888	46
Lowe's Cos., Inc.	2,266	431
Lululemon Athletica, Inc. (f)	285	87
Lumen Technologies, Inc.	3,606	48
LyondellBasell Industries N.V., Class A	732	76
M&T Bank Corp.	361	55
Macerich Co. (The) REIT	413	5
Macy's, Inc.	1,048	17
ManpowerGroup, Inc.	407	40
Marathon Oil Corp.	2,955	32
Marathon Petroleum Corp.	1,960	105
Markel Corp. (f)	49	56
MarketAxess Holdings, Inc.	332	165
Marriott International, Inc., Class A	9,939	1,472
Marriott Vacations Worldwide Corp.	1,066	186
Marsh & McLennan Cos., Inc.	1,574	192
Martin Marietta Materials, Inc.	320	107
Marvell Technology Group Ltd.	1,689	83
Masco Corp.	723	43
Mastercard, Inc., Class A	2,838	1,010
Match Group, Inc. (f)	591	81
Maxim Integrated Products, Inc.	660	60
McCormick & Co., Inc.	464	41
McDonald's Corp.	2,116	474
McKesson Corp.	467	91
Medtronic PLC	3,965	468
MercadoLibre, Inc. (f)	352	518
Merck & Co., Inc.	7,459	575
MetLife, Inc.	2,260	137
	Shares	Value (000)
Mettler-Toledo International, Inc. (f)	89	$103
MGM Resorts International	1,897	72
Microchip Technology, Inc.	626	97
Micron Technology, Inc. (f)	3,197	282
Microsoft Corp.	20,944	4,938
Mid-America Apartment Communities, Inc. REIT	305	44
Middleby Corp. (The) (f)	295	49
Mohawk Industries, Inc. (f)	415	80
Molson Coors Brewing Co., Class B	667	34
Mondelez International, Inc., Class A	3,907	229
MongoDB, Inc. (f)	316	85
Monster Beverage Corp. (f)	1,339	122
Moody's Corp.	604	180
Mosaic Co. (The)	1,562	49
Motorola Solutions, Inc.	476	90
MSCI, Inc.	297	125
Nasdaq, Inc.	308	45
National Retail Properties, Inc. REIT	471	21
Nektar Therapeutics (f)	610	12
NetApp, Inc.	867	63
Netflix, Inc. (f)	1,263	659
Newell Brands, Inc.	1,637	44
Newmont Corp.	2,284	138
News Corp., Class A	1,455	37
NextEra Energy, Inc.	5,924	448
Nielsen Holdings PLC	1,450	36
NIKE, Inc., Class B	3,636	483
NiSource, Inc.	1,426	34
Nordstrom, Inc.	402	15
Norfolk Southern Corp.	634	170
Northern Trust Corp.	632	66
Northrop Grumman Corp.	469	152
NortonLifeLock, Inc.	2,248	48
Norwegian Cruise Line Holdings Ltd. (f)	863	24
NOV, Inc.	1,444	20
NRG Energy, Inc.	890	34
Nucor Corp.	1,156	93
NVIDIA Corp.	1,608	859
NVR, Inc. (f)	32	151
NXP Semiconductors N.V.	1,400	282
O'Reilly Automotive, Inc. (f)	271	137
Occidental Petroleum Corp.	3,163	84
OGE Energy Corp.	806	26
Okta, Inc. (f)	267	59
Old Dominion Freight Line, Inc.	480	115
Omnicom Group, Inc.	683	51
ON Semiconductor Corp. (f)	1,615	67
ONEOK, Inc.	1,649	84
Oracle Corp.	7,249	509
Otis Worldwide Corp.	1,528	105
Ovintiv, Inc.	909	22
Owens Corning	381	35
PACCAR, Inc.	1,001	93

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Packaging Corp. of America	432	$58
Palo Alto Networks, Inc. (f)	333	107
Paramount Group, Inc. REIT	20,687	210
Parker Hannifin Corp.	340	107
Paychex, Inc.	1,040	102
Paycom Software, Inc. (f)	276	102
PayPal Holdings, Inc. (f)	3,165	769
Pentair PLC	465	29
People's United Financial, Inc.	1,579	28
PepsiCo, Inc.	3,980	563
PerkinElmer, Inc.	296	38
Perrigo Co., PLC	449	18
Pfizer, Inc.	16,222	588
Philip Morris International, Inc.	4,568	405
Phillips 66	1,297	106
Pinnacle West Capital Corp.	400	33
Pioneer Natural Resources Co.	10,179	1,617
Plains GP Holdings LP, Class A (f)	437	4
PNC Financial Services Group, Inc. (The)	1,351	237
Polaris, Inc.	299	40
PPG Industries, Inc.	621	93
PPL Corp.	2,065	60
Principal Financial Group, Inc.	873	52
Procter & Gamble Co. (The)	7,219	978
Progressive Corp. (The)	1,665	159
Prologis, Inc. REIT	2,098	222
Prudential Financial, Inc.	1,333	121
PTC, Inc. (f)	399	55
Public Service Enterprise Group, Inc.	1,587	96
Public Storage REIT	454	112
Pulte Group, Inc.	1,009	53
PVH Corp.	362	38
Qorvo, Inc. (f)	330	60
QUALCOMM, Inc.	3,427	454
Quest Diagnostics, Inc.	375	48
Qurate Retail, Inc.	1,588	19
Ralph Lauren Corp.	382	47
Raymond James Financial, Inc.	445	55
Raytheon Technologies Corp.	4,034	312
Realty Income Corp. REIT	872	55
Regency Centers Corp. REIT	590	33
Regeneron Pharmaceuticals, Inc. (f)	285	135
Regions Financial Corp.	3,672	76
Reinsurance Group of America, Inc.	420	53
RenaissanceRe Holdings Ltd.	350	56
Republic Services, Inc.	601	60
ResMed, Inc.	409	79
Robert Half International, Inc.	411	32
Rockwell Automation, Inc.	309	82
Rollins, Inc.	878	30
Roper Technologies, Inc.	264	106
Ross Stores, Inc.	1,275	153
	Shares	Value (000)
Royal Caribbean Cruises Ltd.	630	$54
S&P Global, Inc.	677	239
Sabre Corp.	866	13
salesforce.com, Inc. (f)	2,307	489
SBA Communications Corp. REIT	298	83
Schlumberger Ltd.	3,973	108
Seagate Technology PLC	877	67
Seagen, Inc. (f)	302	42
Sealed Air Corp.	448	21
SEI Investments Co.	458	28
Sempra Energy	670	89
Sensata Technologies Holding PLC (f)	472	27
ServiceNow, Inc. (f)	646	323
Sherwin-Williams Co. (The)	291	215
Signature Bank (New York)	347	78
Simon Property Group, Inc. REIT	987	112
Sirius XM Holdings, Inc.	5,912	36
Skyworks Solutions, Inc.	607	111
SL Green Realty Corp. REIT	7,024	492
Snap, Inc., Class A (f)	2,277	119
Snap-On, Inc.	292	67
Southern Co. (The)	3,084	192
Southwest Airlines Co.	8,291	506
Spectrum Brands Holdings, Inc.	14	1
Spirit AeroSystems Holdings, Inc., Class A	370	18
Splunk, Inc. (f)	427	58
Square, Inc., Class A (f)	1,018	231
SS&C Technologies Holdings, Inc.	596	42
Stanley Black & Decker, Inc.	525	105
Starbucks Corp.	3,590	392
State Street Corp.	1,025	86
Steel Dynamics, Inc.	873	44
STERIS PLC	303	58
Stryker Corp.	1,197	292
Sun Communities, Inc. REIT	306	46
SVB Financial Group (f)	339	167
Synchrony Financial	2,250	91
Synopsys, Inc. (f)	530	131
Sysco Corp.	1,309	103
T Rowe Price Group, Inc.	633	109
T-Mobile US, Inc. (f)	1,347	169
Take-Two Interactive Software, Inc. (f)	299	53
Tapestry, Inc.	893	37
Targa Resources Corp.	803	25
Target Corp.	1,494	296
TE Connectivity Ltd.	1,177	152
Teleflex, Inc.	263	109
Tesla, Inc. (f)	1,445	965
Texas Instruments, Inc.	2,790	527
Textron, Inc.	812	46
Thermo Fisher Scientific, Inc.	1,339	611
TJX Cos., Inc. (The)	3,606	239
Tractor Supply Co.	318	56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Trane Technologies PLC	641	$106
TransDigm Group, Inc. (f)	267	157
TransUnion	656	59
Travelers Cos., Inc. (The)	630	95
Trimble, Inc. (f)	679	53
TripAdvisor, Inc. (f)	381	20
Truist Financial Corp.	3,702	216
Twilio, Inc., Class A (f)	300	102
Twitter, Inc. (f)	2,062	131
Tyson Foods, Inc., Class A	748	56
Uber Technologies, Inc. (f)	658	36
UDR, Inc. REIT	874	38
UGI Corp.	619	25
Ulta Beauty, Inc. (f)	297	92
Under Armour, Inc., Class A (f)	645	14
Under Armour, Inc., Class C (f)	659	12
Union Pacific Corp.	2,036	449
United Airlines Holdings, Inc. (f)	5,816	335
United Parcel Service, Inc., Class B	1,909	325
United Rentals, Inc. (f)	272	90
UnitedHealth Group, Inc.	2,825	1,051
Universal Health Services, Inc., Class B	292	39
Unum Group	848	24
US Bancorp	4,438	245
Vail Resorts, Inc.	341	99
Valero Energy Corp.	1,262	90
Varian Medical Systems, Inc. (f)	319	56
Veeva Systems, Inc., Class A (f)	345	90
Ventas, Inc. REIT	1,163	62
VEREIT, Inc. REIT	683	26
VeriSign, Inc. (f)	282	56
Verisk Analytics, Inc.	449	79
Verizon Communications, Inc.	11,831	688
Vertex Pharmaceuticals, Inc. (f)	706	152
VF Corp.	1,072	86
ViacomCBS, Inc., Class B	1,702	77
Viatris, Inc. (f)	3,920	55
Visa, Inc., Class A	5,131	1,086
Vistra Energy Corp.	1,575	28
VMware, Inc., Class A (f)	294	44
Vontier Corp. (f)	359	11
Vornado Realty Trust REIT	18,415	836
Voya Financial, Inc.	612	39
Vulcan Materials Co.	368	62
Walgreens Boots Alliance, Inc.	2,320	127
Walmart, Inc.	3,903	530
Walt Disney Co. (The) (f)	5,089	939
Waste Connections, Inc.	633	68
Waste Management, Inc.	1,296	167
Waters Corp. (f)	352	100
Wayfair, Inc., Class A (f)	314	99
WEC Energy Group, Inc.	1,120	105
	Shares	Value (000)
Wells Fargo & Co.	12,417	$485
Welltower, Inc. REIT	1,270	91
Western Digital Corp.	1,113	74
Western Union Co. (The)	1,632	40
Westinghouse Air Brake Technologies Corp.	449	36
Westlake Chemical Corp.	332	29
WestRock Co.	886	46
Weyerhaeuser Co. REIT	2,246	80
Whirlpool Corp.	319	70
Williams Cos., Inc. (The)	3,436	81
Willis Towers Watson PLC	357	82
Workday, Inc., Class A (f)	538	134
WP Carey, Inc. REIT	586	41
WR Berkley Corp.	619	47
WW Grainger, Inc.	263	105
Wyndham Hotels & Resorts, Inc.	2,110	147
Wynn Resorts Ltd.	438	55
Xcel Energy, Inc.	1,625	108
Xerox Holdings Corp.	821	20
Xilinx, Inc.	685	85
XPO Logistics, Inc. (f)	363	45
Xylem, Inc.	629	66
Yum! Brands, Inc.	987	107
Zebra Technologies Corp., Class A (f)	286	139
Zillow Group, Inc., Class C (f)	439	57
Zimmer Biomet Holdings, Inc.	620	99
Zions Bancorp NA	602	33
Zoetis, Inc.	1,304	205
		119,879
Total Common Stocks (Cost $121,389)		185,315
Preferred Stocks (0.0%)
United States (0.0%)
Qurate Retail, Inc. (f) (Cost $5)	41	4
	No. of Rights
Rights (0.0%)
Australia (0.0%)
Computershare Ltd. (f)	229	—	@
Italy (0.0%)
Snam SpA (f)	9,450	—	@
Total Rights (Cost $—)		—	@
	No. of Warrants
Warrants (0.0%)
Canada (0.0%)
Cenovus Energy, Inc., expires 1/1/26 (f)	110	—	@
France (0.0%)
CGG SA, expires 2/21/22 (f)	59	—	@
Switzerland (0.0%)
Cie Financiere Richemont SA, expires 11/22/23 (f)	4,444	2

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	No. of Warrants	Value (000)
United States (0.0%)
Occidental Petroleum Corp., expires 8/3/27 (f)	457	$5
Total Warrants (Cost $3)		7
	Shares
Short-Term Investments (13.8%)
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $54,468)	54,468,088	54,468
	Face Amount (000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill,
0.09%, 6/3/21 (j) (Cost $2,126)	$2,126	2,126
Total Short-Term Investments (Cost $56,594)		56,594
Total Investments (101.4%) (Cost $347,963) (k)(l)		416,535
Liabilities in Excess of Other Assets (–1.4%)		(5,597)
Net Assets (100.0%)		$410,938

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2021.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(f)  Non-income producing security.

(g)  Security trades on the Hong Kong exchange.

(h)  At March 31, 2021, the Fund held a fair valued security valued $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(i)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(j)  Rate shown is the yield to maturity at March 31, 2021.

(k)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $79,527,000 and the aggregate gross unrealized depreciation is approximately $12,331,000, resulting in net unrealized appreciation of approximately $67,196,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

Euronext  Euronext Paris Exchange.

Euronext N.V.  Euronext Amsterdam Stock Market.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

MTN  Medium Term Note.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (Treasury Obligation).

OFZ  Obilgatsyi Federal'novo Zaima (Russian Federal Loan Obligation).

OMXH  Helsinki Stock Exchange.

REIT  Real Estate Investment Trust.

REMIC  Real Estate Mortgage Investment Conduit.

SDR  Swedish Depositary Receipt.

SIX  Swiss Exchange.

SOFR  Secured Overnight Financing Rate.

SSE  Stockholm Stock Exchange.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	AUD	3,405		$2,697	5/25/21	$110
Bank of America NA	CNH	10,096		$1,542	6/17/21	13
Bank of America NA	EUR	320		$377	5/25/21	1
Bank of America NA	PLN	252		$65	6/17/21	1
Bank of America NA		$102	CAD	130	5/25/21	1
Bank of America NA		$316	ILS	1,040	6/17/21	(5)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	EUR	359		$428	6/17/21	$6
Barclays Bank PLC	CAD	302		$239	5/25/21	(1)
Barclays Bank PLC	EUR	77		$91	6/17/21	1
Barclays Bank PLC	JPY	65,013		$587	4/5/21	(— @)
Barclays Bank PLC		$535	EUR	444	5/25/21	(15)
Barclays Bank PLC		$15	GBP	11	5/25/21	(— @)
Barclays Bank PLC		$587	JPY	65,013	5/25/21	— @
Barclays Bank PLC		$149	PEN	545	5/25/21	(4)
Barclays Bank PLC		$1,736	CNY	11,353	6/17/21	(14)
Barclays Bank PLC		$69	COP	242,881	6/17/21	(2)
BNP Paribas SA	CAD	161		$128	4/6/21	(— @)
BNP Paribas SA	CAD	135		$107	6/17/21	(— @)
BNP Paribas SA	EUR	848		$1,010	6/17/21	15
BNP Paribas SA	EUR	515		$615	6/17/21	9
BNP Paribas SA	EUR	206		$246	6/17/21	4
BNP Paribas SA	EUR	206		$246	6/17/21	4
BNP Paribas SA	GBP	1,116		$1,570	5/25/21	31
BNP Paribas SA	HKD	4,091		$527	6/17/21	1
BNP Paribas SA	IDR	547,914		$38	5/25/21	1
BNP Paribas SA	INR	4,772		$65	6/17/21	— @
BNP Paribas SA	JPY	40,218		$370	6/17/21	6
BNP Paribas SA	JPY	16,069		$148	6/17/21	2
BNP Paribas SA	JPY	16,069		$148	6/17/21	3
BNP Paribas SA	KRW	84,831		$75	6/17/21	(— @)
BNP Paribas SA	NZD	172		$123	6/17/21	4
BNP Paribas SA	RUB	2,327		$31	6/17/21	1
BNP Paribas SA	RUB	6,171		$83	5/25/21	1
BNP Paribas SA	SEK	234		$27	6/17/21	1
BNP Paribas SA	TWD	1,768		$63	6/17/21	1
BNP Paribas SA		$131	CHF	121	6/17/21	(3)
BNP Paribas SA		$431	EUR	361	6/17/21	(7)
BNP Paribas SA		$890	EUR	756	6/17/21	(2)
BNP Paribas SA		$1,413	GBP	1,017	6/17/21	(11)
BNP Paribas SA		$325	HKD	2,523	6/17/21	(— @)
BNP Paribas SA		$20	IDR	285,595	6/17/21	(— @)
BNP Paribas SA		$2,030	JPY	221,162	6/17/21	(32)
BNP Paribas SA		$259	JPY	28,185	6/17/21	(4)
BNP Paribas SA		$716	JPY	79,061	6/17/21	(1)
BNP Paribas SA		$180	KRW	203,153	6/17/21	(1)
BNP Paribas SA		$1,054	MXN	21,914	6/17/21	9
BNP Paribas SA		$1,122	MXN	23,113	6/17/21	(— @)
BNP Paribas SA		$11	PEN	39	6/17/21	(— @)
BNP Paribas SA		$537	SGD	722	6/17/21	— @
BNP Paribas SA		$111	SGD	150	6/17/21	(— @)
BNP Paribas SA		$128	CAD	161	5/25/21	— @
BNP Paribas SA		$856	CHF	766	5/25/21	(45)
BNP Paribas SA		$56	IDR	810,175	5/25/21	(— @)
BNP Paribas SA		$1,813	KRW	2,004,312	5/25/21	(42)
BNP Paribas SA		$70	PLN	260	5/25/21	(4)
BNP Paribas SA		$530	THB	15,946	5/25/21	(20)
Citibank NA		$10	CZK	229	6/17/21	(— @)
Citibank NA		$146	ILS	479	6/17/21	(2)
Citibank NA		$7	THB	223	6/17/21	(— @)
Citibank NA		$3,597	CNH	23,422	5/25/21	(43)
Citibank NA		$185	CZK	3,944	5/25/21	(8)
Citibank NA		$119	RON	481	5/25/21	(5)
Citibank NA		$307	SGD	406	5/25/21	(5)
Commonwealth Bank of Australia	EUR	140		$167	6/17/21	2
Commonwealth Bank of Australia	NZD	41		$30	6/17/21	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Credit Suisse International	EUR	97		$116	6/17/21	$2
Goldman Sachs International	BRL	98,050		$17,383	6/17/21	50
Goldman Sachs International	EUR	2,088		$2,489	6/17/21	36
Goldman Sachs International		$71	HUF	21,123	5/25/21	(3)
Goldman Sachs International		$9,099	BRL	50,463	6/17/21	(178)
Goldman Sachs International		$222	CHF	205	6/17/21	(5)
Goldman Sachs International		$28	CLP	20,309	6/17/21	(— @)
Goldman Sachs International		$13	CZK	278	6/17/21	(— @)
JPMorgan Chase Bank NA	AUD	2,089		$1,613	5/25/21	26
JPMorgan Chase Bank NA	CAD	272		$215	5/25/21	(1)
JPMorgan Chase Bank NA	CAD	248		$200	6/17/21	2
JPMorgan Chase Bank NA	CNH	2,595		$373	8/12/21	(18)
JPMorgan Chase Bank NA	CNH	2,063		$303	8/12/21	(9)
JPMorgan Chase Bank NA	CNH	78,238		$11,980	8/12/21	176
JPMorgan Chase Bank NA	DKK	379		$62	5/25/21	2
JPMorgan Chase Bank NA	EUR	2,488		$2,965	6/17/21	43
JPMorgan Chase Bank NA	EUR	49		$60	5/25/21	2
JPMorgan Chase Bank NA	JPY	26,948		$244	5/25/21	— @
JPMorgan Chase Bank NA	NOK	474		$56	6/17/21	— @
JPMorgan Chase Bank NA		$589	CNH	4,185	8/12/21	42
JPMorgan Chase Bank NA		$10,322	CNH	73,272	8/12/21	732
JPMorgan Chase Bank NA		$788	CNH	5,273	8/12/21	8
JPMorgan Chase Bank NA		$25	CNH	165	8/12/21	(— @)
JPMorgan Chase Bank NA		$6,877	EUR	5,650	5/25/21	(244)
JPMorgan Chase Bank NA		$1,171	GBP	840	5/25/21	(13)
JPMorgan Chase Bank NA		$284	JPY	30,187	5/25/21	(11)
JPMorgan Chase Bank NA		$158	CHF	148	6/17/21	(1)
JPMorgan Chase Bank NA		$27	JPY	2,886	5/25/21	(— @)
Royal Bank of Canada		$1,629	JPY	170,944	5/25/21	(84)
Royal Bank of Canada		$58	NOK	495	5/25/21	(— @)
State Street Bank and Trust Co.	AUD	58		$45	6/17/21	1
UBS AG	AUD	186		$144	6/17/21	3
UBS AG	CAD	213		$171	6/17/21	2
UBS AG	CHF	802		$855	6/17/21	6
UBS AG	DKK	370		$59	6/17/21	1
UBS AG	EUR	725		$855	6/17/21	4
UBS AG	EUR	163		$192	6/17/21	1
UBS AG	GBP	623		$856	6/17/21	(3)
UBS AG	JPY	93,265		$855	6/17/21	12
UBS AG	MXN	6,408		$308	5/25/21	(4)
UBS AG	TRY	3,482		$392	6/17/21	(8)
UBS AG	TRY	20,682		$2,330	6/17/21	(47)
UBS AG	TRY	3,927		$445	6/17/21	(6)
UBS AG		$20	AUD	26	5/25/21	(— @)
UBS AG		$324	SEK	2,678	5/25/21	(17)
UBS AG		$1,311	CHF	1,211	6/17/21	(27)
UBS AG		$116	EUR	97	6/17/21	(2)
UBS AG		$130	EUR	109	6/17/21	(2)
UBS AG		$572	GBP	412	6/17/21	(4)
UBS AG		$15	HUF	4,751	6/17/21	— @
UBS AG		$798	JPY	86,870	6/17/21	(12)
UBS AG		$69	JPY	7,547	6/17/21	(1)
UBS AG		$78	JPY	8,511	6/17/21	(2)
UBS AG		$3,077	TRY	24,088	6/17/21	(308)
UBS AG		$472	TRY	3,545	6/17/21	(65)
UBS AG	ZAR	1,082		$72	6/17/21	(1)
						$28

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Euro STOXX 50 Index (Germany)	44	Jun-21	EUR	— @	$1,995	$47
NIKKEI 225 Index (Japan)	5	Jun-21	JPY	3	663	9
SGX MSCI Singapore (Singapore)	26	Apr-21	SGD	3	692	3
South Korea 10 yr. Bond (Korea, Republic of)	17	Jun-21	KRW	1,700,000	1,894	(3)
U.S. Treasury 10 yr. Note (United States)	135	Jun-21		$13,500	17,676	(282)
U.S. Treasury 5 yr. Note (United States)	161	Jun-21		16,100	19,867	(253)
Short:
FTSE 100 Index (United Kingdom)	2	Jun-21	GBP	(— @)	(184)	1
German Euro BTP (Germany)	48	Jun-21	EUR	(4,800)	(8,405)	(43)
MSCI Emerging Market E Mini (United States)	27	Jun-21		$(1)	(1,785)	14
U.S. Treasury 10 yr. Note (United States)	2	Jun-21		(200)	(262)	7
U.S. Treasury 30 yr. Bond (United States)	3	Jun-21		(300)	(464)	9
U.S. Treasury Ultra Long Bond (United States)	52	Jun-21		(5,200)	(9,423)	440
U.S. Treasury 10 yr. Ultra Long Bond (United States)	91	Jun-21		(9,100)	(13,076)	473
						$422

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at March 31, 2021:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.24%	Quarterly	3/30/30		$1,286	$152	$—	$152
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.27	Quarterly	3/30/30		4,644	535	—	535
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.30	Quarterly	3/30/30		1,286	144	—	144
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.18	Quarterly	3/31/30		2,143	266	—	266
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.31	Quarterly	4/28/30		790	89	—	89
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.37	Quarterly	5/29/30		628	71	—	71
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.75	Quarterly	7/30/30		318	29	—	29
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	1.96	Quarterly	8/28/30		591	39	—	39
Morgan Stanley & US CPI All Urban Semi-Annual/ Co. LLC*	Consumers Index	Receive	2.18	Quarterly	12/23/30		1,679	59	—	59
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly	10/3/30	MXN	21,597	(76)	—	(76)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly	10/4/30		28,012	(99)	—	(99)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.78	Quarterly	10/4/30		28,049	(100)	—	(100)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.58%	Quarterly	11/1/30	MXN	17,247	$(75)	$—	$(75)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.59	Quarterly	11/1/30		17,250	(74)	—	(74)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.60	Quarterly	11/1/30		33,825	(143)	—	(143)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly	11/1/30		28,185	(119)	—	(119)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly	11/1/30		39,460	(166)	—	(166)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	5.61	Quarterly	11/1/30		39,460	(166)	—	(166)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly	2/12/31		22,253	(64)	—	(64)
Morgan Stanley & Quarterly/ Co. LLC*	1 Month TIIE	Pay	6.03	Quarterly	2/12/31		22,253	(64)	—	(64)
								$238	$—	$238

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	2/22/22	$1,476	$296	$—	$296
Barclays Bank PLC	Barclays Electric Vehicles Basket Index	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	2/22/22	358	(24)	—	(24)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	2,821	(32)	—	(32)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,348	(15)	—	(15)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,340	(15)	—	(15)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/21	957	(11)	—	(11)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	1,632	(18)	—	(18)
BNP Paribas SA	BNP Custom U.S. Banks Index††	Receive	3 Month USD LIBOR plus 0.25%	Quarterly	9/16/21	2,174	(24)	—	(24)
BNP Paribas SA	MSCI Emerging Markets ex China Index	Receive	3 Month USD LIBOR plus 0.52%	Quarterly	1/13/22	1,660	(23)	—	(23)
BNP Paribas SA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	2/10/22	16,614	(502)	—	(502)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Receive	3 Month USD LIBOR plus 0.18%	Quarterly	1/26/22	$35,325	$(1,846)	$—	$(1,846)
JPMorgan Chase Bank NA	JPM SPX 500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	16,749	(343)	—	(343)
JPMorgan Chase Bank NA	JPM SPX 500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	7,606	(304)	—	(304)
JPMorgan Chase Bank NA	JPM SPX 500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/10/22	24,693	648	—	648
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,808	32	—	32
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,787	60	—	60
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,739	101	—	101
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,546	101	—	101
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,344	(53)	—	(53)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,337	(54)	—	(54)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,308	(36)	—	(36)
JPMorgan Chase Bank NA	JPM SPX 1500 Low Vol Basket Index††	Pay	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	2,276	(30)	—	(30)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	5,104	74	—	74
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	5,139	48	—	48
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	5,038	(25)	—	(25)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Basket Index††	Receive	3 Month USD LIBOR plus 0.20%	Quarterly	3/11/22	4,867	(69)	—	(69)
							$(2,064)	$—	$(2,064)

††  See tables below for details of the equity basket holdings underlying the swap.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP U.S. Banks Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
BNP U.S. Banks Basket Index
JPMorgan Chase & Co.	110,953	$16,890	29.87%
Bank of America Corp.	308,343	11,930	21.09
Citigroup, Inc.	79,236	5,764	10.19
Wells Fargo & Co.	146,120	5,709	10.09
US Bancorp	51,605	2,854	5.05
Pnc Financial Services Group	15,425	2,706	4.78
Truist Financial Corp.	45,852	2,674	4.73
First Republic Bank	5,750	959	1.69
Fifth Third Bancorp	25,079	939	1.66
Svb Financial Group	1,793	885	1.56
Regions Financial Corp.	34,597	715	1.26
Citizens Financial Group	15,687	693	1.22
Keycorp	34,389	687	1.21
M & T Bank Corp.	4,440	673	1.19
Huntington Bancshares, Inc.	35,695	561	0.99
Signature Bank	1,907	431	0.76
Comerica, Inc.	5,287	379	0.67
East West Bancorp, Inc.	4,961	366	0.65
Zions Bancorp NA	6,245	343	0.61
People's United Financial	13,619	244	0.43
CIT Group, Inc.	3,298	170	0.30

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Growth Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Basket Index
American Tower Corp.	490	$117	1.14%
American Airlines Group, Inc.	4,794	115	1.12
Boeing Co. (The)	439	112	1.09
Crown Castle International Corp.	653	112	1.09
SBA Communications Corp.	405	112	1.09
United Airlines Holdings, Inc.	1,941	112	1.09
Enphase Energy, Inc.	683	111	1.08
Tesla, Inc.	164	110	1.07
Equinix, Inc.	161	109	1.06
WEC Energy Group, Inc.	1,161	109	1.07
American Water Works Co., Inc.	721	108	1.05
Ansys, Inc.	318	108	1.05
Fortinet, Inc.	585	108	1.05
Nisource, Inc.	4,485	108	1.05
Mettler-Toledo International	92	107	1.04
Old Dominion Freight Line	446	107	1.04
Sherwin-Williams Co. (The)	145	107	1.04
Adobe, Inc.	222	106	1.03
Cadence Design Systems, Inc.	774	106	1.03
Zoetis, Inc.	673	106	1.04
Air Products & Chemicals, Inc.	372	105	1.02
Alaska Air Group, Inc.	1,511	105	1.02
Chipotle Mexican Grill, Inc.	74	105	1.02
Eversource Energy	1,215	105	1.02
Host Hotels & Resorts, Inc.	6,205	105	1.02
Nextera Energy, Inc.	1,387	105	1.02
Nvidia Corp.	197	105	1.02
Southwest Airlines Co.	1,722	105	1.02

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Growth Basket Index (cont'd)
West Pharmaceutical Services	374	$105	1.04%
Abiomed, Inc.	325	104	1.01
IDEX Corp.	495	104	1.01
Monolithic Power Systems, Inc.	294	104	1.01
Tyler Technologies, Inc.	244	104	1.01
Illinois Tool Works	467	103	1.01
Monster Beverage Corp.	1,134	103	1.01
Resmed, Inc.	530	103	1.00
S&P Global, Inc.	293	103	1.01
Verisk Analytics, Inc.	583	103	1.00
Xylem, Inc.	978	103	1.00
Autodesk, Inc.	367	102	0.99
Coca-Cola Co. (The)	1,930	102	0.99
Delta Air Lines, Inc.	2,122	102	1.00
Intuitive Surgical, Inc.	137	102	0.99
Marsh & Mclennan Cos	838	102	0.99
Moody's Corp.	341	102	0.99
Rollins, Inc.	2,976	102	1.00
Starbucks Corp.	932	102	0.99
AES Corp.	3,772	101	0.98
Ball Corp.	1,193	101	0.98
Ecolab, Inc.	472	101	0.98

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Low Vol Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index
Kansas City Southern	508	$134	1.27%
American Tower Corp.	538	129	1.22
Home Depot, Inc.	424	129	1.23
Autozone, Inc.	88	124	1.17
Crown Castle International Corp.	716	123	1.17
SBA Communications Corp.	444	123	1.17
Dollar General Corp.	602	122	1.15
Linde PLC	434	122	1.15
Tractor Supply Company	690	122	1.16
Amerisourcebergen Corp.	1,026	121	1.15
Texas Instruments, Inc.	640	121	1.15
Ameren Corporation	1,476	120	1.14
Expeditors Intl Wash, Inc.	1,114	120	1.14
Accenture PLC — Class A	431	119	1.13
CMS Energy Corp.	1,942	119	1.13
Dominion Energy, Inc.	1,539	117	1.11
O'Reilly Automotive, Inc.	231	117	1.11
Sherwin-Williams Co. (The)	159	117	1.11
Waste Management, Inc.	906	117	1.11
Xcel Energy, Inc.	1,753	117	1.10
Adobe, Inc.	244	116	1.10
Assurant, Inc.	815	116	1.09
Atmos Energy Corp.	1,172	116	1.10
Baxter International, Inc.	1,377	116	1.10
Duke Realty Corp.	2,760	116	1.10
FMC Corp.	1,047	116	1.10
Garmin Ltd.	878	116	1.10
Mcdonald's Corp.	519	116	1.10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Low Vol Basket Index (cont'd)
Mid-America Apartment Communities, Inc.	803	$116	1.10%
Procter & Gamble Co. (The)	854	116	1.09
Steris PLC	607	116	1.10
Zoetis, Inc.	738	116	1.10
3M Co.	595	115	1.09
Air Products & Chemicals, Inc.	408	115	1.09
Eversource Energy	1,333	115	1.09
Progressive Corp.	1,201	115	1.09
Unitedhealth Group, Inc.	310	115	1.09
Automatic Data Processing	603	114	1.08
IDEX Corp.	543	114	1.08
Kimberly-Clark Corp.	817	114	1.08
Paychex, Inc.	1,167	114	1.08
Pepsico, Inc.	808	114	1.08
Akamai Technologies, Inc.	1,107	113	1.07
Hershey Co. (The)	715	113	1.07
Honeywell International, Inc.	521	113	1.07
Illinois Tool Works	512	113	1.07
Johnson & Johnson	689	113	1.07
Merck & Co., Inc..	1,470	113	1.07
Otis Worldwide Corp.	1,658	113	1.07
Public Storage	457	113	1.07

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 500 Value Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Basket Index
Nucor Corp.	1,602	$129	1.22%
Hartford Financial Services Group, Inc.	1,880	126	1.20
Lennar Corp. — Class A	1,172	119	1.13
Netapp, Inc.	1,643	119	1.14
Corning, Inc.	2,691	117	1.12
Pultegroup, Inc.	2,204	116	1.10
Carrier Global Corp.	2,729	115	1.10
DXC Technology Co.	3,693	115	1.10
Dr Horton, Inc.	1,276	114	1.08
Whirlpool Corp.	516	114	1.09
Alliant Energy Corp.	2,083	113	1.07
Best Buy Co., Inc.	980	113	1.07
Cisco Systems, Inc.	2,179	113	1.07
Fortune Brands Home & Security	1,175	113	1.07
Franklin Resources, Inc.	3,808	113	1.07
Entergy Corp.	1,131	112	1.07
Huntington Ingalls Industries	543	112	1.06
Molson Coors Beverage Co. — Class B	2,184	112	1.06
Dollar Tree, Inc.	968	111	1.06
Exelon Corp.	2,543	111	1.06
Fedex Corp.	392	111	1.06
Consolidated Edison, Inc.	1,476	110	1.05
Hewlett Packard Enterprise	6,999	110	1.05
Newell Brands, Inc.	4,091	110	1.04
Quest Diagnostics, Inc.	854	110	1.04
United Rentals, Inc.	335	110	1.05
Intl Business Machines Corp.	821	109	1.04
L3Harris Technologies, Inc.	539	109	1.04

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 500 Value Basket Index (cont'd)
Stanley Black & Decker, Inc.	544	$109	1.03%
Textron, Inc.	1,942	109	1.04
Anthem, Inc.	302	108	1.03
Dish Network Corp. — Class A	2,981	108	1.03
General Motors Co.	1,875	108	1.03
HP, Inc.	3,388	108	1.02
Jm Smucker Co. (The)	852	108	1.03
Laboratory Corp. of Amer Holdings	424	108	1.03
CVS Health Corp.	1,427	107	1.02
General Dynamics Corp.	591	107	1.02
Invesco Ltd.	4,242	107	1.02
Juniper Networks, Inc.	4,233	107	1.02
Kraft Heinz Co. (The)	2,663	107	1.01
Leidos Holdings, Inc.	1,111	107	1.02
Newmont Corp.	1,776	107	1.02
Snap-on, Inc.	464	107	1.02
State Street Corp.	1,269	107	1.02
Wabtec Corp.	1,351	107	1.03
Bank Of New York Mellon Corp.	2,238	106	1.01
Centene Corp.	1,665	106	1.01
Cigna Corp.	437	106	1.01
Intel Corp.	1,659	106	1.01

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Basket Index
Staar Surgical Co.	649	$68	0.68%
Fluor Corp.	2,765	64	0.63
Tabula Rasa Healthcare, Inc.	1,379	64	0.63
Enphase Energy, Inc.	388	63	0.63
3D Systems Corp.	2,242	62	0.61
American Tower Corp.	258	62	0.62
Cytokinetics, Inc.	2,672	62	0.62
Titan International, Inc.	6,721	62	0.62
Universal Display Corp.	257	61	0.60
Crown Castle International Corp.	349	60	0.60
Monolithic Power Systems, Inc.	170	60	0.60
Neogenomics, Inc.	1,234	60	0.59
Solaredge Technologies, Inc.	208	60	0.59
Cree, Inc.	545	59	0.59
Equinix, Inc.	86	59	0.58
Sba Communications Corp.	211	59	0.58
Boeing Co. (The)	229	58	0.59
Boston Beer Company, Inc. — Class A	48	58	0.57
Ceva, Inc.	1,036	58	0.58
Fastenal Co.	1,148	58	0.57
Tactile Systems Technology	1,072	58	0.58
Tripadvisor, Inc.	1,077	58	0.58
Cognex Corp.	682	57	0.57
Generac Holdings, Inc.	174	57	0.57
Amedisys, Inc.	210	56	0.55
Barnes & Noble Education, Inc.	6,921	56	0.56
Cutera, Inc.	1,868	56	0.56
Graco, Inc.	776	56	0.55

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Basket Index (cont'd)
Nisource, Inc.	2,327	$56	0.56%
Old Dominion Freight Line	235	56	0.56
Saia, Inc.	244	56	0.56
Wec Energy Group, Inc.	594	56	0.55
Zoetis, Inc.	353	56	0.55
Coresite Realty Corp.	457	55	0.54
Duke Energy Corp.	568	55	0.55
Eversource Energy	636	55	0.55
Garmin Ltd.	419	55	0.55
Lennox International, Inc.	175	55	0.54
LHC Group, Inc.	290	55	0.55
Livent Corp.	3,185	55	0.55
Nextera Energy, Inc.	724	55	0.54
Paypal Holdings, Inc.	227	55	0.55
Repligen Corp.	283	55	0.55
Servicenow, Inc.	111	55	0.55
ETSY, Inc.	270	54	0.54
Granite Construction, Inc.	1,345	54	0.54
Green Plains, Inc.	2,012	54	0.54
Liveramp Holdings, Inc.	1,050	54	0.54
Rollins, Inc.	1,578	54	0.54
United Parcel Service — Class B	319	54	0.54

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Low Vol Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index
Kansas City Southern	258	$68	0.66%
American Tower Corp.	274	65	0.63
Crown Castle Intl Corp.	370	64	0.62
Home Depot, Inc.	210	64	0.62
Corning, Inc.	1,445	63	0.61
Lowe's Cos, Inc.	334	63	0.61
Murphy USA, Inc.	432	63	0.61
Texas Instruments, Inc.	335	63	0.61
Costco Wholesale Corp.	175	62	0.60
Hawaiian Electric Industries	1,402	62	0.60
SBA Communications Corp.	224	62	0.60
Synopsys, Inc.	249	62	0.60
Adobe, Inc.	129	61	0.59
Autozone, Inc.	44	61	0.60
Dollar General Corp.	299	61	0.59
Expeditors Intl Wash, Inc.	564	61	0.59
Agilent Technologies, Inc.	468	60	0.58
Ameren Corporation	733	60	0.58
Amerisourcebergen Corp.	506	60	0.58
Broadcom, Inc.	129	60	0.58
Domino'S Pizza, Inc.	163	60	0.58
Linde PLC	214	60	0.58
Prologis, Inc.	566	60	0.58
Steris PLC	315	60	0.58
Tractor Supply Company	338	60	0.58
Watsco, Inc.	229	60	0.57
Allegion PLC	467	59	0.57
Amgen, Inc.	239	59	0.58

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Low Vol Basket Index (cont'd)
Analog Devices, Inc.	377	$59	0.57%
Atmos Energy Corp.	593	59	0.57
Baxter International, Inc.	694	59	0.57
Cisco Systems, Inc.	1,144	59	0.57
Duke Realty Corp.	1,397	59	0.57
Graco, Inc.	822	59	0.57
Jacobs Engineering Group, Inc.	460	59	0.58
Resmed, Inc.	303	59	0.57
Zoetis, Inc.	374	59	0.57
Amphenol Corp. — Class A	886	58	0.57
CDW Corp.	350	58	0.56
Eversource Energy	674	58	0.57
FMC Corp.	527	58	0.57
Garmin Ltd.	444	58	0.57
Henry Schein, Inc.	839	58	0.56
McDonald'S Corp.	260	58	0.56
Mid-America Apartment Communities	405	58	0.57
Newmont Corp.	964	58	0.56
O'Reilly Automotive, Inc.	115	58	0.56
Pepsico, Inc.	411	58	0.56
Sherwin-Williams Co. (The)	79	58	0.56
Xcel Energy, Inc.	877	58	0.57

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Basket Index as of March 31, 2021:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index
Ichor Holdings Ltd.	1,342	$72	0.71%
Ultra Clean Holdings, Inc.	1,235	72	0.69
Acuity Brands, Inc.	399	66	0.64
First Solar, Inc.	734	64	0.63
Synnex Corp.	557	64	0.63
Edgewell Personal Care Co.	1,591	63	0.62
Jabil, Inc.	1,201	63	0.61
Meridian Bioscience, Inc.	2,370	62	0.61
Ebix, Inc.	1,898	61	0.60
Facebook Inc — Class A	205	61	0.59
Amkor Technology, Inc.	2,539	60	0.59
Ebay, Inc.	980	60	0.59
Caci International Inc — Class A	240	59	0.58
Central Garden And Pet Co. — Class A	1,146	59	0.58
Dxc Technology Co.	1,872	59	0.57
Essent Group Ltd.	1,238	59	0.58
Myr Group, Inc.	826	59	0.58
Owens & Minor, Inc.	1,567	59	0.58
Avista Corp.	1,225	58	0.57
Corecivic, Inc.	6,435	58	0.57
Mgic Investment Corp.	4,202	58	0.57
Navient Corp.	4,069	58	0.57
Photronics, Inc.	4,521	58	0.57
Agco Corp.	394	57	0.55
Arrow Electronics, Inc.	514	57	0.55
First American Financial	999	57	0.56
Jack In The Box, Inc.	523	57	0.56
M/I Homes, Inc.	970	57	0.56

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Basket Index (cont'd)
Odp Corp. (The)	1,310	$57	0.56%
Vista Outdoor, Inc.	1,776	57	0.56
Alliance Data Systems Corp.	498	56	0.55
Boise Cascade Co.	943	56	0.55
Chemours Co. (The)	1,990	56	0.55
Customers Bancorp, Inc.	1,748	56	0.55
H.B. Fuller Co.	884	56	0.55
Hewlett Packard Enterprise	3,541	56	0.55
Hibbett Sports, Inc.	809	56	0.55
Hill-Rom Holdings, Inc.	502	56	0.54
Huntington Ingalls Industries	274	56	0.55
Intl Business Machines Corp.	420	56	0.55
Knight-Swift Transportation	1,157	56	0.55
Laboratory Corp of Amer Holdings	218	56	0.55
Molson Coors Beverage Co. — Class B	1,100	56	0.55
Quest Diagnostics, Inc.	433	56	0.55
Sanmina Corp.	1,352	56	0.55
Wabtec Corp.	705	56	0.55
Atlas Air Worldwide Holdings	914	55	0.54
CVS Health Corp.	731	55	0.54
Dish Network Corp. — Class A	1,506	55	0.53
Equitrans Midstream Corp.	6,698	55	0.54

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

@    Value is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

BTP    Buoni del Tesoro Poliennali.

CPI    Consumer Price Index.

FTSE    Financial Times Stock Exchange.

LIBOR  London Interbank Offered Rate.

SGX    Singapore Exchange Ltd.

TIIE    Interbank Equilibrium Interest Rate.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

CLP  —  Chilean Peso

CNH  —  Chinese Yuan Renminbi Offshore

CNY  —  Chinese Yuan Renminbi

COP  —  Colombian Peso

CZK  —  Czech Koruna

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

HKD  —  Hong Kong Dollar

HUF  —  Hungarian Forint

IDR  —  Indonesian Rupiah

ILS  —  Israeli Shekel

INR  —  Indian Rupee

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

MYR  —  Malaysian Ringgit

NOK  —  Norwegian Krone

NZD  —  New Zealand Dollar

PEN  —  Peruvian Nuevo Sol

PLN  —  Polish Zloty

RON  —  Romanian New Leu

RUB  —  Russian Ruble

SEK  —  Swedish Krona

SGD  —  Singapore Dollar

THB  —  Thai Baht

TRY  —  Turkish Lira

TWD  —  Taiwan Dollar

USD  —  United States Dollar

ZAR  —  South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Common Stocks	44.5%
Fixed Income Securities	41.9
Short-Term Investments	13.6
Other**	0.0	***
Total Investments	100.0	%****

**  Industries and/or investment types representing less than 5% of total investments.

***  Amount is less than 0.05%.

****  Does not include open long/short futures contracts with a value of approximately $76,386,000 and net unrealized appreciation of approximately $422,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $28,000. Also does not include open swap agreements with net unrealized depreciation of approximately $1,826,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $293,495)	$362,067
Investment in Security of Affiliated Issuer, at Value (Cost $54,468)	54,468
Total Investments in Securities, at Value (Cost $347,963)	416,535
Foreign Currency, at Value (Cost $1,405)	1,395
Receivable for Investments Sold	16,543
Due from Broker	4,402
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	1,380
Unrealized Appreciation on Swap Agreements	1,360
Receivable for Variation Margin on Futures Contracts	1,286
Interest Receivable	920
Dividends Receivable	236
Tax Reclaim Receivable	191
Receivable for Fund Shares Sold	153
Receivable for Variation Margin on Swap Agreements	21
Receivable from Affiliate	1
Other Assets	104
Total Assets	444,527
Liabilities:
Payable for Investments Purchased	26,290
Unrealized Depreciation on Swap Agreements	3,424
Due to Broker	1,482
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	1,352
Payable for Advisory Fees	448
Payable for Trustees' Fees and Expenses	108
Payable for Fund Shares Redeemed	100
Payable for Custodian Fees	96
Payable for Professional Fees	86
Payable for Shareholder Services Fees — Class A	40
Payable for Distribution and Shareholder Services Fees — Class L	9
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Sub Transfer Agency Fees — Class I	9
Payable for Sub Transfer Agency Fees — Class A	21
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	28
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Swap Agreements Termination	4
Deferred Capital Gain Country Tax	3
Bank Overdraft	1
Other Liabilities	79
Total Liabilities	33,589
Net Assets	$410,938
Net Assets Consist of:
Paid-in-Capital	$317,038
Total Distributable Earnings	93,900
Net Assets	$410,938

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$27,134
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,485,895
Net Asset Value, Offering and Redemption Price Per Share	$18.26
CLASS A:
Net Assets	$188,516
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	10,426,974
Net Asset Value, Redemption Price Per Share	$18.08
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.00
Maximum Offering Price Per Share	$19.08
CLASS L:
Net Assets	$13,520
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	757,503
Net Asset Value, Offering and Redemption Price Per Share	$17.85
CLASS C:
Net Assets	$1,877
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	106,333
Net Asset Value, Offering and Redemption Price Per Share	$17.66
CLASS IS:
Net Assets	$179,891
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,844,920
Net Asset Value, Offering and Redemption Price Per Share	$18.27

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $67 of Foreign Taxes Withheld)	$1,701
Interest from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	1,501
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	3,209
Expenses:
Advisory Fees (Note B)	910
Shareholder Services Fees — Class A (Note D)	229
Distribution and Shareholder Services Fees — Class L (Note D)	50
Distribution and Shareholder Services Fees — Class C (Note D)	8
Administration Fees (Note C)	162
Custodian Fees (Note F)	103
Professional Fees	97
Sub Transfer Agency Fees — Class I	11
Sub Transfer Agency Fees — Class A	59
Sub Transfer Agency Fees — Class L	4
Sub Transfer Agency Fees — Class C	— @
Pricing Fees	64
Registration Fees	31
Shareholder Reporting Fees	27
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	11
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	5
Interest Expenses	2
Other Expenses	14
Total Expenses	1,795
Rebate from Morgan Stanley Affiliate (Note G)	(30)
Reimbursement of Class Specific Expenses — Class I (Note B)	(7)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Net Expenses	1,758
Net Investment Income	1,451
Realized Gain:
Investments Sold (Net of $5 of Capital Gain Country Tax)	10,209
Foreign Currency Forward Exchange Contracts	294
Foreign Currency Translation	1
Futures Contracts	5,292
Swap Agreements	19,732
Net Realized Gain	35,528
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2)	21,063
Foreign Currency Forward Exchange Contracts	(403)
Foreign Currency Translation	(30)
Futures Contracts	189
Swap Agreements	(2,032)
Net Change in Unrealized Appreciation (Depreciation)	18,787
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	54,315
Net Increase in Net Assets Resulting from Operations	$55,766

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,451	$3,962
Net Realized Gain (Loss)	35,528	(1,065)
Net Change in Unrealized Appreciation (Depreciation)	18,787	17,579
Net Increase in Net Assets Resulting from Operations	55,766	20,476
Dividends and Distributions to Shareholders:
Class I	(509)	(1,022)
Class A	(1,964)	(2,927)
Class L	(78)	(214)
Class C	(6)	(28)
Class IS	(2,395)	(2,790)
Total Dividends and Distributions to Shareholders	(4,952)	(6,981)
Capital Share Transactions:(1)
Class I:
Subscribed	5,096	5,888
Distributions Reinvested	506	1,019
Redeemed	(16,887)	(31,374)
Class A:
Subscribed	3,874	2,167
Distributions Reinvested	1,928	2,875
Redeemed	(10,953)	(37,743)
Class L:
Exchanged	115	321
Distributions Reinvested	76	209
Redeemed	(1,146)	(1,507)
Class C:
Subscribed	252	208
Distributions Reinvested	6	28
Redeemed	(24)	(709)
Class IS:
Subscribed	1,975	83
Distributions Reinvested	2,395	2,790
Redeemed	(5,209)	(937)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(17,996)	(56,682)
Total Increase (Decrease) in Net Assets	32,818	(43,187)
Net Assets:
Beginning of Period	378,120	421,307
End of Period	$410,938	$378,120

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	294	393
Shares Issued on Distributions Reinvested	29	65
Shares Redeemed	(953)	(2,066)
Net Decrease in Class I Shares Outstanding	(630)	(1,608)
Class A:
Shares Subscribed	221	140
Shares Issued on Distributions Reinvested	111	184
Shares Redeemed	(633)	(2,489)
Net Decrease in Class A Shares Outstanding	(301)	(2,165)
Class L:
Shares Exchanged	7	23
Shares Issued on Distributions Reinvested	4	14
Shares Redeemed	(69)	(103)
Net Decrease in Class L Shares Outstanding	(58)	(66)
Class C:
Shares Subscribed	15	14
Shares Issued on Distributions Reinvested	— @@	2
Shares Redeemed	(1)	(50)
Net Increase (Decrease) in Class C Shares Outstanding	14	(34)
Class IS:
Shares Subscribed	110	5
Shares Issued on Distributions Reinvested	137	177
Shares Redeemed	(294)	(70)
Net Increase (Decrease) in Class IS Shares Outstanding	(47)	112

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)(2)
Net Asset Value, Beginning of Period	$16.08		$15.45		$17.05		$17.48		$15.79		$14.58
Income from Investment Operations:
Net Investment Income(3)	0.07		0.17		0.27		0.33		0.30		0.28
Net Realized and Unrealized Gain	2.34		0.74		0.17		0.35		1.57		0.95
Total from Investment Operations	2.41		0.91		0.44		0.68		1.87		1.23
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.03)		(0.58)		(0.21)		(0.18)		—
Net Realized Gain	(0.01)		(0.25)		(1.46)		(0.90)		—		(0.02)
Total Distributions	(0.23)		(0.28)		(2.04)		(1.11)		(0.18)		(0.02)
Net Asset Value, End of Period	$18.26		$16.08		$15.45		$17.05		$17.48		$15.79
Total Return(4)	15.08	%(7)	5.93%		3.74%		3.94%		11.98%		8.42	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,134		$34,031		$57,532		$62,998		$69,017		$74,158
Ratio of Expenses Before Expense Limitation	0.78	%(8)	0.84%		0.84%		0.85%		0.85%		0.81%
Ratio of Expenses After Expense Limitation	0.72	%(6)(8)	0.72	%(6)	0.72	%(6)	0.73	%(6)	0.72	%(6)	0.68	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.72	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.82	%(6)(8)	1.14	%(6)	1.80	%(6)	1.95	%(6)	1.87	%(6)	1.84	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(8)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	62	%(7)	109%		117%		132%		176%		103%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation would have been 0.05% higher and the Ratio of Net Investment Income would have been 0.05% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 8.21%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)(2)
Net Asset Value, Beginning of Period	$15.91		$15.30		$16.90		$17.32		$15.64		$14.50
Income from Investment Operations:
Net Investment Income(3)	0.05		0.13		0.23		0.28		0.25		0.23
Net Realized and Unrealized Gain	2.30		0.73		0.15		0.35		1.56		0.93
Total from Investment Operations	2.35		0.86		0.38		0.63		1.81		1.16
Distributions from and/or in Excess of:
Net Investment Income	(0.17)		—		(0.52)		(0.15)		(0.13)		—
Net Realized Gain	(0.01)		(0.25)		(1.46)		(0.90)		—		(0.02)
Total Distributions	(0.18)		(0.25)		(1.98)		(1.05)		(0.13)		(0.02)
Net Asset Value, End of Period	$18.08		$15.91		$15.30		$16.90		$17.32		$15.64
Total Return(4)	14.86	%(7)	5.65%		3.38%		3.68%		11.64%		7.98	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$188,516		$170,643		$197,271		$221,707		$247,483		$259,999
Ratio of Expenses Before Expense Limitation	1.02	%(8)	1.08%		1.09%		1.09%		1.12%		1.11%
Ratio of Expenses After Expense Limitation	1.01	%(6)(8)	1.02	%(6)	1.03	%(6)	1.03	%(6)	1.05	%(6)	0.99	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.01	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.57	%(6)(8)	0.87	%(6)	1.49	%(6)	1.66	%(6)	1.52	%(6)	1.56	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	62	%(7)	109%		117%		132%		176%		103%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation would have been 0.07% higher and the Ratio of Net Investment Income would have been 0.07% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.27% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 7.71%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)(2)
Net Asset Value, Beginning of Period	$15.67		$15.15		$16.73		$17.15		$15.47		$14.41
Income from Investment Operations:
Net Investment Income(3)	0.01		0.05		0.15		0.19		0.16		0.15
Net Realized and Unrealized Gain	2.27		0.72		0.16		0.34		1.55		0.93
Total from Investment Operations	2.28		0.77		0.31		0.53		1.71		1.08
Distributions from and/or in Excess of:
Net Investment Income	(0.09)		—		(0.43)		(0.05)		(0.03)		—
Net Realized Gain	(0.01)		(0.25)		(1.46)		(0.90)		—		(0.02)
Total Distributions	(0.10)		(0.25)		(1.89)		(0.95)		(0.03)		(0.02)
Net Asset Value, End of Period	$17.85		$15.67		$15.15		$16.73		$17.15		$15.47
Total Return(4)	14.59	%(7)	5.10%		2.87%		3.13%		11.07%		7.47	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,520		$12,773		$13,356		$17,665		$20,605		$23,051
Ratio of Expenses Before Expense Limitation	1.54	%(8)	1.60%		1.58%		1.58%		1.66%		1.64%
Ratio of Expenses After Expense Limitation	1.52	%(6)(8)	1.54	%(6)	1.53	%(6)	1.52	%(6)	1.57	%(6)	1.52	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.52	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.07	%(6)(8)	0.36	%(6)	0.97	%(6)	1.12	%(6)	1.00	%(6)	1.03	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	62	%(7)	109%		117%		132%		176%		103%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation would have been 0.06% higher and the Ratio of Net Investment Income would have been 0.06% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.20% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 7.27%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)(2)
Net Asset Value, Beginning of Period	$15.49		$15.02		$16.65		$17.08		$15.42		$14.41
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.02)		0.01		0.11		0.21		0.11		0.10
Net Realized and Unrealized Gain	2.25		0.71		0.15		0.27		1.55		0.93
Total from Investment Operations	2.23		0.72		0.26		0.48		1.66		1.03
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—		(0.43)		(0.01)		—		—
Net Realized Gain	(0.01)		(0.25)		(1.46)		(0.90)		—		(0.02)
Total Distributions	(0.06)		(0.25)		(1.89)		(0.91)		—		(0.02)
Net Asset Value, End of Period	$17.66		$15.49		$15.02		$16.65		$17.08		$15.42
Total Return(4)	14.45	%(7)	4.81%		2.55%		2.83%		10.77%		7.13	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,877		$1,435		$1,906		$1,885		$1,386		$1,613
Ratio of Expenses Before Expense Limitation	1.88	%(8)	1.98%		1.93%		1.99%		2.02%		1.94%
Ratio of Expenses After Expense Limitation	1.83	%(6)(8)	1.82	%(6)	1.82	%(6)	1.83	%(6)	1.82	%(6)	1.81	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.83	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.24	)%(6)(8)	0.07	%(6)	0.73	%(6)	1.28	%(6)	0.72	%(6)	0.71	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	62	%(7)	109%		117%		132%		176%		103%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation would have been 0.02% higher and the Ratio of Net Investment Income would have been 0.02% lower had the custodian not reimbursed the Fund.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.21% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 6.92%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Consolidated Financial Highlights

Global Strategist Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)(2)
Net Asset Value, Beginning of Period	$16.10		$15.46		$17.06		$17.49		$15.79		$14.59
Income from Investment Operations:
Net Investment Income(3)	0.08		0.19		0.27		0.37		0.31		0.26
Net Realized and Unrealized Gain	2.33		0.74		0.17		0.31		1.57		0.96
Total from Investment Operations	2.41		0.93		0.44		0.68		1.88		1.22
Distributions from and/or in Excess of:
Net Investment Income	(0.23)		(0.04)		(0.58)		(0.21)		(0.18)		—
Net Realized Gain	(0.01)		(0.25)		(1.46)		(0.90)		—		(0.02)
Total Distributions	(0.24)		(0.29)		(2.04)		(1.11)		(0.18)		(0.02)
Net Asset Value, End of Period	$18.27		$16.10		$15.46		$17.06		$17.49		$15.79
Total Return(4)	15.04	%(7)	6.02%		3.77%		3.98%		12.08%		8.42	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$179,891		$159,238		$151,242		$166		$137		$143
Ratio of Expenses Before Expense Limitation	0.70	%(8)	0.75%		0.75%		1.95%		2.17%		5.44%
Ratio of Expenses After Expense Limitation	0.68	%(6)(8)	0.69	%(6)	0.69	%(6)	0.70	%(6)	0.69	%(6)	0.70	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.68	%(6)(8)	N/A		N/A		N/A		N/A		N/A
Ratio of Net Investment Income	0.91	%(6)(8)	1.21	%(6)	1.76	%(6)	2.13	%(6)	1.88	%(6)	1.68	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.02%		0.02%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	62	%(7)	109%		117%		132%		176%		103%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.35% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 8.07%.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation. As of March 31, 2021, the Subsidiary represented approximately $34,721,000 or approximately 8.45% of the total assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$39		$—	$39
Agency Fixed Rate Mortgages	—	14,209		—	14,209
Asset-Backed Securities	—	1,702		—	1,702
Collateralized Mortgage Obligations — Agency Collateral Series	—	—	@	—	—	@
Commercial Mortgage-Backed Securities	—	2,237		—	2,237
Corporate Bonds	—	49,719		—	49,719
Mortgages — Other	—	1,963		—	1,963
Sovereign	—	88,191		—	88,191
Supranational	—	4,128		—	4,128
U.S. Treasury Securities	—	12,427		—	12,427
Total Fixed Income Securities	—	174,615		—	174,615
Common Stocks
Aerospace & Defense	2,559	—		—	2,559
Air Freight & Logistics	1,234	—		—	1,234
Airlines	1,534	—		—	1,534
Auto Components	623	—		—	623
Automobiles	3,997	6		—	4,003
Banks	11,250	—		—	11,250
Beverages	2,635	—		—	2,635
Biotechnology	2,451	—		—	2,451
Building Products	1,143	—		—	1,143
Capital Markets	4,653	—		—	4,653
Chemicals	4,017	—		—	4,017
Commercial Banks	2	—		—	2
Commercial Services & Supplies	610	—		—	610
Communications Equipment	1,117	—		—	1,117
Construction & Engineering	3,337	—		—	3,337
Construction Materials	604	—		—	604
Consumer Finance	748	—		—	748
Containers & Packaging	557	—		—	557
Distributors	125	—		—	125
Diversified Consumer Services	18	—		—	18
Diversified Financial Services	1,503	—		—	1,503
Diversified Telecommunication Services	2,738	—		—	2,738
Electric Utilities	2,900	—		—	2,900
Electrical Equipment	1,968	—		—	1,968
Electronic Equipment, Instruments & Components	1,029	—		—	1,029

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Energy Equipment & Services	$295	$—		$—	†	$295	†
Entertainment	2,214	—		—		2,214
Equity Real Estate Investment Trusts (REITs)	5,064	—	@	—		5,064
Food & Staples Retailing	2,303	—		—		2,303
Food Products	3,098	—		—		3,098
Gas Utilities	289	—		—		289
Health Care Equipment & Supplies	4,404	—		—		4,404
Health Care Providers & Services	2,932	—		—		2,932
Health Care Technology	165	—		—		165
Hotels, Restaurants & Leisure	6,854	1		—		6,855
Household Durables	874	—		—		874
Household Products	1,886	—		—		1,886
Independent Power & Renewable Electricity Producers	153	—		—		153
Industrial Conglomerates	1,973	—		—		1,973
Information Technology Services	6,350	—		—		6,350
Insurance	6,173	—		—		6,173
Interactive Media & Services	6,491	—		—		6,491
Internet & Direct Marketing Retail	5,220	—		—		5,220
Leisure Products	80	—		—		80
Life Sciences Tools & Services	1,541	—		—		1,541
Machinery	3,131	—		—		3,131
Marine	179	—		—		179
Media	1,847	—		—		1,847
Metals & Mining	4,880	—		—		4,880
Multi-Line Retail	994	—		—		994
Multi-Utilities	1,417	—		—		1,417
Oil, Gas & Consumable Fuels	11,932	—		—		11,932
Paper & Forest Products	207	—		—		207
Personal Products	1,270	—		—		1,270
Pharmaceuticals	7,738	—		—		7,738
Professional Services	1,699	—		—		1,699
Real Estate Management & Development	841	—		—		841
Road & Rail	2,003	—		—		2,003
Semiconductors & Semiconductor Equipment	6,797	—		—		6,797
Software	9,454	12		—		9,466
Specialty Retail	2,893	—		—		2,893
Tech Hardware, Storage & Peripherals	7,030	—		—		7,030
Textiles, Apparel & Luxury Goods	2,744	—		—		2,744
Tobacco	1,162	—		—		1,162
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Trading Companies & Distributors	$734	$—	$—		$734
Transportation Infrastructure	4,029	—	—		4,029
Water Utilities	136	—	—		136
Wireless Telecommunication Services	468	—	—		468
Total Common Stocks	185,296	19	—	†	185,315 †
Preferred Stocks
Internet & Direct Marketing Retail	4	—	—		4
Rights	— @	— @	—		— @
Warrants	7	—	—		7
Short-Term Investments
Investment Company	54,468	—	—		54,468
U.S. Treasury Security	—	2,126	—		2,126
Total Short-Term Investments	54,468	2,126	—		56,594
Foreign Currency Forward Exchange Contracts	—	1,380	—		1,380
Futures Contracts	1,003	—	—		1,003
Interest Rate Swap Agreements	—	1,384	—		1,384
Total Return Swap Agreements	—	1,360	—		1,360
Total Assets	240,778	180,884	—	†	421,662 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1,352)	—		(1,352)
Futures Contracts	(581)	—	—		(581)
Interest Rate Swap Agreements	—	(1,146)	—		(1,146)
Total Return Swap Agreements	—	(3,424)	—		(3,424)
Total Liabilities	(581)	(5,922)	—		(6,503)
Total	$240,197	$174,962	$—	†	$415,159 †

@  Value is less than $500.

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$1,380
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	74	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	929	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	1,384	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	1,360
Total			$5,127
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(1,352)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(581	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(1,146	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(3,424)
Total			$(6,503)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$294
Commodity Risk	Futures Contracts	193
Equity Risk	Futures Contracts	3,416
Interest Rate Risk	Futures Contracts	1,683
Equity Risk	Swap Agreements	20,787
Interest Rate Risk	Swap Agreements	(1,055)
Total		$25,318
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(403)
Commodity Risk	Futures Contracts	(26)
Equity Risk	Futures Contracts	(159)
Interest Rate Risk	Futures Contracts	374
Equity Risk	Swap Agreements	(1,554)
Interest Rate Risk	Swap Agreements	(478)
Total		$(2,246)

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$1,380	$(1,352)
Swap Agreements	1,360	(3,424)
Total	$2,740	$(4,776)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$126	$(5)	$—	$121
Bank of New York Mellon	6	—	—	6
Barclays Bank PLC	297	(25)	(272)	0
BNP Paribas SA	93	(93)	—	0
Commonwealth Bank of Australia	3	—	—	3
Credit Suisse International	2	—	—	2
Goldman Sachs International	86	(86)	—	0
JPMorgan Chase Bank NA	2,097	(1,211)	(886)	0
State Street Bank and Trust Co.	1	—	—	1
UBS AG	29	(29)	—	0
Total	$2,740	$(1,449)	$(1,158)	$133
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(d) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$5	$(5)	$—	$0
Barclays Bank PLC	60	(25)	—	35
BNP Paribas SA	812	(93)	(330)	389
Citibank NA	63	—	—	63
Goldman Sachs International	2,032	(86)	(1,922)	24
JPMorgan Chase Bank NA	1,211	(1,211)	—	0
Royal Bank of Canada	84	—	—	84
UBS AG	509	(29)	(429)	51
Total	$4,776	$(1,449)	$(2,681)	$646

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$140,753,000
Futures Contracts:
Average monthly notional value	$140,301,000
Swap Agreements:
Average monthly notional amount	$94,669,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.74% for Class I shares, 1.09% for Class A shares, 1.59% for Class L shares, 1.84% for Class C shares and 0.71% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $7,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $138,367,000 and

$129,177,000, respectively. For the six months ended March 31, 2021, purchases and sales of long-term U.S. Government securities were approximately $107,693,000 and $100,991,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $30,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$44,327	$198,762	$188,621	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$54,468

During the six months ended March 31, 2021, the Fund incurred approximately $2,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,926	$1,055	$9,365	$25,784

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to wash sale adjustments, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$2	$(2)

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$4,953	$—

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 76.3%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTGSSAN
3565606 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	25
Liquidity Risk Management Program	32
U.S. Customer Privacy Notice	33
Trustee and Officer Information	36

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in High Yield Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

High Yield Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period		Hypothetical Expenses Paid During Period		Net Expense Ratio During Period***
High Yield Portfolio Class I	$1,000.00	$1,077.80	$1,021.69	$3.37	*	$3.28	*	0.65%
High Yield Portfolio Class A	1,000.00	1,076.10	1,019.95	5.18	*	5.04	*	1.00
High Yield Portfolio Class L	1,000.00	1,074.70	1,018.70	6.47	*	6.29	*	1.25
High Yield Portfolio Class C	1,000.00	1,071.10	1,016.36	8.88	*	8.65	*	1.72
High Yield Portfolio Class IS	1,000.00	1,078.00	1,021.84	3.21	*	3.13	*	0.62
High Yield Portfolio Class IR	1,000.00	1,078.00	1,021.84	3.21	*	3.13	*	0.62
High Yield Portfolio Class W^	1,000.00	1,044.30	1,018.49	0.00	**	0.00	**	0.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 135/365 (to reflect the actual days accrued in the period).

***  Annualized.

^  The Fund commenced offering of Class W Shares on November 16, 2020.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.7%)
Corporate Bonds (96.2%)
Basic Materials (5.6%)
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)	$300	$323
Avient Corp.
5.75%, 5/15/25 (a)	500	532
Axalta Coating Systems LLC
3.38%, 2/15/29 (a)	250	244
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27 (a)	225	235
Chemours Co. (The)
5.75%, 11/15/28 (a)	650	686
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	500	546
First Quantum Minerals Ltd.,
6.88%, 10/15/27 (a)	250	268
7.50%, 4/1/25 (a)	500	517
HB Fuller Co.
4.25%, 10/15/28	300	305
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)	365	380
6.13%, 4/1/29 (a)	385	412
IAMGOLD Corp.
5.75%, 10/15/28 (a)	550	558
Innophos Holdings, Inc.
9.38%, 2/15/28 (a)	1,000	1,081
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (a)	400	410
6.50%, 5/1/25 (a)	300	319
Kraton Polymers LLC/Kraton Polymers Capital Corp.
4.25%, 12/15/25 (a)	300	302
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	517
Novelis Corp.
4.75%, 1/30/30 (a)	500	516
Olin Corp.
9.50%, 6/1/25 (a)	425	525
PQ Corp.
5.75%, 12/15/25 (a)	575	590
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	750	798
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	542
		10,606
Communications (11.6%)
Altice Financing SA
5.00%, 1/15/28 (a)	550	544
Altice France SA
5.13%, 1/15/29 (a)	250	254
	Face Amount (000)	Value (000)
Arches Buyer, Inc.
6.13%, 12/1/28 (a)	$200	$206
Avaya, Inc.
6.13%, 9/15/28 (a)	500	532
Block Communications, Inc.
4.88%, 3/1/28 (a)	550	561
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	500	534
Cable One, Inc.
4.00%, 11/15/30 (a)	250	248
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	400	423
CenturyLink, Inc.
4.00%, 2/15/27 (a)	375	384
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	425	421
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (a)	250	252
9.25%, 2/15/24	430	448
CSC Holdings LLC
5.75%, 1/15/30 (a)	985	1,039
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	650	339
DISH DBS Corp.
7.75%, 7/1/26	500	552
Entercom Media Corp.
6.50%, 5/1/27 (a)	900	933
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	800	816
GCI LLC
4.75%, 10/15/28 (a)	300	308
Gray Television, Inc.
5.88%, 7/15/26 (a)	250	259
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	750	773
Lamar Media Corp.
4.00%, 2/15/30	250	250
LCPR Senior Secured Financing DAC,
5.13%, 7/15/29 (a)	300	306
6.75%, 10/15/27 (a)	800	854
Level 3 Financing, Inc.
4.63%, 9/15/27 (a)	500	515
MDC Partners, Inc.
7.50%, 5/1/24 (a)(b)	1,039	1,056
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,000	1,043
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	500	525
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	723

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Communications (cont'd)
Radiate Holdco LLC / Radiate Finance, Inc.
6.50%, 9/15/28 (a)	$750	$793
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	500	528
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	250	263
Switch Ltd.
3.75%, 9/15/28 (a)	300	296
TEGNA, Inc.,
4.63%, 3/15/28	450	459
5.00%, 9/15/29	300	312
TripAdvisor, Inc.
7.00%, 7/15/25 (a)	175	190
Univision Communications, Inc.,
6.63%, 6/1/27 (a)	425	455
9.50%, 5/1/25 (a)	850	935
UPC Holding BV
5.50%, 1/15/28 (a)	250	259
Urban One, Inc.
7.38%, 2/1/28 (a)	800	829
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	900	900
Ziggo Bond Co. BV
5.13%, 2/28/30 (a)	525	537
Ziggo BV
4.88%, 1/15/30 (a)	350	358
		22,212
Consumer, Cyclical (25.6%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	535
Adient US LLC
9.00%, 4/15/25 (a)	275	306
American Airlines Group, Inc.
5.00%, 6/1/22 (a)	250	246
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	1,000	1,065
American Axle & Manufacturing, Inc.
6.88%, 7/1/28	650	683
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	250	259
Aramark Services, Inc.,
4.75%, 6/1/26	250	257
6.38%, 5/1/25 (a)	400	425
Asbury Automotive Group, Inc.
4.75%, 3/1/30	250	259
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 1/15/28 (a)	725	774
At Home Holding III, Inc.
8.75%, 9/1/25 (a)	750	820
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	825	854
	Face Amount (000)	Value (000)
Beacon Roofing Supply, Inc.
4.88%, 11/1/25 (a)	$500	$512
Beazer Homes USA, Inc.
5.88%, 10/15/27	750	778
Boyd Gaming Corp.,
4.75%, 12/1/27	200	204
6.00%, 8/15/26	500	522
Boyne USA, Inc.
7.25%, 5/1/25 (a)	830	865
Burlington Coat Factory Warehouse Corp.
6.25%, 4/15/25 (a)	250	265
Carvana Co.
5.88%, 10/1/28 (a)	600	616
CCM Merger, Inc.
6.38%, 5/1/26 (a)	500	532
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	750	805
Century Communities, Inc.
6.75%, 6/1/27	300	320
Core & Main Holdings LP
8.63% Cash, 9.38% PIK, 9/15/24 (a)(c)	350	356
Dana, Inc.
5.38%, 11/15/27	500	526
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	575	608
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/28 (a)	750	816
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,317
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	368
Empire Communities Corp.
7.00%, 12/15/25 (a)	550	581
FelCor Lodging LP
6.00%, 6/1/25	250	257
Ferrellgas Escrow LLC / FG Operating Finance Escrow Corp.
5.88%, 4/1/29 (a)	950	939
Ford Motor Co.,
8.50%, 4/21/23	500	558
9.00%, 4/22/25	750	909
Ford Motor Credit Co. LLC
4.13%, 8/17/27	250	259
Forestar Group, Inc.
5.00%, 3/1/28 (a)	500	520
Foundation Building Materials, Inc.
6.00%, 3/1/29 (a)	375	371
G-III Apparel Group Ltd.
7.88%, 8/15/25 (a)	400	436
Guitar Center, Inc.
8.50%, 1/15/26 (a)	175	185
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	$250	$269
Hawaiian Brand Intellectual Property Ltd/HawaiianMiles Loyalty Ltd
5.75%, 1/20/26 (a)	500	532
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	243
Installed Building Products, Inc.
5.75%, 2/1/28 (a)	250	262
Interface, Inc.
5.50%, 12/1/28 (a)	200	207
International Game Technology PLC
5.25%, 1/15/29 (a)	375	392
IRB Holding Corp.
7.00%, 6/15/25 (a)	500	539
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	794
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	275
L Brands, Inc.
6.95%, 3/1/33	750	838
LBM Acquisition LLC
6.25%, 1/15/29 (a)	550	567
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	523
Lions Gate Capital Holdings LLC
5.50%, 4/15/29 (a)(d)	750	752
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	500	520
Macy's, Inc.
8.38%, 6/15/25 (a)	750	830
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25 (a)	450	479
Mattamy Group Corp.
5.25%, 12/15/27 (a)	500	525
Mclaren Finance PLC
5.75%, 8/1/22 (a)	550	540
Meritor, Inc.,
4.50%, 12/15/28 (a)	120	121
6.25%, 6/1/25 (a)	250	267
MGM Resorts International,
5.50%, 4/15/27	327	352
6.75%, 5/1/25	250	270
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.50%, 6/20/27 (a)	750	823
Mohegan Gaming & Entertainment
8.00%, 2/1/26 (a)	550	555
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,000	1,030
National CineMedia LLC
5.75%, 8/15/26	500	437
	Face Amount (000)	Value (000)
New Home Co., Inc. (The)
7.25%, 10/15/25 (a)	$750	$778
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	465	501
Park River Holdings, Inc.
5.63%, 2/1/29 (a)	450	437
Performance Food Group, Inc.,
5.50%, 10/15/27 (a)	300	314
6.88%, 5/1/25 (a)	500	535
PetSmart, Inc./PetSmart Finance Corp.,
4.75%, 2/15/28 (a)	250	256
7.75%, 2/15/29 (a)	250	271
Picasso Finance Sub, Inc.
6.13%, 6/15/25 (a)	563	599
Powdr Corp.
6.00%, 8/1/25 (a)	750	793
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	475	491
Rite Aid Corp.,
7.50%, 7/1/25 (a)	275	286
8.00%, 11/15/26 (a)	380	400
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	250	258
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	241
8.25%, 3/15/26 (a)	500	537
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	500	501
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 9/20/25 (a)	500	566
Station Casinos LLC
4.50%, 2/15/28 (a)	550	549
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	810	793
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	405
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	250	277
Tempur Sealy International, Inc.
4.00%, 4/15/29 (a)	350	349
Tenneco, Inc.,
5.13%, 4/15/29 (a)	325	321
7.88%, 1/15/29 (a)	325	365
Titan International, Inc.
6.50%, 11/30/23	1,000	1,015
United Airlines Holdings, Inc.
4.88%, 1/15/25	250	255
Vail Resorts, Inc.
6.25%, 5/15/25 (a)	575	614
White Cap Buyer LLC
6.88%, 10/15/28 (a)	300	319

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Winnebago Industries, Inc.
6.25%, 7/15/28 (a)	$550	$590
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (a)	500	509
6.38%, 5/15/25 (a)	300	320
Wyndham Destinations, Inc.
4.63%, 3/1/30 (a)	500	519
		48,814
Consumer, Non-Cyclical (13.1%)
Acadia Healthcare Co., Inc.
5.50%, 7/1/28 (a)	500	527
AdaptHealth LLC,
4.63%, 8/1/29 (a)	500	498
6.13%, 8/1/28 (a)	350	372
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	835
Air Methods Corp.
8.00%, 5/15/25 (a)	800	754
Akumin, Inc.
7.00%, 11/1/25 (a)	500	533
Albertsons Cos., Inc./Safeway, Inc./ New Albertson's, Inc./Albertson's LLC
5.88%, 2/15/28 (a)	250	267
Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)(d)	500	508
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	200	200
Bausch Health Cos, Inc.
9.00%, 12/15/25 (a)	450	490
Catalent Pharma Solutions, Inc.,
3.13%, 2/15/29 (a)	250	240
5.00%, 7/15/27 (a)	250	262
Central Garden & Pet Co.
5.13%, 2/1/28	450	476
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/28 (a)	550	572
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	700	730
CHS/Community Health Systems, Inc.
6.88%, 4/15/29 (a)	450	472
CPI CG, Inc.
8.63%, 3/15/26 (a)	500	525
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	500	529
Emergent BioSolutions, Inc.
3.88%, 8/15/28 (a)	275	269
Encompass Health Corp.
4.63%, 4/1/31	150	155
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	701
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc.
6.13%, 4/1/29 (a)	500	505
	Face Amount (000)	Value (000)
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	$500	$517
Garda World Security Corp.
9.50%, 11/1/27 (a)	900	998
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	1,000	1,027
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	364
Harsco Corp.
5.75%, 7/31/27 (a)	600	615
Jaguar Holding Co. II/PPD Development LP
5.00%, 6/15/28 (a)	300	313
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	250	259
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	815
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.
7.88%, 10/1/22 (a)	800	791
Nielsen Finance LLC/Nielsen Finance Co.
5.63%, 10/1/28 (a)	500	527
Owens & Minor, Inc.
4.50%, 3/31/29 (a)	175	176
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	400	429
Post Holdings, Inc.
5.50%, 12/15/29 (a)	150	161
Providence Service Corp. (The)
5.88%, 11/15/25 (a)	350	369
RP Escrow Issuer LLC
5.25%, 12/15/25 (a)	500	519
Select Medical Corp.
6.25%, 8/15/26 (a)	500	532
Service Corp. International
5.13%, 6/1/29	250	269
Signal Parent, Inc.
6.13%, 4/1/29 (a)(d)	600	596
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 3/1/29 (a)	500	505
Sotheby's
7.38%, 10/15/27 (a)	450	487
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	500	529
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	650	666
10.00%, 4/15/27 (a)	700	773
Teleflex, Inc.
4.88%, 6/1/26	150	154
Tenet Healthcare Corp.
6.13%, 10/1/28 (a)	250	261

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	$540	$517
TMS International Holding Corp.
7.25%, 8/15/25 (a)	1,000	1,023
US Foods, Inc.
6.25%, 4/15/25 (a)	436	468
		25,080
Diversified (0.5%)
Trident TPI Holdings, Inc. 6.63%, 11/1/25 (a)	1,000	1,021
Energy (12.0%)
Archrock Partners LP/Archrock Partners Finance Corp.,
6.25%, 4/1/28 (a)	200	204
6.88%, 4/1/27 (a)	300	313
Baytex Energy Corp.
5.63%, 6/1/24 (a)	1,000	942
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	875
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	200	202
CNX Resources Corp.
6.00%, 1/15/29 (a)	750	781
Comstock Resources, Inc.
6.75%, 3/1/29 (a)	500	513
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	825	843
Endeavor Energy Resources LP/EER Finance, Inc.,
5.75%, 1/30/28 (a)	650	688
6.63%, 7/15/25 (a)	250	268
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	1,177
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	840	888
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 2/1/29 (a)	275	278
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	700	725
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
10.00%, 2/29/24 (a)	218	229
11.50%, 2/28/25 (a)	992	1,007
Matador Resources Co.
5.88%, 9/15/26	800	780
Murphy Oil Corp.,
5.75%, 8/15/25	110	110
5.88%, 12/1/27	200	196
6.38%, 7/15/28	800	802
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	524
	Face Amount (000)	Value (000)
NuStar Logistics LP
6.38%, 10/1/30	$900	$975
Occidental Petroleum Corp.,
2.90%, 8/15/24	875	867
3.20%, 8/15/26	270	260
6.13%, 1/1/31	1,405	1,554
6.95%, 7/1/24	875	962
Oceaneering International, Inc.
6.00%, 2/1/28	775	743
Parkland Corp.
4.50%, 10/1/29 (a)	250	251
Parkland Fuel Corp.
5.88%, 7/15/27 (a)	250	267
PBF Holding Co. LLC/PBF Finance Corp., Series WI
6.00%, 2/15/28	750	555
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	500	502
Sunoco LP / Sunoco Finance Corp.
4.50%, 5/15/29 (a)	200	200
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
6.00%, 12/31/30 (a)	375	371
7.50%, 10/1/25 (a)	250	270
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
4.88%, 2/1/31 (a)	400	406
5.50%, 3/1/30	500	525
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	250	252
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	750	710
Viper Energy Partners LP
5.38%, 11/1/27 (a)	830	865
		22,880
Finance (7.5%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	940	1,022
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27 (a)	650	693
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	700	735
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	508	523
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/28 (a)	400	434
Fly Leasing Ltd.
5.25%, 10/15/24	675	690
Freedom Mortgage Corp.,
7.63%, 5/1/26 (a)	325	341
8.25%, 4/15/25 (a)	500	522

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	$600	$646
Howard Hughes Corp. (The)
4.13%, 2/1/29 (a)	300	294
HUB International Ltd.
7.00%, 5/1/26 (a)	482	501
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
4.38%, 2/1/29 (a)	350	342
5.25%, 5/15/27	250	259
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	310
iStar, Inc.
4.25%, 8/1/25	250	252
LD Holdings Group LLC,
6.13%, 4/1/28 (a)	250	254
6.50%, 11/1/25 (a)	350	367
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	300	303
MGIC Investment Corp.
5.25%, 8/15/28	300	312
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
4.63%, 6/15/25 (a)	150	158
5.75%, 2/1/27	325	359
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	500	527
NMI Holdings, Inc.
7.38%, 6/1/25 (a)	400	462
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	750	764
PennyMac Financial Services, Inc.
5.38%, 10/15/25 (a)	500	519
Radian Group, Inc.
6.63%, 3/15/25	250	280
RHP Hotel Properties LP/RHP Finance Corp.,
4.50%, 2/15/29 (a)	250	252
4.75%, 10/15/27	250	256
SBA Communications Corp., Series WI
3.88%, 2/15/27	300	307
StoneX Group, Inc.
8.63%, 6/15/25 (a)	749	792
United Wholesale Mortgage LLC
5.50%, 4/15/29 (a)	275	275
Vertical US Newco, Inc.
5.25%, 7/15/27 (a)	550	577
		14,328
Industrials (16.6%)
American Woodmark Corp. 4.88%, 3/15/26 (a)	250	257
	Face Amount (000)	Value (000)
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	$1,000	$1,004
Arcosa, Inc.
4.38%, 4/15/29 (a)	140	140
Bombardier, Inc.
6.13%, 1/15/23 (a)	600	625
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	1,000	1,010
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	418
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	500	525
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	517
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	850	836
Core & Main LP
6.13%, 8/15/25 (a)	500	514
Cornerstone Building Brands, Inc.
6.13%, 1/15/29 (a)	275	293
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	800	842
Dycom Industries, Inc.
4.50%, 4/15/29 (a)(d)	400	402
EnerSys
4.38%, 12/15/27 (a)	350	359
EnPro Industries, Inc.
5.75%, 10/15/26	400	425
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	600	611
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	688	710
GPC Merger Sub, Inc.
7.13%, 8/15/28 (a)	550	586
Greif, Inc.
6.50%, 3/1/27 (a)	175	185
Griffon Corp.
5.75%, 3/1/28	750	799
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	800	820
Hillenbrand, Inc.
3.75%, 3/1/31	350	343
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC
6.00%, 9/15/28 (a)	500	517
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	1,075	1,135
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	1,060
KBR, Inc.
4.75%, 9/30/28 (a)	330	336
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	1,000

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
Koppers, Inc.
6.00%, 2/15/25 (a)	$750	$774
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	791
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	575	621
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,000	1,001
Moog, Inc.
4.25%, 12/15/27 (a)	500	511
New Enterprise Stone & Lime Co., Inc.,
6.25%, 3/15/26 (a)	575	590
9.75%, 7/15/28 (a)	500	562
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27 (a)	500	545
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	500	533
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	750	773
SRM Escrow Issuer LLC
6.00%, 11/1/28 (a)	550	577
Standard Industries, Inc.
5.00%, 2/15/27 (a)	250	261
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	350	377
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29 (a)	500	523
TopBuild Corp.
3.63%, 3/15/29 (a)	350	347
TransDigm, Inc.
5.50%, 11/15/27	750	777
TriMas Corp.
4.13%, 4/15/29 (a)	500	501
Triumph Group, Inc.,
6.25%, 9/15/24 (a)	500	509
8.88%, 6/1/24 (a)	275	310
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	550	598
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	850	840
Tutor Perini Corp.
6.88%, 5/1/25 (a)	750	776
US Concrete, Inc.
5.13%, 3/1/29 (a)	375	387
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	333
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	488
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	750	792
	Face Amount (000)	Value (000)
XPO Logistics, Inc.
6.25%, 5/1/25 (a)	$300	$323
		31,689
Technology (2.9%)
Boxer Parent Co., Inc.
7.13%, 10/2/25 (a)	725	779
BY Crown Parent LLC
7.38%, 10/15/24 (a)	428	437
CDK Global, Inc.
5.25%, 5/15/29 (a)	250	268
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	225	220
Diebold Nixdorf, Inc.,
8.50%, 4/15/24	350	358
9.38%, 7/15/25 (a)	325	363
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	264
J2 Global, Inc.
4.63%, 10/15/30 (a)	800	809
NCR Corp.
5.13%, 4/15/29 (a)(d)	250	252
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	200	206
Playtika Holding Corp.
4.25%, 3/15/29 (a)	650	642
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	425	433
Synaptics, Inc.
4.00%, 6/15/29 (a)	125	124
Unisys Corp.
6.88%, 11/1/27 (a)	375	412
		5,567
Utilities (0.8%)
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	950	954
PG&E Corp.
5.25%, 7/1/30	500	531
		1,485
		183,682
Variable Rate Senior Loan Interests (2.5%)
Communication Services (0.2%)
CommScope, Inc., 2019 Term B
1 Month USD LIBOR + 3.25%, 3.36%, 4/6/26 (e)	345	343
Communications (0.4%)
Terrier Media Buyer, Inc., Term B
1 Month USD LIBOR + 3.50%, 3.61%, 12/17/26 (e)	700	695

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (0.6%)
Playa Resorts Holding BV, 2017 Term Loan B 3 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (e)	$627	$604
Topgolf International, Inc., Term B 3 Month USD LIBOR + 6.25%, 7.00%, 2/8/26 (e)	490	500
		1,104
Consumer, Non-Cyclical (0.3%)
H Food Holdings LLC, 2018 Term Loan B 1 Month USD LIBOR + 3.69%, 3.80%, 5/23/25 (e)	656	651
Energy (0.0%)
Gavilan Resources LLC, 2nd Lien Term 3 Month USD LIBOR + 6.00%, 7.00%, 3/1/24 (e)(f)(g)	1,000	—
Industrials (1.0%)
Airxcel, Inc., 1st Lien Term 3 Month USD LIBOR + 4.50%, 4.61%, 4/28/25 (e)	631	630
Associated Asphalt Partners LLC, Term B 3 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (e)	960	899
Titan Acquisition Limited, 2018 Term Loan B 3 Month USD LIBOR + 3.00%, 3.27%, 3/28/25 (e)	509	500
		2,029
		4,822
Total Fixed Income Securities (Cost $182,890)		188,504
	Shares
Common Stocks (0.3%)
Auto Components (0.0%)
Exide Technologies (h)	592	0
Equity Real Estate Investment Trusts (REITs) (0.1%)
American Gilsonite Co. (h)	500	128
Machinery (0.0%)
Iracore International Holdings, Inc., Class A (h)(i)	470	23
Oil, Gas & Consumable Fuels (0.1%)
Lonestar Resources US, Inc. (h)	42,816	240
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (h)	2,826	26
Transportation (0.1%)
Syncreon Group BV/Syncreon Global Finance US, Inc. (h)	1,441	117
Total Common Stocks (Cost $255)		534
	No. of Warrants	Value (000)
Warrant (0.0%)
Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (Cost $—)	2,266	$50
	Shares
Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $402)	402,485	402
Total Investments (99.2%) (Cost $183,547) (j)(k)		189,490
Other Assets in Excess of Liabilities (0.8%)		1,523
Net Assets (100.0%)		$191,013

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(c)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(d)  When-issued security.

(e)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(f)  Non-income producing security; bond in default.

(g)  Issuer in bankruptcy.

(h)  Non-income producing security.

(i)  At March 31, 2021, the Fund held a fair valued security valued at approximately $23,000 representing 0.01% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(j)  Securities are available for collateral in connection with purchase of a when-issued securities.

(k)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,168,000 and the aggregate gross unrealized depreciation is approximately $2,225,000, resulting in net unrealized appreciation of approximately $5,943,000.

LIBOR  London Interbank Offered Rate.

PIK  Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.

REITs  Real Estate Investment Trusts.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

High Yield Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	25.8%
Industrials	16.7
Consumer, Non-Cyclical	13.2
Energy	12.1
Communications	11.7
Finance	7.6
Other*	7.3
Basic Materials	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $183,145)	$189,088
Investment in Security of Affiliated Issuer, at Value (Cost $402)	402
Total Investments in Securities, at Value (Cost $183,547)	189,490
Cash	644
Interest Receivable	2,998
Receivable for Investments Sold	1,324
Receivable for Fund Shares Sold	262
Receivable from Affiliate	—	@
Other Assets	116
Total Assets	194,834
Liabilities:
Payable for Investments Purchased	3,450
Payable for Fund Shares Redeemed	140
Payable for Advisory Fees	121
Payable for Professional Fees	30
Payable for Sub Transfer Agency Fees — Class I	17
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	13
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	6
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Custodian Fees	7
Other Liabilities	29
Total Liabilities	3,821
Net Assets	$191,013
Net Assets Consist of:
Paid-in-Capital	$199,080
Total Accumulated Loss	(8,067)
Net Assets	$191,013

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

High Yield Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$159,884
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	16,624,768
Net Asset Value, Offering and Redemption Price Per Share	$9.62
CLASS A:
Net Assets	$14,932
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,555,462
Net Asset Value, Redemption Price Per Share	$9.60
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.32
Maximum Offering Price Per Share	$9.92
CLASS L:
Net Assets	$432
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	45,002
Net Asset Value, Offering and Redemption Price Per Share	$9.60
CLASS C:
Net Assets	$7,409
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	772,973
Net Asset Value, Offering and Redemption Price Per Share	$9.59
CLASS IS:
Net Assets	$8,335
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	866,530
Net Asset Value, Offering and Redemption Price Per Share	$9.62
CLASS IR:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,141
Net Asset Value, Offering and Redemption Price Per Share	$9.62
CLASS W:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,086
Net Asset Value, Offering and Redemption Price Per Share	$9.62

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

High Yield Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$5,930
Dividends from Securities of Unaffiliated Issuers	11
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	5,941
Expenses:
Advisory Fees (Note B)	563
Sub Transfer Agency Fees — Class I	91
Sub Transfer Agency Fees — Class A	8
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	3
Professional Fees	79
Administration Fees (Note C)	75
Shareholder Services Fees — Class A (Note D)	19
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	37
Registration Fees	42
Pricing Fees	16
Shareholder Reporting Fees	13
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Class W (Note E)	1
Custodian Fees (Note F)	8
Trustees' Fees and Expenses	3
Interest Expenses	3
Other Expenses	11
Total Expenses	983
Waiver of Advisory Fees (Note B)	(229)
Reimbursement of Class Specific Expenses — Class I (Note B)	(71)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Class W (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	679
Net Investment Income	5,262
Realized Gain:
Investments Sold	457
Change in Unrealized Appreciation (Depreciation):
Investments	8,251
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	8,708
Net Increase in Net Assets Resulting from Operations	$13,970

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

High Yield Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,262	$11,662
Net Realized Gain (Loss)	457	(12,570)
Net Change in Unrealized Appreciation (Depreciation)	8,251	(417)
Net Increase (Decrease) in Net Assets Resulting from Operations	13,970	(1,325)
Dividends and Distributions to Shareholders:
Class I	(4,612)	(10,175)
Class A	(422)	(1,185)
Class L	(11)	(25)
Class C	(178)	(300)
Class IS	(181)	(284)
Class IR	(— @)	(1)
Class W	(— @)	—
Total Dividends and Distributions to Shareholders	(5,404)	(11,970)
Capital Share Transactions:(1)
Class I:
Subscribed	15,203	47,804
Distributions Reinvested	4,612	10,167
Redeemed	(22,686)	(66,806)
Class A:
Subscribed	4,536	11,003
Distributions Reinvested	420	1,080
Redeemed	(5,338)	(19,692)
Class L:
Distributions Reinvested	11	25
Redeemed	(23)	(40)
Class C:
Subscribed	971	4,023
Distributions Reinvested	177	297
Redeemed	(1,719)	(1,823)
Class IS:
Subscribed	2,442	13,072
Distributions Reinvested	181	284
Redeemed	(23)	(9,316)
Class IR:
Distributions Reinvested	— @	1
Class W:
Subscribed	10 (a)	—
Distributions Reinvested	— @	—
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,226)	(9,921)
Total Increase (Decrease) in Net Assets	7,340	(23,216)
Net Assets:
Beginning of Period	183,673	206,889
End of Period	$191,013	$183,673

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

High Yield Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,595	5,249
Shares Issued on Distributions Reinvested	490	1,101
Shares Redeemed	(2,391)	(7,471)
Net Decrease in Class I Shares Outstanding	(306)	(1,121)
Class A:
Shares Subscribed	481	1,208
Shares Issued on Distributions Reinvested	45	117
Shares Redeemed	(562)	(2,234)
Net Decrease in Class A Shares Outstanding	(36)	(909)
Class L:
Shares Issued on Distributions Reinvested	1	3
Shares Redeemed	(2)	(5)
Net Decrease in Class L Shares Outstanding	(1)	(2)
Class C:
Shares Subscribed	102	466
Shares Issued on Distributions Reinvested	19	32
Shares Redeemed	(182)	(201)
Net Increase (Decrease) in Class C Shares Outstanding	(61)	297
Class IS:
Shares Subscribed	254	1,547
Shares Issued on Distributions Reinvested	19	32
Shares Redeemed	(2)	(1,014)
Net Increase in Class IS Shares Outstanding	271	565
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@
Class W:
Shares Subscribed	1 (a)	—
Shares Issued on Distributions Reinvested	— @@	—
Net Increase in Class W Shares Outstanding	1	—

@  Amount is less than $500.

@@  Amount is less than 500 shares.

(a)  For the period November 16, 2020 to March 31, 2021.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.19		$9.78		$9.96		$10.15		$9.92		$9.80
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.57		0.63		0.65		0.70		0.67
Net Realized and Unrealized Gain (Loss)	0.44		(0.57)		(0.19)		(0.16)		0.20		0.13
Total from Investment Operations	0.71		0.00		0.44		0.49		0.90		0.80
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.59)		(0.62)		(0.68)		(0.67)		(0.68)
Net Asset Value, End of Period	$9.62		$9.19		$9.78		$9.96		$10.15		$9.92
Total Return(3)	7.78	%(7)	0.15%		4.68%		5.01%		9.40%		8.72%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$159,884		$155,539		$176,483		$149,683		$64,007		$49,990
Ratio of Expenses Before Expense Limitation	0.98	%(8)	1.02%		0.98%		1.00%		1.06%		1.02%
Ratio of Expenses After Expense Limitation	0.65	%(4)(8)	0.65	%(4)	0.65	%(4)	0.65	%(4)	0.66	%(4)	0.66	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.65	%(4)(8)	0.65	%(4)	0.65	%(4)	0.65	%(4)	0.65	%(4)	N/A
Ratio of Net Investment Income	5.67	%(4)(8)	6.20	%(4)	6.51	%(4)	6.49	%(4)	7.01	%(4)	7.09	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	69%		42%		39%		73%		74%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to January 4, 2016, the maximum ratio was 0.75% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.17		$9.76		$9.94		$10.13		$9.90		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.25		0.55		0.60		0.61		0.67		0.64
Net Realized and Unrealized Gain (Loss)	0.44		(0.58)		(0.20)		(0.16)		0.20		0.12
Total from Investment Operations	0.69		(0.03)		0.40		0.45		0.87		0.76
Distributions from and/or in Excess of:
Net Investment Income	(0.26)		(0.56)		(0.58)		(0.64)		(0.64)		(0.64)
Net Asset Value, End of Period	$9.60		$9.17		$9.76		$9.94		$10.13		$9.90
Total Return(3)	7.61	%(7)	(0.22)%		4.28%		4.64%		9.04%		8.24%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,932		$14,595		$24,401		$30,242		$68,878		$59,139
Ratio of Expenses Before Expense Limitation	1.24	%(8)	1.31%		1.23%		1.29%		1.34%		1.33%
Ratio of Expenses After Expense Limitation	1.00	%(4)(8)	1.00	%(4)	0.99	%(4)	1.00	%(4)	1.01	%(4)	1.02	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99	%(4)(8)	1.00	%(4)	0.99	%(4)	1.00	%(4)	1.00	%(4)	N/A
Ratio of Net Investment Income	5.33	%(4)(8)	5.87	%(4)	6.17	%(4)	6.14	%(4)	6.65	%(4)	6.76	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	69%		42%		39%		73%		74%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class A shares. Prior to January 4, 2016, the maximum ratio was 1.10% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.17		$9.76		$9.94		$10.13		$9.91		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.24		0.52		0.57		0.59		0.64		0.62
Net Realized and Unrealized Gain (Loss)	0.44		(0.58)		(0.19)		(0.16)		0.19		0.13
Total from Investment Operations	0.68		(0.06)		0.38		0.43		0.83		0.75
Distributions from and/or in Excess of:
Net Investment Income	(0.25)		(0.53)		(0.56)		(0.62)		(0.61)		(0.62)
Net Asset Value, End of Period	$9.60		$9.17		$9.76		$9.94		$10.13		$9.91
Total Return(3)	7.47	%(7)	(0.46)%		4.06%		4.37%		8.75%		7.95%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$432		$425		$468		$504		$502		$628
Ratio of Expenses Before Expense Limitation	1.86	%(8)	1.91%		1.86%		1.91%		1.90%		1.83%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	1.25	%(4)	1.26	%(4)	1.28	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.25	%(4)(8)	1.25	%(4)	1.25	%(4)	1.25	%(4)	1.25	%(4)	N/A
Ratio of Net Investment Income	5.08	%(4)(8)	5.60	%(4)	5.93	%(4)	5.90	%(4)	6.40	%(4)	6.51	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	69%		42%		39%		73%		74%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class L shares. Prior to January 4, 2016, the maximum ratio was 1.35% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.16		$9.75		$9.93		$10.12		$9.89		$9.78
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.22		0.46		0.52		0.54		0.59		0.57
Net Realized and Unrealized Gain (Loss)	0.43		(0.56)		(0.19)		(0.16)		0.20		0.12
Total from Investment Operations	0.65		(0.10)		0.33		0.38		0.79		0.69
Distributions from and/or in Excess of:
Net Investment Income	(0.22)		(0.49)		(0.51)		(0.57)		(0.56)		(0.58)
Net Asset Value, End of Period	$9.59		$9.16		$9.75		$9.93		$10.12		$9.89
Total Return(3)	7.11	%(7)	(0.93)%		3.55%		3.91%		8.24%		7.47%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,409		$7,633		$5,226		$5,811		$3,585		$2,908
Ratio of Expenses Before Expense Limitation	1.96	%(8)	2.02%		1.98%		2.01%		2.09%		2.12%
Ratio of Expenses After Expense Limitation	1.72	%(4)(8)	1.74	%(4)	1.74	%(4)	1.73	%(4)	1.76	%(4)	1.77	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.72	%(4)(8)	1.74	%(4)	1.74	%(4)	1.73	%(4)	1.75	%(4)	N/A
Ratio of Net Investment Income	4.60	%(4)(8)	5.06	%(4)	5.43	%(4)	5.41	%(4)	5.90	%(4)	6.00	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	69%		42%		39%		73%		74%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class C shares. Prior to January 4, 2016, the maximum ratio was 1.85% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.19		$9.78		$9.96		$10.15		$9.92		$9.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.27		0.55		0.64		0.65		0.69		0.67
Net Realized and Unrealized Gain (Loss)	0.44		(0.55)		(0.20)		(0.16)		0.21		0.14
Total from Investment Operations	0.71		0.00		0.44		0.49		0.90		0.81
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.59)		(0.62)		(0.68)		(0.67)		(0.68)
Net Asset Value, End of Period	$9.62		$9.19		$9.78		$9.96		$10.15		$9.92
Total Return(3)	7.80	%(7)	0.18%		4.71%		5.04%		9.43%		8.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,335		$5,471		$301		$865		$560		$13,789
Ratio of Expenses Before Expense Limitation	0.90	%(8)	0.94%		1.11%		1.15%		0.99%		0.93%
Ratio of Expenses After Expense Limitation	0.62	%(4)(8)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.62	%(4)(8)	0.62	%(4)	0.62	%(4)	0.62	%(4)	0.62	%(4)	N/A
Ratio of Net Investment Income	5.72	%(4)(8)	6.20	%(4)	6.55	%(4)	6.52	%(4)	6.93	%(4)	7.05	%(4)(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	30	%(7)	69%		42%		39%		73%		74%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 4, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.62% for Class IS shares. Prior to January 4, 2016, the maximum ratio was 0.72% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the financial statements.
22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class IR
	Six Months Ended March 31, 2021		Year Ended September 30,				Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		September 30, 2018
Net Asset Value, Beginning of Period	$9.19		$9.78		$9.96		$9.93
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.26		0.52		0.56		0.16
Net Realized and Unrealized Gain (Loss)	0.45		(0.52)		(0.12)		0.03
Total from Investment Operations	0.71		0.00		0.44		0.19
Distributions from and/or in Excess of:
Net Investment Income	(0.28)		(0.59)		(0.62)		(0.16)
Net Asset Value, End of Period	$9.62		$9.19		$9.78		$9.96
Total Return(3)	7.80	%(6)	0.18%		4.71%		1.92	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$11		$10		$10		$10
Ratio of Expenses Before Expense Limitation	17.16	%(7)	20.43%		20.17%		18.62	%(7)
Ratio of Expenses After Expense Limitation	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.62	%(4)(7)	0.62	%(4)	0.62	%(4)	0.62	%(4)(7)
Ratio of Net Investment Income	5.45	%(4)(7)	5.70	%(4)	5.80	%(4)	5.75	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)	69%		42%		39	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

High Yield Portfolio

	Class W
Selected Per Share Data and Ratios	Period from November 16, 2020(1) to March 31, 2021 (unaudited)
Net Asset Value, Beginning of Period	$9.43
Income from Investment Operations:
Net Investment Income(2)	0.22
Net Realized and Unrealized Gain	0.18
Total from Investment Operations	0.40
Distributions from and/or in Excess of:
Net Investment Income	(0.21)
Net Asset Value, End of Period	$9.62
Total Return(3)	4.43	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10
Ratio of Expenses Before Expense Limitation	15.01	%(7)
Ratio of Expenses After Expense Limitation	0.00	%(4)(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.00	%(4)(7)
Ratio of Net Investment Income	6.29	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)
Portfolio Turnover Rate	30	%(6)

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the High Yield Portfolio. The Fund seeks total return. The Fund offers seven classes of shares — Class I, Class A, Class L, Class C, Class IS, Class IR and Class W. On November 16, 2020, the Fund commenced offering Class W shares.

The Fund has suspended offering Class L shares for sale to all investors. Class L shareholders of the Fund do not have the option to purchasing additional Class L shares. However, existing Class L shareholders may invest in additional Class L shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$183,682		$—	$183,682
Variable Rate Senior Loan Interests	—	4,822	†	—	4,822	†
Total Fixed Income Securities	—	188,504	†	—	188,504	†
Common Stocks
Auto Components	—	—	†	—	—	†
Equity Real Estate Investment Trusts (REITs)	—	128		—	128
Machinery	—	—		23	23
Oil, Gas & Consumable Fuels	240	—		—	240
Semiconductors & Semiconductor Equipment	—	26		—	26
Transportation	—	117		—	117
Total Common Stocks	240	271	†	23	534	†
Warrant	—	50		—	50
Short-Term Investment
Investment Company	402	—		—	402
Total Assets	$642	$188,825	†	$23	$189,490	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$60
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(37)
Realized gains (losses)	—
Ending Balance	$23
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2021	$(37)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2021:

	Fair Value at March 31, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$23	Market Comparable Companies	Enterprise Value/ EBITDA	5.2x	Increase
			Discount for Lack of Marketability	30.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Senior Loans: Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

4.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency,

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

quarterly, at an annual rate of 0.60% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares, 1.00% for Class A shares, 1.25% for Class L shares, 1.75% for Class C shares, 0.62% for Class IS shares, 0.62% for Class IR shares and 0.00% for Class W shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $229,000 of advisory fees were waived and approximately $75,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $55,531,000 and $55,298,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by less

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,083	$22,132	$22,813	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$402

@  Value is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$11,970	$12,254

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2020.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,067	$—

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $2,758,000 and $12,246,000, respectively, that do not have an expiration date.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 62.1%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continua-

tion of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

34

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

35

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

36

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTHYSAN
3565666 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Intermediate Municipal Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Trustee and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Intermediate Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Intermediate Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Intermediate Municipal Income Portfolio Class I	$1,000.00	$1,012.20	$1,022.89	$2.06	$2.07	0.41%
Intermediate Municipal Income Portfolio Class A	1,000.00	1,009.60	1,020.94	4.01	4.03	0.80
Intermediate Municipal Income Portfolio Class C	1,000.00	1,006.10	1,017.20	7.75	7.80	1.55
Intermediate Municipal Income Portfolio Class IS	1,000.00	1,012.30	1,022.94	2.01	2.02	0.40

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Intermediate Municipal Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (100.0%)
Municipal Bonds (99.0%)
Alabama (2.4%)
Alabama Public School and College Authority, Series A
5.00%, 11/1/31	$250	$337
Black Belt Energy Gas District,
4.00%, 6/1/51 (a)(b)	215	262
		599
Arizona (3.0%)
City of Phoenix Civic Improvement Corp., Series B
5.00%, 7/1/26	190	231
Salt Verde Financial Corp., Senior Gas Revenue Bonds 2007-1
5.00%, 12/1/37	200	277
The Industrial Development Authority of The City of Phoenix, Series 2013 (AMT)
0.18%, 12/1/35 (a)	250	252
		760
California (9.0%)
Bay Area Toll Authority,
0.50%, 4/1/56 (a)	100	100
California County Tobacco Securitization Agency, Series A
4.00%, 6/1/23	175	189
California Health Facilities Financing Authority, Series C
3.00%, 3/1/41 (a)	200	212
5.00%, 10/1/39 (a)	250	299
California Infrastructure & Economic Development Bank,
0.75%, 12/1/50 (a)	125	126
1.20%, 12/1/50 (a)	250	247
City of Los Angeles Department of Airports, Series A
5.00%, 5/15/34	100	130
Los Angeles Department of Airports, California Los Angeles International Airport Subordinate Revenue Bonds, 2018 Series A (AMT)
5.00%, 5/15/28	250	315
Los Angeles Unified School District, Series C
5.00%, 7/1/29	250	330
State of California, Various Purpose General Obligation Refunding Bonds
5.00%, 11/1/30	250	336
		2,284
Colorado (4.3%)
City & County of Denver CO, Airport System Revenue, Series A (AMT)
5.00%, 12/1/26	135	165
	Face Amount (000)	Value (000)
Colorado Health Facilities Authority,
5.00%, 8/1/49 (a)	$300	$347
Series A
5.00%, 1/1/27	105	130
Series E
5.00%, 11/15/24	275	314
Regional Transportation District, Series A
5.00%, 7/15/32	100	127
		1,083
Connecticut (1.6%)
Connecticut State, General Obligation Bonds 2019 Series A
5.00%, 4/15/31	200	255
State of Connecticut Special Tax Revenue, Series B
5.00%, 10/1/27	125	158
		413
Delaware (2.0%)
Delaware State Economic Development Authority,
1.05%, 1/1/31 (a)	250	254
1.25%, 10/1/45 (a)	250	249
		503
District of Columbia (1.1%)
District of Columbia, Series 2015
5.00%, 7/15/24	250	287
Florida (5.9%)
Central Florida Expressway Authority, Series B
4.00%, 7/1/30	160	185
County of Miami-Dade, Aviation Revenue Refunding Bonds Series 2016A
5.00%, 10/1/24	225	259
Series C
5.00%, 4/1/30	250	327
JEA Electric System Revenue, Series B
5.00%, 10/1/27	210	264
Miami-Dade County Industrial Development Authority, Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
Orlando Utilities Commission, Series B
1.25%, 10/1/46 (a)	215	219
		1,504
Georgia (3.7%)
Main Street Natural Gas, Inc., Series A
4.00%, 4/1/48 (a)	250	271
Series B
4.00%, 8/1/49 (a)	250	280

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Intermediate Municipal Income Portfolio

	Face Amount (000)	Value (000)
Georgia (cont'd)
Municipal Electric Authority of Georgia,
5.00%, 1/1/26 - 11/1/29	$300	$385
		936
Illinois (4.1%)
Chicago Board of Education, Series A
5.00%, 12/1/29 - 12/1/34	375	460
County of Cook, Series A
5.00%, 11/15/33	75	97
Illinois Finance Authority, Series A
5.00%, 7/15/30	140	176
State of Illinois, Series B
5.00%, 10/1/30	250	311
		1,044
Kansas (1.0%)
State of Kansas Department of Transportation, Series C-3
1 Month USD LIBOR + 0.40%, 0.48%, 9/1/23 (a)	250	251
Kentucky (2.2%)
County of Trimble, Series A (AMT)
1.30%, 9/1/44 (a)	250	250
Kentucky State Property & Building Commission,
5.00%, 5/1/30	250	308
		558
Louisiana (2.7%)
East Baton Rouge Sewerage Commission, Series A
1.30%, 2/1/41 (a)	125	127
Louisiana Public Facilities Authority, Series A
5.00%, 5/15/50 (a)	250	292
State of Louisiana Gasoline & Fuels Tax Revenue, Series D
0.60%, 5/1/43 (a)	250	251
		670
Maine (0.3%)
Maine Turnpike Authority, Series 2020
5.00%, 7/1/31	50	66
Maryland (0.5%)
Maryland State Transportation Authority, Series A
5.00%, 7/1/31 (b)	100	135
Massachusetts (1.0%)
Massachusetts Development Finance Agency, Series O
5.00%, 12/1/21	255	263
	Face Amount (000)	Value (000)
Michigan (2.5%)
Lansing Board of Water & Light, Series B
2.00%, 7/1/51 (a)	$300	$318
Michigan Finance Authority, Series A
5.00%, 6/1/33	250	324
		642
Minnesota (1.1%)
City of Rochester, Series C
4.50%, 11/15/38 (a)	270	277
Missouri (1.8%)
Health & Educational Facilities Authority of the State of Missouri, Series C
5.00%, 5/1/52 (a)(b)	350	445
Nebraska (1.0%)
Nebraska Public Power District, Series A
0.60%, 1/1/51 (a)	250	251
Nevada (3.4%)
Clark County School District, Nevada General Obligation Building and Refunding Bonds Series 2017A
5.00%, 6/15/25	300	354
County of Clark Department of Aviation, Series D
5.00%, 7/1/23	150	166
Series B
5.00%, 7/1/28	260	328
		848
New Jersey (3.4%)
New Jersey Economic Development Authority, Series D
5.00%, 6/15/30	205	246
Series B (AMT)
1.20%, 11/1/34 (a)	250	254
New Jersey Transportation Trust Fund Authority, Series A
5.50%, 12/15/21	125	130
New Jersey Turnpike Authority, Series B
5.00%, 1/1/31	145	180
State of New Jersey, Series A
4.00%, 6/1/31	50	61
		871
New York (16.1%)
City of New York,
5.00%, 4/1/34	100	131
General Obligation Bonds Fiscal 2018 Series C 5.00%, 8/1/29	250	314

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Intermediate Municipal Income Portfolio

	Face Amount (000)	Value (000)
New York (cont'd)
Hudson Yards Infrastructure Corp., Second Indenture Revenue Bonds Fiscal 2017 Series A
5.00%, 2/15/31	$250	$304
Series A
5.00%, 2/15/22	125	130
Long Island Power Authority, Series A
5.00%, 9/1/31	125	158
Metropolitan Transportation Authority, Series A
4.00%, 2/1/22	295	303
Series C
5.00%, 11/15/22	160	172
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C
4.00%, 2/1/27	250	296
5.00%, 11/1/32 (b)	250	330
New York City Water & Sewer System,
5.00%, 6/15/32	300	405
New York State Dormitory Authority,
5.00%, 7/1/26	265	320
Series A
5.00%, 7/1/25	110	129
Series B
5.00%, 2/15/26	205	248
New York Transportation Development Corp., Series A (AMT)
5.00%, 12/1/23 - 12/1/25	300	336
Schenectady County Capital Resource Corp., Series 2017
5.00%, 1/1/22	145	150
Triborough Bridge & Tunnel Authority, SOFR 0.39%, 1/1/32 (a)	350	351
		4,077
North Carolina (2.9%)
North Carolina Medical Care Commission, Series A
5.00%, 6/1/28	155	198
North Carolina Municipal Power Agency No 1, Series A
5.00%, 1/1/27	200	246
North Carolina Turnpike Authority, Series 2020
5.00%, 2/1/24	250	282
		726
	Face Amount (000)	Value (000)
Ohio (2.6%)
Buckeye Tobacco Settlement Financing Authority, Series A-2
5.00%, 6/1/35	$125	$158
County of Franklin, Series 2013
0.10%, 12/1/46 (a)	250	250
State of Ohio, Series A
5.00%, 10/1/22	235	252
		660
Oklahoma (0.5%)
Grand River Dam Authority, Series A
5.00%, 6/1/27	100	123
Pennsylvania (3.0%)
Commonwealth Financing Authority,
Series 2018
5.00%, 6/1/23 - 6/1/27	205	240
Pennsylvania Turnpike Commission, Series A
5.00%, 12/1/29	150	193
Philadelphia Gas Works Co., Series A (AGM)
5.00%, 8/1/33	250	321
		754
Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
4.33%, 7/1/40	250	268
South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds, Series 2003B
1 Month USD LIBOR + 0.45%, 0.53%, 10/1/31 (a)	250	251
South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority, Series A
5.00%, 9/1/27	80	101
Tennessee (1.0%)
Tennessee Energy Acquisition Corp., Series A
5.25%, 9/1/23	125	139
Series C
5.00%, 2/1/22	100	104
		243
Texas (9.7%)
Alamo Heights Independent School District, Series B
2.00%, 2/1/43 (a)	250	258
Central Texas Regional Mobility Authority, Series C
5.00%, 1/1/27 (b)	300	354

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Intermediate Municipal Income Portfolio

	Face Amount (000)	Value (000)
Texas (cont'd)
City of San Antonio TX Electric & Gas Systems Revenue, Series D
1.13%, 12/1/45 (a)	$125	$128
Harris County Cultural Education Facilities Finance Corp., Hospital Revenue Bonds Series 2014A
5.00%, 12/1/25	160	185
Series A
0.90%, 5/15/50 (a)	125	125
Love Field Airport Modernization Corp., General Airport Revenue Bonds, Series 2017 (AMT)
5.00%, 11/1/31	250	302
Lower Colorado River Authority,
5.00%, 5/15/33	50	65
North Texas Tollway Authority, Series B
5.00%, 1/1/23	125	135
Pasadena Independent School District, Variable Rate Unlimited Tax School Building Bonds, Series 2015B
1.50%, 2/15/44 (a)	260	270
Southwest Higher Education Authority Inc,
5.00%, 10/1/23	200	223
Texas Municipal Gas Acquisition & Supply Corp. III,
5.00%, 12/15/32	125	166
Texas Municipal Gas Acquisition and Supply Corp. II, Series C
3 Month USD LIBOR + 0.69%, 0.81%, 9/15/27 (a)	250	253
		2,464
Virginia (0.8%)
Hampton Roads Transportation Accountability Commission, Series A
5.00%, 7/1/31	150	202
West Virginia (1.3%)
West Virginia Commissioner of Highways, Series A
5.00%, 9/1/30	260	323
Wisconsin (0.6%)
Wisconsin Health & Educational Facilities Authority, Series 2018
5.00%, 4/1/27	125	157
Total Fixed Income Securities (Cost $24,831)		25,039
	Shares
Short-Term Investments (4.0%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (See Note G) (Cost $604)	603,936	604
	Face Amount (000)	Value (000)
Municipal Bonds (1.6%)
New York (1.2%)
County of Suffolk, Series I
2.00%, 7/22/21	$50	$50
Riverhead Central School District, Series B
1.50%, 6/25/21	250	251
		301
North Carolina (0.4%)
University of North Carolina at Charlotte (The), 5.00%, 10/1/21	100	102
		403
Total Short-Term Investments (Cost $1,007)		1,007
Total Investments (103.0%) (Cost $25,838) (c)(d)		26,046
Liabilities in Excess of Other Assets (–3.0%)		(749)
Net Assets (100.0%)		$25,297

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  When-issued security.

(c)  Securities are available for collateral in connection with purchase of when-issued security.

(d)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $262,000 and the aggregate gross unrealized depreciation is approximately $54,000, resulting in net unrealized appreciation of approximately $208,000.

AGM  Assured Guaranty Municipal Corporation.

AMT  Alternative Minimum Tax.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	96.1%
Other*	3.9
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Intermediate Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,234)	$25,442
Investment in Security of Affiliated Issuer, at Value (Cost $604)	604
Total Investments in Securities, at Value (Cost $25,838)	26,046
Receivable for Investments Sold	594
Interest Receivable	235
Prepaid Offering Costs	66
Due from Adviser	49
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	27,004
Liabilities:
Payable for Investments Purchased	1,519
Payable for Offering Costs	126
Payable for Professional Fees	51
Payable for Custodian Fees	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	7
Total Liabilities	1,707
Net Assets	$25,297
Net Assets Consist of:
Paid-in-Capital	$25,081
Total Distributable Earnings	216
Net Assets	$25,297
CLASS I:
Net Assets	$25,267
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,505,034
Net Asset Value, Offering and Redemption Price Per Share	$10.09
CLASS A:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,002
Net Asset Value, Redemption Price Per Share	$10.08
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.34
Maximum Offering Price Per Share	$10.42
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$10.06
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,003
Net Asset Value, Offering and Redemption Price Per Share	$10.09

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Intermediate Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$130
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	130
Expenses:
Offering Costs	66
Professional Fees	55
Advisory Fees (Note B)	44
Administration Fees (Note C)	10
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	2
Pricing Fees	2
Registration Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Trustees' Fees and Expenses	— @
Other Expenses	3
Total Expenses	194
Expenses Reimbursed by Adviser (Note B)	(96)
Waiver of Advisory Fees (Note B)	(44)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	51
Net Investment Income	79
Realized Gain:
Investments Sold	11
Change in Unrealized Appreciation (Depreciation):
Investments	207
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	218
Net Increase in Net Assets Resulting from Operations	$297

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Intermediate Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)		Period Ended September 30, 2020^ (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$79		$(1)
Net Realized Gain	11		—
Net Change in Unrealized Appreciation (Depreciation)	207		1
Net Increase (Decrease) in Net Assets Resulting from Operations	297		(—	@)
Dividends and Distributions to Shareholders:
Class I	(81)		—
Class A	(—	@)	—
Class C	(—	@)	—
Class IS	(—	@)	—
Total Dividends and Distributions to Shareholders	(81)		—
Capital Share Transactions:(1)
Class I:
Subscribed	—		24,970
Distributions Reinvested	81		—
Class A:
Subscribed	—		10
Distributions Reinvested	—	@	—
Class C:
Subscribed	—		10
Distributions Reinvested	—	@	—
Class IS:
Subscribed	—		10
Distributions Reinvested	—	@	—
Net Increase in Net Assets Resulting from Capital Share Transactions	81		25,000
Total Increase in Net Assets	297		25,000
Net Assets:
Beginning of Period	25,000		—
End of Period	$25,297		$25,000
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		2,497
Shares Issued on Distributions Reinvested	8		—
Net Increase in Class I Shares Outstanding	8		2,497
Class A:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class A Shares Outstanding	—	@@	1
Class C:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class C Shares Outstanding	—	@@	1
Class IS:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class IS Shares Outstanding	—	@@	1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Intermediate Municipal Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.00	)(3)
Net Realized and Unrealized Gain	0.09		0.00	(3)
Total from Investment Operations	0.12		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		—
Net Asset Value, End of Period	$10.09		$10.00
Total Return(4)	1.22	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,267		$24,970
Ratio of Expenses Before Expense Limitation	1.52	%(6)	2.03	%(6)
Ratio of Expenses After Expense Limitation	0.41	%(6)	0.41	%(6)
Ratio of Net Investment Income (Loss)	0.63	%(6)	(0.41	)%(6)
Portfolio Turnover Rate	42	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Intermediate Municipal Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.00	)(3)
Net Realized and Unrealized Gain	0.09		0.00	(3)
Total from Investment Operations	0.10		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		—
Net Asset Value, End of Period	$10.08		$10.00
Total Return(4)	0.96	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	19.26	%(6)	16.15	%(6)
Ratio of Expenses After Expense Limitation	0.80	%(6)	0.80	%(6)
Ratio of Net Investment Income (Loss)	0.24	%(6)	(0.80	)%(6)
Portfolio Turnover Rate	42	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Intermediate Municipal Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)	(0.00	)(3)
Net Realized and Unrealized Gain	0.06		0.00	(3)
Total from Investment Operations	0.06		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	—
Net Asset Value, End of Period	$10.06		$10.00
Total Return(4)	0.61	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	20.04	%(6)	16.88	%(6)
Ratio of Expenses After Expense Limitation	1.55	%(6)	1.55	%(6)
Ratio of Net Investment Loss	(0.50	)%(6)	(1.55	)%(6)
Portfolio Turnover Rate	42	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Intermediate Municipal Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.00	)(3)
Net Realized and Unrealized Gain	0.09		0.00	(3)
Total from Investment Operations	0.12		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		—
Net Asset Value, End of Period	$10.09		$10.00
Total Return(4)	1.23	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	18.99	%(6)	15.89	%(6)
Ratio of Expenses After Expense Limitation	0.40	%(6)	0.40	%(6)
Ratio of Net Investment Income (Loss)	0.63	%(6)	(0.40	)%(6)
Portfolio Turnover Rate	42	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Intermediate Municipal Income Portfolio. The Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similarinvestments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Municipal Bonds	$—	$25,039	$—	$25,039
Short-Term Investments
Investment Company	604	—	—	604
Municipal Bonds	—	403	—	403
Total Short-Term Investments	604	403	—	1,007
Total Assets	$604	$25,442	$—	$26,046

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may in-

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

crease the impact that gains (losses) may have on the Fund.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.35% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.45% for Class I shares, 0.80% for Class A shares, 1.55% for Class C shares and 0.40% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. For the six months ended March 31, 2021, approximately $44,000 of advisory fees were waived and approximately $99,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $28,287,000 and $8,662,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. This arrangement had no effect for the six months ended March 31, 2021.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$30,512	$29,908	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$604

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an af-

filiate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. There were no distributions paid during fiscal year 2020.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At September 30, 2020, the Fund had no distributable earnings on a tax basis.

I. Other: At March 31, 2021, the Fund did not have record owners of 10% or greater.

J. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTIMISAN
3565690 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Municipal Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	15
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Trustee and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Municipal Income Portfolio Class I	$1,000.00	$1,017.00	$1,022.39	$2.56	$2.57	0.51%
Municipal Income Portfolio Class A	1,000.00	1,015.30	1,020.44	4.52	4.53	0.90
Municipal Income Portfolio Class C	1,000.00	1,011.90	1,016.70	8.28	8.30	1.65
Municipal Income Portfolio Class IS	1,000.00	1,017.00	1,022.44	2.51	2.52	0.50

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Municipal Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (96.8%)
Municipal Bonds (97.8%)
Alabama (1.0%)
Black Belt Energy Gas District, 4.00%, 6/1/51 (a)(b)	$215	$263
Arizona (2.7%)
City of Phoenix Civic Improvement Corp.,
4.00%, 7/1/44	130	148
Salt Verde Financial Corp., Senior Gas Revenue Bonds Series 2007-1
5.00%, 12/1/37	200	277
The Industrial Development Authority of The City of Phoenix, Series 2013 (AMT)
0.18%, 12/1/35 (a)	250	252
		677
California (7.6%)
Bay Area Toll Authority,
0.50%, 4/1/56 (a)	100	100
California County Tobacco Securitization Agency, Series A
4.00%, 6/1/23	175	189
California Health Facilities Financing Authority, Series C
5.00%, 10/1/39 (a)	250	299
California Infrastructure & Economic Development Bank,
0.75%, 12/1/50 (a)	125	126
1.20%, 12/1/50 (a)	250	247
Los Angeles Unified School District, Series C
5.00%, 7/1/29	250	330
San Francisco City & County Airport Commission San Francisco International Airport, Series G (AMT)
5.00%, 5/1/27	250	313
State of California Various Purpose General Obligation Refunding Bonds
5.00%, 11/1/30	250	335
		1,939
Colorado (1.7%)
City & County of Denver Colorado Airport System Revenue, Series A (AMT)
5.00%, 12/1/26	135	165
Colorado Health Facilities Authority, Series A-1
4.00%, 8/1/44	250	280
		445
Connecticut (3.5%)
Connecticut State, General Obligation Bonds 2019 Series A
5.00%, 4/15/31	200	255
	Face Amount (000)	Value (000)
State of Connecticut Special Tax Revenue, Series A
5.00%, 5/1/38	$250	$316
University of Connecticut, Series A
5.00%, 11/15/43	270	331
		902
Delaware (2.0%)
Delaware State Economic Development Authority, Series A
1.05%, 1/1/31 (a)	250	254
1.25%, 10/1/45 (a)	250	249
		503
Florida (4.2%)
County of Miami-Dade, Series C
5.00%, 4/1/30	250	327
JEA Electric System Revenue, Series B
5.00%, 10/1/27	210	264
Miami-Dade County Industrial Development Authority, Series 2011 (AMT)
0.55%, 11/1/41 (a)	250	250
Orlando Utilities Commission, Series B
1.25%, 10/1/46 (a)	220	224
		1,065
Georgia (4.3%)
Main Street Natural Gas, Inc., Series A
4.00%, 5/15/39	175	196
4.00%, 4/1/48 (a)	250	271
Series B
4.00%, 8/1/49 (a)	250	280
Municipal Electric Authority of Georgia, Series A
5.00%, 1/1/50 - 1/1/56	300	357
		1,104
Illinois (3.4%)
Chicago Board of Education, Series A
5.00%, 12/1/29 - 12/1/34	375	461
County of Cook, Series A
5.00%, 11/15/33	75	97
State of Illinois, Series B
5.00%, 10/1/30	250	311
		869
Kansas (1.0%)
State of Kansas Department of Transportation, Series C-3
1 Month USD LIBOR + 0.40%, 0.51%, 9/1/23 (a)	250	251

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Municipal Income Portfolio

	Face Amount (000)	Value (000)
Kentucky (2.2%)
County of Trimble, Series A (AMT)
1.30%, 9/1/44 (a)	$250	$250
Kentucky State Property & Building Commission, Project No. 119
5.00%, 5/1/30	250	308
		558
Louisiana (1.1%)
Louisiana Public Facilities Authority, Series A
4.00%, 5/15/49	250	283
Maine (1.2%)
Maine Turnpike Authority, Series 2020
5.00%, 7/1/50	250	308
Maryland (0.5%)
Maryland State Transportation Authority, Series A
5.00%, 7/1/51 (b)	100	128
Michigan (2.5%)
Lansing Board of Water & Light, Series B
2.00%, 7/1/51 (a)	300	318
Michigan Finance Authority, Series A
5.00%, 6/1/33	250	324
		642
Missouri (2.3%)
Health & Educational Facilities Authority of the State of Missouri, Series A
5.00%, 11/15/32	110	139
Series C
5.00%, 5/1/52 (a)(b)	350	445
		584
Nebraska (1.0%)
Nebraska Public Power District, Series A
0.60%, 1/1/51 (a)	250	251
Nevada (2.2%)
Clark County School District, Series C
5.00%, 6/15/24	280	321
County of Clark Department of Aviation, Series B
5.00%, 7/1/33	200	251
		572
New Jersey (3.4%)
New Jersey Economic Development Authority, Series D
5.00%, 6/15/30	200	240
Series B (AMT)
1.20%, 11/1/34 (a)	250	254
	Face Amount (000)	Value (000)
New Jersey Transportation Trust Fund Authority, Series A
5.50%, 12/15/21	$125	$130
South Jersey Transportation Authority, Series A
5.00%, 11/1/45	150	186
State of New Jersey, Series A
4.00%, 6/1/31	50	61
		871
New York (19.5%)
City of New York,
5.00%, 3/1/50	350	436
Series E
5.00%, 8/1/22	175	186
County of Nassau, Series A
5.00%, 1/1/23	135	146
Hudson Yards Infrastructure Corp., Series A
5.00%, 2/15/45	250	297
Long Island Power Authority, Series A
5.00%, 9/1/47	250	301
Metropolitan Transportation Authority, Series A
4.00%, 2/1/22	295	303
Series C
5.00%, 11/15/22	165	177
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C
4.00%, 11/1/37 (b)	250	296
New York City Water & Sewer System, Series AA-1
4.00%, 6/15/50	240	280
New York State Dormitory Authority,
4.00%, 7/1/38	175	203
5.00%, 7/1/26	265	320
Series A
5.00%, 3/15/47	250	299
New York State Thruway Authority, Series B
4.00%, 1/1/38	250	292
New York State Urban Development Corp., Series A
4.00%, 3/15/45	250	288
New York Transportation Development Corp.,
5.00%, 12/1/38	100	123
Series A (AMT)
5.00%, 12/1/23 - 12/1/25	300	337
Port Authority of New York & New Jersey, Consolidated Bonds, Series 212
5.00%, 9/1/35	250	316
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Municipal Income Portfolio

	Face Amount (000)	Value (000)
Triborough Bridge & Tunnel Authority,
SOFR, 0.39%, 1/1/32 (a)	$350	$351
		4,951
North Carolina (1.9%)
North Carolina Medical Care Commission, Series A
5.00%, 6/1/28	155	198
North Carolina Turnpike Authority, Series 2020
5.00%, 2/1/24	250	282
		480
Ohio (3.1%)
Buckeye Tobacco Settlement Financing Authority, Series A-2
5.00%, 6/1/55	250	282
County of Franklin, Series 2013
0.10%, 12/1/46 (a)	250	250
State of Ohio, Series A
5.00%, 10/1/22 - 1/1/28	235	252
		784
Oklahoma (1.1%)
Grand River Dam Authority, Series A
5.00%, 6/1/24	235	269
Oregon (0.6%)
Metro,
4.00%, 6/15/21	140	141
Pennsylvania (6.7%)
Bucks County Industrial Development Authority,
4.00%, 7/1/51	300	319
City of Philadelphia PA Water & Wastewater Revenue, Series A
5.00%, 10/1/43	135	166
Commonwealth Financing Authority, Series 2018
5.00%, 6/1/21 - 6/1/26	275	298
Pennsylvania Economic Development Financing Authority, Series A
4.00%, 11/15/22	180	191
Pennsylvania Higher Educational Facilities Authority, Series 2015
5.00%, 8/15/22	100	106
Pennsylvania Turnpike Commission, Series A
5.00%, 12/1/49	250	306
Philadelphia Gas Works Co., Series A (AGM)
5.00%, 8/1/50	250	310
		1,696
	Face Amount (000)	Value (000)
Puerto Rico (1.1%)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
4.33%, 7/1/40	$250	$268
South Carolina (1.0%)
South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds, Series 2003 B
1 Month USD LIBOR + 0.45%, 0.55%, 10/1/31 (a)	250	251
South Dakota (0.4%)
South Dakota Health & Educational Facilities Authority, Series A
5.00%, 9/1/27	80	101
Tennessee (0.9%)
Tennessee Energy Acquisition Corp., Series 2018
4.00%, 11/1/49 (a)	210	239
Texas (9.9%)
Alamo Heights Independent School District, Series B
2.00%, 2/1/43 (a)	250	258
Central Texas Regional Mobility Authority, Series C
5.00%, 1/1/27 (b)	300	354
City of Austin TX Electric Utility Revenue, Series A
5.00%, 11/15/50	250	320
City of San Antonio TX Electric & Gas Systems Revenue, Series D
1.13%, 12/1/45 (a)	125	128
Harris County Cultural Education Facilities Finance Corp., Series A
0.90%, 5/15/50 (a)	125	125
Love Field Airport Modernization Corp., General Airport Revenue Bonds, Series 2017 A (AMT)
5.00%, 11/1/31	250	302
Lower Colorado River Authority, Series A
5.00%, 5/15/33	50	65
North Texas Tollway Authority, Series A
4.00%, 1/1/35	250	292
Pasadena Independent School District Variable Rate Unlimited Tax School Building Bonds, Series 2015B
1.50%, 2/15/44 (a)	240	249
Texas Municipal Gas Acquisition & Supply Corp. III,
5.00%, 12/15/32	125	166
Texas Municipal Gas Acquisition and Supply Corp. II, Series C
3 Month USD LIBOR + 0.69%, 0.81%, 9/15/27 (a)	250	253
		2,512

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Municipal Income Portfolio

	Face Amount (000)	Value (000)
Virginia (1.3%)
Hampton Roads Transportation Accountability Commission, Series A
5.00%, 7/1/45	$250	$318
Wisconsin (1.5%)
Wisconsin Health & Educational Facilities Authority, Series 2018
4.00%, 11/15/23	215	234
5.00%, 4/4/32	125	159
		393
Total Fixed Income Securities (Cost $24,318)		24,618
Short-Term Investments (4.9%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, 0.01%, 12/31/30 (See Note G)	935	935
Municipal Bond (1.2%)
New York (1.2%)
County of Suffolk, Series I
2.00%, 7/22/21	50	50
Riverhead Central School District, Series B
1.50%, 6/25/21	250	251
		301
Total Short-Term Investments (Cost $1,236)		1,236
Total Investments (101.7%) (Cost $25,554) (c)(d)		25,854
Liabilities in Excess of Other Assets (–1.7%)		(426)
Net Assets (100.0%)		$25,428

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  When-issued security.

(c)  Securities are available for collateral in connection with purchase of when-issued security.

(d)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $357,000 and the aggregate gross unrealized depreciation is approximately $57,000, resulting in net unrealized appreciation of approximately $300,000.

AGM  Assured Guaranty Municipal Corporation.

AMT  Alternative Minimum Tax.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	95.2%
Other*	4.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $24,619)	$24,919
Investment in Security of Affiliated Issuer, at Value (Cost $935)	935
Total Investments in Securities, at Value (Cost $25,554)	25,854
Receivable for Investments Sold	888
Interest Receivable	230
Prepaid Offering Costs	66
Due from Adviser	43
Receivable from Affiliate	—	@
Other Assets	14
Total Assets	27,095
Liabilities:
Payable for Investments Purchased	1,478
Payable for Offering Costs	126
Payable for Professional Fees	51
Payable for Custodian Fees	2
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	1,667
Net Assets	$25,428
Net Assets Consist of:
Paid-in-Capital	$25,125
Total Distributable Earnings	303
Net Assets	$25,428
CLASS I:
Net Assets	$25,398
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	2,509,303
Net Asset Value, Offering and Redemption Price Per Share	$10.12
CLASS A:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,003
Net Asset Value, Redemption Price Per Share	$10.12
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.34
Maximum Offering Price Per Share	$10.46
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,001
Net Asset Value, Offering and Redemption Price Per Share	$10.10
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,005
Net Asset Value, Offering and Redemption Price Per Share	$10.12

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$169
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	169
Expenses:
Offering Costs	66
Advisory Fees (Note B)	57
Professional Fees	55
Administration Fees (Note C)	10
Shareholder Reporting Fees	7
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	2
Pricing Fees	1
Registration Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Trustees' Fees and Expenses	— @
Other Expenses	4
Total Expenses	207
Expenses Reimbursed by Adviser (Note B)	(83)
Waiver of Advisory Fees (Note B)	(57)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Net Expenses	64
Net Investment Income	105
Realized Gain:
Investments Sold	24
Change in Unrealized Appreciation (Depreciation):
Investments	305
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	329
Net Increase in Net Assets Resulting from Operations	$434

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)		Period Ended September 30, 2020^ (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$105		$(1)
Net Realized Gain	24		—
Net Change in Unrealized Appreciation (Depreciation)	305		(5)
Net Increase (Decrease) in Net Assets Resulting from Operations	434		(6)
Dividends and Distributions to Shareholders:
Class I	(125)		—
Class A	(—	@)	—
Class C	(—	@)	—
Class IS	(—	@)	—
Total Dividends and Distributions to Shareholders	(125)		—
Capital Share Transactions:(1)
Class I:
Subscribed	—		24,970
Distributions Reinvested	125		—
Class A:
Subscribed	—		10
Distributions Reinvested	—	@	—
Class C:
Subscribed	—		10
Distributions Reinvested	—	@	—
Class IS:
Subscribed	—		10
Distributions Reinvested	—	@	—
Net Increase in Net Assets Resulting from Capital Share Transactions	125		25,000
Total Increase in Net Assets	434		24,994
Net Assets:
Beginning of Period	24,994		—
End of Period	$25,428		$24,994
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		2,497
Shares Issued on Distributions Reinvested	12		—
Net Increase in Class I Shares Outstanding	12		2,497
Class A:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class A Shares Outstanding	—	@@	1
Class C:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class C Shares Outstanding	—	@@	1
Class IS:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—
Net Increase in Class IS Shares Outstanding	—	@@	1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Municipal Income Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.13		(0.00	)(3)
Total from Investment Operations	0.17		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—
Net Asset Value, End of Period	$10.12		$10.00
Total Return(4)	1.70	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,398		$24,964
Ratio of Expenses Before Expense Limitation	1.61	%(6)	2.13	%(6)
Ratio of Expenses After Expense Limitation	0.51	%(6)	0.51	%(6)
Ratio of Net Investment Income (Loss)	0.83	%(6)	(0.51	)%(6)
Portfolio Turnover Rate	50	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Municipal Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.02		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.13		(0.00	)(3)
Total from Investment Operations	0.15		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		—
Net Asset Value, End of Period	$10.12		$10.00
Total Return(4)	1.53	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	19.29	%(6)	16.22	%(6)
Ratio of Expenses After Expense Limitation	0.90	%(6)	0.90	%(6)
Ratio of Net Investment Income (Loss)	0.43	%(6)	(0.90	)%(6)
Portfolio Turnover Rate	50	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Municipal Income Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.13		(0.00	)(3)
Total from Investment Operations	0.11		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		—
Net Asset Value, End of Period	$10.10		$10.00
Total Return(4)	1.19	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	20.07	%(6)	16.95	%(6)
Ratio of Expenses After Expense Limitation	1.65	%(6)	1.65	%(6)
Ratio of Net Investment Loss	(0.33	)%(6)	(1.65	)%(6)
Portfolio Turnover Rate	50	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Municipal Income Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period Ended September 30, 2020(1)
Net Asset Value, Beginning of Period	$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	0.13		(0.00	)(3)
Total from Investment Operations	0.17		(0.00	)(3)
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		—
Net Asset Value, End of Period	$10.12		$10.00
Total Return(4)	1.70	%(5)	0.00	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	19.02	%(6)	15.96	%(6)
Ratio of Expenses After Expense Limitation	0.50	%(6)	0.50	%(6)
Ratio of Net Investment Income (Loss)	0.84	%(6)	(0.50	)%(6)
Portfolio Turnover Rate	50	%(5)	0	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Municipal Income Portfolio. The Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides adminis-

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

tration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Municipal Bonds	$—	$24,618	$—	$24,618
Short-Term Investments
Investment Company	935	—	—	935
Municipal Bonds	—	301	—	301
Total Short-Term Investments	935	301	—	1,236
Total Assets	$935	$24,919	$—	$25,854

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.45% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.55% for Class I shares, 0.90% for Class A shares, 1.65% for Class C shares and 0.50% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. The Adviser may make additional voluntary fee waivers and/or expense reimbursements and may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. For the six months ended March 31, 2021, approximately $57,000 of advisory fees were waived and approximately $86,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $29,875,000 and $10,280,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. This arrangement had no effect for the six months ended March 31, 2021.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$32,546	$31,611	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$935

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule.

For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2020.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a net operating loss, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At September 30, 2020, the Fund had no distributable earnings on a tax basis.

I. Other: At March 31, 2021, the Fund did not have record owners of 10% or greater.

J. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

K. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTMISAN
3565711 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Senior Loan Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Trustee and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Senior Loan Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Senior Loan Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Senior Loan Portfolio Class I	$1,000.00	$1,049.00	$1,021.19	$3.83	$3.78	0.75%
Senior Loan Portfolio Class A	1,000.00	1,046.90	1,019.20	5.87	5.79	1.15
Senior Loan Portfolio Class C	1,000.00	1,043.00	1,015.46	9.68	9.55	1.90
Senior Loan Portfolio Class IS	1,000.00	1,049.00	1,021.19	3.83	3.78	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (100.7%)
Corporate Bonds (15.0%)
Communications (3.4%)
Altice France SA 7.38%, 5/1/26 (a)	$250	$260
Avaya, Inc. 6.13%, 9/15/28 (a)	250	266
iHeartCommunications, Inc. 4.75%, 1/15/28 (a)	500	505
LCPR Senior Secured Financing DAC 6.75%, 10/15/27 (a)	250	267
MDC Partners, Inc. 7.50%, 5/1/24 (a)(b)	350	356
Univision Communications, Inc. 6.63%, 6/1/27 (a)	92	98
		1,752
Consumer, Cyclical (3.8%)
American Airlines Inc/AAdvantage Loyalty IP Ltd. 5.50%, 4/20/26 (a)	100	104
At Home Holding III, Inc. 8.75%, 9/1/25 (a)	500	547
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/28 (a)	250	272
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/23 (a)	175	182
Rite Aid Corp. 7.50%, 7/1/25 (a)	250	260
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 9/20/25 (a)	100	113
Station Casinos LLC 4.50%, 2/15/28 (a)	250	249
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/25 (a)	250	245
		1,972
Consumer, Non-Cyclical (1.5%)
Chobani LLC/Chobani Finance Corp., Inc. 4.63%, 11/15/28 (a)	200	205
Providence Service Corp. (The) 5.88%, 11/15/25 (a)	100	105
RP Escrow Issuer LLC 5.25%, 12/15/25 (a)	150	156
Sotheby's 7.38%, 10/15/27 (a)	300	325
		791
Diversified (0.1%)
Trident TPI Holdings, Inc. 6.63%, 11/1/25 (a)	45	46
Energy (0.4%)
Global Partners LP/GLP Finance Corp. 7.00%, 8/1/27	175	185
Finance (1.2%)
Fly Leasing Ltd. 5.25%, 10/15/24	200	204
	Face Amount (000)	Value (000)
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/22 (a)	$150	$153
Starwood Property Trust, Inc. 5.50%, 11/1/23 (a)	100	105
StoneX Group, Inc. 8.63%, 6/15/25 (a)	125	132
		594
Industrials (4.0%)
Bombardier, Inc. 6.13%, 1/15/23 (a)	200	208
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/26 (a)	150	157
Builders FirstSource, Inc. 6.75%, 6/1/27 (a)	89	96
Cleaver-Brooks, Inc. 7.88%, 3/1/23 (a)	450	443
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.38%, 12/15/23 (a)	225	230
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/25 (a)	100	105
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/24 (a)	250	254
Spirit AeroSystems, Inc. 7.50%, 4/15/25 (a)	200	215
Triumph Group, Inc. 6.25%, 9/15/24 (a)	250	255
TTM Technologies, Inc. 4.00%, 3/1/29 (a)	100	99
		2,062
Technology (0.3%)
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	150	147
Utilities (0.3%)
Calpine Corp. 5.25%, 6/1/26 (a)	168	173
		7,722
Variable Rate Senior Loan Interests (85.7%)
Basic Materials (2.2%)
Asplundh Tree Expert LLC, Term Loan B 1 Month USD LIBOR + 1.75%, 1.86%, 9/7/27 (c)	125	124
Chemours Company (The), Term Loan B2 3 Month USD LIBOR + 1.75%, 1.86%, 4/3/25 (c)	245	239
Cyanco Intermediate Corporation, 2018 Term Loan B 3 Month USD LIBOR + 3.50%, 3.61%, 3/16/25 (c)	493	492
Innophos, Inc., 2020 Term Loan B 1 Month USD LIBOR + 3.50%, 3.61%, 2/7/27 (c)	248	247
		1,102

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Communications (14.2%)
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B 3 Month USD LIBOR + 3.25%, 4.00%, 9/27/24 (c)	$249	$249
Avaya, Inc., 2018 Term Loan B 1 Month USD LIBOR + 4.25%, 4.36%, 12/15/24 (c)	277	277
Block Communications, Inc., 2020 Term Loan 1 Month USD LIBOR + 2.25%, 2.45%, 2/25/27 (c)	495	495
CenturyLink, Inc., 2020 Term Loan B 1 Month USD LIBOR + 2.25%, 2.36%, 3/15/27 (c)	494	489
Clear Channel Outdoor Holdings, Inc., Term Loan B 1 Month USD LIBOR + 3.50%, 3.71%, 8/21/26 (c)	494	476
Cogeco Communications Finance (USA) II L.P., Term Loan B 1 Month USD LIBOR + 2.00%, 2.11%, 1/3/25 (c)	494	489
Colorado Buyer Inc, Term Loan B 5/1/24 (c)(d)	275	266
Coral-US Co-Borrower LLC, 2020 Term Loan B5 1 Month USD LIBOR + 2.25%, 2.36%, 1/31/28 (c)	500	493
CSC Holdings, LLC, 2019 Term Loan B5 1 Month USD LIBOR + 2.50%, 2.61%, 4/15/27 (c)	100	99
Digicel International Finance Limited, Term Loan B 6 Month USD LIBOR + 3.25%, 3.51%, 5/28/24 (c)	247	235
Go Daddy Operating Co. LLC, 2020 Term Loan B3 1 Month USD LIBOR + 2.00%, 2.11%, 8/10/27 (c)	248	247
Hargray Communications Group, Inc., 2017 Term Loan B 1 Month USD LIBOR + 2.75%, 3.75%, 5/16/24 (c)	211	211
I-Logic Technologies Bidco Limited, 2021 USD Term Loan B 1 Month USD LIBOR + 4.00%, 4.50%, 2/16/28 (c)	250	249
LCPR Loan Financing LLC, 2021 Term Loan B 10/15/28	200	201
Level 3 Financing, Inc., 2019 Term Loan B 1 Month USD LIBOR + 1.75%, 1.86%, 3/1/27 (c)	250	247
	Face Amount (000)	Value (000)
MH Sub I LLC, 2020 Incremental Term Loan 3 Month USD LIBOR + 3.75%, 4.75%, 9/13/24 (c)	$99	$99
NEP/NCP Holdco, Inc., 2018 1st Lien Term Loan 3 Month USD LIBOR + 3.25%, 3.36%, 10/20/25 (c)	494	480
PUG LLC, Term Loan 1 Month USD LIBOR + 3.50%, 3.61%, 2/12/27 (c)	691	670
Univision Communications, Inc., Term Loan C5 1 Month USD LIBOR + 3.75%, 4.75%, 3/15/26 (c)	354	354
Virgin Media Bristol LLC, Term Loan N 1 Month USD LIBOR + 2.50%, 2.61%, 1/31/28 (c)	250	248
Zacapa SARL, 2018 1st Lien Term Loan B 3 Month USD LIBOR + 4.50%, 4.70%, 7/2/25 (c)	248	249
Ziggo Financing Partnership, Term Loan I 1 Month USD LIBOR + 2.50%, 2.61%, 4/30/28 (c)	500	496
		7,319
Consumer, Cyclical (16.7%)
1011778 B.C. Unlimited Liability Company, Term Loan B4 1 Month USD LIBOR + 1.75%, 1.86%, 11/19/26 (c)	247	243
Aimbridge Acquisition Co., Inc., 2019 Term Loan B 3 Month USD LIBOR + 3.75%, 3.86%, 2/2/26 (c)	523	509
Allegiant Travel Company, 2020 Term Loan 1 Month USD LIBOR + 3.00%, 3.20%, 2/5/24 (c)	495	492
American Airlines, Inc., 2017 1st Lien Term Loan 1 Month USD LIBOR + 1.75%, 1.86%, 1/29/27 (c)	495	453
American Builders & Contractors Supply Co., Inc., 2019 Term Loan 1 Month USD LIBOR + 2.00%, 2.11%, 1/15/27 (c)	395	392
Aramark Services, Inc., 2019 Term Loan B4 1 Month USD LIBOR + 1.75%, 1.86%, 1/15/27 (c)	495	489
Autokiniton US Holdings, Inc., 2021 Term Loan B 3/29/28 (d)	100	100

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Burlington Coat Factory Warehouse Corporation, 2017 Term Loan B5 1 Month USD LIBOR + 1.75%, 1.86%, 11/17/24 (c)	$250	$249
BW Gas & Convenience Holdings LLC, Term Loan 1 Month USD LIBOR + 6.25%, 6.36%, 11/18/24 (c)	520	526
Caesars Resort Collection LLC, 2020 Term Loan B1 1 Month USD LIBOR + 4.50%, 4.61%, 7/21/25 (c)	149	150
Carrols Restaurant Group, Inc., Term Loan B 3 Month USD LIBOR + 3.25%, 3.37%, 4/30/26 (c)	494	488
CBI Buyer, Inc., Term Loan 1 Month USD LIBOR + 3.25%, 3.75%, 1/6/28 (c)	100	100
Core & Main LP, 2017 Term Loan B 3 Month USD LIBOR + 2.75%, 3.75%, 8/1/24 (c)	494	492
Delta 2 (LUX) S.a.r.l., 2018 USD Term Loan 3 Month USD LIBOR + 2.50%, 3.50%, 2/1/24 (c)	300	298
Golden Nugget, Inc., 2017 Incremental Term Loan B 1 Month USD LIBOR + 2.50%, 3.25%, 10/4/23 (c)	542	535
Harbor Freight Tools USA, Inc., 2018 Term Loan B 3 Month USD LIBOR + 3.25%, 3.75%, 8/18/23 (c)	496	496
IRB Holding Corp, 2020 Term Loan B 1 Month USD LIBOR + 2.75%, 3.75%, 2/5/25 (c)	494	490
JetBlue Airways Corporation, Term Loan 1 Month USD LIBOR + 5.25%, 6.25%, 6/17/24 (c)	96	99
LifeMiles Ltd., Term Loan B 8/18/22 (c)(d)	250	243
Lions Gate Capital Holdings LLC, 2018 Term Loan B 3 Month USD LIBOR + 2.25%, 2.36%, 3/24/25 (c)	243	240
Petco Health and Wellness Company, Inc., 2021 Term Loan B 3 Month USD LIBOR + 3.25%, 4.00%, 2/24/28	150	150
PetSmart, Inc., 2021 Term Loan B 1 Month USD LIBOR + 3.75%, 4.50%, 2/12/28 (c)	100	100
	Face Amount (000)	Value (000)
Playa Resorts Holding BV, 2017 Term Loan B 3 Month USD LIBOR + 2.75%, 3.75%, 4/29/24 (c)	$343	$331
Scientific Games International, Inc., 2018 Term Loan B5 3 Month USD LIBOR + 2.75%, 2.86%, 8/14/24 (c)(d)	494	485
Signal Parent, Inc, Term Loan B 1 Month USD LIBOR + 3.50%, 4.25%, 3/25/28	150	149
Truck Hero, Inc., 2021 Term Loan B 1 Month USD LIBOR + 3.75%, 4.50%, 1/31/28 (c)	150	150
WMG Acquisition Corp., 2021 Term Loan G 1 Month USD LIBOR + 2.13%, 2.23%, 1/20/28 (c)	155	154
		8,603
Consumer, Non-Cyclical (17.9%)
Agiliti Health, Inc., Term Loan 1 Month USD LIBOR + 2.75%, 2.88%, 1/4/26 (c)	494	487
Air Methods Corporation, 2017 Term Loan B 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/24 (c)	249	242
Amneal Pharmaceuticals LLC, 2018 Term Loan B 3 Month USD LIBOR + 3.50%, 3.63%, 5/4/25 (c)	222	219
Auris Luxembourg III S.a.r.l., 2019 USD Term Loan B2 2/27/26 (c)(d)	199	194
Bausch Health Cos., Inc., 2018 Term Loan B 3 Month USD LIBOR + 3.00%, 3.11%, 6/2/25 (c)	426	425
Cano Health LLC, Delayed Draw Term Loan 4.75%, 11/19/27 (e)	94	94
Term Loan 1 Month USD LIBOR + 4.75%, 5.50%, 11/19/27 (c)	256	256
Creative Artists Agency LLC, 2019 Term Loan B 1 Month USD LIBOR + 3.75%, 3.86%, 11/26/26 (c)	494	489
DaVita, Inc., 2020 Term Loan B 1 Month USD LIBOR + 1.75%, 1.86%, 8/12/26 (c)	247	246
EyeCare Partners LLC, 2020 Term Loan 1 Month USD LIBOR + 3.75%, 3.86%, 2/18/27 (c)	397	393

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
Froneri International Ltd., 2020 USD Term Loan 1 Month USD LIBOR + 2.25%, 2.36%, 1/29/27 (c)	$496	$490
Gainwell Acquisition Corp., Term Loan B 10/1/27 (c)(d)	125	125
Garda World Security Corporation, 2021 Term Loan B 1 Month USD LIBOR + 4.25%, 4.37%, 10/30/26	375	376
Gentiva Health Services, Inc., 2020 Term Loan 1 Month USD LIBOR + 2.75%, 2.88%, 7/2/25 (c)	434	432
Grifols Worldwide Operations USA, Inc., 2019 Term Loan B 1 Month USD LIBOR + 2.00%, 2.08%, 11/15/27 (c)	247	244
H Food Holdings LLC, 2018 Term Loan B 3 Month USD LIBOR + 3.69%, 3.80%, 5/23/25 (c)	244	242
HCA, Inc., Term Loan B12 1 Month USD LIBOR + 1.75%, 1.86%, 3/13/25 (c)	494	494
Help at Home, Inc., 2020 Delayed Draw Term Loan 5.50%, 10/29/27 (e)	25	25
2020 Term Loan B 1 Month USD LIBOR + 5.00%, 6.00%, 10/29/27 (c)	200	201
MMM Holdings, Inc., Term Loan B 1 Month USD LIBOR + 5.75%, 6.75%, 12/24/26 (c)	97	98
Pathway Vet Alliance LLC, 2021 Term Loan 1 Month USD LIBOR + 3.75%, 3.86%, 3/31/27 (c)	100	99
Pearl Intermediate Parent LLC, 2018 1st Lien Term Loan 3 Month USD LIBOR + 2.75%, 2.86%, 2/14/25 (c)	494	487
2018 Incremental Term Loan 3 Month USD LIBOR + 3.25%, 3.36%, 2/14/25 (c)	148	147
Pluto Acquisition I, Inc., 2021 Term Loan 1 Month USD LIBOR + 4.50%, 4.61%, 6/22/26 (c)	100	100
Select Medical Corp., 2017 Term Loan B 3 Month USD LIBOR + 2.25%, 2.36%, 3/6/25 (c)	250	249
Surgery Center Holdings, Inc., 2017 Term Loan B 3 Month USD LIBOR + 3.25%, 4.25%, 9/3/24 (c)	740	735
	Face Amount (000)	Value (000)
Syniverse Holdings, Inc., 2018 1st Lien Term Loan 3 Month USD LIBOR + 5.00%, 6.00%, 3/9/23 (c)	$249	$246
TMS International Corp., 2018 Term Loan B2 3 Month USD LIBOR + 2.75%, 3.75%, 8/14/24 (c)	493	492
TruGreen Limited Partnership, 2020 2nd Lien Term Loan 1 Month USD LIBOR + 8.50%, 9.25%, 11/2/28 (c)	500	518
US Foods, Inc., 2019 Term Loan B 3 Month USD LIBOR + 2.00%, 2.11%, 9/13/26 (c)	247	243
Wand NewCo 3, Inc., 2020 Term Loan 2/5/26 (c)(d)	125	123
		9,211
Energy (3.3%)
Blackstone CQP Holdco LP, Term Loan B 3 Month USD LIBOR + 3.50%, 3.69%, 9/30/24 (c)	494	493
Lower Cadence Holdings LLC, Term Loan B 3 Month USD LIBOR + 4.00%, 4.11%, 5/22/26 (c)	494	483
Medallion Midland Acquisition LLC, 1st Lien Term Loan 3 Month USD LIBOR + 3.25%, 4.25%, 10/30/24 (c)	494	490
Stonepeak Lonestar Holdings LLC, Term Loan 1 Month USD LIBOR + 4.50%, 4.73%, 10/19/26 (c)	226	227
		1,693
Finance (8.5%)
AqGen Ascensus, Inc., 2020 Term Loan 1 Month USD LIBOR + 4.00%, 5.00%, 12/13/26 (c)	149	149
Asurion LLC, 2020 Term Loan B8 1 Month USD LIBOR + 3.25%, 3.36%, 12/23/26 (c)	125	124
Avolon TLB Borrower 1 (US) LLC, 2020 Term Loan B5 1 Month USD LIBOR + 2.50%, 3.25%, 12/1/27 (c)	274	275
Baldwin Risk Partners LLC, Term Loan B 1 Month USD LIBOR + 4.00%, 4.75%, 10/14/27 (c)	149	149
Blackstone Mortgage Trust, Inc., 2019 Term Loan B 1 Month USD LIBOR + 2.25%, 2.36%, 4/23/26 (c)	494	489

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Brookfield Property REIT, Inc., 1st Lien Term Loan B 3 Month USD LIBOR + 2.50%, 2.61%, 8/27/25 (c)	$494	$473
Charter Communications Operating LLC, 2019 Term Loan B1 1 Month USD LIBOR + 1.75%, 1.86%, 4/30/25 (c)	223	223
Citadel Securities LP, 2021 Term Loan B 1 Month USD LIBOR + 2.50%, 2.61%, 2/29/28 (c)	475	471
Hub International Limited, 2018 Term Loan B 1 Month USD LIBOR + 2.75%, 2.97% - 3.22%, 4/25/25 (c)	494	487
Illuminate Buyer LLC, Term Loan 1 Month USD LIBOR + 3.50%, 3.61%, 6/30/27 (c)	100	99
Jefferies Finance LLC, 2020 Incremental Term Loan B 1 Month USD LIBOR + 3.75%, 4.50%, 9/30/27 (c)	249	247
Sedgwick Claims Management Services, Inc., 2018 Term Loan B 3 Month USD LIBOR + 3.25%, 3.36%, 12/31/25 (c)	494	488
Vertical Midco GmbH, Term Loan B 6 Month USD LIBOR + 4.25%, 4.48%, 7/30/27 (c)	398	399
VICI Properties 1 LLC, Replacement Term Loan B 1 Month USD LIBOR + 1.75%, 1.86%, 12/20/24 (c)	300	297
		4,370
Government (0.9%)
Seminole Tribe of Florida, 2018 Term Loan B 3 Month USD LIBOR + 1.75%, 1.86%, 7/8/24 (c)	472	472
Health Care (0.3%)
Idera, Inc., 2021 Term Loan 3 Month USD LIBOR + 3.75%, 4.50%, 2/4/28	150	149
Industrials (12.0%)
ACProducts, Inc., 2020 Term Loan B 1 Month USD LIBOR + 6.50%, 7.50%, 8/18/25 (c)	122	125
Alliance Laundry Systems LLC, Term Loan B 1 Month USD LIBOR + 3.50%, 4.25%, 10/8/27 (c)	100	100
Associated Asphalt Partners LLC, 2017 Term Loan B 3 Month USD LIBOR + 5.25%, 6.25%, 4/5/24 (c)	307	288
	Face Amount (000)	Value (000)
Berry Global, Inc., 2021 Term Loan Z 1 Month USD LIBOR + 1.75%, 1.90%, 7/1/26	$249	$248
BWAY Holding Co., 2017 Term Loan B 3 Month USD LIBOR + 3.25%, 3.44%, 4/3/24 (c)	249	244
Cornerstone Building Brands, Inc., 2018 Term Loan 3 Month USD LIBOR + 3.75%, 3.86%, 4/12/25 (c)	244	244
CPG International, Inc., 2017 Term Loan 3 Month USD LIBOR + 2.50%, 3.25%, 5/5/24 (c)	295	296
Flex Acquisition Company, Inc., 2021 Term Loan 1 Month USD LIBOR + 3.50%, 4.00%, 2/23/28	476	471
Generac Power Systems, Inc., 2019 Term Loan B 1 Month USD LIBOR + 1.75%, 1.87%, 12/13/26 (c)	500	501
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan 1 Month USD LIBOR + 1.75%, 1.86%, 3/1/27 (c)	248	245
Patriot Container Corp., 2018 1st Lien Term Loan 3 Month USD LIBOR + 3.50%, 4.50%, 3/20/25 (c)	248	246
Pretium PKG Holdings, Inc., 2020 Term Loan 1 Month USD LIBOR + 4.00%, 4.75%, 11/5/27 (c)	150	150
Proampac PG Borrower LLC, 2020 Term Loan 1 Month USD LIBOR + 4.00%, 5.00%, 11/3/25 (c)	125	125
Quikrete Holdings, Inc., 2016 1st Lien Term Loan 1 Month USD LIBOR + 2.50%, 2.61%, 2/1/27 (c)	494	491
Reynolds Group Holdings, Inc., 2017 Term Loan 1 Month USD LIBOR + 2.75%, 2.86%, 2/5/23 (c)	94	94
Tank Holding Corp., 2020 Term Loan 1 Month USD LIBOR + 3.25%, 3.36%, 3/26/26 (c)	248	245
The Enterprise Development Authority, Term Loan B 2/18/28 (d)	125	125
Titan Acquisition Limited, 2018 Term Loan B 3 Month USD LIBOR + 3.00%, 3.27%, 3/28/25 (c)	247	242

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
TransDigm, Inc., 2020 Term Loan F 1 Month USD LIBOR + 2.25%, 2.36%, 12/9/25 (c)	$494	$484
Trident TPI Holdings, Inc., 2017 USD Term Loan B1 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/24 (c)	494	490
Tutor Perini Corporation, Term Loan B 1 Month USD LIBOR + 4.50%, 5.50%, 8/13/27 (c)	249	252
XPO Logistics, Inc., 2018 Term Loan B 1 Month USD LIBOR + 1.75%, 1.86%, 2/24/25 (c)	250	249
Zekelman Industries, Inc., 2020 Term Loan 1 Month USD LIBOR + 2.00%, 2.11%, 1/24/27 (c)	243	240
		6,195
Technology (9.3%)
Athenahealth, Inc., 2021 Term Loan B1 1 Month USD LIBOR + 4.25%, 4.45%, 2/11/26 (c)	100	100
Banff Merger Sub, Inc., 2018 USD Term Loan B 3 Month USD LIBOR + 3.75%, 3.86%, 10/2/25 (c)	353	352
By Crown Parent LLC, Term Loan B1 1 Month USD LIBOR + 3.00%, 4.00%, 2/2/26 (c)	347	348
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B 1 Month USD LIBOR + 3.00%, 4.00%, 10/30/26 (c)	125	125
DCert Buyer, Inc., 2019 Term Loan B 3 Month USD LIBOR + 4.00%, 4.11%, 10/16/26 (c)	248	248
2021 2nd Lien Term Loan 1 Month USD LIBOR + 7.00%, 7.11%, 2/16/29 (c)	125	126
Dell International LLC, 2021 Term Loan B 1 Month USD LIBOR + 1.75%, 2.00%, 9/19/25 (c)	164	164
Hyland Software, Inc., 2018 1st Lien Term Loan 1 Month USD LIBOR + 3.50%, 4.25%, 7/1/24 (c)	149	149
McAfee LLC, 2018 USD Term Loan B 3 Month USD LIBOR + 3.75%, 3.86%, 9/30/24 (c)	446	447
	Face Amount (000)	Value (000)
Rackspace Hosting, Inc., 2021 Term Loan 1 Month USD LIBOR + 2.75%, 3.50%, 2/15/28 (c)	$450	$447
Redstone Buyer LLC, Term Loan 1 Month USD LIBOR + 5.00%, 6.00%, 9/1/27 (c)	399	401
Surf Holdings LLC, Term Loan 1 Month USD LIBOR + 3.50%, 3.68%, 3/5/27 (c)	496	492
Verifone Systems, Inc., 2018 1st Lien Term Loan 3 Month USD LIBOR + 4.00%, 4.18%, 8/20/25 (c)	495	484
VS Buyer LLC, Term Loan B 1 Month USD LIBOR + 3.00%, 3.11%, 2/28/27 (c)	495	494
Western Digital Corporation, 2018 Term Loan B4 1 Month USD LIBOR + 1.75%, 1.86%, 4/29/23 (c)	411	412
		4,789
Utilities (0.4%)
Invenergy Thermal Operating I LLC, 2018 Term Loan B 1 Month USD LIBOR + 3.00%, 3.11%, 8/28/25 (c)	123	123
Pacific Gas & Electric Company, 2020 Term Loan 3 Month USD LIBOR + 3.00%, 3.50%, 6/23/25 (c)	99	99
		222
		44,125
Total Fixed Income Securities (Cost $51,640)		51,847
	Shares
Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,048)	1,047,778	1,048
Total Investments (102.7%) (Cost $52,688) (f)		52,895
Liabilities in Excess of Other Assets (–2.7%)		(1,392)
Net Assets (100.0%)		$51,503

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Senior Loan Portfolio

(c)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Unsettled Position. The contract rate does not take effect until settlement date.

(e)  In addition to the term loan, the Fund has an unfunded loan commitment of approximately $119,000, which could be extended at the option of the borrower. As of March 31, 2021, Help at Home, Inc. and Cano Health LLC did not draw down any of the commitment.

(f)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $549,000 and the aggregate gross unrealized depreciation is approximately $342,000, resulting in net unrealized appreciation of approximately $207,000.

LIBOR  London Interbank Offered Rate.

REIT  Real Estate Investment Trust.

USD  United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Variable Rate Senior Loan Interests	83.4%
Corporate Bonds	14.6
Other*	2.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Senior Loan Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $51,640)	$51,847
Investment in Security of Affiliated Issuer, at Value (Cost $1,048)	1,048
Total Investments in Securities, at Value (Cost $52,688)	52,895
Interest Receivable	246
Receivable for Investments Sold	203
Receivable from Affiliate	—	@
Other Assets	59
Total Assets	53,403
Liabilities:
Payable for Investments Purchased	1,527
Payable for Offering Costs	143
Payable for Unfunded Loan Commitments	119
Payable for Professional Fees	67
Payable for Advisory Fees	32
Payable for Administration Fees	3
Payable for Custodian Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	8
Total Liabilities	1,900
Net Assets	$51,503
Net Assets Consist of:
Paid-in-Capital	$51,959
Total Accumulated Loss	(456)
Net Assets	$51,503
CLASS I:
Net Assets	$51,473
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	5,202,485
Net Asset Value, Offering and Redemption Price Per Share	$9.89
CLASS A:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,037
Net Asset Value, Redemption Price Per Share	$9.89
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.33
Maximum Offering Price Per Share	$10.22
CLASS C:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,028
Net Asset Value, Offering and Redemption Price Per Share	$9.88
CLASS IS:
Net Assets	$10
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,041
Net Asset Value, Offering and Redemption Price Per Share	$9.89

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Senior Loan Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$1,071
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	1,071
Expenses:
Advisory Fees (Note B)	152
Professional Fees	51
Offering Costs	48
Administration Fees (Note C)	20
Registration Fees	15
Shareholder Reporting Fees	6
Pricing Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Custodian Fees (Note F)	2
Trustees' Fees and Expenses	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	3
Total Expenses	307
Waiver of Advisory Fees (Note B)	(113)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	190
Net Investment Income	881
Realized Gain:
Investments Sold	80
Change in Unrealized Appreciation (Depreciation):
Investments	1,448
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	1,528
Net Increase in Net Assets Resulting from Operations	$2,409

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Senior Loan Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)		Period from January 31, 2020^ to September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$881		$1,097
Net Realized Gain (Loss)	80		(763)
Net Change in Unrealized Appreciation (Depreciation)	1,448		(1,241)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,409		(907)
Dividends and Distributions to Shareholders:
Class I	(1,013)		(945)
Class A	(—	@)	(—	@)
Class C	(—	@)	(—	@)
Class IS	(—	@)	(—	@)
Total Dividends and Distributions to Shareholders	(1,013)		(945)
Capital Share Transactions:(1)
Class I:
Subscribed	—		49,971
Distributions Reinvested	1,013		945
Class A:
Subscribed	—		10
Distributions Reinvested	—	@	—	@
Class C:
Subscribed	—		10
Distributions Reinvested	—	@	—	@
Class IS:
Subscribed	—		10
Distributions Reinvested	—	@	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	1,013		50,946
Total Increase in Net Assets	2,409		49,094
Net Assets:
Beginning of Period	49,094		—
End of Period	$51,503		$49,094
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		4,997
Shares Issued on Distributions Reinvested	104		102
Net Increase in Class I Shares Outstanding	104		5,099
Class A:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class A Shares Outstanding	—	@@	1
Class C:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class C Shares Outstanding	—	@@	1
Class IS:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class IS Shares Outstanding	—	@@	1

^  Commencement of Operations.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Senior Loan Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period from January 31, 2020(1) to September 30, 2020
Net Asset Value, Beginning of Period	$9.62		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.22
Net Realized and Unrealized Gain (Loss)	0.30		(0.41)
Total from Investment Operations	0.47		(0.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.19)
Net Asset Value, End of Period	$9.89		$9.62
Total Return(3)	4.90	%(6)	(1.84	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$51,473		$49,064
Ratio of Expenses Before Expense Limitation	1.20	%(7)	1.52	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.73	%(4)(7)
Ratio of Net Investment Income	3.49	%(4)(7)	3.49	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.02	%(7)
Portfolio Turnover Rate	19	%(6)	27	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Senior Loan Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period from January 31, 2020(1) to September 30, 2020
Net Asset Value, Beginning of Period	$9.62		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.15		0.19
Net Realized and Unrealized Gain (Loss)	0.30		(0.40)
Total from Investment Operations	0.45		(0.21)
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.17)
Net Asset Value, End of Period	$9.89		$9.62
Total Return(3)	4.69	%(6)	(2.07	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	18.76	%(7)	22.54	%(7)
Ratio of Expenses After Expense Limitation	1.15	%(4)(7)	1.13	%(4)(7)
Ratio of Net Investment Income	3.08	%(4)(7)	3.09	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.02	%(7)
Portfolio Turnover Rate	19	%(6)	27	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Senior Loan Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period from January 31, 2020(1) to September 30, 2020
Net Asset Value, Beginning of Period	$9.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.15
Net Realized and Unrealized Gain (Loss)	0.30		(0.42)
Total from Investment Operations	0.41		(0.27)
Distributions from and/or in Excess of:
Net Investment Income	(0.14)		(0.12)
Net Asset Value, End of Period	$9.88		$9.61
Total Return(3)	4.30	%(6)	(2.59	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	19.55	%(7)	23.27	%(7)
Ratio of Expenses After Expense Limitation	1.90	%(4)(7)	1.88	%(4)(7)
Ratio of Net Investment Income	2.34	%(4)(7)	2.34	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.02	%(7)
Portfolio Turnover Rate	19	%(6)	27	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Senior Loan Portfolio

	Class IS
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Period from January 31, 2020(1) to September 30, 2020
Net Asset Value, Beginning of Period	$9.62		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.22
Net Realized and Unrealized Gain (Loss)	0.30		(0.41)
Total from Investment Operations	0.47		(0.19)
Distributions from and/or in Excess of:
Net Investment Income	(0.20)		(0.19)
Net Asset Value, End of Period	$9.89		$9.62
Total Return(3)	4.90	%(6)	(1.84	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$10
Ratio of Expenses Before Expense Limitation	18.36	%(7)	22.19	%(7)
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.72	%(4)(7)
Ratio of Net Investment Income	3.48	%(4)(7)	3.49	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.02	%(7)
Portfolio Turnover Rate	19	%(6)	27	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Senior Loan Portfolio. The Fund seeks a high level of current income. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (4) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$7,722	$—	$7,722
Variable Rate Senior Loan Interests	—	44,125	—	44,125
Total Fixed Income Securities	—	51,847	—	51,847
Short-Term Investment
Investment Company	1,048	—	—	1,048
Total Assets	$1,048	$51,847	$—	$52,895

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Senior Loans: Senior Loans are loans made to borrowers that may be corporations, partnerships or other entities. These borrowers operate in a variety of industries and geographic regions, although most Senior Loans are made to borrowers that are organized or located in the U.S. Senior Loans generally are negotiated between a borrower and several financial institution lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the Senior Loan and the rights of the borrower and the lenders. The Fund may purchase assignments of portions of Senior Loans from third parties and may invest in participations in Senior Loans. Senior Loans also may take the form of debt obligations of borrowers issued directly to investors in the form of debt securities (i.e., Senior Notes).

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The purchaser of an assignment typically succeeds to all the rights and obligations under the loan agreement of the assigning lender and becomes a lender under the loan agreement. Assignments may, however, be arranged through private negotiations, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

When the Fund purchases a participation in a Senior Loan, the Fund will usually have a contractual relationship only with the lender selling the participation and not with the borrower. The Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the participation. In the event of insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender.

The Fund's investment in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. When the Fund buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Fund accrues the commitment fee over the expected term of the loan. When the Fund sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are accrued as earned. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.60%	0.55%	0.50%

For the six months ended March 31, 2021, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.15% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $113,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $10,823,000 and $9,634,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$55	$8,644	$7,651	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$1,048

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2020 was as follows:

2020 Distributions Paid From: Ordinary Income (000)
$945

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Accumulated Loss (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$275	$—

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $765,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund did not have record owners of 10% or greater.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSLSAN
3565734 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	22
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Trustee and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Short Duration Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Short Duration Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Short Duration Income Portfolio Class I	$1,000.00	$1,009.50	$1,023.44	$1.50	$1.51	0.30%
Short Duration Income Portfolio Class A	1,000.00	1,008.40	1,022.19	2.75	2.77	0.55
Short Duration Income Portfolio Class L	1,000.00	1,007.10	1,020.94	4.00	4.03	0.80
Short Duration Income Portfolio Class C	1,000.00	1,004.00	1,018.45	6.50	6.54	1.30
Short Duration Income Portfolio Class IS	1,000.00	1,009.80	1,023.68	1.25	1.26	0.25

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Short Duration Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (94.2%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 1 Year CMT + 2.32%, 2.57%, 3/1/37	$250		$268
1 Year CMT + 2.32%, 2.75%, 7/1/38	190		204
1 Year CMT + 2.34%, 2.95%, 1/1/36	191		204
1 Year CMT + 2.19%, 3.15%, 6/1/38	95		102
			778
Agency Bond — Consumer Discretionary (U.S. Government Guaranteed) (0.1%)
Safina Ltd.
2.00%, 12/30/23	246		252
Agency Fixed Rate Mortgages (0.2%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	118		124
6.50%, 4/1/24	—	@	—	@
7.50%, 5/1/35	16		19
8.00%, 8/1/32	9		10
8.50%, 8/1/31	10		12
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	188		199
5.00%, 12/1/23 - 12/1/24	86		90
6.00%, 9/1/37	38		46
6.50%, 2/1/28 - 10/1/32	135		154
7.00%, 7/1/29 - 3/1/37	147		167
7.50%, 8/1/37	21		25
8.00%, 4/1/33	38		46
8.50%, 10/1/32	18		22
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	68		79
8.50%, 7/15/30	18		20
			1,013
Asset-Backed Securities (16.5%)
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (a)	716		725
2.24%, 6/25/66 (a)	1,061		1,059
AMSR Trust
2.11%, 9/17/37 (a)	975		966
Aqua Finance Trust
3.14%, 7/16/40 (a)	281		289
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (a)(b)	152		157
CarMax Auto Owner Trust
1.70%, 11/15/24	1,800		1,829
Cascade Funding Mortgage Trust
3.40%, 4/25/30 (a)(b)	612		619
CFMT 2020-HB3 LLC
5.11%, 5/25/30 (a)(b)	800		806
	Face Amount (000)	Value (000)
CFMT 2020-HB4 LLC
2.72%, 12/26/30 (a)(b)	$1,625	$1,625
CNH Equipment Trust
2.01%, 12/16/24	1,528	1,558
Commonbond Student Loan Trust
1.20%, 3/25/52 (a)	1,800	1,795
Conn's Receivables Funding 2020-A LLC
1.71%, 6/16/25 (a)	498	499
Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	856
4.07%, 7/15/25 (a)	6	6
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 1.11%, 1/27/70 (a)(b)	1,009	1,022
Fair Square Issuance Trust
2.90%, 9/20/24 (a)	300	303
Falcon Aerospace Ltd.
3.60%, 9/15/39 (a)	364	368
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)	133	135
FHF Trust
1.27%, 3/15/27 (a)	660	660
Finance of America HECM Buyout
1.59%, 2/25/31 (a)(b)	500	499
Ford Credit Auto Owner Trust
1.06%, 4/15/33 (a)	3,840	3,811
Foundation Finance Trust,
3.30%, 7/15/33 (a)	140	143
3.86%, 11/15/34 (a)	306	316
FREED ABS Trust,
3.19%, 11/18/26 (a)	900	915
3.87%, 6/18/26 (a)	252	255
4.61%, 10/20/25 (a)	481	486
GAIA Aviation Ltd.
3.97%, 12/15/44 (a)	554	554
GCI Funding I LLC
2.82%, 10/18/45 (a)	1,345	1,379
GM Financial Automobile Leasing Trust,
0.80%, 7/20/23	220	221
1.67%, 12/20/22	830	838
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	433	437
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (a)(c)	1,725	1,725
Class A2
3.21%, 1/22/29 (a)	1,360	1,345
Kubota Credit Owner Trust
0.59%, 10/15/24 (a)	675	677
LL ABS Trust
2.33%, 1/17/28 (a)	469	473
Loanpal Solar Loan 2021-1 Ltd.
2.29%, 1/20/48 (a)	1,414	1,419

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Loanpal Solar Loan 2021-2 Ltd.
2.22%, 3/20/48 (a)	$1,750	$1,753
Lunar Aircraft Ltd.
3.38%, 2/15/45 (a)	174	171
MACH 1 Cayman Ltd.
3.47%, 10/15/39 (a)	460	464
Mercedes-Benz Auto Receivables Trust
0.55%, 2/18/25	330	331
Mercury Financial Credit Card Master Trust
1.54%, 3/20/26 (a)	1,725	1,727
MFA 2021-NPL1 LLC
2.36%, 3/25/60 (a)	1,700	1,701
Monroe Capital ABS Funding 2021-1 Ltd.
2.82%, 4/22/31 (a)	1,625	1,634
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (a)	1,450	1,433
2.10%, 4/20/46 (a)	332	336
Nationstar HECM Loan Trust,
1.27%, 9/25/30 (a)(b)	801	803
2.27%, 11/25/29 (a)(b)	100	100
Navient Private Education Refi Loan Trust
0.94%, 7/15/69 (a)	1,750	1,750
New Residential Advance Receivables Trust Advance Receivables Backed Notes
1.43%, 8/15/53 (a)	1,170	1,174
1.03%, 12/16/52 (a)	470	470
Newday Funding Master Issuer PLC
SOFR + 1.10%, 1.15%, 3/15/29 (a)(b)	1,760	1,762
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 1.02%, 7/25/25 (b)	45	45
NRZ Advance Receivables Trust,
1.32%, 10/15/52 (a)	675	678
1.48%, 9/15/53 (a)	1,380	1,385
NRZ Excess Spread-Collateralized Notes
2.98%, 3/25/26 (a)	1,675	1,675
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (a)	588	594
NYCTL Trust
2.19%, 11/10/32 (a)	388	391
Ocwen Master Advance Receivables Trust
1.28%, 8/15/52 (a)	1,150	1,154
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 0.61%, 8/20/30 (b)	82	82
Oscar US Funding X LLC
3.18%, 5/10/23 (a)	793	805
Oscar US Funding XI LLC
2.49%, 8/10/22 (a)	56	56
Oxford Finance Funding LLC
3.10%, 2/15/28 (a)	350	362
	Face Amount (000)	Value (000)
PFS Financing Corp.,
0.97%, 2/15/26 (a)	$960	$965
1.27%, 6/15/25 (a)	3,640	3,692
2.23%, 10/15/24 (a)	1,160	1,191
2.86%, 4/15/24 (a)	230	236
3.19%, 4/17/23 (a)	300	301
3.52%, 10/15/23 (a)	162	165
Prosper Marketplace Issuance Trust
3.59%, 7/15/25 (a)	700	704
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (a)	797	759
RCO V Mortgage LLC
3.47%, 11/25/24 (a)	715	720
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate — 0.50%, 2.75%, 12/27/44 (a)(b)	226	216
Republic Finance Issuance Trust
2.47%, 11/20/30 (a)	500	510
3.43%, 11/22/27 (a)	800	812
S-Jets Ltd.
3.97%, 8/15/42 (a)	1,745	1,714
Santander Retail Auto Lease Trust
1.74%, 7/20/23 (a)	1,330	1,354
SFS Asset Securitization LLC
4.24%, 6/10/25 (a)	814	815
Small Business Lending Trust
2.85%, 7/15/26 (a)	61	61
Sofi Consumer Loan Program Trust
3.67%, 8/25/27 (a)	60	60
SPS Servicer Advance Receivables Trust
1.83%, 11/15/55 (a)	2,100	2,068
START Ireland
4.09%, 3/15/44 (a)	802	807
Start Ltd.
4.09%, 5/15/43 (a)	1,677	1,663
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	24	24
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 0.72%, 2/25/57 (a)(b)	196	196
1.75%, 10/25/60 (a)	865	879
2.75%, 4/25/57 (a)(b)	64	65
Upstart Securitization Trust
3.73%, 9/20/29 (a)	850	867
VCAT LLC
3.67%, 8/25/50 (a)	528	533
Vericrest Opportunity Loan Trust
2.98%, 2/25/50 (a)	571	573
Verizon Owner Trust,
0.41%, 4/21/25	2,720	2,722
0.47%, 2/20/25	950	953
2.93%, 9/20/23	600	608
Volkswagen Auto Lease Trust
1.99%, 11/21/22	1,280	1,295
		81,134

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	$283	$330
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.50%, 0.62%, 3/20/61 (b)	110	110
1 Month USD LIBOR + 0.56%, 0.68%, 9/20/62 (b)	444	446
		886
Commercial Mortgage-Backed Securities (1.9%)
Alen 2021-ACEN Mortgage Trust
1 Month USD LIBOR + 1.15%, 1.26%, 4/15/34 (a)(b)	1,200	1,203
BAMLL Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 2.75%, 2.86%, 11/15/30 (a)(b)	2,000	2,049
CSMC 2020-NET
3.53%, 8/15/37 (a)	575	596
CSMC 2020-TMIC,
Class A
1 Month USD LIBOR + 3.00%, 3.25%, 12/15/35 (a)(b)	2,125	2,150
CSWF 2018-TOP
1 Month USD LIBOR + 1.45%, 1.56%, 8/15/35 (a)(b)	640	640
HPLY Trust
1 Month USD LIBOR + 2.35%, 2.46%, 11/15/36 (a)(b)	407	405
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.83%, 1.93%, 8/5/34 (a)(b)	185	173
JP Morgan Chase Commercial Mortgage Securities Corp.
4.13%, 7/5/31 (a)	1,100	1,175
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 2.31%, 7/15/36 (a)(b)	850	853
		9,244
Corporate Bonds (62.6%)
Energy (0.1%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	482
Finance (28.3%)
Aflac, Inc.
1.13%, 3/15/26	2,200	2,184
Air Lease Corp.
2.63%, 7/1/22	1,440	1,472
American International Group, Inc.
4.88%, 6/1/22	2,200	2,311
American Tower Corp.
2.40%, 3/15/25	600	626
	Face Amount (000)	Value (000)
Anthem, Inc.
3.50%, 8/15/24	$1,200	$1,298
ANZ New Zealand International Ltd.
1.90%, 2/13/23 (a)	1,510	1,551
Aon Corp.
2.20%, 11/15/22	575	591
Avolon Holdings Funding Ltd.
2.88%, 2/15/25 (a)	625	623
Banco Bilbao Vizcaya Argentaria SA
0.88%, 9/18/23	1,600	1,605
Banco Santander Chile
2.70%, 1/10/25 (a)	800	838
Banco Santander SA
3.85%, 4/12/23	2,200	2,341
Bank of America Corp.,
0.98%, 9/25/25	1,275	1,273
3.88%, 8/1/25	1,700	1,879
4.13%, 1/22/24	2,000	2,187
MTN
0.81%, 10/24/24	1,820	1,825
3.86%, 7/23/24	1,990	2,132
Bank of New York Mellon Corp. (The)
0.75%, 1/28/26	2,040	2,001
Banque Federative du Credit Mutuel SA
2.38%, 11/21/24 (a)	3,480	3,654
Barclays PLC
4.61%, 2/15/23	1,200	1,240
BNP Paribas SA
3.50%, 3/1/23 (a)	1,250	1,319
BPCE SA,
2.38%, 1/14/25 (a)	625	646
4.00%, 9/12/23 (a)	2,850	3,074
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,173
3.10%, 4/2/24	2,270	2,419
Capital One Financial Corp.
3.20%, 1/30/23	2,500	2,619
Citigroup, Inc.,
0.78%, 10/30/24	2,400	2,399
1.68%, 5/15/24	3,180	3,246
3.30%, 4/27/25	2,000	2,156
3.35%, 4/24/25	1,540	1,649
Cooperatieve Rabobank UA
3.95%, 11/9/22	1,340	1,411
Credit Suisse AG
1.00%, 5/5/23	2,360	2,374
DBS Group Holdings Ltd.
2.85%, 4/16/22 (a)	360	369
Equitable Financial Life Global Funding
1.40%, 7/7/25 (a)	1,000	1,000
GA Global Funding Trust
1.63%, 1/15/26 (a)	2,220	2,219
Goldman Sachs Group, Inc. (The),
3.50%, 1/23/25 - 4/1/25	2,950	3,191
Series VAR
0.63%, 11/17/23	1,750	1,751

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Guardian Life Global Funding
0.88%, 12/10/25 (a)	$2,450	$2,400
HSBC Holdings PLC,
3.03%, 11/22/23	1,830	1,904
3.95%, 5/18/24	2,240	2,391
Intercontinental Exchange, Inc.
0.70%, 6/15/23	1,420	1,425
JPMorgan Chase & Co.,
3.13%, 1/23/25	1,550	1,661
3.63%, 5/13/24	1,170	1,276
4.02%, 12/5/24	6,190	6,718
LeasePlan Corp.
2.88%, 10/24/24 (a)	1,275	1,342
Lloyds Banking Group PLC,
0.70%, 5/11/24	2,950	2,950
1.33%, 6/15/23	2,575	2,600
Macquarie Bank Ltd.
2.30%, 1/22/25 (a)	3,475	3,602
Metropolitan Life Global Funding I
0.95%, 7/2/25 (a)	1,275	1,262
National Bank of Canada,
0.90%, 8/15/23	1,810	1,819
2.10%, 2/1/23	1,485	1,527
National Securities Clearing Corp
0.75%, 12/7/25 (a)	4,300	4,199
1.20%, 4/23/23 (a)	710	721
Nationwide Building Society,
2.00%, 1/27/23 (a)	2,030	2,088
3.62%, 4/26/23 (a)	1,600	1,651
New York Life Global Funding
1.10%, 5/5/23 (a)	280	284
NongHyup Bank
1.25%, 7/20/25 (a)	690	687
Nordea Bank Abp
1.00%, 6/9/23 (a)	1,450	1,466
NTT Finance Corp.
1.16%, 4/3/26 (a)	2,650	2,617
People's United Financial, Inc.
3.65%, 12/6/22	1,660	1,731
Principal Life Global Funding II
0.50%, 1/8/24 (a)	2,740	2,735
Protective Life Global Funding
3.10%, 4/15/24 (a)	1,225	1,308
Royal Bank of Canada
2.55%, 7/16/24	1,275	1,345
Santander UK Group Holdings PLC
4.80%, 11/15/24	1,200	1,321
Santander UK PLC
2.10%, 1/13/23	868	892
Societe Generale SA
2.63%, 1/22/25 (a)	1,175	1,219
Standard Chartered PLC,
0.99%, 1/12/25 (a)	3,295	3,279
2.74%, 9/10/22 (a)	1,775	1,791
	Face Amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	$730	$727
2.35%, 1/15/25	3,360	3,489
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/23 (a)	2,350	2,358
Suncorp-Metway Ltd.
3.30%, 4/15/24 (a)	1,980	2,126
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,332
Truist Bank
2.15%, 12/6/24	1,525	1,597
Wells Fargo & Co.
1.65%, 6/2/24	650	664
		139,150
Industrials (28.9%)
7-Eleven, Inc.
0.80%, 2/10/24 (a)	3,160	3,151
AbbVie, Inc.
3.80%, 3/15/25	6,515	7,123
Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,331
Alimentation Couche-Tard, Inc.
2.70%, 7/26/22 (a)	800	821
Altria Group, Inc.
2.35%, 5/6/25	1,500	1,556
American Honda Finance Corp.
1.00%, 9/10/25	1,200	1,182
Amgen, Inc.
1.90%, 2/21/25	1,350	1,396
Amphenol Corp.
2.05%, 3/1/25	1,250	1,291
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/25	2,340	2,602
AT&T, Inc.
3.80%, 3/1/24	2,450	2,651
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	331
Bayer US Finance LLC
3.38%, 10/8/24 (a)	1,000	1,079
Berry Global, Inc.
1.57%, 1/15/26 (a)	2,325	2,291
BMW Finance
2.40%, 8/14/24 (a)	1,895	1,988
BMW US Capital LLC
3.45%, 4/12/23 (a)	1,471	1,553
Boeing Co. (The),
1.17%, 2/4/23	1,050	1,064
4.88%, 5/1/25	1,200	1,337
BP Capital Markets America, Inc.
3.19%, 4/6/25	2,565	2,763
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,298
Caterpillar Financial Services Corp.
3.30%, 6/9/24	2,430	2,626

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Industrials (cont'd)
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 4/15/23	$1,225	$1,305
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 7/23/25	850	964
Chevron Corp.
1.55%, 5/11/25	1,900	1,940
Cigna Corp.,
1.25%, 3/15/26	3,050	3,013
3.75%, 7/15/23	658	704
Citrix Systems, Inc.
1.25%, 3/1/26	1,100	1,082
Cummins, Inc.
0.75%, 9/1/25	1,500	1,477
Daimler Finance North America LLC,
0.75%, 3/1/24 (a)	1,710	1,703
3.30%, 5/19/25 (a)	2,510	2,696
3.35%, 2/22/23 (a)	520	546
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (a)	1,960	2,143
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (a)	1,260	1,267
DuPont de Nemours, Inc.
4.49%, 11/15/25	875	990
Eastern Energy Gas Holdings LLC
3.55%, 11/1/23	2,050	2,182
Enbridge, Inc.
2.50%, 1/15/25	750	783
Enterprise Products Operating LLC
3.90%, 2/15/24	1,200	1,301
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	1,150	1,242
Fox Corp.
4.03%, 1/25/24	1,200	1,304
General Motors Financial Co., Inc.
3.95%, 4/13/24	1,250	1,346
Georgia-Pacific LLC
1.75%, 9/30/25 (a)	4,080	4,154
Glencore Funding LLC,
3.00%, 10/27/22 (a)	1,275	1,317
4.13%, 3/12/24 (a)	1,225	1,328
Global Payments, Inc.
2.65%, 2/15/25	2,120	2,229
HCA, Inc.
5.00%, 3/15/24	1,600	1,781
Hyundai Capital America,
1.25%, 9/18/23 (a)	1,380	1,391
1.30%, 1/8/26 (a)	1,900	1,859
2.38%, 2/10/23 (a)	590	606
2.85%, 11/1/22 (a)	800	825
3.95%, 2/1/22 (a)	1,270	1,304
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	2,015	2,131
	Face Amount (000)	Value (000)
Juniper Networks, Inc.
1.20%, 12/10/25	$575	$566
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,304
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,321
Meituan
2.13%, 10/28/25 (a)	770	767
Mondelez International Holdings Netherlands BV
2.25%, 9/19/24 (a)	950	994
Nissan Motor Co. Ltd.
3.04%, 9/15/23 (a)	1,750	1,832
Nucor Corp.
2.00%, 6/1/25	975	1,001
Nutrition & Biosciences, Inc.
1.23%, 10/1/25 (a)	2,250	2,213
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 5/1/25 (a)	1,540	1,616
PayPal Holdings, Inc.
1.65%, 6/1/25	1,150	1,172
Pioneer Natural Resources Co.
1.13%, 1/15/26	4,490	4,412
Royalty Pharma PLC
1.20%, 9/2/25 (a)	1,475	1,446
Sabine Pass Liquefaction LLC
5.63%, 4/15/23	1,320	1,432
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,772
Siemens Financieringsmaatschappij N.V.,
0.65%, 3/11/24 (a)	4,880	4,880
3.25%, 5/27/25 (a)	1,500	1,626
Silgan Holdings, Inc.
1.40%, 4/1/26 (a)	1,875	1,838
Sky Ltd.
3.75%, 9/16/24 (a)	2,330	2,561
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	1,775	1,942
Toyota Motor Corp.
1.34%, 3/25/26	2,300	2,296
TSMC Global Ltd.
0.75%, 9/28/25 (a)	1,575	1,539
Union Pacific Corp.
3.50%, 6/8/23	1,225	1,301
Verizon Communications, Inc.,
0.85%, 11/20/25	2,235	2,189
1.45%, 3/20/26	5,890	5,893
Volkswagen Group of America Finance LLC
2.70%, 9/26/22 (a)	3,230	3,336
Walt Disney Co. (The)
1.75%, 8/30/24	2,150	2,221
Waste Management, Inc.
0.75%, 11/15/25	1,150	1,126
Williams Cos., Inc. (The)
4.30%, 3/4/24	1,330	1,449
		142,392

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Utilities (5.3%)
Ameren Corp.
2.50%, 9/15/24	$2,510	$2,641
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,471
CenterPoint Energy, Inc.
2.50%, 9/1/24	2,500	2,623
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26 (c)	2,355	2,348
DTE Energy Co.
0.55%, 11/1/22	1,710	1,711
2.25%, 11/1/22	1,800	1,847
Enel Finance International N.V.
4.63%, 9/14/25 (a)	3,130	3,547
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/21	1,550	1,563
NiSource, Inc.
0.95%, 8/15/25	1,550	1,522
Southern Co. (The),
2.95%, 7/1/23	1,260	1,320
Series 21-A
0.60%, 2/26/24	2,700	2,685
WEC Energy Group, Inc.
0.55%, 9/15/23	2,840	2,836
		26,114
		308,138
Mortgages — Other (11.6%)
Ajax Mortgage Loan Trust
1.07%, 9/25/65 (a)(b)	1,235	1,227
Angel Oak Mortgage Trust LLC
2.07%, 5/25/50 (a)(b)	1,277	1,281
BRAVO Residential Funding Trust
2.00%, 5/25/59 (a)(b)	1,006	1,023
Brean Asset Backed Securities Trust
1.40%, 10/25/63 (a)(b)	2,400	2,288
Bunker Hill Loan Depositary Trust
1.72%, 2/25/55 (a)(b)	726	738
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)	586	600
4.00%, 10/25/68 (a)(b)	477	498
CFMT 2020-ABC1 LLC
1.94%, 9/25/50 (a)(b)	1,725	1,707
CFMT 2021-HB5 LLC
1.37%, 2/25/31 (a)(b)	1,600	1,594
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	76	76
CIM Trust,
2.57%, 7/25/59 (a)	1,718	1,719
3.00%, 4/25/57 (a)(b)	275	280
	Face Amount (000)	Value (000)
CSMC 2021-NQM2
1.18%, 2/25/66 (a)(b)	$1,748	$1,748
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 1.31%, 10/25/29 (b)	44	44
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (a)(b)	900	900
4.45%, 1/25/26 (a)(b)	1,500	1,493
5.07%, 5/25/24 (a)(b)	1,700	1,712
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (a)(b)	95	95
4.00%, 2/25/59 (a)(b)	47	47
Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 0.64%, 8/25/60 (a)(b)	129	129
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 0.40%, 5/20/63 (b)	8	8
1 Month USD LIBOR + 0.45%, 0.57%, 5/20/62 (b)	1	1
1 Month USD LIBOR + 0.60%, 0.72%, 1/20/64 (b)	144	145
Headlands Residential LLC
3.97%, 6/25/24 (a)	200	201
Homeward Opportunities Fund Trust
3.23%, 8/25/25 (a)	1,200	1,203
Imperial Fund Mortgage Trust
1.38%, 10/25/55 (a)(b)	1,083	1,087
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.77%, 0.95%, 12/22/69 (a)(b)	290	291
2.28%, 12/22/69 (a)(b)	360	370
Legacy Mortgage Asset Trust
3.25%, 2/25/60 (a)	1,539	1,558
LHOME Mortgage Trust,
2.09%, 9/25/26 (a)(b)	700	700
3.23%, 10/25/24 (a)	235	237
Mello Warehouse Securitization Trust,
1 Month USD LIBOR + 0.70%, 0.81%, 2/25/55 (a)(b)	960	961
1 Month USD LIBOR + 0.80%, 0.91%, 11/25/53 (a)(b)	840	842
1 Month USD LIBOR + 0.90%, 1.01%, 10/25/53 (a)(b)	1,440	1,442
New Residential Mortgage Loan Trust
3.23%, 8/25/60 (a)	180	182
3.75%, 5/28/52 - 8/25/55(a)(b)	195	207
4.00%, 9/25/57 (a)(b)	393	416
NRPL Trust
4.25%, 7/25/67 (a)	513	517
NYMT Loan Trust,
2.94%, 10/25/60 (a)(b)	754	758
3.96%, 6/25/25 (a)	1,544	1,552
OBX Trust
4.00%, 7/25/58 (a)(b)	174	176

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Mortgages — Other (cont'd)
Oceanview Mortgage Loan Trust
1.73%, 5/28/50 (a)(b)	$662	$667
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 0.99%, 1/16/60 (a)(b)	176	176
1 Month USD LIBOR + 0.93%, 1.04%, 3/12/61 (a)(b)	422	421
1 Month USD LIBOR + 0.95%, 1.06%, 8/18/60 (a)(b)	190	190
1 Month USD LIBOR + 1.00%, 1.11%, 6/20/60 (a)(b)	192	192
Preston Ridge Partners LLC,
2.86%, 9/25/25 (a)	1,083	1,092
3.10%, 11/25/25 (a)	1,317	1,327
Pretium Mortgage Credit Partners I LLC
2.24%, 9/27/60 (a)	925	925
Provident Funding Mortgage Warehouse Securitization Trust
1 Month USD LIBOR + 0.70%, 0.81%, 2/25/55 (a)(b)	2,175	2,175
PRPM LLC,
2.12%, 1/25/26 - 3/25/26 (a)(b)	1,795	1,796
3.50%, 10/25/24 (a)(b)	648	654
RESIMAC,
Series 19-2A
1 Month USD LIBOR + 0.95%, 1.06%, 2/10/51 (a)(b)	413	413
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 0.95%, 12/5/59 (a)(b)	160	160
1 Month USD LIBOR + 0.93%, 1.03%, 9/5/57 (a)(b)	285	285
RMF Buyout Issuance Trust,
1.71%, 6/25/30 (a)(b)	541	543
1.72%, 10/25/50 (a)(b)	1,375	1,371
2.16%, 2/25/30 (a)(b)	1,260	1,264
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	762	808
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 0.73%, 8/20/34 (b)	147	147
Silver Hill Trust
3.10%, 11/25/49 (a)(b)	1,006	1,042
Station Place Securitization Trust
1 Month USD LIBOR + 0.65%, 0.76%, 1/26/54 (a)(b)	1,610	1,612
Towd Point HE Trust
0.92%, 2/25/63 (a)(b)	2,750	2,752
TVC Mortgage Trust
3.47%, 9/25/24 (a)	300	302
Vista Point Securitization Trust
1.76%, 3/25/65 (a)(b)	848	859
VOLT XCIII LLC
1.89%, 2/27/51 (a)	1,197	1,192
	Face Amount (000)	Value (000)
VOLT XCIV LLC
2.24%, 2/27/51 (a)	$1,429	$1,429
VOLT XCVI LLC
2.12%, 3/27/51 (a)	1,361	1,361
		57,208
Sovereign (1.0%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,753
2.38%, 5/12/23	1,170	1,209
Korea Development Bank (The)
3.00%, 3/19/22	410	420
Korea National Oil Corp.
0.88%, 10/5/25 (a)	1,680	1,647
		5,029
Total Fixed Income Securities (Cost $461,846)		463,682
Investment Company (2.7%)
iShares Short-Term Corporate Bond ETF (Cost $13,471)	245,000	13,397
	Shares
Short-Term Investments (1.2%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $2,375)	2,375,409	2,375
	Face Amount (000)
U.S. Treasury Security (0.3%)
U.S. Treasury Bill 0.09%, 6/3/21 (d) (Cost $1,350)	$1,350	1,350
Corporate Bond (0.4%)
Industrial (0.4%)
General Motors Financial Co., Inc.
4.20%, 11/6/21 (Cost $2,041)	2,000	2,043
Total Short-Term Investments (Cost $5,766)		5,768
Total Investments (98.1%) (Cost $481,083) (e)(f)		482,847
Other Assets in Excess of Liabilities (1.9%)		9,547
Net Assets (100.0%)		$492,394

(a)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)  When-issued security.

(d)  Rate shown is the yield to maturity at March 31, 2021.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Short Duration Income Portfolio

(e)  Securities are available for collateral in connection with purchase of when-issued securities and futures contracts.

(f)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,651,000 and the aggregate gross unrealized depreciation is approximately $2,116,000, resulting in net unrealized appreciation of approximately $3,535,000.

@  Face Amount/Value is less than $500.

CMT  Constant Maturity Treasury Note Rate.

ETF  Exchange Traded Fund.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	595	Jun-21	$119,000	$131,332	$(88)
Short:
U.S. Treasury 5 yr. Note (United States)	1,300	Jun-21	(130,000)	(160,418)	1,859
					$1,771

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	29.5%
Finance	28.8
Asset-Backed Securities	16.8
Mortgages — Other	11.9
Other*	7.6
Utilities	5.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $291,750,000 and net unrealized appreciation of approximately $1,771,000.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $478,708)	$480,472
Investment in Security of Affiliated Issuer, at Value (Cost $2,375)	2,375
Total Investments in Securities, at Value (Cost $481,083)	482,847
Foreign Currency, at Value (Cost —@)	—	@
Cash	—	@
Receivable for Fund Shares Sold	11,688
Receivable for Investments Sold	2,211
Interest and Paydown Receivable	1,856
Receivable for Variation Margin on Futures Contracts	185
Receivable from Affiliate	—	@
Other Assets	134
Total Assets	498,921
Liabilities:
Payable for Investments Purchased	4,079
Payable for Fund Shares Redeemed	2,126
Payable for Advisory Fees	74
Payable for Professional Fees	58
Payable for Shareholder Services Fees — Class A	48
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Trustees' Fees and Expenses	40
Payable for Administration Fees	33
Payable for Sub Transfer Agency Fees — Class I	15
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Custodian Fees	8
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Other Liabilities	42
Total Liabilities	6,527
Net Assets	$492,394
Net Assets Consist of:
Paid-in-Capital	$490,945
Total Distributable Earnings	1,449
Net Assets	$492,394

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Short Duration Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$252,010
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	30,239,574
Net Asset Value, Offering and Redemption Price Per Share	$8.33
CLASS A:
Net Assets	$238,253
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	28,513,636
Net Asset Value, Redemption Price Per Share	$8.36
Maximum Sales Load	2.00%
Maximum Sales Charge	$0.17
Maximum Offering Price Per Share	$8.53
CLASS L:
Net Assets	$907
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	108,892
Net Asset Value, Offering and Redemption Price Per Share	$8.33
CLASS C:
Net Assets	$1,213
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	146,126
Net Asset Value, Offering and Redemption Price Per Share	$8.30
CLASS IS:
Net Assets	$11
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,365
Net Asset Value, Offering and Redemption Price Per Share	$8.34

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Short Duration Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$3,513
Dividends from Securities of Unaffiliated Issuers	130
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	3,644
Expenses:
Advisory Fees (Note B)	442
Shareholder Services Fees — Class A (Note D)	235
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	2
Administration Fees (Note C)	177
Sub Transfer Agency Fees — Class I	83
Sub Transfer Agency Fees — Class A	45
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	77
Registration Fees	48
Shareholder Reporting Fees	26
Pricing Fees	19
Custodian Fees (Note F)	11
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	5
Other Expenses	14
Total Expenses	1,193
Waiver of Advisory Fees (Note B)	(264)
Reimbursement of Class Specific Expenses — Class I (Note B)	(22)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	899
Net Investment Income	2,745
Realized Gain:
Investments Sold	1,478
Futures Contracts	590
Net Realized Gain	2,068
Change in Unrealized Appreciation (Depreciation):
Investments	(3,073)
Foreign Currency Translation	— @
Futures Contracts	1,874
Net Change in Unrealized Appreciation (Depreciation)	(1,199)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	869
Net Increase in Net Assets Resulting from Operations	$3,614

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Short Duration Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,745	$5,405
Net Realized Gain (Loss)	2,068	(1,856)
Net Change in Unrealized Appreciation (Depreciation)	(1,199)	3,306
Net Increase in Net Assets Resulting from Operations	3,614	6,855
Dividends and Distributions to Shareholders:
Class I	(1,787)	(4,012)
Class A	(1,072)	(1,778)
Class L	(4)	(15)
Class C	(1)	(—- @)
Class IS	(—- @)	(1)
Total Dividends and Distributions to Shareholders	(2,864)	(5,806)
Capital Share Transactions:(1)
Class I:
Subscribed	114,697	159,179
Distributions Reinvested	1,713	3,802
Redeemed	(98,728)	(104,693)
Class A:
Subscribed	139,244	92,883
Distributions Reinvested	1,070	1,770
Redeemed	(51,070)	(29,414)
Class L:
Exchanged	103	44
Distributions Reinvested	4	15
Redeemed	(31)	(32)
Class C:
Subscribed	1,306	—
Distributions Reinvested	1	— @
Redeemed	(129)	—
Class IS:
Subscribed	— @	35
Distributions Reinvested	— @	1
Redeemed	(3)	(39)
Net Increase in Net Assets Resulting from Capital Share Transactions	108,177	123,551
Total Increase in Net Assets	108,927	124,600
Net Assets:
Beginning of Period	383,467	258,867
End of Period	$492,394	$383,467

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Short Duration Income Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended March 31, 2021 (unaudited) (000)		Year Ended September 30, 2020 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	13,752		19,301
Shares Issued on Distributions Reinvested	206		463
Shares Redeemed	(11,840)		(12,867)
Net Increase in Class I Shares Outstanding	2,118		6,897
Class A:
Shares Subscribed	16,645		11,183
Shares Issued on Distributions Reinvested	128		215
Shares Redeemed	(6,105)		(3,611)
Net Increase in Class A Shares Outstanding	10,668		7,787
Class L:
Shares Exchanged	13		5
Shares Issued on Distributions Reinvested	—	@@	2
Shares Redeemed	(4)		(4)
Net Increase in Class L Shares Outstanding	9		3
Class C:
Shares Subscribed	157		—	@@
Shares Issued on Distributions Reinvested	—	@@	—
Shares Redeemed	(15)		—
Net Increase in Class C Shares Outstanding	142		—	@@
Class IS:
Shares Subscribed	—	@@	5
Shares Issued on Distributions Reinvested	—	@@	—	@@
Shares Redeemed	(—	@@)	(5)
Net Decrease in Class IS Shares Outstanding	(—	@@)	(—	@@)

@  Amount is less than $500.

@@  Amount is less than 500 shares.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Short Duration Income Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.31		$8.24		$8.13		$8.15		$8.12		$7.71
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.17		0.21		0.17		0.16		0.15
Net Realized and Unrealized Gain (Loss)	0.02		0.09		0.10		(0.03)		0.02		0.41
Total from Investment Operations	0.08		0.26		0.31		0.14		0.18		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.19)		(0.20)		(0.16)		(0.15)		(0.15)
Net Asset Value, End of Period	$8.33		$8.31		$8.24		$8.13		$8.15		$8.12
Total Return(3)	0.95	%(11)	3.20%		3.93	%(4)	1.79	%(5)	2.29	%(6)	7.43	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$252,010		$233,816		$174,909		$118,810		$103,131		$98,603
Ratio of Expenses Before Expense Limitation	0.44	%(12)	0.53%		0.49%		0.50%		0.53%		0.65%
Ratio of Expenses After Expense Limitation	0.30	%(8)(12)	0.29	%(8)	0.30	%(8)	0.28	%(8)	0.30	%(8)	0.36	%(8)(9)
Ratio of Net Investment Income	1.35	%(8)(12)	2.12	%(8)	2.55	%(8)	2.13	%(8)	1.92	%(8)	1.97	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	31	%(11)	74%		64%		40%		43%		66%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 3.80%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.54%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.78%.

(7)  Performance was positively impacted by approximately 5.97% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 1.46%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.30% for Class I shares. Prior to January 11, 2016, the maximum ratio was 0.53% for Class I shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Short Duration Income Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.34		$8.26		$8.15		$8.17		$8.13		$7.72
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.15		0.19		0.15		0.14		0.14
Net Realized and Unrealized Gain (Loss)	0.02		0.10		0.10		(0.03)		0.03		0.40
Total from Investment Operations	0.07		0.25		0.29		0.12		0.17		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.05)		(0.17)		(0.18)		(0.14)		(0.13)		(0.13)
Net Asset Value, End of Period	$8.36		$8.34		$8.26		$8.15		$8.17		$8.13
Total Return(3)	0.84	%(11)	3.06%		3.66	%(4)	1.51	%(5)	2.15	%(6)	7.15	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$238,253		$148,771		$83,111		$68,517		$82,157		$66,821
Ratio of Expenses Before Expense Limitation	0.67	%(12)	0.77%		0.76%		0.80%		0.80%		0.80%
Ratio of Expenses After Expense Limitation	0.55	%(8)(12)	0.54	%(8)	0.55	%(8)	0.55	%(8)	0.55	%(8)	0.52	%(8)(9)
Ratio of Net Investment Income	1.09	%(8)(12)	1.85	%(8)	2.30	%(8)	1.85	%(8)	1.66	%(8)	1.83	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	31	%(11)	74%		64%		40%		43%		66%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 3.53%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.26%.

(6)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.65%.

(7)  Performance was positively impacted by approximately 5.94% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 1.21%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.55% for Class A shares. Prior to January 11, 2016, the maximum ratio was 0.88% for Class A shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Short Duration Income Portfolio

	Class L
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.31		$8.24		$8.12		$8.15		$8.11		$7.70
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.04		0.13		0.17		0.13		0.11		0.11
Net Realized and Unrealized Gain (Loss)	0.02		0.09		0.11		(0.04)		0.04		0.41
Total from Investment Operations	0.06		0.22		0.28		0.09		0.15		0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.15)		(0.16)		(0.12)		(0.11)		(0.11)
Net Asset Value, End of Period	$8.33		$8.31		$8.24		$8.12		$8.15		$8.11
Total Return(3)	0.71	%(11)	2.69%		3.52	%(4)	1.14	%(5)	1.90	%(6)	6.79	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$907		$829		$795		$382		$410		$403
Ratio of Expenses Before Expense Limitation	1.13	%(12)	1.26%		1.25%		1.52%		1.70%		1.83%
Ratio of Expenses After Expense Limitation	0.80	%(8)(12)	0.79	%(8)	0.80	%(8)	0.80	%(8)	0.80	%(8)	0.92	%(8)(9)
Ratio of Net Investment Income	0.85	%(8)(12)	1.64	%(8)	2.07	%(8)	1.61	%(8)	1.41	%(8)	1.42	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	31	%(11)	74%		64%		40%		43%		66%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class L shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 3.39%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.89%.

(6)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.39%.

(7)  Performance was positively impacted by approximately 5.92% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 0.87%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.80% for Class L shares. Prior to January 11, 2016, the maximum ratio was1.23% for Class L shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Short Duration Income Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$8.29		$8.22		$8.10		$8.13		$8.09		$7.69
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.09		0.13		0.09		0.07		0.07
Net Realized and Unrealized Gain (Loss)	0.02		0.09		0.11		(0.04)		0.04		0.41
Total from Investment Operations	0.03		0.18		0.24		0.05		0.11		0.48
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.11)		(0.12)		(0.08)		(0.07)		(0.08)
Net Asset Value, End of Period	$8.30		$8.29		$8.22		$8.10		$8.13		$8.09
Total Return(3)	0.40	%(11)	2.16%		3.01	%(4)	0.64	%(5)	1.34	%(6)	6.24	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,213		$37		$36		$52		$52		$95
Ratio of Expenses Before Expense Limitation	1.86	%(12)	7.65%		6.34%		5.69%		4.92%		3.95%
Ratio of Expenses After Expense Limitation	1.30	%(8)(12)	1.29	%(8)	1.30	%(8)	1.30	%(8)	1.30	%(8)	1.39	%(8)(9)
Ratio of Net Investment Income	0.30	%(8)(12)	1.14	%(8)	1.55	%(8)	1.11	%(8)	0.85	%(8)	0.93	%(8)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)
Portfolio Turnover Rate	31	%(11)	74%		64%		40%		43%		66%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 2.88%.

(5)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.39%.

(6)  Performance was positively impacted by approximately 0.50% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 0.84%.

(7)  Performance was positively impacted by approximately 5.77% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 0.47%.

(8)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(9)  Effective January 11, 2016, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.30% for Class C shares. Prior to January 11, 2016, the maximum ratio was 1.63% for Class C shares.

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Short Duration Income Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,								Period from January 11, 2016(2) to
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		September 30, 2016(1)
Net Asset Value, Beginning of Period	$8.32		$8.24		$8.13		$8.15		$8.11		$7.65
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.06		0.18		0.21		0.18		0.16		0.17
Net Realized and Unrealized Gain (Loss)	0.02		0.09		0.11		(0.03)		0.04		0.39
Total from Investment Operations	0.08		0.27		0.32		0.15		0.20		0.56
Distributions from and/or in Excess of:
Net Investment Income	(0.06)		(0.19)		(0.21)		(0.17)		(0.16)		(0.10)
Net Asset Value, End of Period	$8.34		$8.32		$8.24		$8.13		$8.15		$8.11
Total Return(4)	0.98	%(11)	3.37%		3.98	%(5)	1.83	%(6)	2.46	%(7)	7.42	%(8)(11)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11		$14		$16		$11		$11		$11
Ratio of Expenses Before Expense Limitation	18.99	%(12)	12.15%		17.44%		18.54%		16.24%		17.12	%(12)
Ratio of Expenses After Expense Limitation	0.25	%(9)(12)	0.24	%(9)	0.24	%(9)	0.25	%(9)	0.25	%(9)	0.25	%(9)(12)
Ratio of Net Investment Income	1.42	%(9)(12)	2.21	%(9)	2.61	%(9)	2.16	%(9)	1.96	%(9)	2.20	%(9)(12)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(10)(12)	0.01%		0.00	%(10)	0.00	%(10)	0.00	%(10)	0.00	%(10)(12)
Portfolio Turnover Rate	31	%(11)	74%		64%		40%		43%		66	%(11)

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Performance was positively impacted by approximately 0.13% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 3.85%.

(6)  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.58%.

(7)  Performance was positively impacted by approximately 0.51% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class IS shares would have been approximately 1.95%.

(8)  Performance was positively impacted by approximately 5.96% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class IS shares would have been approximately 1.46%.

(9)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(10)  Amount is less than 0.005%.

(11)  Not annualized.

(12)  Annualized.

The accompanying notes are an integral part of the financial statements.
21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Short Duration Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years. The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class IS.

The Fund has suspended offering Class L and Class C shares to all investors. Class L and Class C shareholders of the Fund do not have the option of purchasing additional Class L and Class C shares, respectively. However, existing Class L and Class C shareholders may invest in additional Class L and Class C shares through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$778	$—	$778
Agency Bonds — Consumer Discretionary (U.S. Government Guaranteed)	—	252	—	252
Agency Fixed Rate Mortgages	—	1,013	—	1,013
Asset-Backed Securities	—	81,134	—	81,134
Collateralized Mortgage Obligations — Agency Collateral Series	—	886	—	886
Commercial Mortgage-Backed Securities	—	9,244	—	9,244

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets (cont):
Corporate Bonds	$—	$308,138	$—	$308,138
Mortgages — Other	—	57,208	—	57,208
Sovereign	—	5,029	—	5,029
Total Fixed Income Securities	—	463,682	—	463,682
Investment Company	13,397	—	—	13,397
Short-Term Investments
Corporate Bond	—	2,043	—	2,043
Investment Company	2,375	—	—	2,375
U.S. Treasury Security	—	1,350	—	1,350
Total Short-Term Investments	2,375	3,393	—	5,768
Futures Contract	1,859	—	—	1,859
Total Assets	17,631	467,075	—	484,706
Liabilities:
Futures Contract	(88)	—	—	(88)
Total	$17,543	$467,075	$—	$484,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$1,859	(a)
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Interest Rate Risk	$(88	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$590
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$1,874

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$229,077,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.30% for Class I shares, 0.55% for Class A shares, 0.80% for Class L shares, 1.30% for Class C shares and 0.25% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $264,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.25% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $247,788,000 and $133,446,000, respectively. For the six months ended March 31, 2021, purchases and sales of long-term U.S. Government securities were less than $500 and approximately $584,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$9,160	$141,117	$147,902	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$2,375

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$5,806	$5,426

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments on callable bonds, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$34	$(34)

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$694	$—

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $1,728,000 and $3,046,000, respectively,that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.5%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTLDSAN
3565837 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Strategic Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Strategic Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs, including sales charge (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Strategic Income Portfolio Class I	$1,000.00	$1,036.70	$1,022.04	$2.95	$2.92	0.58%
Strategic Income Portfolio Class A	1,000.00	1,035.40	1,020.19	4.82	4.78	0.95
Strategic Income Portfolio Class C	1,000.00	1,031.20	1,016.45	8.61	8.55	1.70
Strategic Income Portfolio Class IS	1,000.00	1,037.80	1,022.09	2.90	2.87	0.57

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (94.5%)
Asset-Backed Securities (27.2%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 1.83%, 10/25/34 (a)		$39	$39
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)		100	108
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 2.21%, 5/25/34 (a)		222	229
AMSR Trust,
3.87%, 1/19/39 (b)		200	202
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 1.05%, 2/28/40 (a)(b)		110	105
BCMSC Trust,
7.51%, 1/15/29 (a)		115	112
Cascade Funding Mortgage Trust,
3.40%, 4/25/30 (a)(b)		76	77
4.49%, 12/25/29 (a)(b)		205	204
CFMT 2020-HB3 LLC,
4.08%, 5/25/30 (a)(b)		200	202
CFMT 2020-HB4 LLC,
2.72%, 12/26/30 (a)(b)		100	100
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		26	27
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		89	89
4.60%, 6/17/24 (b)		400	401
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 1.13%, 1.23%, 2/25/33 (a)		59	58
1 Month USD LIBOR + 1.46%, 1.56%, 5/25/32 (a)		25	26
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	105
ECAF I Ltd.,
4.95%, 6/15/40 (b)		235	222
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 2.28%, 10/25/34 (a)		44	45
European Residential Loan Securitisation,
1.45%, 7/24/54	EUR	165	192
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$182	184
Finance of America HECM Buyout,
3.09%, 7/25/30 (a)(b)		100	101
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 0.50%, 2/27/35 (a)(b)		18	18
FREED ABS Trust,
3.19%, 11/18/26 (b)		100	102
	Face Amount (000)		Value (000)
Goodgreen Trust,
2.63%, 4/15/55 (b)		$189	$195
GSAA Home Equity Trust,
6.00%, 11/25/36		21	12
GSAMP Trust,
1 Month USD LIBOR + 0.48%, 0.59%, 3/25/46 (a)		94	94
Home Partners of America Trust,
3.60%, 9/17/39 (b)		94	95
Loanpal Solar Loan 2020-2 Ltd.,
2.75%, 7/20/47 (b)		180	183
Loanpal Solar Loan 2021-1 Ltd.,
2.29%, 1/20/48 (b)		189	189
Loanpal Solar Loan Ltd.,
2.47%, 12/20/47 (b)		188	189
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)		209	211
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)		166	168
New Residential Mortgage LLC,
5.44%, 6/25/25 (b)		327	336
Newday Funding PLC,
1 Month GBP LIBOR + 2.40%, 2.45%, 9/15/27 (a)(b)	GBP	100	138
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate — 0.55%, 2.70%, 2/25/44 (a)(b)		$128	125
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.54%, 0.65%, 3/25/37 (a)		42	41
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 2.76%, 8/25/25 (a)(b)		300	299
1 Month USD LIBOR + 2.85%, 2.96%, 2/25/23 (a)(b)		250	250
1 Month USD LIBOR + 3.00%, 3.12%, 3/25/26 (a)(b)		250	250
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		60	60
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate — 0.50%, 2.75%, 12/27/44 (a)(b)		75	72
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	102
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	153
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.01%, 1/25/40 (a)	EUR	300	331
Small Business Origination Loan Trust,
3.85%, 12/15/27	GBP	72	95
Sprite Ltd.,
4.25%, 12/15/37 (b)		$161	163

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)	$193	$195
START Ireland,
4.09%, 3/15/44 (b)	154	155
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	200	207
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 2.66%, 1/25/34 (a)(b)	29	29
1 Month USD LIBOR + 2.78%, 2.88%, 11/25/31 (a)(b)	34	34
		7,319
Collateralized Mortgage Obligation — Agency Collateral Series (0.0%)
Government National Mortgage Association, IO
0.77%, 8/20/58 (a)	285	6
Commercial Mortgage-Backed Securities (4.4%)
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 2.31%, 10/15/36 (a)(b)	100	98
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)	100	99
4.69%, 6/10/47 (a)	50	53
MFT Trust,
3.28%, 8/10/40 (a)(b)	180	182
3.48%, 2/10/42 (a)(b)	250	232
MKT 2020-525M Mortgage Trust,
2.94%, 2/12/40 (a)(b)	250	222
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 1.81%, 10/15/49 (a)(b)	87	87
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)	150	143
Wells Fargo Commercial Mortgage Trust,
4.15%, 5/15/48 (a)	75	77
		1,193
Corporate Bonds (44.1%)
Communications (0.2%)
TEGNA, Inc.,
4.63%, 3/15/28	45	46
Finance (23.7%)
ABN Amro Bank N.V.,
4.75%, 7/28/25 (b)	200	224
Aon Corp.,
2.20%, 11/15/22	50	51
Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (b)	50	50
Bank of America Corp.,
2.46%, 10/22/25	250	262
3.25%, 10/21/27	350	377
Barclays PLC,
2.85%, 5/7/26	200	210
	Face Amount (000)		Value (000)
Belrose Funding Trust,
2.33%, 8/15/30 (b)		$125	$121
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	122
Brown & Brown, Inc.,
2.38%, 3/15/31		$75	72
4.20%, 9/15/24		50	55
Citigroup, Inc.,
0.78%, 10/30/24		125	125
1.68%, 5/15/24		250	255
5.50%, 9/13/25		225	261
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	145
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	118
Credit Agricole SA,
1.38%, 3/13/25		100	123
Crown Castle International Corp.,
3.30%, 7/1/30		$25	26
DBS Group Holdings Ltd.,
1.50%, 4/11/28	EUR	100	120
Discover Financial Services,
3.95%, 11/6/24		$25	27
Duke Realty LP,
1.75%, 2/1/31		125	116
Equitable Holdings, Inc.,
3.90%, 4/20/23		162	172
ERP Operating LP,
4.15%, 12/1/28		100	113
GA Global Funding Trust,
1.00%, 4/8/24		275	275
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	130
4.25%, 10/21/25		$125	140
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	76
Itau Unibanco Holding SA,
2.90%, 1/24/23 (b)		250	256
JPMorgan Chase & Co.,
1.95%, 2/4/32		125	119
Kimco Realty Corp.,
2.70%, 10/1/30		125	125
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	211
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		150	154
Mastercard, Inc.,
1.90%, 3/15/31		75	74
Metropolitan Life Global Funding I,
0.95%, 7/2/25 (b)		150	148
National Bank of Canada,
0.55%, 11/15/24		250	249

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Finance (cont'd)
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		$225	$236
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	27
Prologis LP,
1.25%, 10/15/30		150	136
Shinhan Financial Group Co. Ltd.,
1.35%, 1/10/26 (b)		200	199
SVB Financial Group,
1.80%, 2/2/31		100	92
3.13%, 6/5/30		50	52
Transurban Finance Co. Pty Ltd.,
2.45%, 3/16/31 (b)		100	97
USAA Capital Corp.,
1.50%, 5/1/23 (b)		150	153
Visa, Inc.,
0.75%, 8/15/27		75	72
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	120
Wells Fargo & Co.,
2.57%, 2/11/31		$75	75
			6,361
Industrials (19.0%)
AbbVie, Inc.,
2.95%, 11/21/26		175	186
3.60%, 5/14/25		125	136
Albertsons Cos., Inc./Safeway, Inc./ New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		4	4
Alphabet, Inc.,
1.10%, 8/15/30		125	115
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	78
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		250	266
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (b)		49	51
Baidu, Inc.,
1.72%, 4/9/26		200	199
Berry Global, Inc.,
4.50%, 2/15/26 (b)		25	26
Boyd Gaming Corp.,
4.75%, 12/1/27		40	41
CSX Corp.,
2.40%, 2/15/30		75	76
DH Europe Finance II Sarl,
2.20%, 11/15/24		375	391
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	39
	Face Amount (000)		Value (000)
Ford Motor Credit Co., LLC,
3.10%, 5/4/23		$200	$203
Garda World Security Corp.,
9.50%, 11/1/27 (b)		50	55
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		50	53
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	119
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)		$75	77
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	81
HCA, Inc.,
4.13%, 6/15/29		125	139
Johnson Controls International plc/Tyco Fire & Security Finance SCA,
1.75%, 9/15/30		50	47
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	77
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	239
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	26
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	25
MDC Partners, Inc.,
7.50%, 5/1/24 (b)(d)		75	76
Mosaic Co. (The),
4.25%, 11/15/23		125	135
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	78
NortonLifeLock, Inc.,
5.00%, 4/15/25 (b)		75	76
NXP BV/NXP Funding LLC/NXP USA, Inc.,
3.40%, 5/1/30 (b)		125	132
Oceaneering International, Inc.,
6.00%, 2/1/28		75	72
Q-Park Holding I BV,
1.50%, 3/1/25 (b)	EUR	100	113
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		$75	75
Royalty Pharma PLC,
1.20%, 9/2/25 (b)		125	123
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	143
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	77
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	80
Silgan Holdings, Inc.,
2.25%, 6/1/28	EUR	100	118
Sotheby's,
7.38%, 10/15/27 (b)		$200	217

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 9/20/29 (b)		$200	$215
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	119
Toyota Motor Corp.,
1.34%, 3/25/26		$125	125
Verizon Communications, Inc.,
3.88%, 2/8/29		200	223
Vontier Corp.,
1.80%, 4/1/26 (b)		75	75
Western Midstream Operating LP,
4.35%, 2/1/25		75	78
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	25
			5,124
Utilities (1.2%)
Greenko Investment Co.,
4.88%, 8/16/23		200	203
ONEOK, Inc.,
3.40%, 9/1/29		125	129
			332
			11,863
Mortgages — Other (14.5%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 0.58%, 3/17/39 (a)	GBP	32	40
Alternative Loan Trust,
2.89%, 3/25/35 (a)		$22	22
5.75%, 3/25/34		28	29
PAC
1 Month USD LIBOR + 0.45% ,0.56%, 10/25/36 (a)		35	17
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		65	30
Banc of America Mortgage Trust,
3.30%, 6/25/35 (a)		94	92
3.67%, 3/25/33 (a)		19	19
Bear Stearns ARM Trust,
2.77%, 8/25/33 (a)		95	98
3.06%, 2/25/36 (a)		25	26
Bear Stearns Trust,
2.79%, 4/25/35 (a)		27	22
Cascade Funding Mortgage Trust,
2.80%, 6/25/69 (a)(b)		156	160
4.00%, 10/25/68 (a)(b)		339	345
CFMT 2020-HB4 LLC,
1.92%, 12/26/30 (a)(b)		250	251
CFMT 2021-HB5 LLC,
2.91%, 2/25/31 (a)(b)		250	249
Citigroup Mortgage Loan Trust,
2.87%, 6/25/36 (a)		20	11
	Face Amount (000)		Value (000)
Deephaven Residential Mortgage Trust,
3.49%, 12/26/46 (a)(b)		$35	$35
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.42%, 4/25/39 (a)	EUR	65	71
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		18	19
FMC GMSR Issuer Trust,
4.45%, 1/25/26 (a)(b)		$100	100
5.07%, 5/25/24 (a)(b)		300	302
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		28	28
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	31	33
GSR Mortgage Loan Trust,
2.86%, 12/25/34 (a)		$38	40
HarborView Mortgage Loan Trust,
2.65%, 2/25/36 (a)		25	11
2.80%, 6/19/34 (a)		52	53
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)	EUR	61	66
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		52	56
IndyMac INDX Mortgage Loan Trust,
2.91%, 12/25/34 (a)		$17	17
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	12	13
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		35	37
Lehman Mortgage Trust,
6.00%, 7/25/36		$53	37
National City Mortgage Capital Trust,
6.00%, 3/25/38		9	9
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.08%, 12/15/50 (a)	GBP	106	145
OBX Trust,
3.50%, 10/25/59 (a)(b)		$51	52
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		96	96
PRPM LLC,
3.50%, 10/25/24 (a)(b)		81	82
RBSSP Resecuritization Trust,
2.20%, 12/25/35 (a)(b)		81	82
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		39	42
Resloc UK PLC,
3 Month EURIBOR + 0.45%, 0.00%, 12/15/43 (a)	EUR	95	102

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
RMF Buyout Issuance Trust,
2.62%, 10/25/50 (a)(b)		$100	$99
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		150	153
4.75%, 5/25/57 (a)		100	103
4.75%, 7/25/58 (a)(b)		200	209
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)		116	120
STARM Mortgage Loan Trust,
3.02%, 1/25/37 (a)		11	11
Uropa Securities PLC,
3 Month GBP LIBOR + 0.55%, 0.58%, 10/10/40 (a)	GBP	83	104
3 Month GBP LIBOR + 0.55%, 0.63%, 6/10/59 (a)		74	98
3 Month GBP LIBOR + 0.75%, 0.83%, 6/10/59 (a)		34	44
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$11	11
			3,891
Sovereign (4.3%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Series F,
10.00%, 1/1/29	BRL	300	56
Ghana Government International Bond,
8.13%, 1/18/26		$200	212
Guatemala Government Bond,
4.88%, 2/13/28		200	221
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	152
3.45%, 4/2/24 (b)		40	52
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	607,000	41
8.25%, 5/15/29		465,000	35
Peruvian Government International Bond, (Units)
5.40%, 8/12/34 (b)(e)	PEN	60	16
Senegal Government International Bond,
6.25%, 5/23/33		$200	200
Ukraine Government International Bond,
7.75%, 9/1/23		150	162
			1,148
Total Fixed Income Securities (Cost $25,057)			25,420
	Shares
Short-Term Investments (4.8%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,044)		1,044,161	1,044
	Face Amount (000)	Value (000)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill
0.09%, 6/3/21 (f)(g) (Cost $255)	$255	$255
Total Short-Term Investments (Cost $1,299)		1,299
Total Investments (99.3%) (Cost $26,356) (h)(i)		26,719
Other Assets in Excess of Liabilities (0.7%)		177
Net Assets (100.0%)		$26,896

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(d)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2021. Maturity date disclosed is the ultimate maturity date.

(e)  Consists of one or more classes of securities traded together as a unit.

(f)  Rate shown is the yield to maturity at March 31, 2021.

(g)  All or a portion of the security was pledged to cover margin requirements for swap agreements.

(h)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreement.

(i)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $786,000 and the aggregate gross unrealized depreciation is approximately $258,000, resulting in net unrealized appreciation of approximately $528,000.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only.

LIBOR  London Interbank Offered Rate.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Strategic Income Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC		$5	GBP	3	5/25/21	$	(—	@)
BNP Paribas SA	GBP	468		$658	5/25/21		13
JPMorgan Chase Bank NA	BRL	367		$68	5/25/21		3
JPMorgan Chase Bank NA	EUR	1,949		$2,372	5/25/21		84
JPMorgan Chase Bank NA	IDR	1,132,494		$79	5/25/21		2
JPMorgan Chase Bank NA	PEN	65		$18	5/25/21		—	@
							$102

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note (United States)	18	Jun-21		$(1,800)	$(2,221)	$28
U.S. Treasury 10 yr. Note (United States)	1	Jun-21		(100)	(131)	3
U.S. Treasury Ultra Long Bond (United States)	5	Jun-21		(500)	(718)	26
German Euro Bund (Germany)	2	Jun-21	EUR	(200)	(343)	—	@
						$57

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at March 31, 2021:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.34	NR	Sell	5.00%	Quarterly	6/20/26	$1,325	$120	$114	$6

@  —  Value is less than $500.

†  —  Credit rating as issued by Standard & Poor's.

*  —  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

NR  —  Not rated.

AUD  —  Australian Dollar

BRL  —  Brazilian Real

EUR  —  Euro

GBP  —  British Pound

IDR  —  Indonesian Rupiah

PEN  —  Peruvian Nuevo Sol

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Asset-Backed Securities	27.4%
Finance	23.8
Industrials	19.2
Mortgages — Other	14.6
Other**	15.0
Total Investments	100.0	%***

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open short futures contracts with a value of approximately $3,413,000 and total unrealized appreciation of approximately $57,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $102,000. Also does not include open swap agreement with total unrealized appreciation of approximately $6,000.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $25,312)	$25,675
Investment in Security of Affiliated Issuer, at Value (Cost $1,044)	1,044
Total Investments in Securities, at Value (Cost $26,356)	26,719
Foreign Currency, at Value (Cost $45)	43
Cash	105
Interest Receivable	136
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	102
Receivable for Variation Margin on Futures Contracts	59
Due from Adviser	32
Receivable for Variation Margin on Swap Agreements	10
Receivable for Fund Shares Sold	2
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	60
Total Assets	27,269
Liabilities:
Payable for Investments Purchased	275
Payable for Professional Fees	65
Payable for Custodian Fees	11
Payable for Swap Agreements Termination	5
Payable for Administration Fees	2
Deferred Capital Gain Country Tax	2
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	13
Total Liabilities	373
Net Assets	$26,896
Net Assets Consist of:
Paid-in-Capital	$26,803
Total Distributable Earnings	93
Net Assets	$26,896
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Strategic Income Portfolio

Statement of Assets and Liabilities (cont'd)	March 31, 2021 (000)
CLASS I:
Net Assets	$15,702
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,555,834
Net Asset Value, Offering and Redemption Price Per Share	$10.09
CLASS A:
Net Assets	$124
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,299
Net Asset Value, Redemption Price Per Share	$10.09
Maximum Sales Load	3.25%
Maximum Sales Charge	$0.34
Maximum Offering Price Per Share	$10.43
CLASS C:
Net Assets	$338
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	33,644
Net Asset Value, Offering and Redemption Price Per Share	$10.05
CLASS IS:
Net Assets	$10,732
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	1,063,033
Net Asset Value, Offering and Redemption Price Per Share	$10.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Strategic Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$405
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	405
Expenses:
Professional Fees	68
Advisory Fees (Note B)	42
Registration Fees	22
Administration Fees (Note C)	11
Pricing Fees	11
Custodian Fees (Note F)	9
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class IS (Note E)	1
Trustees' Fees and Expenses	2
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	9
Total Expenses	187
Expenses Reimbursed by Adviser (Note B)	(64)
Waiver of Advisory Fees (Note B)	(42)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	78
Net Investment Income	327
Realized Gain (Loss):
Investments Sold (Net of $1 of Capital Gain Country Tax)	123
Foreign Currency Forward Exchange Contracts	(83)
Foreign Currency Translation	1
Futures Contracts	50
Swap Agreements	194
Net Realized Gain	285
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	342
Foreign Currency Forward Exchange Contracts	47
Foreign Currency Translation	(2)
Futures Contracts	64
Swap Agreements	(109)
Net Change in Unrealized Appreciation (Depreciation)	342
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	627
Net Increase in Net Assets Resulting from Operations	$954

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Strategic Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$327	$709
Net Realized Gain (Loss)	285	(340)
Net Change in Unrealized Appreciation (Depreciation)	342	(121)
Net Increase in Net Assets Resulting from Operations	954	248
Dividends and Distributions to Shareholders:
Class I	(280)	(439)
Class A	(2)	(12)
Class C	(3)	(3)
Class IS	(192)	(301)
Total Dividends and Distributions to Shareholders	(477)	(755)
Capital Share Transactions:(1)
Class I:
Subscribed	—	15,041
Distributions Reinvested	280	439
Redeemed	—	(40)
Class A:
Subscribed	23	1,505
Distributions Reinvested	2	12
Redeemed	(110)	(1,529)
Class C:
Subscribed	126	257
Distributions Reinvested	3	3
Redeemed	(62)	(47)
Class IS:
Distributions Reinvested	192	301
Net Increase in Net Assets Resulting from Capital Share Transactions	454	15,942
Total Increase in Net Assets	931	15,435
Net Assets:
Beginning of Period	25,965	10,530
End of Period	$26,896	$25,965
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—	1,487
Shares Issued on Distributions Reinvested	28	45
Shares Redeemed	—	(5)
Net Increase in Class I Shares Outstanding	28	1,527
Class A:
Shares Subscribed	3	152
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(11)	(155)
Net Decrease in Class A Shares Outstanding	(8)	(2)
Class C:
Shares Subscribed	13	27
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(6)	(5)
Net Increase in Class C Shares Outstanding	7	22
Class IS:
Shares Issued on Distributions Reinvested	19	31

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Strategic Income Portfolio

	Class I
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.91		$10.11		$10.33		$10.21		$9.69		$9.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.27		0.26		0.28		0.26		0.22
Net Realized and Unrealized Gain (Loss)	0.24		(0.18)		0.10		0.05		0.47		0.06
Total from Investment Operations	0.36		0.09		0.36		0.33		0.73		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.29)		(0.44)		(0.21)		(0.21)		(0.38)
Net Realized Gain	—		—		(0.14)		—		—		—
Total Distributions	(0.18)		(0.29)		(0.58)		(0.21)		(0.21)		(0.38)
Net Asset Value, End of Period	$10.09		$9.91		$10.11		$10.33		$10.21		$9.69
Total Return(3)	3.67	%(7)	0.98%		3.79%		3.32%		7.64%		2.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,702		$15,145		$10		$10		$10		$10
Ratio of Expenses Before Expense Limitation	1.38	%(8)	1.98%		24.26%		25.49%		21.19%		7.28%
Ratio of Expenses After Expense Limitation	0.58	%(4)(8)	0.58	%(4)(5)	0.99	%(4)	0.99	%(4)	0.99	%(4)	0.99	%(4)
Ratio of Net Investment Income	2.47	%(4)(8)	2.81	%(4)	2.61	%(4)	2.77	%(4)	2.63	%(4)	2.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	19	%(7)	161%		97%		75%		64%		47%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class I shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.60% for Class I shares. Prior to October 01, 2019, the maximum ratio was 1.00% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Strategic Income Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.90		$10.09		$10.31		$10.20		$9.69		$9.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.24		0.22		0.25		0.20		0.18
Net Realized and Unrealized Gain (Loss)	0.24		(0.17)		0.11		0.04		0.49		0.06
Total from Investment Operations	0.35		0.07		0.33		0.29		0.69		0.24
Distributions from and/or in Excess of:
Net Investment Income	(0.16)		(0.26)		(0.41)		(0.18)		(0.18)		(0.34)
Net Realized Gain	—		—		(0.14)		—		—		—
Total Distributions	(0.16)		(0.26)		(0.55)		(0.18)		(0.18)		(0.34)
Net Asset Value, End of Period	$10.09		$9.90		$10.09		$10.31		$10.20		$9.69
Total Return(3)	3.54	%(7)	0.62%		3.52%		2.92%		7.18%		2.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$124		$204		$224		$77		$10		$40
Ratio of Expenses Before Expense Limitation	3.07	%(8)	2.89%		4.82%		7.09%		9.96%		6.73%
Ratio of Expenses After Expense Limitation	0.95	%(4)(8)	0.95	%(4)(5)	1.34	%(4)	1.34	%(4)	1.33	%(4)	1.34	%(4)
Ratio of Net Investment Income	2.13	%(4)(8)	2.44	%(4)	2.21	%(4)	2.40	%(4)	2.08	%(4)	1.86	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.02%		0.01%
Portfolio Turnover Rate	19	%(7)	161%		97%		75%		64%		47%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class A shares. Prior to October 01, 2019, the maximum ratio was 1.35% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Strategic Income Portfolio

	Class C
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.87		$10.07		$10.28		$10.17		$9.66		$9.76
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.07		0.16		0.14		0.17		0.13		0.11
Net Realized and Unrealized Gain (Loss)	0.24		(0.17)		0.11		0.05		0.49		0.06
Total from Investment Operations	0.31		(0.01)		0.25		0.22		0.62		0.17
Distributions from and/or in Excess of:
Net Investment Income	(0.13)		(0.19)		(0.32)		(0.11)		(0.11)		(0.27)
Net Realized Gain	—		—		(0.14)		—		—		—
Total Distributions	(0.13)		(0.19)		(0.46)		(0.11)		(0.11)		(0.27)
Net Asset Value, End of Period	$10.05		$9.87		$10.07		$10.28		$10.17		$9.66
Total Return(3)	3.12	%(7)	(0.13)%		2.78%		2.11%		6.46%		1.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$338		$266		$50		$20		$22		$35
Ratio of Expenses Before Expense Limitation	3.28	%(8)	4.43%		10.78%		14.46%		13.41%		28.93%
Ratio of Expenses After Expense Limitation	1.70	%(4)(8)	1.70	%(4)(5)	2.09	%(4)	2.09	%(4)	2.09	%(4)	2.09	%(4)
Ratio of Net Investment Income	1.37	%(4)(8)	1.70	%(4)	1.45	%(4)	1.69	%(4)	1.33	%(4)	1.14	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	19	%(7)	161%		97%		75%		64%		47%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class C shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.70% for Class C shares. Prior to October 01, 2019, the maximum ratio was 2.10% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Strategic Income Portfolio

	Class IS
	Six Months Ended March 31, 2021		Year Ended September 30,
Selected Per Share Data and Ratios	(unaudited)		2020		2019		2018		2017		2016(1)
Net Asset Value, Beginning of Period	$9.91		$10.11		$10.33		$10.22		$9.69		$9.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.13		0.28		0.27		0.29		0.27		0.23
Net Realized and Unrealized Gain (Loss)	0.24		(0.19)		0.10		0.04		0.48		0.05
Total from Investment Operations	0.37		0.09		0.37		0.33		0.75		0.28
Distributions from and/or in Excess of:
Net Investment Income	(0.18)		(0.29)		(0.45)		(0.22)		(0.22)		(0.38)
Net Realized Gain	—		—		(0.14)		—		—		—
Total Distributions	(0.18)		(0.29)		(0.59)		(0.22)		(0.22)		(0.38)
Net Asset Value, End of Period	$10.10		$9.91		$10.11		$10.33		$10.22		$9.69
Total Return(3)	3.78	%(7)	0.89%		3.95%		3.27%		7.80%		2.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,732		$10,350		$10,246		$10,311		$10,197		$9,669
Ratio of Expenses Before Expense Limitation	1.39	%(8)	1.99%		3.06%		3.28%		3.79%		3.45%
Ratio of Expenses After Expense Limitation	0.57	%(4)(8)	0.57	%(4)(5)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.94	%(4)
Ratio of Net Investment Income	2.49	%(4)(8)	2.81	%(4)	2.66	%(4)	2.83	%(4)	2.68	%(4)	2.35	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	19	%(7)	161%		97%		75%		64%		47%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class IS shares. The Ratio of Expenses After Expense Limitation and the Ratio of Net Investment Income would be unchanged as the reimbursement of custodian fees was offset against expense waivers/reimbursements with no impact to net expenses or net investment income.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective October 01, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class IS shares. Prior to October 01, 2019, the maximum ratio was 0.95% for Class IS shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust'') is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Strategic Income Portfolio. The Fund seeks to maximize current income consistent with the preservation of capital. The Fund offers four classes of shares — Class I, Class A, Class C and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$7,319	$—	$7,319
Collateralized Mortgage Obligations — Agency Collateral Series	—	6	—	6
Commercial Mortgage-Backed Securities	—	1,193	—	1,193
Corporate Bonds	—	11,863	—	11,863
Mortgages — Other	—	3,891	—	3,891
Sovereign	—	1,148	—	1,148
Total Fixed Income Securities	—	25,420	—	25,420
Short-Term Investments
Investment Company	1,044	—	—	1,044
U.S. Treasury Security	—	255	—	255
Total Short-Term Investments	1,044	255	—	1,299
Foreign Currency Forward Exchange Contracts	—	102	—	102
Futures Contracts	57	—	—	57
Credit Default Swap Agreement	—	6	—	6
Total Assets	1,101	25,783	—	26,884

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Liability:
Foreign Currency Forward Exchange Contract	$—	$—	@	$—	$—	@
Total	$1,101	$25,783		$—	$26,884

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2021:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$102
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	57	(a)
Swap Agreement	Variation Margin on Swap Agreement	Credit Risk	6	(a)
Total			$165

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended March 31, 2021 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(83)
Interest Rate Risk	Futures Contracts	50
Credit Risk	Swap Agreement	194
Total		$161
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$47
Interest Rate Risk	Futures Contracts	64
Credit Risk	Swap Agreement	(109)
Total		$2

At March 31, 2021, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$102	$	(—	@)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

@ Amount is less than $500.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2021:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$13	$—	$—	$13
JPMorgan Chase Bank NA	89	—	—	89
Total	$102	$—	$—	$102
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives the Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$—	@	$—	$—	$—	@

@ Amount is less than $500.

For the six months ended March 31, 2021, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$4,468,000
Futures Contracts:
Average monthly notional value	$2,269,000
Swap Agreements:
Average monthly notional amount	$1,237,000

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.32% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.60% for Class I shares, 0.95% for Class A shares, 1.70% for Class C shares and 0.57% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended March 31, 2021, approximately $42,000 of advisory fees were waived and approximately $67,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended March 31, 2021, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $4,887,000 and $5,259,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended March 31, 2021.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended March 31, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

25

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended March 31, 2021 is as follows:

Affiliated Investment Company	Value September 30, 2020 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$118	$4,495	$3,569	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value March 31, 2021 (000)
Liquidity Funds	$—	$—	$1,044

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From:		2019 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$755	$—	$457	$146

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to tax adjustments on debt securities, resulted in the following reclassifications among the components of net assets at September 30, 2020:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(2)	$2

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$184	$—

26

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $396,000 and $72,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund did not have record owners of 10% or greater.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

27

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTSIPSAN
3566052 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Trustee and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Ultra-Short Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Income Portfolio Class IR	$1,000.00	$1,000.30	$1,023.83	$1.10	$1.11	0.22%
Ultra-Short Income Portfolio Institutional Class	1,000.00	1,000.00	1,023.59	1.35	1.36	0.27
Ultra-Short Income Portfolio Class A	1,000.00	999.60	1,023.14	1.79	1.82	0.36

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit (19.3%)
Domestic Banks (1.8%)
Credit Suisse NY,
0.22%, 11/29/21	$20,000	$19,991
0.25%, 12/13/21	250	250
0.34%, 12/27/21	150,000	150,022
1.50%, 4/30/21	125,000	125,144
		295,407
International Banks (17.5%)
Canadian Imperial Bank of Commerce
0.43%, 8/3/21	205,000	205,190
Credit Suisse AG,
0.34%, 12/28/21	225,000	225,034
KBC Bank NV
0.06%, 4/5/21	50,000	50,000
Mizuho Bank Ltd.,
0.23%, 11/17/21	200,000	200,010
0.24%, 11/3/21	250,000	250,036
National Bank of Kuwait Sakp,
0.40%, 5/10/21 - 5/14/21	550,000	550,121
Natixis NY
0.34%, 11/16/21	300,000	300,235
Nordea Bank Abp,
0.05%, 4/5/21 - 4/6/21	200,000	200,000
Qatar National Bank,
0.58%, 1/5/22	100,000	99,733
0.60%, 12/9/21 - 12/17/21	345,000	344,205
0.68%, 9/15/21	220,000	219,777
0.70%, 8/6/21	115,000	114,925
Sumitomo Mitsui Trust Bank Ltd.
0.05%, 4/5/21	100,000	100,000
		2,859,266
Total Certificates of Deposit (Cost $3,152,362)		3,154,673
Commercial Paper (a) (34.3%)
Asset-Backed Diversified Financial Services (5.3%)
Chesham Finance LLC,
0.10%, 4/5/21 - 4/6/21	326,000	325,996
0.12%, 4/1/21	450,000	449,999
Collateralized Commercial Paper FLEX Cp. LLC,
0.26%, 6/17/21	10,000	9,997
0.33%, 11/17/21 (b)	52,000	51,938
Collateralized Commercial Paper V Co.
0.32%, 9/14/21	32,000	31,975
		869,905
Automobiles (2.3%)
American Honda Finance Corp.
0.25%, 6/4/21	85,000	84,966
Toyota Credit Canada, Inc.,
0.40%, 4/15/21 - 4/23/21	140,000	139,988
VW Credit, Inc.,
0.35%, 2/16/22	50,000	49,839
0.38%, 3/18/22 - 3/22/22	95,000	94,657
		369,450
	Face Amount (000)	Value (000)
Chemicals (0.6%)
EI Du Pont De Nemours & Co,
0.32%, 12/1/21 - 12/10/21	$93,233	$93,006
Communications (0.1%)
Telus Corp.,
0.25%, 6/16/21	4,500	4,498
0.27%, 7/13/21	16,000	15,988
		20,486
Diversified Financial Services (1.1%)
Intercontinental Exchange Inc.,
0.37%, 7/2/21	4,000	3,996
0.40%, 5/28/21 - 6/29/21	50,500	50,455
0.40%, 6/7/21 (b)	18,100	18,086
0.42%, 6/23/21 - 7/1/21	104,000	103,895
		176,432
Finance (4.1%)
Barclays Capital, Inc.,
0.37%, 1/28/22	25,000	24,944
0.38%, 1/27/22	290,000	289,358
Goldman Sachs International,
0.33%, 1/14/22	175,000	174,649
0.35%, 12/22/21	186,000	185,672
		674,623
Health Care Services (3.8%)
United Healthcare Co.
0.16%, 4/7/21	40,000	39,999
UnitedHealth Group, Inc.,
0.11%, 4/5/21	400,000	399,996
0.12%, 4/1/21 (b)	190,500	190,500
		630,495
Industrials (0.9%)
Reckitt Benckiser Treasury Services PLC,
0.27%, 9/20/21 - 9/27/21	141,000	140,767
International Banks (16.0%)
Barclays Bank PLC,
0.08%, 4/6/21 (b)	150,000	149,998
0.26%, 12/7/21 - 12/14/21 (b)	155,000	154,803
0.27%, 12/8/21 (b)	200,000	199,738
BNP Paribas SA
0.05%, 4/1/21	200,000	200,000
Canadian Imperial Bank of Commerce
0.20%, 12/7/21	25,000	24,966
Fidelity National Information Services, Inc.
0.31%, 5/28/21	100,000	99,963
HSBC Bank PLC
0.60%, 5/18/21	50,000	49,987
Macquarie Bank Ltd.,
0.20%, 8/19/21 - 8/27/21	200,000	199,829
0.21%, 9/20/21	100,000	99,913
0.35%, 11/22/21 - 11/23/21	218,000	217,751

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
Societe Generale,
0.30%, 2/1/22 (b)	$95,000	$94,841
0.37%, 12/16/21 (b)	368,000	367,524
Toronto Dominion Bank,
0.06%, 4/7/21	250,000	249,996
0.07%, 4/1/21 - 4/9/21	450,000	449,994
UBS AG London
0.30%, 3/15/22 (b)	65,000	65,000
		2,624,303
Multi-Media (0.1%)
Walt Disney Co.
0.26%, 12/15/21	25,000	24,996
Total Commercial Paper (Cost $5,622,755)		5,624,463
Corporate Bonds (2.8%)
Diversified Financial Services (0.0%)
Sumitomo Mitsui Financial Group, Inc.
2.85%, 1/11/22	2,170	2,212
Domestic Banks (1.4%)
Bank of America Corp.
2.63%, 4/19/21	59,691	59,747
Wells Fargo & Co.
4.60%, 4/1/21	167,024	167,024
		226,771
Finance (0.4%)
QNB Finance Ltd.
2.13%, 9/7/21	36,053	36,248
Truist Financial Corp.
2.75%, 4/1/22	10,000	10,227
Volkswagen Group of America Finance LLC,
2.50%, 9/24/21 (b)	6,000	6,066
4.00%, 11/12/21 (b)	14,032	14,340
		66,881
Industrials (0.1%)
Siemens Financieringsmaatschappij N.V
1.70%, 9/15/21 (b)(c)	10,952	11,024
International Banks (0.9%)
Mizuho Financial Group, Inc.,
2.27%, 9/13/21	10,000	10,088
2.95%, 2/28/22 (c)	130,589	133,668
		143,756
Total Corporate Bonds (Cost $450,746)		450,644
Floating Rate Notes (d) (15.9%)
Automobiles (2.9%)
Toyota Motor Credit Corp., SOFR + 0.22% 0.23%, 3/28/22	375,000	375,060
Toyota Motor Finance,
3 Month USD LIBOR + 0.10% 0.28%, 6/8/21	95,000	95,019
		470,079
	Face Amount (000)	Value (000)
Diversified Financial Services (0.0%)
Sumitomo Mitsui Financial Group, Inc.,
3 Month USD LIBOR + 0.97%, 1.19%, 1/11/22	$995	$1,001
3 Month USD LIBOR + 1.14%, 1.36%, 10/19/21	2,000	2,012
		3,013
Domestic Banks (3.4%)
First Abu Dhabi Bank USA,
3 Month USD LIBOR + 0.17% 0.35%, 12/14/21	375,000	375,221
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.10%, 0.30%, 12/17/21	20,000	20,002
3 Month USD LIBOR + 0.15%, 0.33%, 12/10/21	20,000	20,009
3 Month USD LIBOR + 0.16%, 0.36%, 9/27/21 (b)	50,000	50,018
3 Month USD LIBOR + 0.19%, 0.37%, 8/23/21	85,000	85,051
		550,301
International Banks (9.6%)
Bank of Montreal,
3 Month USD LIBOR + 0.13% 0.37%, 7/6/21	30,000	30,013
Canadian Imperial Bank of Commerce,
3 Month USD LIBOR + 0.10%, 0.29%, 12/13/21	150,000	150,088
3 Month USD LIBOR + 0.16%, 0.35%, 8/6/21	150,000	150,083
HSBC Bank PLC,
3 Month USD LIBOR + 0.40% 0.62%, 4/28/21 (b)	100,000	100,027
Macquarie Bank Ltd.,
3 Month USD LIBOR + 0.45% 0.63%, 11/24/21 (b)	4,000	4,010
Mizuho Financial Group, Inc.,
3 Month USD LIBOR + 0.94%, 1.13%, 2/28/22 (c)	13,035	13,129
3 Month USD LIBOR + 1.14%, 1.32%, 9/13/21	500	502
3 Month USD LIBOR + 1.48%, 1.70%, 4/12/21 (b)(c)	4,220	4,221
Royal Bank of Canada,
3 Month USD LIBOR + 0.11%, 0.29%, 12/14/21 (b)	75,000	75,050
3 Month USD LIBOR + 0.11%, 0.30%, 12/16/21 (b)	50,000	50,033
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.05%, 0.24%, 12/22/21	250,000	250,027
3 Month USD LIBOR + 0.35%, 0.57%, 7/16/21	17,610	17,628
3 Month USD LIBOR + 0.36%, 0.59%, 4/6/21	133,372	133,373

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
International Banks (cont'd)
UBS AG London,
3 Month USD LIBOR + 0.10%, 0.30%, 11/5/21 (b)	$250	$250
3 Month USD LIBOR + 0.12%, 0.35%, 10/14/21 (b)	210,000	210,083
3 Month USD LIBOR + 0.18%, 0.38%, 6/25/21 (b)	390,000	390,045
		1,578,562
Total Floating Rate Notes (Cost $2,601,122)		2,601,955
Repurchase Agreements (26.2%)
ABN Amro Securities LLC, (0.27%, dated 3/31/21, due 4/1/21; proceeds $1,000; fully collateralized by a Corporate Bond; 2.75% due 8/31/23; valued at $1,020)	1,000	1,000
Bank of America Securities, Inc., (0.42% (d), dated 9/2/20, due 6/4/21; proceeds $175,561; fully collateralized by various Common Stocks and Preferred Stocks; valued at $183,750) (Demand 4/1/21) (e)	175,000	175,000
Bank of America Securities, Inc., (0.45%, dated 1/19/21, due 4/20/21; proceeds $255,290; fully collateralized by various Common Stocks and Preferred Stocks; valued at $267,750)	255,000	255,000
Bank of America Securities, Inc., (0.51% (d), dated 7/27/20, due 7/27/21; proceeds $301,554; fully collateralized by Convertible Bonds, 0.00% - 3.13% due 9/15/22 - 9/30/46 and Common Stocks and Preferred Stocks valued at $316,804) (Demand 4/27/21) (e)	300,000	300,000
BMO Capital Markets Corp., (0.17%, dated 3/31/21, due 4/1/21; proceeds $51,000; fully collateralized by various Corporate Bonds; 0.79% - 9.63% due 11/23/21 - 6/1/50; valued at $53,550) (e)	51,000	51,000
BNP Paribas Prime Brokerage, Inc., (0.37%, dated 3/31/21, due 4/1/21; proceeds $275,003; fully collateralized by various Corporate Bonds; 2.31% - 12.00% due 11/15/21 - 10/7/79; valued at $291,175) (e)	275,000	275,000
BNP Paribas Prime Brokerage, Inc., (0.42%, dated 3/23/21, due 6/28/21; proceeds $65,074; fully collateralized by various Corporate Bonds; 2.31% - 12.00% due 3/1/23 - 3/26/79; valued at $68,946) (e)	65,000	65,000
BNP Paribas Securities Corp., (0.40%, dated 3/22/21, due 6/21/21; proceeds $275,278; fully collateralized by various Corporate Bonds; 2.20% - 11.13% due 7/21/21 - 6/15/76; valued at $291,444) (e)	275,000	275,000
	Face Amount (000)	Value (000)
Credit Agricole Corporate and Investment Bank, (0.17%, dated 3/4/21, due 5/4/21; proceeds $60,017; fully collateralized by various Corporate Bonds; 0.00% - 4.95% due 5/15/21 - 3/15/51; valued at $62,910) (e)	$60,000	$60,000
Credit Agricole Corporate and Investment Bank, (0.17%, dated 3/16/21, due 5/17/21; proceeds $341,100; fully collateralized by various Corporate Bonds; 0.00% - 7.25% due 7/20/21 - 2/15/44; valued at $357,792) (e)	341,000	341,000
Credit Agricole Corporate and Investment Bank, (0.18%, dated 2/11/21, due 4/12/21; proceeds $45,014; fully collateralized by various Corporate Bonds; 1.57% - 4.70% due 2/26/23 - 4/12/28; valued at $47,284)	45,000	45,000
Credit Agricole Corporate and Investment Bank, (0.18%, dated 2/16/21, due 4/16/21; proceeds $170,050; fully collateralized by various Corporate Bonds; 0.00% - 6.63% due 5/15/21 - 2/1/61; valued at $178,369) (e)	170,000	170,000
Credit Agricole Corporate and Investment Bank, (0.18%, dated 2/24/21, due 4/26/21; proceeds $70,021; fully collateralized by various Corporate Bonds; 0.00% - 7.50% due 5/15/21 - 2/1/61; valued at $73,249) (e)	70,000	70,000
JP Morgan Securities LLC, (0.29% (d), dated 3/18/21, due 4/7/21; proceeds $360,058; fully collateralized by Convertible Bonds, 0.00% - 3.50% due 9/15/21 - 1/15/31 and Common Stocks and Preferred Stocks valued at $385,805) (Demand 4/1/21) (e)	360,000	360,000
JP Morgan Securities LLC, (0.45% (d), dated 8/17/20, due 6/4/21; proceeds $250,909; fully collateralized by Convertible Bonds, 0.00% - 3.50% due 9/15/22 - 1/15/31 and Common Stocks and Preferred Stocks valued at $269,905) (Demand 4/1/21) (e)	250,000	250,000
JP Morgan Securities LLC, (0.45% (d), dated 9/1/20, due 6/4/21; proceeds $100,345; fully collateralized by Convertible Bonds, 0.00% - 3.50% due 9/15/21 - 9/30/46 and Common Stocks and Preferred Stocks valued at $107,240) (Demand 4/1/21) (e)	100,000	100,000
Mizuho Securities USA LLC, (0.22%, dated 3/31/21, due 4/1/21; proceeds $5,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $5,250) (e)	5,000	5,000

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Pershing LLC, (0.38%, dated 3/31/21 due 4/1/21; proceeds $100,001; fully collateralized by various Corporate Bonds; 0.00% - 11.75% due 4/5/21 - 3/26/79; valued at $105,775) (e)	$100,000	$100,000
Scotia Capital USA, Inc., (0.32%, dated 3/31/21, due 4/1/21; proceeds $50,000; fully collateralized by various Corporate Bonds; 0.33% - 4.35% due 5/10/21 - 2/25/50; valued at $52,500)	50,000	50,000
Scotia Capital USA, Inc., (0.32%, dated 3/31/21, due 4/1/21; proceeds $100,001; fully collateralized by various Corporate Bonds; 0.5% - 5.05% due 4/30/21 - 6/15/51; valued at $105,000) (e)	100,000	100,000
Scotia Capital USA, Inc., (0.42%, dated 3/31/21, due 4/1/21; proceeds $350,004; fully collateralized by various Corporate Bonds; 3.55% - 7.75% due 6/26/21 - 11/15/27; valued at $371,000)	350,000	350,000
Societe Generale, (0.18%, dated 3/31/21, due 4/1/21; proceeds $135,001; fully collateralized by various Corporate Bonds; 0.25% - 8.25% due 5/12/21 - 7/1/60; valued at 141,751) (e)	135,000	135,000
Societe Generale, (0.19%, dated 3/17/21, due 6/17/21; proceeds $220,107; fully collateralized by various Common Stocks; valued at $231,112) (e)	220,000	220,000
TD Securities (USA) LLC, (0.17%, dated 3/31/21, due 4/1/21; proceeds $104,000; fully collateralized by various Corporate Bonds; 0.65% - 7.75% due 6/15/21 - 8/15/60; valued at 109,200)	104,000	104,000
Wells Fargo Securities LLC, (0.17%, dated 3/31/21, due 4/1/21; proceeds $170,001; fully collateralized by various Corporate Bonds; 0.00% - 8.00% due 4/7/21 - 3/24/51; valued at 178,500) (e)	170,000	170,000
Wells Fargo Securities LLC, (0.27%, dated 3/26/21, due 4/1/21; proceeds $25,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $52,500) (e)	25,000	25,000
Wells Fargo Securities LLC, (0.42%, dated 3/19/21, due 6/11/21; proceeds $75,074; fully collateralized by various Common Stocks and Preferred Stocks; valued at $78,750) (e)	75,000	75,000
	Face Amount (000)	Value (000)
Wells Fargo Securities LLC, (0.44%, dated 2/5/21, due 5/5/21; proceeds $170,185; fully collateralized by various Common Stocks and Preferred Stocks; valued at $178,500) (e)	$170,000	$170,000
Total Repurchase Agreements (Cost $4,297,000)		4,297,000
Time Deposits (1.5%)
Domestic Bank (1.4%)
National Bank of Canada
0.06%, 4/1/21	230,000	230,000
International Bank (0.1%)
Canadian Imperial Bank of Commerce
0.04%, 4/1/21	15,000	15,000
Total Time Deposits (Cost $245,000)		245,000
Total Investments (100.0%) (Cost $16,368,985) (f)(g)		16,373,735
Other Assets in Excess of Liabilities (0.0%) (h)		646
Net Assets (100.0%)		$16,374,381

(a)  The rates shown are the effective yields at the date of purchase.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  All or a portion of the security is subject to delayed delivery.

(d)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 31, 2021.

(f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

(g)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,967,000 and the aggregate gross unrealized depreciation is approximately $217,000, resulting in net unrealized appreciation of approximately $4,750,000.

(h)  Amount is less than 0.05%.

LIBOR  London Interbank Offered Rate.

SOFR  Secured Overnight Financing Rate.

USD  United States Dollar.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Income Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Commercial Paper	34.4%
Repurchase Agreements	26.2
Certificates of Deposit	19.3
Floating Rate Notes	15.9
Other*	4.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Ultra-Short Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,368,985, including value of repurchases agreements of $4,297,000)	$16,373,735
Cash	316
Receivable for Fund Shares Sold	53,314
Receivable for Investments Sold	20,008
Interest Receivable	11,269
Other Assets	1,254
Total Assets	16,459,896
Liabilities:
Payable for Fund Shares Redeemed	52,378
Payable for Investments Purchased	25,751
Payable for Advisory Fees	4,452
Payable for Shareholder Services Fees — Institutional Class	97
Payable for Shareholder Services Fees — Class A	813
Payable for Administration Fees	1,108
Dividends Payable	238
Payable for Custodian Fees	149
Payable for Professional Fees	35
Payable for Transfer Agency Fees — Class IR	8
Payable for Transfer Agency Fees — Institutional Class	2
Payable for Transfer Agency Fees — Class A	1
Other Liabilities	483
Total Liabilities	85,515
Net Assets	$16,374,381
Net Assets Consist of:
Paid-in-Capital	$16,433,237
Total Accumulated Loss	(58,856)
Net Assets	$16,374,381
CLASS IR:
Net Assets	$6,349,765
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	636,174,286
Net Asset Value, Offering and Redemption Price Per Share	$9.98
Institutional Class:
Net Assets	$2,238,232
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	224,279,192
Net Asset Value, Offering and Redemption Price Per Share	$9.98
CLASS A:
Net Assets	$7,786,384
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	780,247,198
Net Asset Value, Offering and Redemption Price Per Share	$9.98

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Ultra-Short Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$42,897
Expenses:
Advisory Fees (Note B)	17,962
Shareholder Services Fees — Institutional Class (Note D)	593
Shareholder Services Fees — Class A (Note D)	11,424
Administration Fees (Note C)	7,185
Registration Fees	863
Custodian Fees (Note F)	209
Professional Fees	123
Trustees' Fees and Expenses	117
Shareholder Reporting Fees	54
Transfer Agency Fees — Class IR (Note E)	22
Transfer Agency Fees — Institutional Class (Note E)	6
Transfer Agency Fees — Class A (Note E)	5
Pricing Fees	7
Other Expenses	194
Total Expenses	38,764
Waiver of Advisory Fees (Note B)	(7,247)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(25)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(6)
Waiver of Shareholder Services Fees — Class A (Note D)	(4,838)
Net Expenses	26,648
Net Investment Income	16,249
Realized Gain:
Investments Sold	2,210
Change in Unrealized Appreciation (Depreciation):
Investments	(15,160)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(12,950)
Net Increase in Net Assets Resulting from Operations	$3,299

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Ultra-Short Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$16,249	$218,626
Net Realized Gain (Loss)	2,210	(67,256)
Net Change in Unrealized Appreciation (Depreciation)	(15,160)	7,979
Net Increase in Net Assets Resulting from Operations	3,299	159,349
Dividends and Distributions to Shareholders:
Class IR	(8,413)	(61,803)
Institutional Class	(2,472)	(39,633)
Class A	(5,364)	(117,190)
Total Dividends and Distributions to Shareholders	(16,249)	(218,626)
Capital Share Transactions:(1)
Class IR:
Subscribed	6,018,790	9,745,593
Distributions Reinvested	6,389	49,827
Redeemed	(5,059,554)	(9,159,258)
Institutional Class:
Subscribed	750,268	4,112,421
Distributions Reinvested	2,471	39,629
Redeemed	(1,057,471)	(4,681,680)
Class A:
Subscribed	2,603,432	12,175,182
Distributions Reinvested	5,362	117,124
Redeemed	(4,739,499)	(13,117,055)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,469,812)	(718,217)
Total Decrease in Net Assets	(1,482,762)	(777,494)
Net Assets:
Beginning of Period	17,857,143	18,634,637
End of Period	$16,374,381	$17,857,143
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	602,887	974,475
Shares Issued on Distributions Reinvested	640	4,979
Shares Redeemed	(506,884)	(915,518)
Net Increase in Class IR Shares Outstanding	96,643	63,936
Institutional Class:
Shares Subscribed	75,169	410,877
Shares Issued on Distributions Reinvested	248	3,960
Shares Redeemed	(105,939)	(468,012)
Net Decrease in Institutional Class Shares Outstanding	(30,522)	(53,175)
Class A:
Shares Subscribed	260,836	1,217,011
Shares Issued on Distributions Reinvested	537	11,703
Shares Redeemed	(474,875)	(1,311,473)
Net Decrease in Class A Shares Outstanding	(213,502)	(82,759)
The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Income Portfolio

	Class IR
	Six Months Ended March 31, 2021		Year Ended September 30,						Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020	2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$9.99		$10.02	$10.01	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.13	0.25	0.19		0.12		0.03
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.03)	0.01	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.00		0.10	0.26	0.18		0.12		0.03
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.13)	(0.25)	(0.18)		(0.11)		(0.03)
Net Realized Gain	—		—	—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.01)		(0.13)	(0.25)	(0.18)		(0.11)		(0.03)
Net Asset Value, End of Period	$9.98		$9.99	$10.02	$10.01		$10.01		$10.00
Total Return(4)	0.03	%(5)	1.03%	2.68%	1.87%		1.18%		0.26	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,349,765		$5,388,750	$4,765,201	$1,840,647		$1,122,452		$276,348
Ratio of Expenses Before Expense Limitation	0.30	%(6)	0.31%	0.30%	0.30%		0.30%		0.42	%(6)
Ratio of Expenses After Expense Limitation	0.22	%(6)	0.24%	0.24%	0.23%		0.22%		0.18	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.24%	0.24%	N/A		N/A		N/A
Ratio of Net Investment Income	0.26	%(6)	1.34%	2.53%	1.86%		1.16%		0.61	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)		N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Income Portfolio

	Institutional Class
	Six Months Ended March 31, 2021		Year Ended September 30,						Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020	2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$9.99		$10.02	$10.01	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.14	0.25	0.18		0.11		0.02
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.04)	0.01	0.00	(3)	0.00	(3)	0.00	(3)
Total from Investment Operations	0.00		0.10	0.26	0.18		0.11		0.02
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.13)	(0.25)	(0.18)		(0.10)		(0.02)
Net Realized Gain	—		—	—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.01)		(0.13)	(0.25)	(0.18)		(0.10)		(0.02)
Net Asset Value, End of Period	$9.98		$9.99	$10.02	$10.01		$10.01		$10.00
Total Return(4)	0.00	%(5)(6)	0.98%	2.62%	1.82%		1.13%		0.24	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,238,232		$2,544,657	$3,085,210	$2,722,775		$1,695,589		$196,092
Ratio of Expenses Before Expense Limitation	0.35	%(7)	0.36%	0.34%	0.35%		0.35%		0.48	%(7)
Ratio of Expenses After Expense Limitation	0.27	%(7)	0.29%	0.29%	0.28%		0.27%		0.23	%(7)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.29%	0.29%	N/A		N/A		N/A
Ratio of Net Investment Income	0.21	%(7)	1.39%	2.48%	1.84%		1.09%		0.65	%(7)
Portfolio Turnover Rate	N/A(8)		N/A(8)	N/A(8)	N/A(8)		N/A(8)		N/A(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Amount is less than 0.005%.

(6)  Not annualized

(7)  Annualized.

(8)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Income Portfolio

	Class A
	Six Months Ended March 31, 2021		Year Ended September 30,						Period from April 28, 2016(1) to
Selected Per Share Data and Ratios	(unaudited)		2020	2019	2018		2017		September 30, 2016
Net Asset Value, Beginning of Period	$9.99		$10.02	$10.01	$10.01		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.01		0.12	0.23	0.17		0.09		0.01
Net Realized and Unrealized Gain (Loss)	(0.01)		(0.04)	0.01	(0.01)		0.00	(3)	0.00	(3)
Total from Investment Operations	0.00		0.08	0.24	0.16		0.09		0.01
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.11)	(0.23)	(0.16)		(0.08)		(0.01)
Net Realized Gain	—		—	—	(0.00	)(3)	(0.00	)(3)	—
Total Distributions	(0.01)		(0.11)	(0.23)	(0.16)		(0.08)		(0.01)
Net Asset Value, End of Period	$9.98		$9.99	$10.02	$10.01		$10.01		$10.00
Total Return(4)	(0.04	)%(5)	0.80%	2.42%	1.61%		0.92%		0.14	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,786,384		$9,923,736	$10,784,226	$6,266,177		$2,581,479		$164,528
Ratio of Expenses Before Expense Limitation	0.55	%(6)	0.56%	0.55%	0.55%		0.55%		0.68	%(6)
Ratio of Expenses After Expense Limitation	0.36	%(6)	0.46%	0.49%	0.48%		0.47%		0.44	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.46%	0.49%	N/A		N/A		N/A
Ratio of Net Investment Income	0.12	%(6)	1.16%	2.29%	1.68%		0.91%		0.48	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)	N/A(7)		N/A(7)		N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Income Portfolio. The Fund seeks current income with capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

In March 2020, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate ("IBOR") based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers. and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Certificates of Deposit	$—	$3,154,673	$—	$3,154,673
Commercial Paper	—	5,624,463	—	5,624,463
Corporate Bonds	—	450,644	—	450,644
Floating Rate Notes	—	2,601,955	—	2,601,955
Repurchase Agreements	—	4,297,000	—	4,297,000
Time Deposits	—	245,000	—	245,000
Total Short-Term Investments	—	16,373,735	—	16,373,735
Total Assets	$—	$16,373,735	$—	$16,373,735

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by the Fund's Adviser. The Fund will participate on a pro rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

4.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

5.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.30% for Institutional Class shares and 0.45% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

appropriate. In addition, the Adviser may make additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2021, approximately $7,247,000 of advisory fees were waived and approximately $31,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.05% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fees on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended

March 31, 2021, this waiver amounted to approximately $4,570,000.

The Distributor has agreed to reduce its distribution fees to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2021, this waiver amounted to approximately $268,000.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended September 30, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Ordinary Income (000)	2019 Distributions Paid From: Ordinary Income (000)
$218,626	$351,961

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2020.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,077	$—

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $67,256,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.2%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. LIBOR Risk: The Fund's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSISAN
3566162 EXP 05.31.22

INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Semi-Annual Report

March 31, 2021

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Liquidity Risk Management Program	18
U.S. Customer Privacy Notice	19
Trustee and Officer Information	22

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the Morgan Stanley Institutional Fund Trust. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access fund information including performance, characteristics and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Ultra-Short Municipal Income Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2021

2

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Expense Example

Ultra-Short Municipal Income Portfolio

As a shareholder of the Fund, you may incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2021 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads, if applicable). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/20	Actual Ending Account Value 3/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Ultra-Short Municipal Income Portfolio Class IR	$1,000.00	$1,000.50	$1,024.28	$0.65	$0.66	0.13%
Ultra-Short Municipal Income Portfolio Institutional Class	1,000.00	999.10	1,023.88	1.05	1.06	0.21
Ultra-Short Municipal Income Portfolio Class A	1,000.00	1,000.00	1,023.83	1.10	1.11	0.22

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 182/365 (to reflect the most recent one-half year period).

**  Annualized.

3

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (36.3%)
Blytheville Arkansas Industrial, AR, Development Revenue Variable Refunding Revenue Bonds Nucor Corp. 2002 0.14%, 1/2/33	$2,000	$2,000
Gibson County Indiana Pollution Control Revenue Adj Rt Bond, IN, Toyota Motor Manufacturing 1999A 0.09%, 1/1/29	9,000	9,000
Iowa State Finance Authority, LA, Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Series 2012 0.10%, 12/1/45	10,000	10,000
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT) 0.12%, 12/1/46	5,500	5,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017 0.11%, 12/1/47	5,500	5,500
JEA, Florida Variable Rate Electric System Revenue Bonds, Series Three 2008A 0.10%, 10/1/36	10,000	10,000
Parish of St. James, State of Louisiana Revenue Bonds, LA, Nucor Steel Louisiana LLC Project, Series 2010B-1, Gulf Opportunity Zone Bonds 0.14%, 11/1/40	1,500	1,500
RBC Municipal Products Trust Inc, NA, Various States Certificates E-140 0.08%, 10/1/24 (b)	2,000	2,000
Various States Certificates E-146 0.08%, 11/1/24 (b)	3,000	3,000
RBC Municipal Products Trust, Inc., NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133 0.08%, 5/1/23 (b)	3,000	3,000
Tender Option Bond Trust, TX, Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012 0.10%, 11/15/46 (b)	10,255	10,255
Utah Water Finance Agency, UT, Ser 2008 B 0.09%, 10/1/37	11,000	11,000
Washington County, NE, Nebraska Industrial Development Revenue Bonds (Cargill, Inc. Recovery Zone Facility Project) Series 2010B 0.08%, 12/1/40	10,000	10,000
Total Weekly Variable Rate Bonds (Cost $82,755)		82,755
Daily Variable Rate Bonds (a) (13.9%)
Bay County, Florida Industrial Development Revenue Bonds (Gulf Power Company Project), Series 2020 0.10%, 6/1/50	6,000	6,000
	Face Amount (000)	Value (000)
Columbia, AL, Industrial Development Board Revenue Variable Taxable Revenue Bonds, Alabama Power Company 1997 0.12%, 11/1/21	$8,000	$8,000
Development Authority of Monroe County, GA, Revenue Bonds (Florida Power And Light Company Project), Series 2019 0.10%, 6/1/49	5,000	5,000
East Baton Rouge Parish, LA, Exxon Mobil Corp Ser 2010 B 0.08%, 12/1/40	2,500	2,500
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred- Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT) 0.23%, 6/1/21 (b)	3,500	3,500
Metropolitan Water District of Southern California, Water Ser 2017 E 0.30%, 7/1/37	4,500	4,500
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17 0.10%, 12/1/39 (b)	2,000	2,000
Total Daily Variable Rate Bonds (Cost $31,500)		31,500
Closed-End Investment Companies (a) (8.1%)
BlackRock MuniYield Investment Fund, Inc. (MYF), OT, VRDP Ser W-7-594 (AMT) 0.14%, 6/1/41 (b)	4,000	4,000
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT) 0.14%, 6/1/41 (b)	2,400	2,400
Nuveen AMT-Free Municipal Credit Income Fund, MFP Share Ser B 0.41%, 3/1/29 (b)	5,000	5,000
Nuveen New York AMT Free Quality Municipal Income Fund 800, Ser E (AMT) 0.47%, 5/1/47 (b)	5,000	5,000
Western Asset Managed Municipals Fund Inc, OT, VRDP Ser 1 (AMT) 0.14%, 3/4/45 (b)	2,000	2,000
Total Closed-End Investment Companies (Cost $18,400)		18,400
Floating Rate Notes (a) (4.8%)
Michigan Finance Authority, MI, Hospital Revenue Refunding Bonds, McLaren Health Care Series 2015D-2 0.55%, 10/15/38	7,500	7,501
New York City Trust Cultural Resources Revenue IAM Commercial Paper 3/A2 Ser 2014 B1 Refunding Bonds, NY, American Museum of Natural History 2014 B-1 0.15%, 4/1/44	3,000	3,000
The Black Belt Energy Gas District Gas Supply Revenue Bonds, AL, Series 2016A 4.00%, 7/1/46	500	503
Total Floating Rate Notes (Cost $11,002)		11,004

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Quarterly Variable Rate Bonds (a) (13.9%)
Franklin County, OH, CHE Trinity Health Credit Group Ser 2013 0.10%, 12/1/46	$2,500	$2,500
Idaho Health Facilities Authority, ID, Hospital Revenue Bonds CHE Trinity Health Credit Group, Series 2013 0.10%, 12/1/48	2,500	2,500
Indiana Finance Authority, IN, Economic Development Refunding Revenue Bonds, Series 2010 A (AMT) 0.20%, 5/1/34	2,000	2,000
Lewisburg, TN, Industrial Development Board Solid Waste Disposal Waste Management Tennessee Project Ser 2012 (AMT) 0.18%, 7/2/35	3,250	3,250
Miami-Dade County, FL, Industrial Development
Authority Solid Waste Management, Inc. of Florida Project, Ser 2007 0.45%, 9/1/27	5,000	5,005
Ser 2011 (AMT) 0.55%, 11/1/41	2,250	2,252
Montgomery County, MD, CHE Trinity Health Credit Group Ser 2013 0.10%, 12/1/41	3,000	3,000
New York State Environmental Facilities Corporation, NY, Solid Waste Disposal Refunding Revenue Bonds, Waste Management Inc Project, Series 2012 0.18%, 5/1/30	1,750	1,750
Pennsylvania Economic Development Financing Authority, PA, Solid Waste Refunding Revenue Bonds, (Republic Services, Inc. Project) Series 2010 B 0.18%, 12/1/30	3,500	3,500
Ser 2019A (AMT) 0.20%, 4/1/34	2,000	2,000
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Series 2013 0.18%, 12/1/35	4,000	4,000
Total Quarterly Variable Rate Bonds (Cost $31,750)		31,757
Semi-Annual Variable Rate Bonds (a) (8.2%)
Mississippi Business Finance Corporation Gulf Opportunity Zone Bonds, MI, National Rural Utilities Coast Electric Power Association Project Ser 2007C 0.30%, 5/1/37	7,201	7,202
	Face Amount (000)	Value (000)
RBC Municipal Products Trust, Inc., CO, City and County of Denver, CO Airport System — Subordinate Bonds Floater Certificates Ser 2019-G114 0.30%, 12/1/26 (b)	$6,000	$6,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115 0.30%, 9/1/27 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 0.25%, 10/1/25 (b)	1,500	1,500
Total Semi-Annual Variable Rate Bond (Cost $18,701)		18,702
Commercial Paper (c) (9.6%)
Lincoln Nebraska, NE, Electric System Revenue IAM Commercial Paper, 3/A2 Series 1995 0.13%, 5/19/21	8,000	8,001
York County, SC, National Rural Utilities Cooperative Finance Corporation Pollution Control Revenue IAM Commercial Paper 3/A2 Series 2000 0.09%, 4/1/21	4,000	4,000
Texas, TX, A&M University Revenue IAM Commercial Paper Notes, 3/A2 Series B 0.20%, 4/6/21	10,000	10,000
Total Commercial Paper (Cost $22,000)		22,001
Municipal Bonds & Notes (8.5%)
Broome County, NY, Series 2020 BANs 1.50%, 4/30/21	7,500	7,507
State of Texas, TX, Series 2020 TRANs 4.00%, 8/26/21	11,000	11,174
The Black Belt Energy Gas District Gas Supply Revenue Bond, AL, Series 2021A 4.00%, 12/1/21 (d)	325	332
4.00%, 6/1/22 (d)	250	260
Total Municipal Bonds & Notes (Cost $19,266)		19,273
Total Investments (103.3%) (Cost $235,374) (e)(f)		235,392
Liabilities in Excess of Other Assets (–3.3%)		(7,514)
Net Assets (100.0%)		$227,878

(a)  Floating or variable rate securities: The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  The rates shown are the effective yields at the date of purchase.

(d)  When-issued security.

(e)  Securities are available for collateral in connection with purchase of when-issued security.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Portfolio of Investments (cont'd)

Ultra-Short Municipal Income Portfolio

(f)  At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $18,000 and the aggregate gross unrealized depreciation is approximately $0, resulting in net unrealized appreciation of approximately $18,000.

AMT  Alternative Minimum Tax.

BANs  Bond Anticipations Notes.

PUTTERs  Puttable Tax-Exempt Receipts.

TRANs  Tax and Revenue Anticipation Notes.

VRDP  Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	35.2%
Quarterly Variable Rate Bonds	13.5
Daily Variable Rate Bonds	13.4
Commercial Paper	9.3
Municipal Bonds & Notes	8.2
Semi-Annual Variable Rate Bonds	7.9
Closed-End Investment Companies	7.8
Other*	4.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Assets and Liabilities	March 31, 2021 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $235,374)	$235,392
Cash	164
Receivable for Investments Sold	2,699
Interest Receivable	364
Receivable for Fund Shares Sold	363
Due from Adviser	29
Other Assets	72
Total Assets	239,083
Liabilities:
Payable for Investments Purchased	10,592
Payable for Fund Shares Redeemed	540
Payable for Professional Fees	36
Payable for Shareholder Services Fees — Institutional Class	—	@
Payable for Shareholder Services Fees — Class A	6
Payable for Administration Fees	16
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Transfer Agency Fees — Institutional Class	—	@
Payable for Transfer Agency Fees — Class A	—	@
Other Liabilities	10
Total Liabilities	11,205
Net Assets	$227,878
Net Assets Consist of:
Paid-in-Capital	$227,817
Total Distributable Earnings	61
Net Assets	$227,878
CLASS IR:
Net Assets	$98,358
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	9,833,707
Net Asset Value, Offering and Redemption Price Per Share	$10.00
INSTITUTIONAL CLASS:
Net Assets	$7,503
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	749,181
Net Asset Value, Offering and Redemption Price Per Share	$10.01
CLASS A:
Net Assets	$122,017
Shares Outstanding (unlimited number of shares authorized, no par value) (not in 000's)	12,196,752
Net Asset Value, Offering and Redemption Price Per Share	$10.00

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Ultra-Short Municipal Income Portfolio

Statement of Operations	Six Months Ended March 31, 2021 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$313
Expenses:
Advisory Fees (Note B)	273
Shareholder Services Fees — Institutional Class (Note D)	4
Shareholder Services Fees — Class A (Note D)	153
Administration Fees (Note C)	109
Professional Fees	55
Registration Fees	48
Shareholder Reporting Fees	8
Custodian Fees (Note F)	6
Trustees' Fees and Expenses	4
Pricing Fees	3
Transfer Agency Fees — Class IR (Note E)	1
Transfer Agency Fees — Institutional Class (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Other Expenses	10
Total Expenses	676
Waiver of Advisory Fees (Note B)	(273)
Expenses Reimbursed by Adviser (Note B)	(67)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Reimbursement of Class Specific Expenses — Institutional Class (Note B)	(1)
Waiver of Shareholder Services Fees — Institutional Class (Note D)	(1)
Waiver of Shareholder Services Fees — Class A (Note D)	(85)
Net Expenses	248
Net Investment Income	65
Realized Gain:
Investments Sold	2
Change in Unrealized Appreciation (Depreciation):
Investments	(9)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(7)
Net Increase in Net Assets Resulting from Operations	$58

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Ultra-Short Municipal Income Portfolio

Statements of Changes in Net Assets	Six Months Ended March 31, 2021 (unaudited) (000)	Year Ended September 30, 2020 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$65	$2,228
Net Realized Gain	2	— @
Net Change in Unrealized Appreciation (Depreciation)	(9)	26
Net Increase in Net Assets Resulting from Operations	58	2,254
Dividends and Distributions to Shareholders:
Class IR	(56)	(623)
Institutional Class	(1)	(317)
Class A	(8)	(1,288)
Total Dividends and Distributions to Shareholders	(65)	(2,228)
Capital Share Transactions:(1)
Class IR:
Subscribed	52,500	157,978
Distributions Reinvested	56	622
Redeemed	(72,531)	(107,472)
Institutional Class:
Subscribed	5	37,600
Distributions Reinvested	1	316
Redeemed	(2,500)	(68,136)
Class A:
Subscribed	33,113	299,894
Distributions Reinvested	8	1,286
Redeemed	(96,965)	(248,222)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(86,313)	73,866
Total Increase (Decrease) in Net Assets	(86,320)	73,892
Net Assets:
Beginning of Period	314,198	240,306
End of Period	$227,878	$314,198
(1) Capital Share Transactions:
Class IR:
Shares Subscribed	5,249	15,800
Shares Issued on Distributions Reinvested	6	62
Shares Redeemed	(7,253)	(10,748)
Net Increase (Decrease) in Class IR Shares Outstanding	(1,998)	5,114
Institutional Class:
Shares Subscribed	— @@	3,756
Shares Issued on Distributions Reinvested	— @@	32
Shares Redeemed	(249)	(6,813)
Net Decrease in Institutional Class Shares Outstanding	(249)	(3,025)
Class A:
Shares Subscribed	3,311	29,992
Shares Issued on Distributions Reinvested	1	129
Shares Redeemed	(9,695)	(24,830)
Net Increase (Decrease) in Class A Shares Outstanding	(6,383)	5,291

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020	Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.09	0.12
Net Realized and Unrealized Gain	0.00	(3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.00	(3)	0.09	0.12
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.09)	(0.12)
Net Asset Value, End of Period	$10.00		$10.00	$10.00
Total Return(4)	0.05	%(5)	0.91%	1.19	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$98,358		$118,335	$67,174
Ratio of Expenses Before Expense Limitation	0.38	%(6)	0.40%	0.52	%(6)
Ratio of Expenses After Expense Limitation	0.13	%(6)	0.13%	0.13	%(6)
Ratio of Net Investment Income	0.10	%(6)	0.78%	1.49	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Institutional Class
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020	Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.02		$10.00	$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.10	0.11
Net Realized and Unrealized Gain (Loss)	(0.01)		0.00 (3)	0.00	(3)
Total from Investment Operations	(0.01)		0.10	0.11
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.08)	(0.11)
Net Asset Value, End of Period	$10.01		$10.02	$10.00
Total Return(4)	(0.09	)%(5)	1.01%	1.11	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,503		$9,997	$40,250
Ratio of Expenses Before Expense Limitation	0.50	%(6)	0.49%	0.62	%(6)
Ratio of Expenses After Expense Limitation	0.21	%(6)	0.23%	0.23	%(6)
Ratio of Net Investment Income	0.02	%(6)	1.03%	1.39	%(6)
Portfolio Turnover Rate	N/A(7)		N/A(7)	N/A(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021

Financial Highlights

Ultra-Short Municipal Income Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended March 31, 2021 (unaudited)		Year Ended September 30, 2020	Period from December 19, 2018(1) to September 30, 2019
Net Asset Value, Beginning of Period	$10.00		$10.00	$10.00
Income from Investment Operations:
Net Investment Income(2)	0.00	(3)	0.07	0.10
Net Realized and Unrealized Gain	0.00	(3)	0.00 (3)	0.00	(3)
Total from Investment Operations	0.00	(3)	0.07	0.10
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.07)	(0.10)
Net Asset Value, End of Period	$10.00		$10.00	$10.00
Total Return(4)	0.00	%(5)(6)	0.73%	1.04	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$122,017		$185,866	$132,882
Ratio of Expenses Before Expense Limitation	0.58	%(7)	0.59%	0.72	%(7)
Ratio of Expenses After Expense Limitation	0.22	%(7)	0.32%	0.33	%(7)
Ratio of Net Investment Income	0.01	%(7)	0.68%	1.30	%(7)
Portfolio Turnover Rate	N/A(8)		N/A(8)	N/A(8)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

(8)  During the reporting period, the Fund did not hold any long-term investments and accordingly portfolio turnover is not applicable.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("Trust") is registered under the Investment Company Act of 1940, as amended (the "Act''), as an open-end management investment company. The Trust is comprised of thirteen separate, active funds (individually referred to as a "Fund," collectively as the "Funds"). The Trust applies investment company accounting and reporting guidance. All Funds are considered diversified for purposes of the Act.

The accompanying financial statements relate to the Ultra-Short Municipal Income Portfolio. The Fund seeks current income exempt from federal income tax and capital preservation while maintaining liquidity. The Fund offers three classes of shares — Class IR, Institutional Class and Class A.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; and (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions

13

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$82,755	$—	$82,755
Daily Variable Rate Bonds	—	31,500	—	31,500
Closed-End Investment Companies	—	18,400	—	18,400
Floating Rate Notes	—	11,004	—	11,004
Quarterly Variable Rate Bonds	—	31,757	—	31,757
Semi-Annual Variable Rate Bonds	—	18,702	—	18,702
Commercial Paper	—	22,001	—	22,001
Municipal Bonds & Notes	—	19,273	—	19,273
Total Short-Term Investments	—	235,392	—	235,392
Total Assets	$—	$235,392	$—	$235,392

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

4.  Indemnifications: The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown.

14

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services and transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.20% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR shares, 0.35% for Institutional Class shares and 0.40% for Class A shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. In addition, the Adviser may make additional vol-

untary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense ratios due to these additional fee waivers and/or expense reimbursements. The Adviser may also waive additional advisory fees and/or reimburse expenses to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2021, approximately $273,000 of advisory fees were waived and approximately $69,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Trust and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Trust. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, and an indirect subsidiary of Morgan Stanley, serves as the Trust's Distributor of Fund shares pursuant to a Distribution Agreement. The Trust has adopted a Shareholder Services Plan with respect to the Institutional Class shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.10% of the Fund's average daily net assets attributable to the Institutional Class shares.

The Trust has adopted a Shareholder Services Plan with respect to the Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets attributable to the Class A shares. The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year or until such time as the Trustees act to discontinue all or a portion of such waiver when it deems such action is appropriate. For the six months ended March 31, 2021, this waiver amounted to approximately $38,000.

15

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

The Distributor has agreed to reduce its distribution fees to enable the Fund to maintain a minimum level of daily net investment income. For the six months ended March 31, 2021, this waiver amounted to approximately $48,000.

The shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Institutional Class and Class A shares.

E. Dividend Disbursing and Transfer/Co-Transfer Agent: The Trust's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Trust pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Trust.

Morgan Stanley Services Company Inc. serves as Co-Transfer Agent and provides certain transfer agency services to the Fund with respect to certain direct transactions with the Fund.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended March 31, 2021, the Fund engaged in cross-trade purchases of approximately $9,700,000 and sales of approximately $2,000,000, which resulted in no net realized gains or losses.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment op-

tions under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended September 30, 2020, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 Distributions Paid From: Tax-Exempt Income (000)	2019 Distributions Paid From: Tax-Exempt Income (000)
$2,228	$1,474

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

16

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Notes to Financial Statements (cont'd)

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended September 30, 2020.

At September 30, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Tax-Exempt Income (000)	Undistributed Long-Term Capital Gain (000)
$189	$—

At September 30, 2020, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $1,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Trust and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. Effective April 19, 2021, the interest rate on borrowings is based on the federal funds effective rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended March 31, 2021, the Fund did not have any borrowings under the Facility.

J. Other: At March 31, 2021, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 85.8%.

K. Market Risk: Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy over-

all, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

17

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 3-4, 2021, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2020, through December 31, 2020, as required under the Liquidity Rule, and discussed the impact of the COVID-19 pandemic on liquidity and the LRS's assessment of liquidity risk during the reporting period, including during the distressed market environment caused by the onset of the COVID-19 pandemic. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

18

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

19

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

20

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Morgan Stanley Institutional Fund Trust

Semi-Annual Report — March 31, 2021 (unaudited)

Trustee and Officer Information

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Morgan Stanley Services Company, Inc.
522 Fifth Avenue
New York, New York 10036

Custodian

State Street ank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Trust's Proxy Voting Policy and Procedures and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund Trust, which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

22

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2021 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFTUSMISAN
3566171 EXP 05.31.22

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2021

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2021